AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2013

                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                      UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549

                                         FORM N-4

                               REGISTRATION STATEMENT UNDER
                              THE SECURITIES ACT OF 1933 [_]

                             PRE-EFFECTIVE AMENDMENT NO. [_]

                           POST-EFFECTIVE AMENDMENT NO. 24 [X]

                                           AND

                             REGISTRATION STATEMENT UNDER [_]

                            THE INVESTMENT COMPANY ACT OF 1940

                                   AMENDMENT NO. 24 [X]

                        JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                (Exact Name of Registrant)

                        JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                   (Name of Depositor)

                                 10350 Ormsby Park Place

                                   Louisville, KY 40223
                   (Address of Depositor's Principal Executive Offices)

                       Depositor's Telephone Number: (866) 667-0561

                          NAME AND ADDRESS OF AGENT FOR SERVICE:

                                  CRAIG A. HAWLEY, ESQ.
                              GENERAL COUNSEL AND SECRETARY
                        Jefferson National Life Insurance Company
                                 10350 Ormsby Park Place
                                Louisville, Kentucky 40223

                  It is proposed that this filing will become effective:

            [_] immediately upon filing pursuant to paragraph (b) of Rule 485

                 [X] on May 1, 2013 pursuant to paragraph (b) of Rule 485

            [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                [_] on      , pursuant to paragraph (a)(1) of Rule 485

                         If appropriate check the following box:

    [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

Jefferson National [LOGO]                         The Achievement & The Educator


                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT E





                                                          MAY 1, 2013 PROSPECTUS

--------------------------------------------------------------------------------

                        The Achievement and The Educator

    Individual & Group Flexible Premium Variable Deferred Annuity Issued by:
                 JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.


      The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.


      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.


      Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.


      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;


      o Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.


      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents

                                                                            Page
Definitions of Special Terms..................................................4
Highlights....................................................................5
Fee Table.....................................................................6
Examples of Fees and Expenses.................................................7
Condensed Financial Information...............................................7
The Company...................................................................8
The Achievement and The Educator Variable Annuity Contracts...................8
   Free Look..................................................................8
   Ownership..................................................................8
   Beneficiary................................................................8
   Change of Ownership........................................................8
   Non-Qualified Contracts....................................................8
   Qualified Contracts........................................................9
   Requesting Transactions or Obtaining Information About your Contract.......9
   Options When You Terminate Your Participation In The Plan..................9
Purchase......................................................................10
   Purchase Payments..........................................................10
   Allocation of Purchase Payments............................................10
Investment Options............................................................10
   Investment Portfolios......................................................10
   Administrative, Marketing and Support Services Fees........................10
   The Fixed Account..........................................................11
   The General Account........................................................11
   Voting Rights..............................................................11
   Substitution...............................................................11
   Transfers..................................................................11
   Excessive Trading Limits...................................................11
   Frequent Trading...........................................................12
   Dollar Cost Averaging Program..............................................12
   Rebalancing Program........................................................13
   Advisory Fee Withdrawals...................................................13
   Interest Sweep Program.....................................................13
Expenses......................................................................13
   Insurance Charges..........................................................13
   Annual Administrative Fee..................................................13
   Withdrawal Charge..........................................................14
   Waiver of Withdrawal Charge................................................14
   Reduction or Elimination of the Withdrawal Charge..........................15
   Investment Portfolio Expenses..............................................15
   Premium Taxes..............................................................15
   Income Taxes...............................................................15
Contract Value................................................................15
   Accumulation Units.........................................................15
   Access to your Money.......................................................15
   Suspension of Payments or Transfers........................................16
   Restrictions Under Optional Retirement Programs............................16
   Restrictions Under Section 403(b) Plans....................................16
   Systematic Withdrawal Program..............................................16
   Loans......................................................................16
Death Benefit.................................................................16
   Death Benefit During the Accumulation Period...............................16

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   Death Benefit Amount During the Accumulation Period........................17
   Payment of the Death Benefit During the Accumulation Period................17
   Death Benefit During the Annuity Period....................................17
Annuity Payments (The Annuity Period).........................................17
   Annuity Payment Amount.....................................................17
   Annuity Options............................................................18
Taxes.........................................................................19
   Annuity Contracts in General...............................................19
   Tax Status of the Contracts................................................19
   Taxation of Non-Qualified Contracts........................................19
   Taxation of Qualified Contracts............................................21
   Possible Tax Law Changes...................................................21
Other Information.............................................................21
   Legal Proceedings..........................................................21
   The Variable Account.......................................................21
   Distributor................................................................22
   Financial Statements.......................................................22
   Independent Registered Public Accounting Firm..............................22
Appendix A--More Information About the Investment Portfolios..................23
Appendix B--Condensed Financial Information...................................28
Appendix C--Deductions for Taxes - Qualified and Nonqualified Annuity
   Contracts..................................................................46
Privacy Policy................................................................47
Table of Contents of the Statement of Additional Information..................48

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Definitions of Special Terms



  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

  ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.


  ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. If a prior date is not selected, the Annuity Date is the Maximum Maturity date.


  ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

  BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".


  CODE: Internal Revenue Code of 1986, as amended.


  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.



  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

  FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

  INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

  INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).


  MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.


  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars.
These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

  PLAN: A voluntary program for an employer that qualifies for special tax treatment.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

  REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party

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to a selling group agreement with the Company.

  SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

  VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

  VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

  WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

  WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

  The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.


  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

  RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

  DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

  LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

  ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.


  FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. We deem this period as ending 15 days after we mail a contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.


  TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website
(www.jeffnat.com) or contact Us at:

Jefferson National Life
Insurance Company P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)       9%
Transfer Fee.................................................    None

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2).........................  $30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees.....................             1.25%
Administrative Charge...............................             0.15%
Total Annual Expenses of the Variable Account.......             1.40%

  The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                       Minimum       Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees,            Gross: 0.27%  Gross: 4.73%
and other expenses)(3).............................   Net: 0.27%     Net: 3.37%

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:


No. of Contract Years from                                  Contingent Deferred
Receipt of Purchase Payment                                Sales Charge Percent
--------------------------------------------------------------------------------
0-1.................................................                9%
2...................................................                9%
3...................................................                8%
4...................................................                7%
5...................................................                5%
6...................................................                3%
7 and more..........................................                0%
--------------------------------------------------------------------------------


(1) Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").


(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.


(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2014. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses


  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

  The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


Assuming Maximum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..   $1317.06    $2505.24    $3475.42    $5969.97

Assuming Minimum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..   $1004.27    $1321.59    $1488.48    $2261.51

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..   $1317.06    $2505.24    $3022.59    $5969.97

Assuming Minimum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..   $1004.27    $1321.59    $1046.53    $2261.51

(3) If you do not surrender your Contract:

Assuming Maximum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..    $507.00    $1782.91    $3022.59    $5969.97

Assuming Minimum Investment       1 year      3 years     5 years    10 years
Portfolio Operating Expenses..    $197.00     $609.09    $1046.53    $2261.51

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

  Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.


The Achievement and The Educator Variable Annuity Contracts

  This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.


  The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

  The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

  In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.


Free Look

  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.


Ownership

   You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.


  The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group then you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.


Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

  In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

  In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

  MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

  A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

  No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

 You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

 TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

 We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

  SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

  You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

  Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.


  We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.


  Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

  If you terminate your participation in a Plan before the Annuity Date, you will have the following options:


  (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below prior to the Maximum Maturity Date, This option will automatically apply, unless you file a written election of another option.


  (b) apply your Contract Value to provide Annuity Payments which begin immediately.

  (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

  (d) terminate the Individual Account and receive the

       Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

  The Purchase Payment requirements are as follows:

  o   For TSAs, the minimum initial and subsequent Purchase Payment is $50.

  o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

  o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

  o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

  We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

  Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

 If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios


  The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.


  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

  The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.


  Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.


Administrative, Marketing and Support Services Fees

   Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

  The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

  During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

  If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

  See your Contract for more information regarding the Fixed Account.

The General Account

  During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution


  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.


Transfers

  You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

  EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

     1.   Limits on transfers out of the Fixed Account may apply.

     2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

     1.   You may not transfer funds to the Fixed Account during the Annuity
          Period.

     2.   You may only make transfers between the Investment Portfolios.

     3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

  This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

  The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

  As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

Frequent Trading

  We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex funds listed in Appendix A with a specific hold time which do not permit active trading), the Direxion Dynamic VP HY Bond Fund, and the Money Market Portfolio(s). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A. This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.


 With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. If a transfer request is restricted or denied, the person placing the transfer will be notified (You or your Registered Representative or Financial Advisor).


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

  EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals


  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.


  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

  You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

  Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

  The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

                            Current Insurance Charge
                               -----------------
                                     1.40%

Annual Administrative Fee

  On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

  We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract

Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

  The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

  No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

  During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                                        WITHDRAWAL
OF PURCHASE PAYMENT                                                   CHARGE
--------------------------------------------------------------------------------
First Year.................................................             9%
Second Year................................................             9%
Third Year.................................................             8%
Fourth Year................................................             7%
Fifth Year.................................................             5%
Sixth Year.................................................             3%
Seventh Year and later.....................................             0%
--------------------------------------------------------------------------------

  In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

      o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

  FREE WITHDRAWALS. Subject to any applicable limitations,, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

      o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

  On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

      (i)   if the Annuitant dies;

      (ii)  if you die; or

      (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

  If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

  If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

  In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

  UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

  This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

  We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

  We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

  Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

      2.    subtracting the daily amount of the Insurance Charges.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with
326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

  You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments;

      o where available, obtaining a loan based on the value of your Contract; or

      o     when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

  If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

  Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

  A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

  Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

Suspension of Payments or Transfers

  We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

  If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

  Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

  If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you reach age 59 1/2;

      (2)   when you leave your job;

      (3)   when you die;

      (4)   if you become disabled (as that term is defined in the Code);

      (5)   made in the case of hardship; or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

  Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

  The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

  The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

  Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

  The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

  A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

  If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until We pay the death benefit, or until new instructions are given by the Beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.


Death Benefit Amount During the Accumulation Period

  If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals.

  If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

      (3)   the total Purchase Payments made, less any partial withdrawals.

  If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

  Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount; or

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

  The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

  If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

 For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.


  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you annuitize prior to the Maximum Maturity Date and do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.


  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    The performance of the Investment Portfolio(s) you selected; and

      4)    The Annuity Option you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

  If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options


  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

  The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining age 100 (or the Maximum Maturity Date). The terms of this required annuitization may vary by state.


  FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

  THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

  FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

  To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

  FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

  If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

  NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

  Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

  If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

  For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

  Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

  Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

  Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

  Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

  Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

  Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

  Required Minimum Distributions

  Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

The Variable Account

  We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

  Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

      o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Variable Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable

            Account;

      o deregister the Variable Account under the Investment Company Act of 1940; and

      o operate the Variable Account under the direction of a committee or in another form.

Distributor


  Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm


  The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

------------------------------------------------------------------------------------------------------------------------------------
                                                   Appendix A: Investment Options
------------------------------------------------------------------------------------------------------------------------------------
                       Fund Name                                               Objective                          Early    Hold
                                                                                                                Cut Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                    Long term capital appreciation.                                          7
------------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                          Long term capital appreciation.                                          7
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                        Long term capital appreciation.                                          7
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)         Long term growth of capital.                                            30
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                    Long-term capital growth & current income.                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)             Capital appreciation.  Income is secondary.                             30
------------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term total return to protect against U.S.
American Century VP Inflation Protection (Class II)       inflation.                                                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)               Capital growth.                                                         30
------------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital growth.  Income is a secondary
American Century VP Large Company Value (Class I)         objective.                                                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)                       Long-term capital growth.                                               30
------------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital growth over time.  Income is
American Century VP Value (Class I)                       secondary.                                                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista (Class I)                       Long-term capital growth.                                               30
------------------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class II)       Long-term capital appreciation.                                          7
------------------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                               Maximize total return (income plus capital
                                                          appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)                 Long-term capital growth.                                               60
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                             To match the performance of the S&P Small Cap 600                       60
                                                          Index.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                       Capital growth with current income as a secondary                       60
                                                          goal.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                       To match the performance of the S&P 500 Index.                          60
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                   High current income.                                                    30
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                           Capital appreciation.                                                   30
------------------------------------------------------------------------------------------------------------------------------------
                                                          High current income and moderate capital
Federated Managed Volatility II                           appreciation.                                                           30
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All-Asset Conservative Strategy             Preservation of capital and secondarily long-term                       30
                                                          growth of capital by investing principally in a
                                                          diversified portfolio of underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All-Asset Aggressive Strategy               Growth of capital by investing principally in a                         30
                                                          diversified portfolio of underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All-Asset Moderate Strategy                 Growth of capital and secondarily preservation of                       30
                                                          capital by investing principally in a diversified
                                                          portfolio of underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Amerigo                      Long-term growth of capital without regard to
                                                          current income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Fund Name                                               Objective                          Early    Hold
                                                                                                                Cut Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Clermont                     Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Multi-Hedge Strategies                      Capital appreciation consistent with the return and                     30
                                                          risk characteristics of the hedge fund universe.
                                                          Secondary objective is to achieve these returns with
                                                          low correlation to and less volatility than equity
                                                          indices.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Momentum                    Long term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                          Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                  Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                                    Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                             Long-term capital appreciation thru investments in     3:35PM
                                                          commodity-linked instruments.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                                Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                                  Investment results that match 200% of the              3:45PM
                                                          performance of the Dow Jones Industrial Average
                                                          (DJIA) Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                                      Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                           Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                  Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                            Investment results that correlate to the daily price   3:45PM
                                                          movement of the Dow Jones Stoxx 50 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                               Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy               Investment results that correspond to a benchmark      3:45PM
                                                          for U.S. gov't securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                      Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                         Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                          Investment returns that inversely correlate to the     3:45PM
                                                          daily performance of the DJIA.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy            Total returns that inversely correlate to the daily    3:45PM
                                                          price movement of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that inversely correlate to the
Rydex VT Inverse Mid-Cap Strategy                         daily performance of the S&P MidCap 400 Index.         3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that inversely correlate to the
Rydex VT Inverse NASDAQ-100 Strategy                      performance of the NASDAQ 100 Index.                   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that inversely correlate to the
Rydex VT Inverse Russell 2000 Strategy                    daily performance of the Russell 2000 Index.           3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that inversely correlate to the
Rydex VT Inverse S&P 500 Strategy                         daily performance of the S&P 500 Index.                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                Investment results that correlate to the performance   3:45PM
                                                          of a specific benchmark. The Fund's current
                                                          benchmark is 200% of the fair value of the Nikkei
                                                          225 Stock Average (the "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                          Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                            Investment results that correlate to the performance   3:45PM
                                                          of a specific benchmark for mid-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that match 200% of the
                                                          performance of the NASDAQ 100 Index on a daily
Rydex VT NASDAQ-100 2x Strategy                           basis.                                                 3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correspond to a benchmark
Rydex VT NASDAQ-100 Strategy                              for over-the-counter securities.                       3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment results that match the performance of a
Rydex VT Nova                                             specific benchmark on a daily basis.                   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                  Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                      Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                        Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 1.5x Strategy                       Investment results that correlate to the performance   3:45PM
                                                          of a specific benchmark for small-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy                         Investment results that match the performance of the   3:45PM
                                                          Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Fund Name                                               Objective                          Early    Hold
                                                                                                                Cut Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                              Investment results that match 200% of the              3:45PM
                                                          performance of the S&P 500 index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P 500 Pure Growth                              of the S&P 500/Citigroup Pure Growth Index.            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P 500 Pure Value                               of the S&P 500/Citigroup Pure Value Index.             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P MidCap 400 Pure Growth                       of the S&P 400/Citigroup Pure Growth Index.            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P MidCap 400 Pure Value                        of the S&P 400/Citigroup Pure Value Index.             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P SmallCap 600 Pure Growth                     of the S&P SmallCap 600/Citigroup Pure Growth Index.   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investment returns that correlate to the performance
Rydex VT S&P SmallCap 600 Pure Value                      of the S&P SmallCap 600/Citigroup Pure Value Index.    3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x Strategy                 To match the performance of a specific benchmark on    3:45PM
                                                          a daily basis. The current benchmark is 200% of the
                                                          US Dollar Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                       Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                               Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                   Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                        Capital appreciation.                                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2X Strategy                     To match the performance of a specific benchmark on    3:45PM
                                                          a daily basis. The current benchmark is 200% of the
                                                          inverse performance of the US Dollar Index.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                       Long term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series I)              Reasonable current income and long-term growth of                        7
                                                          income and capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)                Long term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)                Total return through growth of capital and current                       7
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total return, comprised of current income and
Invesco V.I. High Yield (Series I)                        capital appreciation.                                                   60
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)              Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)                      Current income as is consistent with preservation of
                                                          capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                        Capital growth and income.                                               7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)              Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)                      Long-term capital growth, consistent with                                7
                                                          preservation of capital and balanced by current
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                    Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                         Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                    Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                      Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional)         Capital appreciation.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity                 Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                    Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity               Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity                   Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)          Capital appreciation.                                                   30
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class I)              Long-term capital growth with current income a                          30
                                                          secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
                                                          High level of current income, with long-term capital
ClearBridge Variable Equity Income (Class I)              appreciation as its secondary objective.                                30
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Fund Name                                               Objective                          Early    Hold
                                                                                                                Cut Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)           Long-term growth of capital.                                            30
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable  Global High Yield Bond (Class I)  To maximize total return, consistent with the                           30
                                                          preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                          To maximize total return, consistent with the
Western Asset Variable Strategic Bond (Class I)           preservation of capital.                                                30
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)        Current income and capital appreciation.                                30
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income  (Class VC)                 Long-term growth of capital and income without                          30
                                                          excessive fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)            Long term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value (Class I)    Growth of capital.                                                       7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)             Growth of capital.                                                       7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class I)        Highest available current income consistent with                         7
                                                          liquidity and low risk to principal; total return is
                                                          a secondary goal.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)           Long-term capital appreciation.                                          7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)        Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                      Total return.                                                            7
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                        Total return.                                                            7
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                            Maximum real return, consistent with preservation of                     7
                                                          real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum real return, consistent with prudent
PIMCO CommodityRealReturn Strategy (Admin. Class)         investment management.                                                   7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Emerging Markets Bond (Admin. Class)                of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)      of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Global Bond - Unhedged (Admin. Class)               of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO High Yield (Admin. Class)                           of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Long-Term U.S. Government (Admin. Class)            of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Low Duration (Admin. Class)                         of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum real return, consistent with preservation of
PIMCO Real Return (Admin. Class)                          real capital and prudent investment management.                          7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum current income, consistent with preservation
PIMCO Short-Term (Admin. Class)                           of capital and daily liquidity.                                          7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximum total return, consistent with preservation
PIMCO Total Return (Admin. Class)                         of capital and prudent investment management.                            7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)                  Long term capital growth.                                                7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)                   Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                      Current income and long-term growth of capital.                          7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                               Reasonable income and capital growth.                                    7
------------------------------------------------------------------------------------------------------------------------------------
                                                          Maximize total return (income plus capital
Pioneer High Yield VCT (Class II)                         appreciation).                                                          90
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                      Capital appreciation.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)                   A high level of current income.                                          7
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                        Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                        Long-term growth of capital.                                             7
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                        Long-term capital appreciation.                                         60
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Fund Name                                               Objective                          Early    Hold
                                                                                                                Cut Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)              Long-term capital appreciation. Income is a                             30
                                                          secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation. Income is a
Van Eck VIP Global Hard Assets (Initial Class)            secondary consideration.                                                30
------------------------------------------------------------------------------------------------------------------------------------
                                                          Consistent absolute (positive) returns in various
Van Eck VIP Multi-Manager Alternatives (Initial Class)    market cycles.                                                          30
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond (Initial  High total return-income plus capital appreciation.                     30
Class)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)              Long term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)            Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

* *Pursuant to our frequent trading policy outlined on page 12 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio).

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History
The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each

Sub-Account for the periods ended December 31.


                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                            $4.434  $4.510  $4.011  $2.692  $4.976  $3.779  $3.213  $2.847  $2.669  $2.009
Ending AUV                               $5.172  $4.434  $4.510  $4.011  $2.692  $4.976  $3.779  $3.213  $2.847  $2.669

Percentage change in AUV                 16.64%  -1.69%  12.44%  49.00% -45.90%  31.68%  17.62%  12.86%  6.67%   32.85%

Ending Number of AUs (000s)               1,151   1,279   1,473   1,612   1,785   2,026   2,301   2,694   3,270   3,810

Large Cap Growth Portfolio
--------------------------
Beginning AUV                            $1.919  $1.953  $1.746  $1.200  $2.260  $1.911  $1.843  $1.668  $1.604  $1.203
Ending AUV                               $2.079  $1.919  $1.953  $1.746  $1.200  $2.260  $1.911  $1.843  $1.668  $1.604

Percentage change in AUV                  8.34%  -1.74%  11.86%  45.50% -46.90%  18.26%   3.69%  10.49%   3.99%  33.33%

Ending Number of AUs (000s)               1,583   1,830   1,975   2,268   2,499   2,849   3,286   3,909   4,513   5,490

Mid Cap Growth Portfolio
------------------------
Beginning AUV                            $2.090  $2.310  $1.962  $1.312  $3.195  $2.463  $2.268  $2.094  $1.878  $1.289
Ending AUV                               $2.394  $2.090  $2.310  $1.962  $1.312  $3.195  $2.463  $2.268  $2.094  $1.878

Percentage change in AUV                 14.55%  -9.52%  17.74%  49.54% -58.94%  29.72%   8.60%   8.31%  11.50%  45.69%

Ending Number of AUs (000s)                 705     795     918   1,077   1,241   1,431   1,520   1,883   2,424   2,294

Small Cap Growth Portfolio
--------------------------
Beginning AUV                            $1.824  $1.910  $1.546  $1.078  $2.047  $1.770  $1.496  $1.298  $1.129  $0.804
Ending AUV                               $2.023  $1.824  $1.910  $1.546  $1.078  $2.047  $1.770  $1.496  $1.298  $1.129

Percentage change in AUV                 10.91%  -4.50%  23.54%  43.41%  -47.34% 15.65%  18.32%  15.25%  14.97%  40.42%

Ending Number of AUs (000s)                 677     775     927   1,091   1,278   1,503   1,822   2,011   2,260   2,700

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
---------------------------------------------------
Beginning AUV                            $1.146  $1.093  $0.980  $0.823  $1.405  $1.355  $1.172  $1.133  $1.031  $0.789
Ending AUV                               $1.328  $1.146  $1.093  $0.980  $0.823  $1.405  $1.355  $1.172  $1.133  $1.031

Percentage change in AUV                 15.88%  4.85%   11.53%  19.08% -41.42%   3.69%  15.61%   3.44%   9.89%  30.67%

Ending Number of AUs (000s)                 243     206     181     302     300     349     187     176     191     176

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                           $12.126 $11.675 $10.605  $9.313 $11.855 $11.457 $10.599 $10.042   N/A     N/A
Ending AUV                              $13.368 $12.126 $11.675 $10.605 $9.313  $11.855 $11.457 $10.599   N/A     N/A

Percentage change in AUV                 10.24%  3.86%   10.09%  13.87% -21.44%   3.47%   8.10%   5.55%   N/A     N/A

Ending Number of AUs (000s)                  14      17      21      21      14       6       9       1   N/A     N/A

VP Income & Growth Fund
-----------------------
Beginning AUV                            $1.144  $1.125  $0.999  $0.858  $1.331  $1.350  $1.169  $1.133  $1.017  $0.797
Ending AUV                               $1.294  $1.144  $1.125  $0.999  $0.858  $1.331  $1.350  $1.169  $1.133  $1.017

Percentage change in AUV                 13.11%   1.69%  12.61%  16.43% -35.54%  -1.41%  15.48%   3.18%  11.41%  27.60%

Ending Number of AUs (000s)                 452     528     604     623     671   1,056   1,324   1,322   1,569   1,627

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                           $13.770 $12.496 $12.058 $11.092 $11.431 $10.587 $10.569 $10.553 $10.044   N/A
Ending AUV                              $14.581 $13.770 $12.496 $12.058 $11.092 $11.431 $10.587 $10.569 $10.553   N/A

Percentage change in AUV                  5.89%  10.20%   3.63%   8.71%  -2.97%   7.97%   0.17%   0.15%   5.07%   N/A

Ending Number of AUs (000s)                  15      10      13       7       6       4       1       2       0   N/A

VP International Fund
---------------------
Beginning AUV                            $1.444  $1.665  $1.490  $1.130  $2.077  $1.784  $1.447  $1.296  $1.143  $0.931
Ending AUV                               $1.725  $1.444  $1.665  $1.490  $1.130  $2.077  $1.784  $1.447  $1.296  $1.143

Percentage change in AUV                 19.46% -13.27%  11.74%  31.86% -45.59%  16.42%  23.29%  11.65%  13.39%  22.77%

Ending Number of AUs (000s)                 307     352     398     428     456     505     591     618     838     681

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                            $7.484  $7.505  $6.858  $5.794  $9.368 $10.037   N/A     N/A     N/A     N/A
Ending AUV                               $8.589  $7.484  $7.505  $6.858  $5.794  $9.368   N/A     N/A     N/A     N/A

Percentage change in AUV                 14.76%  -0.28%  9.43%   18.36% -38.15%  -6.67%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                   3       3       0       1       1       0   N/A     N/A     N/A     N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                           $10.065 $10.099  $8.822  $6.653 $11.529 $10.019   N/A     N/A     N/A     N/A
Ending AUV                              $11.306 $10.065 $10.099 $8.822  $6.653  $11.529   N/A     N/A     N/A     N/A

Percentage change in AUV                 12.33%  -0.34%  14.48%  32.60% -42.29%  15.07%  N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                   2       2       2       1       0       0  N/A     N/A     N/A     N/A

VP Value Fund
-------------
Beginning AUV                            $2.138  $2.146  $1.919  $1.623  $2.248  $2.404  $2.054  $1.983  $1.759  $1.383
Ending AUV                               $2.415  $2.138  $2.146  $1.919  $1.623  $2.248  $2.404  $2.054  $1.983  $1.759

Percentage change in AUV                 12.96%  -0.37%  11.83%  18.24%  -27.80% -6.49%  17.04%  3.58%   12.73%  27.19%

Ending Number of AUs (000s)                 816     921   1,081   1,209   1,313   1,634   1,935   2,382   2,525   2,590

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                            $8.392  $9.239  $7.563  $6.262 $12.362  $9.971   N/A     N/A     N/A     N/A
Ending AUV                               $9.566  $8.392  $9.239  $7.563  $6.262 $12.362   N/A     N/A     N/A     N/A

Percentage change in AUV                 13.99%  -9.17%  22.16%  20.78% -49.34%  23.98%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                   6       8       9      10      11      14   N/A     N/A     N/A     N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST
CVP Seligman Global Technology Portfolio
----------------------------------------
Beginning AUV                            $0.662  $0.714  $0.629  $0.394  $0.670  $0.589  $0.508  $0.477  $0.465  $0.347
Ending AUV                               $0.698  $0.662  $0.714  $0.629  $0.394  $0.670  $0.589  $0.508  $0.477  $0.465

Percentage change in AUV                  5.44%  -7.28%  13.51%  59.64% -41.19%  13.75%  15.94%   6.50%   2.58%  34.01%

Ending Number of AUs (000s)                 618     702     312     310     299     333     499     455     495     518

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                           $10.795 $10.431 $10.171 $9.393  $10.582 $10.925 $10.431 $10.056   N/A     N/A
Ending AUV                              $11.616 $10.795 $10.431 $10.171 $9.393  $10.582 $10.925 $10.431   N/A     N/A

Percentage change in AUV                  7.61%   3.49%   2.56%   8.28% -11.24%  -3.14%   4.74%   3.73%   N/A     N/A

Ending Number of AUs (000s)                   0       0       1       0       0       0       0       0   N/A     N/A

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                           $13.125 $13.236 $10.667  $8.652 $12.701 $12.966 $11.492 $10.131   N/A     N/A
Ending AUV                              $14.979 $13.125 $13.236 $10.667  $8.652 $12.701 $12.966 $11.492   N/A     N/A

Percentage change in AUV                 14.13%  -0.84%  24.08%  23.29% -31.88%  -2.04%  12.83%  13.43%   N/A     N/A

Ending number of AUs (000s)                   7       6       8       5       4       4       2       2   N/A     N/A

The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------
Beginning AUV                            $1.996  $2.006  $1.772  $1.344  $2.078  $1.955  $1.816  $1.777  $1.696  $1.365
Ending AUV                               $2.204  $1.996  $2.006  $1.772  $1.344  $2.078  $1.955  $1.816  $1.777  $1.696

Percentage change in AUV                 10.42%  -0.50%  13.21%  31.85% -35.32%   6.29%   7.65%   2.19%   4.78%  24.25%

Ending Number of AUs (000s)                 676     752     880     987   1,131   1,285   1,497   1,798   2,201   2,430

DREYFUS STOCK INDEX FUND
Beginning AUV                            $2.421  $2.410  $2.128  $1.708  $2.756  $2.655  $2.331  $2.258  $2.070  $1.635
-----------------------------------------------------------------------------------------------------------------------
Ending AUV                               $2.763  $2.421  $2.410  $2.128  $1.708  $2.756  $2.655  $2.331  $2.258  $2.070

Percentage change in AUV                 14.13%   0.46%  13.25%  24.59% -38.03%   3.80%  13.90%   3.23%   9.08%  26.61%

Ending Number of AUs (000s)               4,159   4,594   5,158   5,556   6,145   6,963   8,026   9,829  11,179  12,399

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                            $1.203  $1.496  $1.453  $1.125  $1.820  $1.772  $1.466  $1.329  $1.123  $0.835
Ending AUV                               $1.336  $1.203  $1.496  $1.453  $1.125  $1.820  $1.772  $1.466  $1.329  $1.123

Percentage change in AUV                 11.06% -19.59%   2.96%  29.16% -38.19%   2.71%  20.87%  10.31%  18.34%  34.49%

Ending Number of AUs (000s)                 429     495     658     666     720     855   1,063   1,643   2,045   1,899

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
------------------------
Beginning AUV                            $2.362  $2.277  $2.013  $1.336  $1.830  $1.795  $1.642  $1.622  $1.489  $1.236
Ending AUV                               $2.671  $2.362  $2.277  $2.013  $1.336  $1.830  $1.795  $1.642  $1.622  $1.489

Percentage change in AUV                 13.08%   3.73%  13.11%  50.67% -26.99%   1.95%   9.32%   1.23%   8.93%  20.47%

Ending Number of AUs (000s)                 219     214     284     318     406     548     696     848   1,009   1,477

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                            $9.037 $10.593  $9.123  $7.166 $12.511 $10.518  $9.935   N/A     N/A     N/A
Ending AUV                              $10.426  $9.037 $10.593  $9.123  $7.166 $12.511 $10.518   N/A     N/A     N/A

Percentage change in AUV                 15.37% -14.69%  16.11%  27.31% -42.72%  18.95%   5.87%   N/A     N/A     N/A

Ending Number of AUs (000s)                  11      11      12      13       8       3       0   N/A     N/A     N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):
Managed Volatility Fund II
--------------------------
Beginning AUV                            $1.784  $1.727  $1.563  $1.235  $1.573  $1.534  $1.345  $1.283  $1.184  $0.995
Ending AUV                               $1.998  $1.784  $1.727  $1.563  $1.235  $1.573  $1.534  $1.345  $1.283  $1.184

Percentage change in AUV                 12.00%   3.30%  10.49%  26.56% -21.49%   2.54%  14.05%   4.83%   8.36%  18.99%

Ending Number of AUs (000s)                 179     221     280     380     328     432     522     679     986   1,183

GUGGENHEIM VARIABLE TRUST:
All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
--------------------------------------------------------------------
Beginning AUV                            $9.750 $10.330  $9.325  $7.988 $10.808 $10.275  $9.908   N/A     N/A     N/A
Ending AUV                              $10.829  $9.750 $10.330  $9.325  $7.988 $10.808 $10.275   N/A     N/A     N/A

Percentage change in AUV                 11.07%  -5.61%  10.78%  16.74% -26.09%   5.19%   3.70%   N/A     N/A     N/A

Ending Number of AUs (000s)                   7       6       4       2       0       0       0   N/A     N/A     N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
----------------------------------------------------------------------
Beginning AUV                            $9.969 $10.242  $9.671  $9.335 $10.617 $10.115  $9.984   N/A     N/A     N/A
Ending AUV                              $10.587  $9.969 $10.242  $9.671  $9.335 $10.617 $10.115   N/A     N/A     N/A

Percentage change in AUV                  6.20%  -2.67%   5.90%   3.60% -12.07%   4.96%   1.31%   N/A     N/A     N/A

Ending Number of AUs (000s)                   1       2       2       0      11      10      11   N/A     N/A     N/A

All-Asset Moderate Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                            $9.847 $10.274  $9.660  $8.763 $10.783 $10.263  $9.952   N/A     N/A     N/A
Ending AUV                              $10.683  $9.847 $10.274  $9.660  $8.763 $10.783 $10.263   N/A     N/A     N/A

Percentage change in AUV                  8.49%  -4.16%   6.36%  10.24% -18.73%   5.07%   3.13%   N/A     N/A     N/A

Ending Number of AUs (000s)                  11      17      19      13      11       2       2   N/A     N/A     N/A

CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                           $11.210 $12.263 $10.801  $7.857 $14.002 $12.481 $11.267 $10.041   N/A     N/A
Ending AUV                              $12.569 $11.210 $12.263 $10.801  $7.857 $14.002 $12.481 $11.267   N/A     N/A

Percentage change in AUV                 12.12%  -8.59%  13.54%  37.47% -43.89%  12.19%  10.77%  12.21%   N/A     N/A

Ending Number of AUs (000s)                  61      76      82      87      86      82      76      0    N/A     N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV                           $10.570 $10.748  $9.821  $8.125 $11.783 $11.250 $10.527 $10.027   N/A     N/A
---------------------------------------------------------------------------------------------------------------------
Ending AUV                              $11.547 $10.570 $10.748  $9.821  $8.125 $11.783 $11.250 $10.527   N/A     N/A

Percentage change in AUV                  9.24%  -1.66%   9.44%  20.87% -31.04%   4.74%   6.87%   4.99%   N/A     N/A

Ending Number of AUs (000s)                  32      38      34      40      40      41      38       0   N/A     N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                            $8.605  $8.441  $8.061  $8.453 $10.547 $10.301  $9.996   N/A     N/A     N/A
Ending AUV                               $8.674  $8.605  $8.441  $8.061  $8.453 $10.547 $10.301   N/A     N/A     N/A

Percentage change in AUV                  0.80%   1.94%   4.71%  -4.64% -19.85%   2.39%   3.05%   N/A     N/A     N/A

Ending Number of AUs (000s)                   1       1       0       0       0       0      10   N/A     N/A     N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Banking Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                            $4.134  $5.391  $4.836  $5.079  $8.755 $12.177 $11.100 $11.576 $10.096   N/A
Ending AUV                               $5.064  $4.134  $5.391  $4.836  $5.079  $8.755 $12.177 $11.100 $11.576   N/A

Percentage change in AUV                 22.50% -23.32%  11.48%  -4.78% -41.99% -28.10%   9.70%  -4.11%  14.66%   N/A

Ending Number of AUs (000s)                   3       2       6       2      10       1       1       0       3   N/A

Rydex Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                           $17.167 $20.839 $16.682 $10.882 $20.213 $15.302 $12.688 $12.367 $9.969    N/A
Ending AUV                              $18.742 $17.167 $20.839 $16.682 $10.882 $20.213 $15.302 $12.688 $12.367   N/A

Percentage change in AUV                  9.17% -17.62%  24.92%  53.30% -46.16%  32.09%  20.60%   2.60%  24.05%   N/A

Ending Number of AUs (000s)                   2       2       5       7      11      13       7       7       1   N/A

Rydex Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                           $11.973 $10.979 $10.057  $8.618  $9.907  $9.624 $10.095  $9.250  $9.795   N/A
Ending AUV                              $16.054 $11.973 $10.979 $10.057  $8.618  $9.907  $9.624 $10.095  $9.250   N/A

Percentage change in AUV                 34.09%   9.05%   9.17%  16.70% -13.01%   2.94%  -4.67%   9.14%  -5.56%   N/A

Ending Number of AUs (000s)                  28      12       8       8      13       6       6       6       0   N/A

Rydex Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------
Beginning AUV                            $5.467  $5.938  $5.574  $5.067 $10.081  $7.803  $9.635 $10.048   N/A     N/A
Ending AUV                               $5.314  $5.467  $5.938  $5.574  $5.067  $10.081 $7.803  $9.635   N/A     N/A

Percentage change in AUV                 -2.80%  -7.93%   6.53%  10.01% -49.74%  29.19% -19.01%  -4.11%   N/A     N/A

Ending Number of AUs (000s)                  10      13       8       8       7       7       1       0   N/A     N/A

Rydex Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                           $14.919 $13.299 $11.499  $9.790 $12.959 $11.832 $10.218 $10.403 $10.096   N/A
Ending AUV                              $16.042 $14.919 $13.299 $11.499  $9.790 $12.959 $11.832 $10.218 $10.403   N/A

Percentage change in AUV                  7.53%  12.18%  15.65%  17.46% -24.45%   9.53%  15.80%  -1.78%   3.04%   N/A

Ending Number of AUs (000s)                   1       4       2       2       1       1       1      18       1   N/A

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------------
Beginning AUV                            $9.678  $8.996  $7.323  $5.426 $14.373 $13.478 $10.470 $11.037  $9.918   N/A
Ending AUV                              $11.179  $9.678  $8.996  $7.323  $5.426 $14.373 $13.478 $10.470 $11.037   N/A

Percentage change in AUV                 15.51%   7.58%  22.85%  34.96% -62.25%   6.64%  28.73%  -5.14%  11.28%   N/A

Ending Number of AUs (000s)                   7       6       9       7       7       6       5       4       0   N/A

Rydex Electronics Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                            $6.715  $8.154  $7.548  $4.454  $9.055  $9.418  $9.319  $9.098  $9.740   N/A
Ending AUV                               $6.691  $6.715  $8.154  $7.548  $4.454  $9.055  $9.418  $9.319  $9.098   N/A

Percentage change in AUV                 -0.36%  -17.65% 8.03%   69.47%  -50.81% -3.85%  1.06%   2.43%   -6.59%   N/A

Ending Number of AUs (000s)                   0       2       0       4       0       0       0       0       1   N/A

Rydex Energy Fund (inception date May 1, 2004)
----------------------------------------------
Beginning AUV                           $18.978 $20.440 $17.411 $12.748 $23.958 $18.239 $16.525 $12.095 $10.225   N/A
Ending AUV                              $19.162 $18.978 $20.440 $17.411 $12.748 $23.958 $18.239 $16.525 $12.095   N/A

Percentage change in AUV                  0.97%  -7.15%  17.40%  36.58% -46.79%  31.36%  10.37%  36.63%  18.29%   N/A

Ending Number of AUs (000s)                  18      23      25      26      31      24      28      49      14   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                           $19.465 $21.761 $17.507 $10.931 $26.148 $19.343 $17.674 $12.085 $10.174   N/A
Ending AUV                              $19.270 $19.465 $21.761 $17.507 $10.931 $26.148 $19.343 $17.674 $12.085   N/A

Percentage change in AUV                 -1.00%  -10.55% 24.30%  60.16%  -58.20% 35.18%  9.44%   46.25%  18.78%   N/A

Ending Number of AUs (000s)                  13      15      16      22      30      33      20      39      9    N/A

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV                            $7.880  $9.416 $10.702  $8.000 $17.976 $16.124 $12.625 $12.038 $10.113   N/A
Ending AUV                               $9.453  $7.880  $9.416 $10.702  $8.000 $17.976 $16.124 $12.625 $12.038   N/A

Percentage change in AUV                 19.96% -16.31% -12.02%  33.78% -55.50%  11.49%  27.71%   4.88%  19.03%   N/A

Ending Number of AUs (000s)                   0       1       4       3       1       3       2       3       2   N/A

Rydex Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                            $6.164  $7.347  $6.515  $5.520 $10.776 $13.460 $11.692 $11.469 $10.048   N/A
Ending AUV                               $7.457  $6.164  $7.347  $6.515  $5.520 $10.776 $13.460 $11.692 $11.469   N/A

Percentage change in AUV                 20.98% -16.10%  12.77%  18.03% -48.78% -19.94%  15.12%   1.94%  14.14%   N/A

Ending Number of AUs (000s)                  10      8       8       10      6        0       2       1       0   N/A

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------------
Beginning AUV                            $1.659  $1.189  $1.094  $1.621  $1.135  $1.049  $1.098  $1.034  $0.967  $0.998
Ending AUV                               $1.685  $1.659  $1.189  $1.094  $1.621  $1.135  $1.049  $1.098  $1.034  $0.967

Percentage change in AUV                  1.57%  39.53%   8.68% -32.51%  42.82%   8.20%  -4.46%   6.19%   6.93%  -3.11%

Ending Number of AUs (000s)                  35      154     70      50     115      57      54      43      18       2

Rydex Health Care Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                           $11.772 $11.403 $10.831  $8.812 $11.893 $11.376 $10.975 $10.059 $10.065   N/A
Ending AUV                              $13.600 $11.772 $11.403 $10.831  $8.812 $11.893 $11.376 $10.975 $10.059   N/A

Percentage change in AUV                 15.53%   3.24%   5.28%  22.91% -25.91%   4.54%   3.65%   9.11%  -0.06%   N/A

Ending Number of AUs (000s)                   4       3       7       7       8      46      31      17       3   N/A

Rydex Internet Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                           $11.782 $13.566 $11.391  $6.965 $12.813 $11.772 $10.882 $11.189  $9.793   N/A
Ending AUV                              $13.863 $11.782 $13.566 $11.391  $6.965 $12.813 $11.772 $10.882 $11.189   N/A

Percentage change in AUV                 17.66%  -13.15% 19.09%  63.55% -45.64%   8.84%   8.18%  -2.74%  14.26%   N/A

Ending Number of AUs (000s)                   0       1       2       2       0       0       1       2       3   N/A

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                            $2.586  $3.596  $5.231  $9.585  $6.043  $6.734  $8.729  $8.710 $10.077   N/A
Ending AUV                               $1.977  $2.586  $3.596  $5.231  $9.585  $6.043  $6.734  $8.729  $8.710   N/A

Percentage change in AUV                -23.55% -28.09% -31.26% -45.43%  58.61% -10.26% -22.85%   0.22% -13.57%   N/A

Ending Number of AUs (000s)                  26      24      20      23      28       1       0       1       0   N/A

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------------
Beginning AUV                            $0.388  $0.566  $0.658  $0.559  $0.813  $0.863  $0.810  $0.866  $0.983  $1.000
Ending AUV                               $0.359  $0.388  $0.566  $0.658  $0.559  $0.813  $0.863  $0.810  $0.866  $0.983

Percentage change in AUV                - 7.47% -31.45% -13.98%  17.71% -31.24%  -5.79%   6.54%  -6.47% -11.90%  -1.70%

Ending Number of AUs (000s)                  27      28      32     108      76      47      30     147     456       4

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------------
Beginning AUV                            $4.133  $4.522  $6.139  $9.619  $7.257  $7.509  $7.917  $8.742  $9.942   N/A
Ending AUV                               $3.327  $4.133  $4.522  $6.139  $9.619  $7.257  $7.509  $7.917  $8.742   N/A

Percentage change in AUV                -19.50%  -8.60% -26.34% -36.18%  32.55%  -3.36%  -5.15%  -9.44% -12.07%   N/A

Ending Number of AUs (000s)                   1       1       1       1       1       0       0       0       0   N/A

Rydex Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------------
Beginning AUV                            $4.354  $4.910  $6.324 $10.704  $7.334  $8.383  $8.622  $8.634 $10.109   N/A
Ending AUV                               $3.493  $4.354  $4.910  $6.324 $10.704  $7.334  $8.383  $8.622  $8.634   N/A

Percentage change in AUV                -19.77% -11.32% -22.36% -40.92%  45.95% -12.51%  -2.77%  -0.14% -14.59%   N/A

Ending Number of AUs (000s)                  12      12      13      10      15       3       4       1       0   N/A

Rydex Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------------
Beginning AUV                            $3.861  $4.238  $5.937  $8.968  $7.294  $7.020  $8.086  $8.458  $9.964   N/A
Ending AUV                               $3.116  $3.861  $4.238  $5.937  $8.968  $7.294  $7.020  $8.086  $8.458   N/A

Percentage change in AUV                -19.30% -8.90%  -28.62% -33.80%  22.95%   3.90% -13.18%  -4.40% -15.11%   N/A

Ending Number of AUs (000s)                   0       4       0       0       2       4       9       1       0   N/A

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------------
Beginning AUV                            $0.454  $0.506  $0.618  $0.865  $0.630  $0.634  $0.695  $0.710  $0.802  $0.999
Ending AUV                               $0.372  $0.454  $0.506  $0.618  $0.865  $0.630  $0.634  $0.695  $0.710  $0.802

Percentage change in AUV                -18.06% -10.28% -18.12% -28.55%  37.30%  -0.63%  -8.78%  -2.11% -11.47% -19.72%

Ending Number of AUs (000s)                  46     119      49     100      45      25      23      36       6       2

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                            $7.162 $10.221  $8.957  $7.344 $11.113 $12.696 $12.246 $10.318  $9.875   N/A
Ending AUV                               $8.481  $7.162 $10.221  $8.957  $7.344 $11.113 $12.696 $12.246 $10.318   N/A

Percentage change in AUV                 18.42% -29.93%  14.11%  21.96% -33.92% -12.47%   3.67%  18.69%   4.49%   N/A

Ending Number of AUs (000s)                   1       1       1       1       0       3       4      23       0   N/A

Rydex Leisure Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                           $11.100 $10.987  $8.548  $6.340 $12.630 $13.143 $10.794 $11.507 $10.021   N/A
Ending AUV                              $13.278 $11.100 $10.987  $8.548  $6.340 $12.630 $13.143 $10.794 $11.507   N/A

Percentage change in AUV                 19.62%   1.03%  28.53%  34.83% -49.80%  -3.90%  21.76%  -6.20%  14.83%   N/A

Ending Number of AUs (000s)                   0       0       1       0       4       0       1       2       1   N/A

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------------
Beginning AUV                            $1.849  $2.029  $1.496  $0.995  $2.235  $2.188  $2.009  $1.786  $1.483  $1.000
Ending AUV                               $2.266  $1.849  $2.029  $1.496  $0.995  $2.235  $2.188  $2.009  $1.786  $1.483

Percentage change in AUV                 22.55%  -8.87%  35.63%  50.35% -55.48%   2.15%   8.91%  12.49%  20.43%  48.30%

Ending Number of AUs (000s)                  40      50      65      59      91      62      40      28      18      19

Rydex NASDAQ-100(R) Fund
Beginning AUV                           $17.192 $17.064 $14.604 $9.744  $17.012 $14.643 $14.039 $14.079 $13.058  $9.106
Ending AUV                              $19.794 $17.192 $17.064 $14.604 $9.744  $17.012 $14.643 $14.039 $14.079 $13.058

Percentage change in AUV                 15.13%   0.75%  16.84%  49.88% -42.72%  16.18%   4.30%  -0.28%   7.82%  43.40%

Ending Number of AUs (000s)                  43      44      53      52      58      66      84      99     116     164

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------------
Beginning AUV                           $11.615 $11.859  $8.784  $4.090 $15.138 $11.975 $11.581 $12.111  $9.767   N/A
Ending AUV                              $15.361 $11.615 $11.859  $8.784  $4.090 $15.138 $11.975 $11.581 $12.111   N/A

Percentage change in AUV                 32.25%  -2.06%  35.01% 114.77% -72.98%  26.41%   3.40%  -4.38%  24.00%   N/A

Ending Number of AUs (000s)                  14      6       11       7       8      13       5       5       2   N/A

Rydex Nova Fund
---------------
Beginning AUV                            $9.325  $9.568  $8.088  $6.053 $13.485 $13.523 $11.498 $11.214  $9.922  $7.229
Ending AUV                              $11.241  $9.325  $9.568  $8.088  $6.053 $13.485 $13.523 $11.498 $11.214  $9.922

Percentage change in AUV                 20.55%  -2.54%  18.30%  33.62% -55.11%  -0.28%  17.61%   2.53%  13.02%  37.25%

Ending Number of AUs (000s)                   6      15      10      11      11      11      19      24      32      54

Rydex Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                           $17.501 $23.401 $17.186 $11.678 $19.279 $16.354 $13.658 $11.457  $9.998   N/A
Ending AUV                              $16.550 $17.501 $23.401 $17.186 $11.678 $19.279 $16.354 $13.658 $11.457   N/A

Percentage change in AUV                 -5.43% -25.21%  36.16%  47.17% -39.43%  17.89%  19.74%  19.21%  14.59%   N/A

Ending Number of AUs (000s)                  21      24      23      22      21      14      14       9       2   N/A

Rydex Real Estate Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                           $12.821 $12.713 $10.325  $8.359 $14.526 $18.215 $14.129 $13.372 $10.091   N/A
Ending AUV                              $14.961 $12.821 $12.713 $10.325  $8.359 $14.526 $18.215 $14.129 $13.372   N/A

Percentage change in AUV                 16.69%   0.85%  23.13%  23.52% -42.45% -20.25%  28.92%   5.66%  32.51%   N/A

Ending Number of AUs (000s)                   3       3       9       8      10      11      18      17       9   N/A

Rydex Retailing Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                           $12.503 $12.041  $9.757  $6.861 $10.377 $12.041 $11.093 $10.665  $9.991   N/A
Ending AUV                              $14.396 $12.503 $12.041  $9.757  $6.861 $10.377 $12.041 $11.093 $10.665   N/A

Percentage change in AUV                 15.14%   3.84%  23.41%  42.21% -33.88% -13.82%   8.55%   4.01%   6.75%   N/A

Ending Number of AUs (000s)                   0       0       0       1       1       0       0       1       0   N/A

Rydex Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------------
Beginning AUV                            $1.627  $1.879  $1.382  $1.052  $2.193  $2.385  $2.001  $1.953  $1.581  $1.000
Ending AUV                               $1.959  $1.627  $1.879  $1.382  $1.052  $2.193  $2.385  $2.001  $1.953  $1.581

Percentage change in AUV                 20.41%  -13.41% 35.96%  31.37% -52.03%  -8.05%  19.19%   2.46%  23.53%  58.10%

Ending Number of AUs (000s)                  27      31      25      37      32      38      62      40      71      64

Rydex Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------------
Beginning AUV                            $4.641  $5.838  $3.992  $2.981  $8.942 $10.374  $9.620   N/A     N/A     N/A
Ending AUV                               $5.912  $4.641  $5.838  $3.992  $2.981  $8.942 $10.374   N/A     N/A     N/A

Percentage change in AUV                 27.39% -20.50%  46.24%  33.91% -66.66% -13.80%   7.84%   N/A     N/A     N/A

Ending Number of AUs (000s)                  11       7      17       3       1       0       0   N/A     N/A     N/A

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                            $7.615  $8.039  $6.498  $4.502 $14.261 $14.375 $11.784 $11.559 $10.054   N/A
Ending AUV                               $9.715  $7.615  $8.039  $6.498  $4.502 $14.261 $14.375 $11.784 $11.559   N/A

Percentage change in AUV                 27.58%  -5.27%  23.71%  44.34% -68.43%  -0.79%  21.99%   1.95%  14.97%   N/A

Ending Number of AUs (000s)                   9      14       5      10      11       7       4       3      12   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex S&P 500 Pure Growth (inception date July 15, 2004)
--------------------------------------------------------
Beginning AUV                           $11.727 $12.022  $9.751  $6.716 $11.319 $10.942 $10.527 $10.489  $9.955   N/A
Ending AUV                              $13.102 $11.727 $12.022  $9.751  $6.716 $11.319 $10.942 $10.527 $10.489   N/A

Percentage change in AUV                 11.73%  -2.45%  23.29%  45.19%  -40.67%  3.45%   3.94%   0.36%   5.36%   N/A

Ending Number of AUs (000s)                   5       7       4      12       1       2       2       2       0   N/A

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                           $10.627 $11.129  $9.380  $6.289 $12.422 $13.313 $11.473 $11.167  $9.964   N/A
Ending AUV                              $12.807 $10.627 $11.129  $9.380  $6.289 $12.422 $13.313 $11.473 $11.167   N/A

Percentage change in AUV                 20.51%  -4.51%  18.65%  49.15% -49.37%  -6.69%  16.04%   2.74%  12.07%   N/A

Ending Number of AUs (000s)                  18      15      11      12      10       6      12       7       0   N/A

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                           $16.487 $16.829 $12.873  $8.324 $13.221 $12.364 $12.157 $11.060 $10.057   N/A
Ending AUV                              $18.866 $16.487 $16.829 $12.873  $8.324 $13.221 $12.364 $12.157 $11.060   N/A

Percentage change in AUV                 14.43%  -2.03%  30.73%  54.65% -37.04%   6.93%   1.70%   9.92%   9.97%   N/A

Ending Number of AUs (000s)                   3       4      14       7       3      13       3       4       0   N/A

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------------
Beginning AUV                           $12.088 $13.202 $11.144  $7.279 $13.097 $13.959 $12.091 $11.319 $10.040   N/A
Ending AUV                              $13.944 $12.088 $13.202 $11.144  $7.279 $13.097 $13.959 $12.091 $11.319   N/A

Percentage change in AUV                 15.35%  -8.44%  18.47%  53.10% -44.42%  -6.18%  15.45%   6.82%  12.74%   N/A

Ending Number of AUs (000s)                   4       2       3      11      12       5       4       1       0   N/A

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------------
Beginning AUV                           $13.645 $13.367 $10.810  $8.183 $12.635 $12.828 $12.075 $11.530 $10.056   N/A
Ending AUV                              $14.882 $13.645 $13.367 $10.810  $8.183 $12.635 $12.828 $12.075 $11.530   N/A

Percentage change in AUV                  9.07%   2.08%  23.65%  32.10% -35.24%  -1.50%   6.24%   4.73%  14.66%   N/A

Ending Number of AUs (000s)                   2       3       6       5       1       1       1       9       0   N/A

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------------
Beginning AUV                           $10.652 $11.928  $9.669  $6.043 $10.846 $13.812 $11.750 $11.497 $10.043   N/A
Ending AUV                              $12.643 $10.652 $11.928  $9.669  $6.043 $10.846 $13.812 $11.750 $11.497   N/A

Percentage change in AUV                 18.69% -10.70%  23.36%  60.00% -44.28% -21.47%  17.55%   2.20%  14.48%   N/A

Ending Number of AUs (000s)                   4       3       6       9       6       3       4       1       0   N/A

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------------
Beginning AUV                            $6.155  $6.520  $6.924  $8.343  $8.015  $9.122 $10.350 $10.120   N/A     N/A
Ending AUV                               $5.688  $6.155  $6.520  $6.924  $8.343  $8.015  $9.122 $10.350   N/A     N/A

Percentage change in AUV                 -7.59%  -5.60%  -5.83% -17.01%   4.09% -12.14% -11.86%   2.27%   N/A     N/A

Ending Number of AUs (000s)                   0       2       0       0       1       0       0       0   N/A     N/A

Rydex Technology Fund (inception date May 1, 2004)
--------------------------------------------------
Beginning AUV                            $9.878 $11.032  $9.986  $6.508 $12.091 $11.109 $10.639 $10.463  $9.844   N/A
Ending AUV                              $10.908  $9.878 $11.032  $9.986  $6.508 $12.091 $11.109 $10.639 $10.463   N/A

Percentage change in AUV                 10.43% -10.46%  10.47%  53.44% -46.17%   8.84%   4.42%   1.68%   6.29%   N/A

Ending Number of AUs (000s)                   1       2       8       8       7       7      21       5       0   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                            $8.939 $10.590  $9.379  $7.391 $13.712 $12.732 $10.803 $10.829  $9.887   N/A
Ending AUV                               $9.243  $8.939 $10.590  $9.379  $7.391 $13.712 $12.732 $10.803 $10.829   N/A

Percentage change in AUV                  3.40% -15.59%  12.91%  26.90% -46.10%   7.70%  17.86%  -0.24%   9.53%   N/A

Ending Number of AUs (000s)                   1       1       1       5       6       7       7       0       0   N/A

Rydex Transportation Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV                           $11.717 $13.369 $10.921  $9.435 $12.802 $14.229 $13.437 $12.561 $10.022   N/A
Ending AUV                              $13.585 $11.717 $13.369 $10.921  $9.435 $12.802 $14.229 $13.437 $12.561   N/A

Percentage change in AUV                 15.94% -12.36%  22.42%  15.75% -26.30% -10.03%   5.89%   6.97%  25.33%   N/A

Ending Number of AUs (000s)                   0       0       1       0       1       0       1       1       1   N/A

Rydex U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------------
Beginning AUV                            $0.979  $0.993  $1.006  $1.020  $1.023  $0.999  $0.975  $0.970  $0.981  $0.995
Ending AUV                               $0.965  $0.979  $0.993  $1.006  $1.020  $1.023  $0.999  $0.975  $0.970  $0.981

Percentage change in AUV                 -1.43%  -1.41%  -1.29%  -1.37%  -0.29%   2.40%   2.46%   0.52%  -1.12%  -1.41%

Ending Number of AUs (000s)                 420     553     875     813     725     910     914   1,246   1,208   1,215

Rydex Utilities Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                           $15.716 $13.705 $13.003 $11.588 $16.687 $14.994 $12.570 $11.529 $10.058   N/A
Ending AUV                              $15.669 $15.716 $13.705 $13.003 $11.588 $16.687 $14.994 $12.570 $11.529   N/A

Percentage change in AUV                 -0.30%  14.67%   5.40%  12.21% -30.56%  11.29%  19.28%   9.03%  14.63%   N/A

Ending Number of AUs (000s)                   3       8       3       4       7      11      10      17       5   N/A

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------------
Beginning AUV                           $10.414 $10.964 $11.779 $11.205 $12.948 $11.117  $9.659  $9.880   N/A     N/A
Ending AUV                              $10.348 $10.414 $10.964 $11.779 $11.205 $12.948 $11.117  $9.659   N/A     N/A

Percentage change in AUV                 -0.63%  -5.02%  -6.92%   5.12% -13.46%  16.47%  15.09%  -2.24%   N/A     N/A

Ending Number of AUs (000s)                   2       2       2       4       5       2       1       0   N/A     N/A

U.S. Long Short Momentum Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                            $1.508  $1.636  $1.492  $1.189  $2.034  $1.681  $1.530  $1.364  $1.250  $1.002
Ending AUV                               $1.552  $1.508  $1.636  $1.492  $1.189  $2.034  $1.681  $1.530  $1.364  $1.250

Percentage change in AUV                  2.92%  -7.82%   9.65%  25.48% -41.54%  21.00%   9.87%  12.17%   9.12%  24.75%

Ending Number of AUs (000s)                  17      16      22      22      26      18      11      24      6       16

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                           $10.742 $10.901 $10.090  $7.975 $11.578 $10.861 $10.043   N/A     N/A     N/A
Ending AUV                              $12.063 $10.742 $10.901 $10.090  $7.975 $11.578 $10.861   N/A     N/A     N/A

Percentage change in AUV                 12.30%  -1.46%  8.04%   26.52% -31.12%   6.60%   8.14%   N/A     N/A     N/A

Ending Number of AUs (000s)                  44      50      58      68      68      64      58   N/A     N/A     N/A

Diversified Dividend Fund (inception date May 1, 2011)
------------------------------------------------------
Beginning AUV                            $9.138  $9.993   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
Ending AUV                              $10.697  $9.138   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

Percentage change in AUV                 17.06%  -8.56%   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                   7      13   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (continued):
Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                            $1.172  $1.144  $1.101  $0.875  $1.243  $1.127  $1.086  $1.018  $0.960  $0.762
Ending AUV                               $1.397  $1.172  $1.144  $1.101  $0.875  $1.243  $1.127  $1.086  $1.018  $0.960

Percentage change in AUV                 19.20%   2.45%   3.91%  25.83% -29.61%  10.29%   3.78%   6.68%   6.04%  25.98%

Ending Number of AUs (000s)                 145     162     131     135     171     171     234     475     627     224

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                            $2.182  $2.366  $2.042  $1.574  $2.885  $3.097  $2.202  $1.955  $1.452  $1.060
Ending AUV                               $2.756  $2.182  $2.366  $2.042  $1.574  $2.885  $3.097  $2.202  $1.955  $1.452

Percentage change in AUV                 26.31%  -7.78%  15.87%  29.73% -45.44%  -6.85%  40.64%  12.63%  34.64%  36.98%

Ending Number of AUs (000s)                 145     179     203     244     283     402     612     730     814     758

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                           $14.636 $14.700 $13.126  $8.711 $11.890 $11.911 $10.907 $10.768  $9.966   N/A
Ending AUV                              $16.910 $14.636 $14.700 $13.126  $8.711 $11.890 $11.911 $10.907 $10.768   N/A

Percentage change in AUV                 15.54%  -0.44%  11.99%  50.68% -26.74%  -0.18%   9.21%   1.29%   8.05%   N/A

Ending Number of AUs (000s)                  23      28      21      29      25      25      43      48      38   N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                            $1.614  $1.751  $1.560  $1.219  $1.733  $1.608  $1.469  $1.389  $1.240  $0.996
Ending AUV                               $1.761  $1.614  $1.751  $1.560  $1.219  $1.733  $1.608  $1.469  $1.389  $1.240

Percentage change in AUV                  9.11%  -7.82%  12.24%  27.97% -29.66%   7.77%   9.46%   5.76%  12.02%  24.50%

Ending Number of AUs (000s)                  58      67      68      74      68      63      90      100     92      38

Money Market Fund (inception date May 1, 2012)
----------------------------------------------
Beginning AUV                           $10.000   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
Ending AUV                               $9.908   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

Percentage change in AUV                 -0.92%   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                 481   N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                            $0.622  $0.664  $0.555  $0.358  $0.654  $0.615  $0.565  $0.561  $0.543  $0.379
Ending AUV                               $0.682  $0.622  $0.664  $0.555  $0.358  $0.654  $0.615  $0.565  $0.561  $0.543

Percentage change in AUV                  9.65%  -6.33%  19.64%  55.03% -45.26%   6.34%   8.85%   0.71%   3.31%  43.27%

Ending Number of AUs (000s)                 132     112     113     115     107     110     153     131     157     240

Value Opportunities Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                            $1.134  $1.190  $1.128  $0.775  $1.633  $1.634  $1.467  $1.411  $1.291  $1.000
Ending AUV                               $1.315  $1.134  $1.190  $1.128  $0.775  $1.633  $1.634  $1.467  $1.411  $1.291

Percentage change in AUV                 15.96%  -4.71%  5.50%   45.55% -52.54%  -0.06%  11.38%   3.97%   9.30%  29.10%

Ending Number of AUs (000s)                  70      80      90      81      88      91      110     103     77      34

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                           $11.467 $11.441 $10.705  $8.623 $10.391  $9.993   N/A     N/A     N/A     N/A
Ending AUV                              $12.847 $11.467 $11.441 $10.705  $8.623 $10.391   N/A     N/A     N/A     N/A

Percentage change in AUV                 12.03%   0.23%   6.88%  24.14% -17.01%   3.98%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                  46      46      46      39      33      11   N/A     N/A     N/A     N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (continued):
Enterprise Portfolio
--------------------
Beginning AUV                            $2.846  $2.928  $2.359  $1.652  $2.977  $2.474  $2.208  $1.994  $1.675  $1.257
Ending AUV                               $3.292  $2.846  $2.928  $2.359  $1.652  $2.977  $2.474  $2.208  $1.994  $1.675

Percentage change in AUV                 15.67%  -2.80%  24.12%  42.80%  -44.51% 20.33%  12.05%  10.73%  19.04%  33.25%

Ending Number of AUs (000s)               2,040   2,261   2,530   2,812   3,036   3,334   3,844   4,591   5,158   5,533

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                            $9.756 $10.603 $10.073  $6.981 $12.676 $10.000   N/A     N/A     N/A     N/A
Ending AUV                              $11.944  $9.756 $10.603 $10.073  $6.981 $12.676   N/A     N/A     N/A     N/A

Percentage change in AUV                 22.43%  -7.99%   5.26%  44.29% -44.93%  26.76%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                  15      15      14      17      17      14   N/A     N/A     N/A     N/A

Global Research Portfolio
-------------------------
Beginning AUV                            $2.139  $2.514  $2.201  $1.621  $2.971  $2.749  $2.358  $2.259  $2.186  $1.788
Ending AUV                               $2.532  $2.139  $2.514  $2.201  $1.621  $2.971  $2.749  $2.358  $2.259  $2.186

Percentage change in AUV                 18.37%  -14.92% 14.22%  35.78% -45.44%   8.08%  16.58%   4.38%   3.34%  22.26%

Ending Number of AUs (000s)               2,856   3,244   3,557   3,878   4,124   4,629   5,388   6,576   7,751   8,852

Janus Portfolio
---------------
Beginning AUV                            $2.055  $2.200  $1.948  $1.449  $2.438  $2.148  $1.956  $1.902  $1.845  $1.420
Ending AUV                               $2.402  $2.055  $2.200  $1.948  $1.449  $2.438  $2.148  $1.956  $1.902  $1.845

Percentage change in AUV                 16.89%  -6.59%  12.94%  34.44% -40.57%  13.50%   9.82%   2.84%   3.09%  29.93%

Ending Number of AUs (000s)               3,186   3,478   3,823   4,244   4,508   4,810   5,465   6,340   7,373   8,086

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                            $2.800  $4.187  $3.388  $1.914  $4.053  $3.203  $2.209  $1.693  $1.443  $1.014
Ending AUV                               $3.133  $2.800  $4.187  $3.388  $1.914  $4.053  $3.203  $2.209  $1.693  $1.443

Percentage change in AUV                 11.89% -33.13%  23.58%  77.01% -52.78%  26.54%  45.00%  30.48%  17.33%  42.31%

Ending Number of AUs (000s)                 270     382     501     519     550     603     563     303     191     126

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                           $10.183 $10.607  $9.300  $7.054  $9.905 $10.005   N/A     N/A     N/A     N/A
Ending AUV                              $11.159 $10.183 $10.607  $9.300  $7.054  $9.905   N/A     N/A     N/A     N/A

Percentage change in AUV                  9.58%  -4.00%  14.05%  31.84% -28.78%  -1.00%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                   5       5       5       5       5       1   N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV                           $24.513 $30.315 $25.055 $14.960 $29.587 $22.510 $17.566 $12.653 $9.816    N/A
Ending AUV                              $29.501 $24.513 $30.315 $25.055 $14.960 $29.587 $22.510 $17.566 $12.653   N/A

Percentage change in AUV                 20.35% -19.14%  20.99%  67.48% -49.44%  31.44%  28.15%  38.83%  28.90%   N/A

Ending Number of AUs (000s)                  21      22      32      30      30      42      45      52       8   N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                           $11.641 $12.730 $12.097 $10.100 $16.263 $14.888 $12.321 $11.292  $9.932   N/A
Ending AUV                              $13.901 $11.641 $12.730 $12.097 $10.100 $16.263 $14.888 $12.321 $11.292   N/A

Percentage change in AUV                 19.41%  -8.55%   5.23%  19.77% -37.90%   9.24%  20.83%   9.11%  13.69%   N/A

Ending Number of AUs (000s)                   4       4       6       4      5        5       5       4       3   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC. (continued):
US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                            $1.707  $1.904  $1.560  $1.037  $1.655  $1.809  $1.580  $1.541  $1.360  $1.005
Ending AUV                               $1.856  $1.707  $1.904  $1.560  $1.037  $1.655  $1.809  $1.580  $1.541  $1.360

Percentage change in AUV                  8.73% -10.35%  22.05%  50.43% -37.34%  -8.51%  14.49%   2.53%  13.31%  35.32%

Ending Number of AUs (000s)                 427     497     548     626     685     836   1,132   1,644   2,652   2,927

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                            $1.160  $1.154  $1.037  $0.829  $1.299  $1.330  $1.148  $1.126  $1.022  $0.836
Ending AUV                               $1.304  $1.160  $1.154  $1.037  $0.829  $1.299  $1.330  $1.148  $1.126  $1.022

Percentage change in AUV                 12.41%   0.52%  11.28%  25.09% -36.18%  -2.33%  15.85%   1.95%  10.18%  22.25%

Ending Number of AUs (000s)                  38      58      73      82      97     103     242     109     166     261

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                            $9.283  $9.187  $7.452  $5.616  $9.557  $9.898   N/A     N/A     N/A     N/A
Ending AUV                              $10.867  $9.283  $9.187  $7.452  $5.616  $9.557   N/A     N/A     N/A     N/A

Percentage change in AUV                 17.06%  1.04%   23.28%  32.69% -41.24%  -3.45%   N/A     N/A     N/A     N/A

Ending number of AUs (000s)                   1       2       2       1       1       1   N/A     N/A     N/A     N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                            $8.058  $8.711  $7.576  $5.939  $9.497  $9.903   N/A     N/A     N/A     N/A
Ending AUV                               $9.136  $8.058  $8.711  $7.576  $5.939  $9.497   N/A     N/A     N/A     N/A

Percentage change in AUV                 13.38%  -7.50%  14.98%  27.56% -37.46%  -4.10%   N/A     N/A     N/A     N/A

Ending number of AUs (000s)                   2       2       3       3       1       1   N/A     N/A     N/A     N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                            $9.158  $8.607  $7.775  $6.415  $10.012 $9.951   N/A     N/A     N/A     N/A
Ending AUV                              $10.312  $9.158  $8.607  $7.775  $6.415 $10.012   N/A     N/A     N/A     N/A

Percentage change in AUV                 12.60%  6.40%   10.70%  21.20% -35.93%   0.61%   N/A     N/A     N/A     N/A

Ending number of AUs (000s)                   4       4       1       0       0       1   N/A     N/A     N/A     N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                            $9.139  $9.328  $8.613  $6.134  $9.921  $9.896   N/A     N/A     N/A     N/A
Ending AUV                              $10.845  $9.139  $9.328  $8.613  $6.134  $9.921   N/A     N/A     N/A     N/A

Percentage change in AUV                 18.67%  -2.03%  8.30%   40.41% -38.17%   0.25%   N/A     N/A     N/A     N/A

Ending number of AUs (000s)                   2       1       1       2       1       2   N/A     N/A     N/A     N/A

Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                           $13.491 $13.451 $11.869 $7.738  $11.344 $11.512 $10.551 $10.009   N/A     N/A
Ending AUV                              $15.741 $13.491 $13.451 $11.869  $7.738 $11.344 $11.512 $10.551   N/A     N/A

Percentage change in AUV                 16.68%  0.30%   13.33%  53.39% -31.79%  -1.46%   9.11%   5.42%   N/A     N/A

Ending Number of AUs (000s)                   4       2       3       1       2       5       4       1   N/A     N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                           $12.758 $12.105 $10.978 $9.139  $11.170 $11.107 $10.724 $10.613 $9.998    N/A
Ending AUV                              $13.557 $12.758 $12.105 $10.978  $9.139 $11.170 $11.107 $10.724 $10.613   N/A

Percentage change in AUV                  6.26%   5.39%  10.27%  20.12% -18.18%   0.57%   3.57%   1.05%   6.15%   N/A

Ending Number of AUs (000s)                   8      13      14      12      13     116     177     130     103   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
-----------------------------------------------------------------
Beginning AUV                            $1.634  $1.654  $1.461  $1.200  $1.650  $1.622  $1.436  $1.403  $1.221  $1.000
Ending AUV                               $1.812  $1.634  $1.654  $1.461  $1.200  $1.650  $1.622  $1.436  $1.403  $1.221

Percentage change in AUV                 10.89%  -1.21%  13.21%  21.75% -27.27%   1.73%  12.95%   2.35%  14.91%  22.10%

Ending Number of AUs (000s)                 107     104     129     139     164     294     289     365     264       7

Growth and Income Portfolio
---------------------------
Beginning AUV                            $1.333  $1.440  $1.243  $1.061  $1.692  $1.659  $1.434  $1.409  $1.268  $0.982
Ending AUV                               $1.474  $1.333  $1.440  $1.243  $1.061  $1.692  $1.659  $1.434  $1.409  $1.268

Percentage change in AUV                 10.58%  -7.43%  15.85%  17.15% -37.29%   1.99%  15.69%   1.77%  11.12%  29.12%

Ending Number of AUs (000s)               1,609   1,778   2,085   2,351   2,630   3,055   3,534   4,244   5,250   4,344

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-------------------------------------------
Large Cap Value Portfolio
Beginning AUV                            $1.501  $1.717  $1.506  $0.978  $2.084  $1.933  $1.747  $1.500  $1.279  $0.960
Ending AUV                               $1.726  $1.501  $1.717  $1.506  $0.978  $2.084  $1.933  $1.747  $1.500  $1.279

Percentage change in AUV                 14.99% -12.58%  14.01%  53.99% -53.07%   7.81%  10.65%  16.47%  17.28%  33.23%

Ending Number of AUs (000s)                 400     486     667     787     909   1,108   1,318   1,546   1,390   1,479

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                            $1.217  $1.229  $0.965  $0.744  $1.332  $1.102  $0.975  $0.869  $0.758  $0.600
Ending AUV                               $1.349  $1.217  $1.229  $0.965  $0.744  $1.332  $1.102  $0.975  $0.869  $0.758

Percentage change in AUV                 10.85%  -0.98%  27.36%  29.70% -44.14%  20.87%  13.03%  12.20%  14.64%  26.33%

Ending Number of AUs (000s)                 133     162     225     165     158     215     234     191     195     111

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
--------------------------------------------------------------
Beginning AUV                            $1.718  $1.863  $1.497  $1.036  $1.939  $1.904  $1.737  $1.572  $1.303  $1.001
Ending AUV                               $1.957  $1.718  $1.863  $1.497  $1.036  $1.939  $1.904  $1.737  $1.572  $1.303

Percentage change in AUV                 13.91%  -7.78%  24.45%  44.50% -46.57%   1.84%   9.61%  10.50%  20.64%  30.17%

Ending Number of AUs (000s)                  27      33      45      50      48      78     156     234      97       2

Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                            $1.316  $1.331  $1.282  $1.147  $1.344  $1.301  $1.266  $1.265  $1.273  $1.261
Ending AUV                               $1.358  $1.316  $1.331  $1.282  $1.147  $1.344  $1.301  $1.266  $1.265  $1.273

Percentage change in AUV                  3.19%   -1.13%  3.82%  11.77% -14.66%   3.31%   2.76%   0.08%  -0.63%   0.95%

Ending Number of AUs (000s)                 298     439     455     455     532     786     859     973   1,679   2,004

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                            $1.201  $1.231  $1.043  $0.862  $1.444  $1.457  $1.404  $1.384  $1.254  $1.004
Ending AUV                               $1.288  $1.201  $1.231  $1.043  $0.862  $1.444  $1.457  $1.404  $1.384  $1.254

Percentage change in AUV                  7.24%  -2.44%  18.02%  21.00% -40.30%  -0.89%   3.77%   1.45%  10.37%  24.90%

Ending Number of AUs (000s)                  10      17      17       5       3       4       9      13      10       6

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                           $12.688 $13.276 $10.958  $8.456 $14.160 $13.345 $11.902 $11.295 $10.015   N/A
Ending AUV                              $13.884 $12.688 $13.276 $10.958  $8.456 $14.160 $13.345 $11.902 $11.295   N/A

Percentage change in AUV                  9.43%  -4.43%  21.15%  29.59% -40.28%   6.11%  12.12%   5.37%  12.78%   N/A

Ending Number of AUs (000s)                   5       6       7       7       8       7      16      21       0   N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                           $10.262  $9.817  $8.909  $7.415  $9.787 $10.028   N/A     N/A     N/A     N/A
Ending AUV                              $11.191 $10.262  $9.817  $8.909  $7.415  $9.787   N/A     N/A     N/A     N/A

Percentage change in AUV                  9.05%   4.53%  10.19%  20.15% -24.24%  -2.40%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)                 635     703     757     810     901   1,048   N/A     N/A     N/A     N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                            $8.360  $8.388  $6.754  $5.073  $8.963 $10.012   N/A     N/A     N/A     N/A
Ending AUV                               $9.625  $8.360  $8.388  $6.754  $5.073  $8.963   N/A     N/A     N/A     N/A

Percentage change in AUV                 15.13%  -0.33%  24.19%  33.14% -43.40% -10.48%   N/A     N/A     N/A     N/A

Ending Number of AUs (000s)               1,436   1,622   1,785   1,931   2,086   2,471   N/A     N/A     N/A     N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                           $12.370 $12.304 $11.033 $9.203  $11.090 $10.383  $9.973   N/A     N/A     N/A
Ending AUV                              $14.020 $12.370 $12.304 $11.033  $9.203 $11.090 $10.383   N/A     N/A     N/A

Percentage change in AUV                 13.34%   0.54%  11.52%  19.88% -17.02%   6.81%   4.11%   N/A     N/A     N/A

Ending Number of AUs (000s)                  27      29      23      19      11       2       0   N/A     N/A     N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                           $10.012 $10.983  $8.944  $6.409 $11.563  $9.516 $10.104   N/A     N/A     N/A
Ending AUV                              $10.404 $10.012 $10.983  $8.944  $6.409 $11.563  $9.516   N/A     N/A     N/A

Percentage change in AUV                  3.92%  -8.84%  22.80%  39.55% -44.57%  21.51%  -5.82%   N/A     N/A     N/A

Ending Number of AUs (000s)                  14      18      20      18      15       3       3   N/A     N/A     N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                           $14.074 $13.424 $12.138  $9.432 $11.197 $10.733  $9.978   N/A     N/A     N/A
Ending AUV                              $16.357 $14.074 $13.424 $12.138  $9.432 $11.197 $10.733   N/A     N/A     N/A

Percentage change in AUV                 16.22%  4.84%   10.59%  28.69% -15.76%   4.32%   7.57%   N/A     N/A     N/A

Ending Number of AUs (000s)                   7       7       6       1       0       1       0   N/A     N/A     N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                           $12.921 $12.273 $11.472 $10.064 $10.456 $10.234 $10.009   N/A     N/A     N/A
Ending AUV                              $14.122 $12.921 $12.273 $11.472 $10.064 $10.456 $10.234   N/A     N/A     N/A

Percentage change in AUV                  9.29%   5.28%   6.98%  13.99%  -3.75%   2.17%   2.25%   N/A     N/A     N/A

Ending Number of AUs (000s)                   3       4       5       4       2       1       0   N/A     N/A     N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                           $14.461 $13.633 $12.384 $10.748 $10.994 $10.161 $10.000   N/A     N/A     N/A
Ending AUV                              $15.248 $14.461 $13.633 $12.384 $10.748 $10.994 $10.161   N/A     N/A     N/A

Percentage change in AUV                  5.44%   6.07%  10.09%  15.22%  -2.24%   8.20%   1.61%   N/A     N/A     N/A

Ending Number of AUs (000s)                  15      11      12      11      12      0       0    N/A     N/A     N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                           $12.895 $12.654 $11.210  $8.105 $10.746 $10.529  $9.989   N/A     N/A     N/A
Ending AUV                              $14.533 $12.895 $12.654 $11.210 $8.105  $10.746 $10.529   N/A     N/A     N/A

Percentage change in AUV                 12.70%   1.90%  12.88%  38.31% -24.58%   2.06%   5.41%   N/A     N/A     N/A

Ending Number of AUs (000s)                  65      72      65       4       1       1       0   N/A     N/A     N/A

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                           $16.241 $12.883 $11.706 $12.415 $10.734  $9.919 $10.047   N/A     N/A     N/A
Ending AUV                              $16.724 $16.241 $12.883 $11.706 $12.415 $10.734  $9.919   N/A     N/A     N/A

Percentage change in AUV                  2.97%  26.07%  10.05%  -5.71%  15.66%   8.22%  -1.27%   N/A     N/A     N/A

Ending Number of AUs (000s)                  12      15      13       4       4       2       0   N/A     N/A     N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                           $12.061 $12.097 $11.651 $10.426 $10.618 $10.029 $10.011   N/A     N/A     N/A
Ending AUV                              $12.589 $12.061 $12.097 $11.651 $10.426 $10.618 $10.029   N/A     N/A     N/A

Percentage change in AUV                  4.38%  -0.30%   3.83%  11.75%  -1.81%   5.87%   0.18%   N/A     N/A     N/A

Ending Number of AUs (000s)                  11      12      13      13       5       0       0   N/A     N/A     N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                            $1.547  $1.405  $1.318  $1.129  $1.232  $1.129  $1.137  $1.129  $1.052  $1.004
Ending AUV                               $1.659  $1.547  $1.405  $1.318  $1.129  $1.232  $1.129  $1.137  $1.129  $1.052

Percentage change in AUV                  7.24%  10.11%   6.60%  16.74%  -8.36%   9.12%  -0.70%   0.71%   7.32%   4.78%

Ending Number of AUs (000s)                 889     984   1,056   1,110   1,283     264     379     769     711      76

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                           $11.180 $11.280 $11.203 $10.539 $10.722 $10.407 $10.120 $10.011 $10.000   N/A
Ending AUV                              $11.330 $11.180 $11.280 $11.203 $10.539 $10.722 $10.407 $10.120 $10.011   N/A

Percentage change in AUV                  1.34%  -0.89%   0.69%   6.30%  -1.71%   3.03%   2.84%   1.09%   0.11%   N/A

Ending Number of AUs (000s)                  13      25      21      20      13      16      29      75      35   N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                            $1.468  $1.437  $1.348  $1.199  $1.160  $1.082  $1.057  $1.046  $1.011  $1.000
Ending AUV                               $1.586  $1.468  $1.437  $1.348  $1.199  $1.160  $1.082  $1.057  $1.046  $1.011

Percentage change in AUV                  8.04%   2.16%   6.60%  12.43%   3.36%   7.21%   2.37%   1.05%   3.46%   1.10%

Ending Number of AUs (000s)               1,162   1,295   1,291   1,313   1,024     879     737     887     890     328

PIONEER VARIABLE CONTRACT TRUST:
Disciplined Value Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                            $8.421  $8.864  $8.228  $7.210 $10.839 $10.331  $9.935   N/A     N/A     N/A
Ending AUV                               $9.183  $8.421  $8.864  $8.228  $7.210 $10.839 $10.331   N/A     N/A     N/A

Percentage change in AUV                  9.05%  -5.00%   7.73%  14.12% -33.48%   4.92%   3.99%   N/A     N/A     N/A

Ending Number of AUs (000s)                   9      12      12       3       3       1       0   N/A     N/A     N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                            $9.483 $12.590 $11.043  $6.435 $15.653 $11.144 $10.036   N/A     N/A     N/A
Ending AUV                              $10.441  $9.483 $12.590 $11.043  $6.435 $15.653 $11.144   N/A     N/A     N/A

Percentage change in AUV                 10.10% -24.68%  14.01%  71.61% -58.89%  40.46%  11.04%   N/A     N/A     N/A

Ending Number of AUs (000s)                  13      15      17      20      18      35       0   N/A     N/A     N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                            $1.226  $1.176  $1.000  $0.890  $1.299  $1.310  $1.088  $1.046  $0.914  $0.758
Ending AUV                               $1.330  $1.226  $1.176  $1.000  $0.890  $1.299  $1.310  $1.088  $1.046  $0.914

Percentage change in AUV                  8.48%   4.25%  17.60%  12.36% -31.49%  -0.84%  20.40%   4.02%  14.44%  20.58%

Ending Number of AUs (000s)                 266     315     336     365     397     416     754     658     470   2,058

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST (continued):
Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                            $0.985  $1.047  $0.917  $0.745  $1.151  $1.114  $0.971  $0.929  $0.850  $0.698
Ending AUV                               $1.068  $0.985  $1.047  $0.917  $0.745  $1.151  $1.114  $0.971  $0.929  $0.850

Percentage change in AUV                  8.43%  -5.92%  14.18%  23.09% -35.27%   3.32%  14.73%   4.52%   9.29%  21.78%

Ending Number of AUs (000s)                  60      82      81     100     165     161     368     368     389     469

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                           $13.031 $13.490 $11.626  $7.367 $11.608 $11.149 $10.445 $10.003   N/A     N/A
Ending AUV                              $14.867 $13.031 $13.490 $11.626  $7.367 $11.608 $11.149 $10.445   N/A     N/A

Percentage change in AUV                 14.09%  -3.40%  16.03%  57.81% -36.54%   4.12%   6.74%   4.42%   N/A     N/A

Ending number of AUs (000s)                   2       2       3       6       4       6       3       0   N/A     N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                           $10.921 $11.762 $10.117  $8.191 $12.540 $12.073 $10.904 $10.057   N/A     N/A
Ending AUV                              $11.934 $10.921 $11.762 $10.117  $8.191 $12.540 $12.073 $10.904   N/A     N/A

Percentage change in AUV                  9.28%  -7.15%  16.26%  23.51% -34.68%   3.87%  10.72%   8.42%   N/A     N/A

Ending number of AUs (000s)                   3       5       7       4       4       3       4       2   N/A     N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                           $12.902 $12.883 $11.730  $9.204 $10.570 $10.098 $10.019   N/A     N/A     N/A
Ending AUV                              $14.143 $12.902 $12.883 $11.730 $9.204  $10.570 $10.098   N/A     N/A     N/A

Percentage change in AUV                  9.62%   0.15%   9.83%  27.44% -12.92%   4.67%   0.79%   N/A     N/A     N/A

Ending Number of AUs (000s)                   6       7       5       5       1       3       0   N/A     N/A     N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                            $2.161  $2.494  $1.946  $1.248  $2.232  $2.177  $1.823  $1.657  $1.476  $1.005
Ending AUV                               $2.293  $2.161  $2.494  $1.946  $1.248  $2.232  $2.177  $1.823  $1.657  $1.476

Percentage change in AUV                  6.11% -13.35%  28.16%  55.93% -44.09%   2.53%  19.42%  10.02%  12.26%  46.87%

Ending Number of AUs (000s)                  70     100     161     169     175     233     364     308     532     184

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                            $2.192  $2.299  $1.934  $1.451  $2.021  $2.094  $1.837  $1.716  $1.393  $0.998
Ending AUV                               $2.432  $2.192  $2.299  $1.934  $1.451  $2.021  $2.094  $1.837  $1.716  $1.393

Percentage change in AUV                 10.95%  -4.65%  18.87%  33.29% -28.20%  -3.49%  13.99%   7.05%  23.19%  39.58%

Ending Number of AUs (000s)                 179     209     232     233     281     290     481     723     530     132

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                            $1.368  $1.763  $1.567  $1.094  $1.968  $2.097  $1.837  $1.625  $1.374  $1.000
Ending AUV                               $1.718  $1.368  $1.763  $1.567  $1.094  $1.968  $2.097  $1.837  $1.625  $1.374

Percentage change in AUV                 25.58% -22.40%  12.51%  43.24% -44.41%  -6.15%  14.15%  13.05%  18.27%  37.40%

Ending Number of AUs (000s)                 438     552     667     722     678     684     714     525     361     98

                                          2012   2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                            $2.069  $2.826  $2.259  $1.075  $3.095  $2.281  $1.658  $1.274  $1.026  $0.675
Ending AUV                               $2.649  $2.069  $2.826  $2.259  $1.075  $3.095  $2.281  $1.658  $1.274  $1.026

Percentage change in AUV                 28.03% -26.79%  25.10% 110.14% -65.27%  35.69%  37.58%  30.14%  24.17%  52.00%

Ending Number of AUs (000s)                 340     467     578     761     693     808     922   1,095   1,352   1,100

Global Hard Assets Fund
-----------------------
Beginning AUV                            $3.662  $4.444  $3.487  $2.245  $4.226  $2.949  $2.402  $1.606  $1.314  $0.918
Ending AUV                               $3.733  $3.662  $4.444  $3.487  $2.245  $4.226  $2.949  $2.402  $1.606  $1.314

Percentage change in AUV                  1.94% -17.60%  27.44%  55.32% -46.88%  43.30%  22.77%  49.56%  22.22%  43.14%

Ending Number of AUs (000s)                 377     435     487     537     581     945     887   1,112   1,092   1,215

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                            $1.018  $1.056  $1.020  $0.908  $1.060  $1.033  $0.964  $0.976  $0.993  $1.000
Ending AUV                               $1.017  $1.018  $1.056  $1.020  $0.908  $1.060  $1.033  $0.964  $0.976  $0.993

Percentage change in AUV                 -0.10%  -3.60%   3.53%  12.33% -14.34%   2.61%   7.16%  -1.23%  -1.71%  -0.70%

Ending Number of AUs (000s)                  31      53      33      23      11      92     136      14      13     431

Unconstrained Emerging Markets Bond Fund
----------------------------------------
Beginning AUV                            $1.923  $1.803  $1.722  $1.648  $1.613  $1.491  $1.420  $1.485  $1.380  $1.184
Ending AUV                               $2.002  $1.923  $1.803  $1.722  $1.648  $1.613  $1.491  $1.420  $1.485  $1.380

Percentage change in AUV                  4.11%   6.66%   4.70%   4.49%   2.17%   8.18%   5.00%  -4.38%   7.61%  16.55%

Ending Number of AUs (000s)                 146     198     246     272     323     309     379     597     808     534

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                           $15.557 $15.710 $11.754  $8.495 $15.484 $12.838 $11.355  $9.904   N/A     N/A
Ending AUV                              $18.061 $15.557 $15.710 $11.754  $8.495 $15.484 $12.838 $11.355   N/A     N/A

Percentage change in AUV                 16.10%  -0.97%  33.66%  38.36% -45.14%  20.61%  13.06%  14.65%   N/A     N/A

Ending Number of AUs (000s)                 111     121     139     147     162     185     201     225   N/A     N/A

Opportunity Fund
----------------
Beginning AUV                            $2.517  $2.701  $2.213  $1.519  $2.572  $2.447  $2.211  $2.078  $1.783  $1.319
Ending AUV                               $2.867  $2.517  $2.701  $2.213  $1.519  $2.572  $2.447  $2.211  $2.078  $1.783

Percentage change in AUV                 13.91%  -6.81%  22.05%  45.69% -40.94%   5.11%  10.67%   6.40%  16.55%  35.18%

Ending Number of AUs (000s)                 495     592     689     770     802     896   1,055   1,324   1,677   1,710

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                             Upon           Upon
State                  Premium Payment  Annuitization   Nonqualified   Qualified
-----                  ---------------  -------------   ------------   ---------

California .........                          X             2.35%        0.50%

Maine...............           X                            2.00%(1)

Nevada..............                          X             3.50%

South Dakota........           X                            1.25%(2)

Texas ..............                          X             0.04%(3)     0.04%

West Virginia.......                          X             1.00%
1.00%

Wyoming.............           X                            1.00%



NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

--------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company


REVISED Notice of Privacy Policy                01/2013


We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o Service providers that perform marketing services for us Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:


             10350 Ormsby Park Place, Louisville, KY 40223


Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

Jefferson National [LOGO]

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------

                            (cut along dotted line)


If you would like a free copy of the Statement of Additional Information (Form #
 JNL-ACHEDU-SAI-E-05-13) dated May 1, 2013 for this Prospectus, please complete this form, detach, and mail to:



                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

 Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name: __________________________________________________________________________

Mailing
Address:________________________________________________________________________

                                   Sincerely,

________________________________________________________________________________
                                  (Signature)

--------------------------------------------------------------------------------

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233







(c) 2013, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0513

                  STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                               ISSUED BY

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                  AND

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

   ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                   PHONE: (866) 667-0561 (TOLL FREE)

                              MAY 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson
National Life Annuity Account E (the "Variable Account"), dated May 1, 2013. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                           TABLE OF CONTENTS

                                                                   PAGE
GENERAL INFORMATION                                                B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                            B-3

PUBLISHED RATINGS                                                  B-7

ADMINISTRATION                                                     B-7

ANNUITY PROVISIONS                                                 B-7

DISTRIBUTION                                                       B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS          B-8

FINANCIAL STATEMENTS                                               B-8

                          GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple
IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $127,000 for single filers, $188,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013). However, for single filers with modified adjusted gross income in excess of $112,000, but less than $127,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $178,000, but less than $188,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under
Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                           PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                             ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                           ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


       ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2013.



                          FINANCIAL STATEMENTS
The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT ......................................        3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and
    Surplus as of December 31, 2012 and 2011 ......................          5

  Statements of Operations for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          6

  Statements of Changes in Capital and Surplus for the Years
    Ended December 31, 2012, 2011 and 2010 ........................          7

  Statements of Cash Flows for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          8

  Notes to Statutory Basis Financial Statements ...................       9-38

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTAL MATERIAL .............         39

SUPPLEMENTAL MATERIAL:

  Selected Financial Data .........................................      40-41

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]                Tel: +212 885-8000          100 Park Avenue
                          Fax: +212 697-1299          New York, NY 10017
                          www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2012, 2011 and 2010, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/BDO USA,LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                         2012        2011
-------------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost ...................................  $  446,337  $  420,781
  Preferred stock ...........................................       6,899       8,432
  Common stock ..............................................       9,533      10,446
  Mortgage loan trusts ......................................      13,219      13,584
  Mortgage loans on real estate .............................       1,991       2,212
  Investment in real estate .................................       1,060       1,314
  Policyholder loans ........................................       6,756       7,226
  Cash and short-term investments ...........................      13,508      47,438
  Intercompany note .........................................          --         952
  Other invested assets .....................................       1,961       2,455
  Derivatives ...............................................          14         348
-------------------------------------------------------------------------------------
    TOTAL INVESTMENTS AND CASH ..............................     501,278     515,188
ACCRUED INVESTMENT INCOME ...................................       4,409       3,687
AMOUNTS RECOVERABLE ON REINSURANCE CEDED ....................       2,723       2,849
OTHER ADMITTED ASSETS .......................................       2,680       1,409
SEPARATE ACCOUNT ASSETS .....................................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves ..............................  $  215,982  $  214,123
  Claim reserves ............................................        (109)        (89)
  Accounts payable and accrued expenses .....................         163         761
  Payable on reinsurance ....................................     191,581     198,155
  Due to parent and affiliates ..............................       1,846         361
  Asset valuation reserve ...................................       2,711       1,099
  Interest maintenance reserve ..............................       5,530       3,895
  Transfers from separate accounts ..........................      (1,962)     (2,856)
  Borrowed money ............................................      44,700      52,769
  Other liabilities .........................................       9,172       7,741
  Separate account liabilities ..............................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
    TOTAL LIABILITIES .......................................   2,217,509   1,814,822
-------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common  stock,  $4.80  par value, 1,065,000
    shares authorized, 1,043,565 shares issued and
    outstanding .............................................       5,009       5,009
  Paid-in surplus ...........................................      42,165      42,165
  Unassigned deficit ........................................     (10,725)     (6,505)
  Special surplus funds .....................................       5,027       6,505
-------------------------------------------------------------------------------------
    TOTAL CAPITAL AND SURPLUS ...............................      41,476      47,174
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011      2010
-------------------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations ................   $420,804  $275,695  $ (5,373)
  Net investment income ....................................     23,054    26,473    23,250
  Reserve adjustment on reinsurance ceded ..................     (6,345)   (6,538)   (6,556)
  Commission and expense allowances on reinsurance ceded ...      1,873     3,083     6,017
  Amortization of interest maintenance reserve .............        676       492     1,142
  Fee income ...............................................      5,921     6,511     6,799
  Other revenues ...........................................      7,037     6,060     4,329
-------------------------------------------------------------------------------------------
    TOTAL REVENUES .........................................    453,020   311,776    29,608
-------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits ...........................    157,487   141,910   145,870
  Increase (decrease) in policy and contract reserves ......        458     1,334  (208,443)
  Other benefits ...........................................      3,768     3,606     4,056
  Commissions ..............................................      1,667     1,751     2,028
  General and administrative expenses ......................     15,280    17,622    15,929
  Taxes, licenses and fees .................................        437       135       341
  Net transfers to (from) separate accounts ................    262,923   133,990    64,505
  Decrease in funds withheld ...............................     10,605    10,608        --
  Other expenses ...........................................         80        80        78
-------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES ............................    452,705   311,036    24,364
-------------------------------------------------------------------------------------------
    INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAX
      PROVISION AND NET REALIZED CAPITAL LOSSES ............        315       740     5,244
FEDERAL INCOME TAX PROVISION ...............................         --        --        --
-------------------------------------------------------------------------------------------
   INCOME FROM OPERATIONS
      BEFORE NET REALIZED CAPITAL LOSSES ...................        315       740     5,244
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR .......     (3,242)   (5,532)   (7,156)
-------------------------------------------------------------------------------------------
NET LOSS ...................................................   $ (2,927) $ (4,792) $ (1,912)
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011       2010
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ......................  $ 47,174  $ 31,314  $  25,905
--------------------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss ..................................................    (2,927)   (4,792)    (1,912)
  Change in net unrealized capital gains (losses) ...........       211      (591)       610
  Change in deferred income tax .............................   (19,478)    3,520      2,863
  Change in nonadmitted assets ..............................    19,586    (3,524)    (2,581)
  Change in asset valuation reserve .........................    (1,612)      (83)      (842)
  Paid-in surplus ...........................................        --    15,175        --
  Change in surplus as a result of reinsurance, net of tax ..    (1,478)   (2,330)     7,271
  Increase in surplus due to quasi reorganization ...........        --     8,485        --
--------------------------------------------------------------------------------------------
    NET ADJUSTMENTS TO SURPLUS ..............................    (5,698)   15,860      5,409
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR ............................  $ 41,476  $ 47,174  $  31,314
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2012        2011       2010
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance .........................    $ 420,804   $ 275,695  $  (5,373)
  Net investment income .........................................       18,533      22,240     23,967
  Miscellaneous income ..........................................       14,831      15,654     17,144
-----------------------------------------------------------------------------------------------------
       TOTAL INCOME RECEIVED ....................................      454,168     313,589     35,738
-----------------------------------------------------------------------------------------------------
  Benefit and loss related payments .............................      167,396     152,875    157,358
  Net transfers to separate accounts ............................      262,030     132,775     63,294
  Commissions, expenses paid and aggregate write-ins for
     deductions .................................................       28,055      30,359     18,180
-----------------------------------------------------------------------------------------------------
       TOTAL OPERATING EXPENSES PAID ............................      457,481     316,009    238,832
-----------------------------------------------------------------------------------------------------
       NET CASH USED IN OPERATING ACTIVITIES ....................       (3,313)     (2,420)  (203,094)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks ............................................      180,166     168,402    367,475
    Mortgage loans ..............................................          617       1,065      1,322
    Derivatives .................................................           --         231        189
    Other invested assets .......................................        2,236         102        584
    Miscellaneous proceeds ......................................          334          --        318
-----------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT PROCEEDS ................................      183,353     169,800    369,888
-----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks ............................................     (199,376)   (337,126)  (192,411)
    Mortgage loans ..............................................           --        (875)      (550)
    Derivatives .................................................           --        (609)      (283)
    Other invested assets .......................................       (1,033)       (491)    (2,400)
    Miscellaneous investments ...................................           (5)        (25)      (106)
-----------------------------------------------------------------------------------------------------
       TOTAL COST OF INVESTMENTS ACQUIRED .......................     (200,414)   (339,126)  (195,750)
-----------------------------------------------------------------------------------------------------
  Net decrease in policy loans ..................................          444         705      5,925
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......      (16,617)   (168,621)   180,063
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
    Borrowed money ..............................................       (8,069)    (13,828)     2,752
    Net deposit-type contract fund and other liabilities ........        1,402      (1,408)        23
    Other cash applied ..........................................       (7,333)        861    202,196
    Paid-in surplus .............................................           --      15,175         --
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES .................................      (14,000)        800    204,971
-----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS ...................      (33,930)   (170,241)   181,940
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year .............................................       47,438     217,679     35,739
-----------------------------------------------------------------------------------------------------
  End of year ...................................................    $  13,508   $  47,438  $ 217,679
=====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2012, 2011 and 2010:

                                       2012        2011      2010
-----------------------------------------------------------------
California ........................     11%          10%       12%
Texas .............................     10%          11%       14%
Florida ...........................      8%           6%        6%
Massachusetts .....................      8%           9%      N/A
Pennsylvania ......................    N/A          N/A         6%
Colorado ..........................    N/A          N/A         5%
=================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $1,072 and $-0- at December 31, 2012 and 2011, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2012, 2011 and 2010 is as follows:

                                              Net Income (Loss)            Capital and Surplus
                                         ---------------------------   ---------------------------
                                           Year Ended December 31,            December 31,
                                         ---------------------------   ---------------------------
                                            2012      2011      2010      2012      2011      2010
--------------------------------------------------------------------------------------------------
Statutory amounts ....................   $(2,927)  $(4,792)  $(1,912)  $41,476   $47,174   $31,314
Add (deduct) adjustments:
  Investments ........................      (284)    1,875    15,817    26,220    15,010    12,834
  Deferred acquisition costs and
     valuation of business acquired ..      (141)   (2,365)   (7,850)   14,607    16,445    28,297
  Goodwill and other intangibles .....        --    (2,400)       --     5,218     4,146     5,462
  Nonadmitted assets .................        --        --        --        --       136       234
  Policy reserves ....................     2,435     3,365     2,440    (1,938)   (4,399)   (4,908)
  Ceding commissions .................    (1,478)   (2,329)   (5,138)       --        --        --
  Other ..............................         4        (3)       91        10         4         3
--------------------------------------------------------------------------------------------------
GAAP-basis amounts ...................   $(2,391)  $(6,649)  $ 3,448   $85,593   $78,516   $73,236
==================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES - The Company holds S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance. The note was fully repaid in January 2012.

OTHER INVESTED ASSETS - Other invested assets represents an investment in a limited partnership interest. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The cost basis of other invested assets was $2,227 and $2,269 at December 31, 2012 and 2011, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2012, the Company owned $2,698 of FHLB common stock and had pledged RMBS and certificates of deposit with a fair value of $46,928 as collateral. At December 31, 2011, the Company owned $3,158 of FHLB capital stock and has pledged collateral of $55,176 in carrying value of RMBS securities. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. As of December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2012, the years still subject to examination by a taxing authority are 2009 through 2011.

DEFERRED INCOME TAXES

In 2012, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus 2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes to not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

ESTIMATES

The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

NEW ACCOUNTING PRONOUNCEMENTS

STATEMENT OF STATUTORY ACCOUNTING PRINCIPLES ("SSAP") NO. 101 - "INCOME TAXES - A REPLACEMENT OF SSAP NO. 10 AND SSAP NO. 10R"

In November 2011, the NAIC issued Statement of Statutory Accounting Principle ("SSAP") No. 101, "Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10". This statement established statutory accounting principles for current and deferred Federal and foreign income taxes and current state income taxes. This statement changed the statutory accounting for income taxes in two key areas related to tax loss contingencies and the admissibility of deferred tax assets. The adoption of this guidance on January 1, 2012 did not have a material impact on the statutory basis financial statements.

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The adoption of this guidance is not expected to have any impact on the Company's results of operations, financial position or liquidity.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                         Gross Unrealized       NAIC
                                             Amortized   ----------------     Market
                                                  Cost     Gains   Losses      Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury .......................     $   7,659   $   351   $   --   $  8,010
   States and political subdivisions ...         5,620       407       (8)     6,019
   Corporate bonds .....................       186,239    14,858     (134)   200,963
   Mortgage-backed securities:
      U.S. government agencies .........        23,464     1,633       --     25,097
      Corporate ........................       223,355    15,892     (303)   238,944
------------------------------------------------------------------------------------

                                               446,337    33,141     (445)   479,033
Preferred stock ........................         6,899        68     (302)     6,665
Common stock ...........................         9,534        --       (1)     9,533
------------------------------------------------------------------------------------

Total ..................................     $ 462,770   $33,209   $ (748)  $495,231
====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2011 are as follows:

                                                       Gross Unrealized         NAIC
                                           Amortized  --------------------    Market
                                                Cost     Gains   Losses        Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury ......................    $   6,640   $   418   $     --   $  7,058
   States and political subdivisions ..       18,438       808       (230)    19,016
   Corporate bonds ....................      121,721    10,062       (675)   131,108
   Mortgage-backed securities:
      U.S. government agencies ........       27,367     1,494     (2,146)    26,715
      Corporate .......................      246,615     2,402    (15,139)   233,878
------------------------------------------------------------------------------------

                                             420,781    15,184    (18,190)   417,775
Preferred stock .......................        8,432        11       (139)     8,304
Common stock ..........................       11,080        --       (634)    10,446
------------------------------------------------------------------------------------

Total .................................    $ 440,293   $15,195   $(18,963)  $436,525
====================================================================================

As of December 31, 2012 and 2011, the Company had fixed maturity securities with a statement value of $12,905 and $12,862, respectively, on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2012 are as follows:

                                                                            NAIC
                                                            Amortized     Market
                                                                 Cost      Value
--------------------------------------------------------------------------------
Due in one year or less .................................   $   1,414   $  1,423
Due after one year through five years ...................      45,932     49,051
Due after five years through ten years ..................     109,785    118,334
Due after ten years .....................................      42,387     46,185
Mortgage-backed securities ..............................     246,819    264,040
--------------------------------------------------------------------------------

Total ...................................................   $ 446,337   $479,033
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2012, 2011 and 2010, proceeds from the sales and maturities of fixed maturity securities were $180,166, $168,402 and $367,475, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Net realized capital gains (losses) for 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  8,906   $(6,402)    $     (719)   $ 1,785
Preferred stock ................................         35        --           (406)      (371)
Common stock ...................................         --        --         (1,977)    (1,977)
Mortgage loans .................................         11        --             --         11
Derivatives ....................................         --      (335)            --       (335)
Real estate ....................................         --       (24)           (72)       (96)
Other invested assets ..........................         52        --             --         52
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      9,004    (6,761)        (3,174)      (931)
Transfer to IMR ................................     (2,311)       --             --     (2,311)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  6,693   $(6,761)    $   (3,174)   $(3,242)
===============================================================================================

YEAR ENDED DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  2,943   $   (491)   $   (5,006)   $(2,554)
Preferred stock ................................         40        (39)       (1,571)    (1,570)
Mortgage loans .................................         --         --           (11)       (11)
Derivatives ....................................         --       (163)           --       (163)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      2,983       (693)       (6,588)    (4,298)
Transfer to IMR ................................     (2,548)        --         1,314     (1,234)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $    435   $   (693)   $   (5,274)   $(5,532)
===============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross   Other Than
                                                    Capital   Realized    Temporary
                                                      Gains     Losses   Impairment       Total
-----------------------------------------------------------------------------------------------


Bonds ..........................................   $ 16,100   $ (1,116)  $   (1,186)   $ 13,798
Preferred stock ................................         --        (49)      (5,000)     (5,049)
Common stock ...................................         --        (10)          --         (10)
Mortgage loans .................................         --         --         (349)       (349)
Derivatives ....................................         --       (914)          --        (914)
Real estate ....................................         --        (21)          --         (21)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......     16,100     (2,110)      (6,535)      7,455
Transfer to IMR ................................    (14,773)        --          162     (14,611)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  1,327   $ (2,110)  $   (6,373)   $ (7,156)
===============================================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,886 and $10,680, respectively, with an aggregate fair value of $17,471 and $10,131, respectively. Those holdings amounted to 3.8% and 2.5% of the Company's investments in bonds at December 31, 2012 and 2011, respectively, and 3.3% and 2.0% of the Company's total admitted assets at December 31, 2012 and 2011, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14. At December 31, 2011, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $348. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2012, the Company reported a realized loss of $335. The total realized loss due to market value changes, sales and expirations in 2011 was $163.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2012, 2011 and 2010, including accrual of discount and amortization of premiums, arose from the following sources:

                                                       2012       2011      2010
--------------------------------------------------------------------------------
Bonds ..........................................    $21,966   $ 25,505   $22,669
Preferred stock ................................        511        730       540
Common stock ...................................        455        339       201
Mortgage loans on real estate ..................        986      1,126     1,047
Policy loans ...................................        422        461       791
Cash and short-term investments ................          4          4         3
Other invested assets ..........................        608        779       428
Miscellaneous investment income ................          2          5        98
--------------------------------------------------------------------------------

     Total gross investment income .............     24,954     28,949    25,777
Investment expense .............................       (772)    (1,074)     (913)
Interest expense ...............................     (1,128)    (1,402)   (1,614)
--------------------------------------------------------------------------------

Net investment income ..........................    $23,054   $ 26,473   $23,250
================================================================================

There was no accrued investment income excluded from surplus during 2012, 2011 and 2010.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2012 and 2011 follow:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 Months or More
                                         in Unrealized Loss      in Unrealized Loss            Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
     subdivisions ..................   $   1,492   $       (8)  $     --   $       --   $  1,492   $       (8)
Corporate bonds ....................      18,024         (134)        --           --     18,024         (134)
Mortgage-backed securities:
      U.S. government agencies .....          --           --         --           --         --           --
      Corporate ....................          --           --      9,763         (303)     9,763         (303)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............      19,516         (142)     9,763         (303)    29,279         (445)
Preferred stock ....................          --           --      3,103         (302)     3,103         (302)
Common stock .......................          --           --      5,000           (1)     5,000           (1)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $  19,516   $     (142)  $ 17,866   $     (606)  $ 37,382   $     (748)
=============================================================================================================

Number of positions held ...........          19                       5                      24
=============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 months or More
                                         in Unrealized Loss      in Unrealized Loss             Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
      subdivisions .................   $   3,348   $     (168)  $  2,072   $      (62)  $  5,420   $     (230)
Corporate bonds ....................      13,743         (498)       621         (177)    14,364         (675)
Mortgage-backed securities:
      U.S. government agencies .....       5,115       (2,146)        --           --      5,115       (2,146)
      Corporate ....................     159,759      (13,730)    12,414       (1,409)   172,173      (15,139)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............     181,965      (16,542)    15,107       (1,648)   197,072      (18,190)
Preferred stock ....................       6,384         (139)        --           --      6,384         (139)
Common stock .......................          --           --      4,366         (634)     4,366         (634)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $ 188,349   $  (16,681)  $ 19,473   $   (2,282)  $207,822   $  (18,963)
=============================================================================================================

Number of positions held ...........          74                       8                      82
=============================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2012 and 2011, the Company had $2,078,647 and $2,233,631,
respectively, of individual and group life insurance in force. On $215,782 and $245,823 of insurance in force as of December 31, 2012 and 2011, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,613 and $2,099 at December 31, 2012 and 2011, respectively. The Company has ceded 100% of its life reserves at December 31, 2012 and 2011.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2012, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     397,209   $      24,690  $       19,780
GMIB ...............................          15,167             695               4
GMWB ...............................           2,759               4              --
====================================================================================

At December 31, 2011, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     410,506   $      26,144  $       21,010
GMIB ...............................          16,924             877               3
GMWB ...............................           2,806               5              --
====================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2012 and 2011. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2012 and 2011 is as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
                                                              (in the event of death)
Return of net deposit:
   Account value ..........................................   $ 222,484    $  233,877
   Net amount at risk .....................................   $  22,649    $   30,764
   Average attained age of contract holders ...............          54            54
Return of net deposits plus a minimum return ..............   $ 169,968    $  171,268
Net amount at risk ........................................   $ 139,697    $  154,373
Average attained age of contract holders ..................          63            63
Guaranteed minimum return .................................           5%            5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
      Account value .......................................   $   4,756    $    5,361
      Net amount at risk ..................................   $     845    $    1,206
      Average attained age of contract holders ............          65            63
=====================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,555 and $16,295 at December 31, 2012 and 2011, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2012 and 2011 are as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
Asset type:
   Domestic equity ..........................................    $194,502    $199,151
   International equity .....................................      30,441      29,765
   Bonds ....................................................      46,246      48,450
   Balanced bond/equity .....................................      19,875      19,620
-------------------------------------------------------------------------------------

      Total .................................................     291,064     296,986
Money market ................................................      28,307      31,336
-------------------------------------------------------------------------------------

      Total .................................................    $319,371    $328,322
=====================================================================================

Percent of total variable annuity separate account values ...        18.3%       24.5%
=====================================================================================

At December 31, 2012, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       2012
                                                              -----------------------
                                                                  Amount   % of Total
-------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
     1. With market value adjustment ......................   $      530            0%
     2. At book value less current surrender charge
        of 5% or more .....................................        8,071           .4%
     3. At fair value .....................................    1,745,375         78.9%
-------------------------------------------------------------------------------------

     4. Total with adjustment or at fair value ............    1,753,976         79.3%
     5. At book value without adjustment (minimal or no
        charge or adjustment) .............................      435,978         19.7%
B. Not subject to discretionary withdrawal ................       23,191          1.0%
-------------------------------------------------------------------------------------

C. Total (gross: direct + assumed) ........................    2,213,145        100.0%
D. Reinsurance ceded ......................................     (256,863)
-------------------------------------------------------------------------------------

E. Total (net) (C) + (D) ..................................   $1,956,282
=====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

      o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

      o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

      o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                   NAIC
                                                                                               Carrying
Description                               Level 1       Level 2     Level 3         Total         Value
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --    $  381,326    $ 97,707    $  479,033    $  446,337
   Preferred stock ....................     6,405            51         209         6,665         6,899
   Common stock .......................     2,698            --       6,835         9,533         9,533
   Other invested assets ..............        --            --       1,961         1,961         1,961
   Derivatives ........................        --            14          --            14            14
   Separate account assets ............        --     1,747,895          --     1,747,895     1,747,895
   Cash and short-term investments ....        --        13,508          --        13,508        13,508
-------------------------------------------------------------------------------------------------------

                                          $ 9,103    $2,142,794    $106,712    $2,258,609    $2,226,147
=======================================================================================================

LIABILITIES
Separate account liabilities ..........   $    --    $1,747,895    $     --    $1,747,895    $1,747,895
=======================================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2012:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                           Balance at
                            January 1,        into      Out of   Included in   Included in                             December
                                  2012     Level 3     Level 3        Income       Surplus   Purchases,      Sales     31, 2012
-------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   87,245   $      --   $      --   $      (443)  $     9,484   $   28,283   $(26,862)  $   97,707
Preferred stock ..........       1,505          --          --          (406)           --           --       (890)         209
Common stock .............       7,288          --          --        (1,977)          634          890         --        6,835
Other invested assets ....       2,455          --          --            --          (452)          --        (42)       1,961
===============================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows:

                                                                                          NAIC
                                                                                      Carrying
Description                               Level 1     Level 2  Level 3       Total       Value
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --  $  330,530  $87,245  $  417,775  $  420,781
   Preferred stock ....................     6,749          50    1,505       8,304       8,432
   Common stock .......................     3,158          --    7,288      10,446      10,446
   Other invested assets ..............        --          --    2,455       2,455       2,455
   Derivatives ........................        --         348       --         348         348
   Separate account assets ............        --   1,338,863       --   1,338,863   1,338,863
   Cash and short-term investments ....        --      47,438       --      47,438      47,438
----------------------------------------------------------------------------------------------

                                          $ 9,907  $1,717,229  $98,493  $1,825,629  $1,828,763
==============================================================================================

LIABILITIES
Separate account liabilities ..........   $    --  $1,338,863  $    --  $1,338,863  $1,338,863
==============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------
The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2011 are as follows:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                          Balance at
                            January 1,        into      Out of   Included in   Included in                            December
                                  2011     Level 3     Level 3        Income       Surplus   Purchases      Sales     31, 2011
------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   24,472   $      --   $      --   $    (5,358)  $       450   $  83,728   $(16,047)  $   87,245
Preferred stock ..........          --          --          --            --            --       1,505         --        1,505
Common stock .............       4,928          --          --            --          (562)      2,922         --        7,288
Other invested assets ....       2,371          --          --           186            --          --       (102)       2,455
==============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,219   $   13,219
Mortgage loans on real estate .........................            1,991        1,991
Real estate ...........................................            1,060        1,060
Policy loans ..........................................            6,756        6,756
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      215,982   $  216,888
Borrowed money ........................................           44,700       44,700
=====================================================================================

DECEMBER 31, 2011
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,584   $   13,584
Mortgage loans on real estate .........................            2,212        2,212
Real estate ...........................................            1,314        1,314
Policy loans ..........................................            7,226        7,226
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      214,123   $  214,832
Borrowed money ........................................           52,769       52,769
=====================================================================================

7. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas ("Conseco"). The total reserves transferred under these agreements were $313,962 and $326,817 for the years ended December 31, 2012 and 2011, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,538 and $20,689 of its $19,538 and $20,689, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $183,906 and $189,648 as of December 31, 2012 and 2011, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2012 and 2011 were $5,027 and $6,505, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2012 and 2011, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                   2012          2011         2010
--------------------------------------------------------------------------------------------------
Premiums, annuity and fund deposits ........................   $ 31,440      $ 32,623     $231,115
Policyholder benefits ......................................     42,386        44,584       47,505
Change in insurance and annuity reserves ...................    (16,472)      (19,592)     178,224
Policy and contract reserves ...............................    571,025       588,353      608,570
==================================================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2012, the balance of annuity business ceded to SRUS was approximately $56,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2012 and 2011. During 2012, 2011 and 2010, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2012, 2011 and 2010 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $483, $54 and $154 as of December 31, 2012, 2011 and 2010, respectively):

YEAR ENDED DECEMBER 31,                                   2012         2011          2010
-----------------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums ...............................     $  3,998     $  4,652     $   5,207
  Reinsurance ceded .............................       (3,998)      (4,652)       (5,207)
-----------------------------------------------------------------------------------------

    Total premiums ..............................     $     --     $     --     $      --
=========================================================================================

Long duration contracts:
  Direct premiums ...............................     $447,706     $303,523     $ 217,331
  Reinsurance assumed ...........................           57           89         3,050
  Reinsurance ceded .............................      (27,442)     (27,971)     (225,908)
-----------------------------------------------------------------------------------------
    Total premiums ..............................     $420,321     $275,641     $  (5,527)
=========================================================================================

8. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2012 and 2011, the Company has estimated probable recoveries through premium tax credits to be $495 and $510, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2012, 2011 and 2010 consist of the following major components:

YEAR ENDED DECEMBER 31,                             2012        2011        2010
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income .............................   $  --       $  --       $  --
Prior year overaccrual of tax ..................      --          --          --
--------------------------------------------------------------------------------

Current income taxes incurred ..................   $  --       $  --       $  --
================================================================================

As of December 31, 2012, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2012 and 2011 are as follows:

                                                           2012                               2011
                                             --------------------------------    ------------------------------
                                             Ordinary    Capital       Total     Ordinary    Capital      Total
---------------------------------------------------------------------------------------------------------------
Gross deferred tax assets ................   $ 26,656    $   426    $ 27,082      $46,466    $    --    $46,466
Gross deferred tax liabilities ...........      1,217         --       1,217        1,123         --      1,123
---------------------------------------------------------------------------------------------------------------

                                               25,439        426      25,865       45,343         --     45,343
Less: Nonadmitted deferred tax assets ....     25,439        426      25,865       45,343         --     45,343
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets
      before statutory valuation
      allowance ..........................         --         --          --           --         --         --
Statutory valuation allowance ............         --         --          --           --         --         --
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .........   $     --    $    --    $     --      $    --    $    --    $    --
===============================================================================================================

Increase (decrease) in nonadmitted gross
  deferred tax assets ....................   $(19,904)   $   426    $(19,478)     $ 7,268    $(3,748)   $ 3,520
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2012 and 2011 are as follows:

                                                               2012                           2011
                                                    ----------------------------   ----------------------------
DECEMBER 31,                                        Ordinary   Capital     Total   Ordinary   Capital     Total
---------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax differences in:
  Net operating loss carryforward ................  $ 11,864   $    --   $11,864   $ 31,173   $    --   $31,173
  Capital loss carryforward ......................        --       426       426         --        --        --
  Insurance reserves .............................     1,949        --     1,949      2,143        --     2,143
  Section 807(f) reserve basis change ............     1,639        --     1,639      3,275        --     3,275
  Proxy DAC ......................................     6,371        --     6,371      4,163        --     4,163
  Ceding commissions .............................     1,760        --     1,760      2,277        --     2,277
  Investments ....................................     3,073        --     3,073      3,435        --     3,435
---------------------------------------------------------------------------------------------------------------

Gross DTAs .......................................    26,656       426    27,082     46,466        --    46,466
---------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs .................................    25,439       426    25,865     45,343        --    45,343
---------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax differences in:
  Other ..........................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

Gross DTLs .......................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets before
      statutory valuation allowance ..............        --        --        --         --        --        --
Statutory valuation allowance
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .................  $     --   $    --   $    --   $     --   $    --   $    --
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The significant book to tax differences in 2012, 2011 and 2010 are as follows:

                                                               2012       2011       2010
-----------------------------------------------------------------------------------------
Statutory income (loss) before taxes ...................   $    315    $   740    $ 5,244
Net realized capital losses ............................     (3,242)    (5,532)    (7,156)
-----------------------------------------------------------------------------------------

  Total pre-tax statutory income (loss) ................   $ (2,927)   $(4,792)   $(1,912)
=========================================================================================

Benefit/provision at Federal statutory rate (35%) ......   $ (1,024)   $(1,677)   $  (669)
-----------------------------------------------------------------------------------------
Amounts related to prior years .........................     19,683     (4,546)       (19)
IMR/AVR ................................................       (237)      (172)      (400)
Fines and penalties ....................................          2          9          4
True up DTA/other ......................................    (18,424)     6,386      1,084
-----------------------------------------------------------------------------------------

  Total adjustments ....................................      1,024      1,677        669
-----------------------------------------------------------------------------------------

  Federal income tax benefit before change in
    statutory valuation allowance ......................         --         --         --
Change in statutory valuation allowance
-----------------------------------------------------------------------------------------

Net Federal tax benefit ................................   $     --    $    --    $    --
=========================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

At December 31, 2012 and 2011, the Company did not record a valuation allowance as admitted deferred tax assets were $-0- for both years.

As of December 31, 2012 and 2011, the Company had operating loss carryforwards of approximately $33,898 and $89,067, respectively, which begin to expire in 2018. As of December 31, 2012 and 2011, the Company had capital loss carryforwards of approximately $1,218 and $-0-, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2012, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $19,633 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2012.

The Company files a separate life insurance company Federal income tax return.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                                                 2012       2011
------------------------------------------------------------------------------------------------------------
Total capital and surplus .............................................................   $41,476    $47,174
Adjustments:
  AVR .................................................................................     2,711      1,099
  Furniture and equipment .............................................................    (1,072)        --
Dividend liability ....................................................................        --         --
Sub AVR ...............................................................................        --         --
Sub dividend liability ................................................................        --         --
P&C non-tabular discounts and/or alien insurance
   subsidiary - other .................................................................        --         --
Hedging fair value adjustment .........................................................        --         --
Credit for capital notes ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ............................................................    43,115     48,273
Less: Deferred tax asset ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ExDTA ......................................................   $43,115    $48,273
============================================================================================================

Authorized control level risk-based capital ...........................................   $ 4,400    $ 4,195
============================================================================================================

Total adjusted capital ExDTA/Authorized control level risk-based capital ..............       980%     1,517%
============================================================================================================

10. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2012, 2011 and 2010, operating expenses of $14,577, $17,053 and $14,968, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,846 and $339 at December 31, 2012 and 2011, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2012, 2011 and 2010 under these agreements was $1,718, $1,024 and $1,258, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2012 and 2011, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                                                                         2012                         2011
                                                              --------------------------   ---------------------------
                                                                   Separate         Non-        Separate          Non-
                                                              Accounts With   Guaranteed   Accounts With    Guaranteed
                                                                 Guarantees     Separate      Guarantees      Separate
                                                                 Nonindexed     Accounts      Nonindexed      Accounts
----------------------------------------------------------------------------------------------------------------------
Premiums, deposits and other considerations ...............   $          --   $  416,490   $          --    $  274,690
======================================================================================================================

For accounts with assets at market value ..................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment ..........................   $         495   $       --   $         504    $       --
    At market value .......................................              --    1,743,940              --     1,333,566
  Not subject to discretionary withdrawal .................              --        1,498              --         1,937
----------------------------------------------------------------------------------------------------------------------

  Total separate account liabilities ......................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                            2012             2011          2010
--------------------------------------------------------------------------------------
Transfers to separate accounts .............  $ 416,499         $274,742      $186,604
Transfers from separate accounts ...........    155,570          142,228       123,517
--------------------------------------------------------------------------------------

Net transfers to separate accounts .........  $ 260,929         $132,514      $ 63,087
======================================================================================

12. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $319 and $317 at December 31, 2012 and 2011, respectively, and was included in other liabilities. The expenses for these plans were $11 and $21 at December 31, 2012 and 2011, respectively. The discount rate used in determining the benefit obligation was 5.25%.

13. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before realized capital gains or losses for 2012 was $315. Statutory surplus with regards to policyholders as of December 31, 2012 was $41,476. The Company had no earned surplus as of December 31, 2012. The maximum dividend payout which may be made without prior approval in 2012 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011. $3,000 was received in March related to an investment in JN Financial by a previous owner, and $20,660 was received related to the management buyout in December.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, 2011 and 2010, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 30, 2013, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
----------------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds ..........................................................   $    264
  Other bonds (unaffiliated) ................................................     21,702
  Preferred stock (unaffiliated) ............................................        511
  Common stock ..............................................................        455
  Mortgage loans on real estate .............................................        986
  Policy loans ..............................................................        422
  Cash and short-term investments ...........................................          4
  Other invested assets .....................................................        608
  Miscellaneous investment income ...........................................          2
----------------------------------------------------------------------------------------

    GROSS INVESTMENT INCOME .................................................   $ 24,954
========================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity -- statement value:
  Due within one year or less ...............................................   $ 22,496
  Over 1 year through 5 years ...............................................    115,301
  Over 5 years through 10 years .............................................    168,339
  Over 10 years through 20 years ............................................     77,561
  Over 20 years .............................................................     69,342
----------------------------------------------------------------------------------------

    TOTAL BY MATURITY .......................................................   $453,039
========================================================================================

BONDS BY CLASS -- STATEMENT VALUE:
  Class 1 ...................................................................   $361,107
  Class 2 ...................................................................     75,046
  Class 3 ...................................................................     16,451
  Class 4 ...................................................................         --
  Class 5 ...................................................................        435
  Class 6 ...................................................................         --
----------------------------------------------------------------------------------------

    TOTAL BY CLASS ..........................................................   $453,039
========================================================================================

Total bonds publicly traded .................................................   $322,393
Total bonds privately placed ................................................    130,646

Preferred stocks -- statement value .........................................      6,899
Short-term investments -- book value ........................................      6,703
Cash on deposit .............................................................      6,805
========================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary ..................................................................   $    243
========================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary ..................................................................    $   54,196
  Group life ................................................................         2,232

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable ....         1,647
  Ordinary - involving life contingencies - amount of income payable ........         2,134
  Group - not involving life contingencies - amount of income payable .......           132
  Group - involving life contingencies - amount of income payable ...........           419

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable ....................................           406
    Deferred - fully paid account balance ...................................        18,956
    Deferred - not fully paid -account balance ..............................     2,066,343
===========================================================================================

       ANNUAL STATEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                          Admitted Assets as Reported
                                                    Gross Investment Holdings               in the Annual Statement
                                                    -------------------------  ---------------------------------------------------
                                                          1             2           3            4            5            6
                                                                                            Securities
                                                                                              Lending
                                                                                            Reinvested       Total
                                                                                            Collateral    (Col. 3+4)
              Investment Categories                     Amount     Percentage    Amount        Amount       Amount      Percentage
----------------------------------------------------------------------------------------------------------------------------------
1.    Bonds:
      1.1   U.S. treasury securities .............     7,659,368        1.527    7,659,368            0     7,659,368        1.528
      1.2   U.S. government agency obligations
            (excluding mortgage-backed
            securities):
            1.21  Issued by U.S. government
                  agencies .......................                      0.000                                       0        0.000
            1.22  Issued by U.S. government
                  sponsored agencies .............                      0.000                                       0        0.000
      1.3   Non-U.S. government (including
            Canada, excluding
            mortgaged-backed securities) .........     1,513,464        0.302    1,513,464            0     1,513,464        0.302
      1.4   Securities  issued  by  states,
            territories, and possessions and
            political subdivisions in the U.S.:
            1.41  States, territories and
                  possessions general
                  obligations ....................                      0.000                                       0        0.000
            1.42  Political subdivisions of
                  states, territories
                  and possessions and political
                  subdivisions general
                  obligations ....................                      0.000                                       0        0.000
            1.43  Revenue and assessment
                  obligations ....................     5,619,589        1.121    5,619,589            0     5,619,589        1.121
            1.44  Industrial development and
                  similar obligations ............                      0.000                                       0        0.000
      1.5   Mortgage-backed securities
            (includes residential and
            commercial MBS):
            1.51  Pass-through securities:
                  1.511 Issued or guaranteed by
                        GNMA .....................       680,952        0.136      680,952            0       680,952        0.136
                  1.512 Issued or guaranteed by
                        FNMA and FHLMC ...........    16,638,073        3.318   16,638,073            0    16,638,073        3.319
                  1.513 All other ................                      0.000                                       0        0.000
            1.52  CMOs and REMICs:
                  1.521 Issued or guaranteed by
                        GNMA, FNMA, FHLMC
                        or VA ....................     6,144,890        1.225    6,144,890            0     6,144,890        1.226
                  1.522 Issued by non-U.S.
                        Government issuers and
                        collateralized by
                        mortgage-backed
                        securities issued or
                        guaranteed by agencies
                        shown in Line 1.521 ......                      0.000                                       0        0.000
                  1.523 All other ................   223,354,511       44.540  223,354,511            0   223,354,511       44.553
2.    Other debt and other fixed income
      securities (excluding short-term):
      2.1   Unaffiliated domestic securities
            (includes credit tenant loans and
            hybrid securities) ...................   145,871,041       29.089  145,871,041            0   145,871,041       29.097
      2.2   Unaffiliated non-U.S. securities
            (including Canada) ...................    38,854,770        7.748   38,854,770            0    38,854,770        7.750
      2.3   Affiliated securities ................                      0.000                                       0        0.000
3.    Equity interests:
      3.1   Investments in mutual funds ..........                      0.000                                       0        0.000
      3.2   Preferred stocks:
            3.21  Affiliated .....................                      0.000                                       0        0.000
            3.22  Unaffiliated ...................     6,898,680        1.376    6,898,680            0     6,898,680        1.376
      3.3   Publicly traded equity securities
            (excluding preferred stocks):
            3.31  Affiliated .....................                      0.000                                       0        0.000
            3.32  Unaffiliated ...................                      0.000                                       0        0.000
      3.4   Other equity securities:
            3.41  Affiliated .....................                      0.000                                       0        0.000
            3.42  Unaffiliated ...................     9,533,208        1.901    9,533,208            0     9,533,208        1.902
      3.5   Other equity interests including
            tangible personal properly
            under lease:
            3.51  Affiliated .....................                      0.000                                       0        0.000
            3.52  Unaffiliated ...................                      0.000                                       0        0.000
4.    Mortgage loans:
      4.1   Construction and land development ....                      0.000                                       0        0.000
      4.2   Agricultural .........................                      0.000                                       0        0.000
      4.3   Single family residential
            properties ...........................     1,990,825        0.397    1,990,825                  1,990,825        0.397
      4.4   Multifamily residential properties ...                      0.000                                       0        0.000
      4.5   Commercial loans .....................    13,219,359        2.636   13,219,359                 13,219,359        2.637
      4.6   Mezzanine real estate loans ..........                      0.000                                       0        0.000
5.    Real estate investments:
      5.1   Property occupied by company .........             0        0.000            0            0             0        0.000
      5.2   Property held for production of
            income (including $0 of property
            acquired in satisfaction of debt) ....             0        0.000            0            0             0        0.000
      5.3   Property held for sale (including
            $0 property acquired in
            satisfaction of debt) ................     1,060,039        0.211    1,060,039            0     1,060,039        0.211
6.    Contract loans .............................     6,898,956        1.376    6,756,111            0     6,756,111        1.348
7.    Derivatives ................................        13,725        0.003       13,725            0        13,725        0.003
8.    Receivables for securities .................        47,366        0.009       47,366            0        47,366        0.009
9.    Securities Lending (Line 10, Asset Page
      reinvested collateral) .....................             0        0.000            0          XXX           XXX          XXX
10.   Cash, cash equivalents and short-term
      investments ................................    13,508,460        2.694   13,508,460            0    13,508,460        2.695
11.   Other invested assets ......................     1,960,822        0.391    1,960,822            0     1,960,822        0.391
12.   Total invested assets ......................   501,468,098      100.000  501,325,253            0   501,325,253      100.000

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2012
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City State and Zip Code) Louisville , KY 40223 NAIC Group Code 3381 NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2
      of this annual statement .............................................     $ 511,089,983

2.    Ten largest exposures to a single issuer/borrower/investment.

                    1                          2                    3                  4
                                                                             Percentage of Total
                 Issuer             Description of Exposure      Amount        Admitted Assets
      ----------------------------  -----------------------   ------------   -------------------
2.01  RAW 2004-RZ2 AI6 ...........  BOND                      $ 16,023,644                   3.1%
2.02  ABSHE 2004-HE8 M1 ..........  BOND                      $ 13,987,465                   2.7%
2.03  FG Q10363 ..................  BOND                      $ 13,323,951                   2.6%
2.04  CIFC 2006-1BA A3L ..........  BOND                      $ 10,772,983                   2.1%
2.05  SUGAR 2012-1A D ............  BOND                      $  7,726,338                   1.5%
2.06  LROCK 2007-1A A3B ..........  BOND                      $  7,413,784                   1.5%
2.07  FORE 2007-1A B .............  BOND                      $  6,856,463                   1.3%
2.08  FRASR 2011-5A C ............  BOND                      $  6,657,773                   1.3%
2.09  WTFRT 2007-1A B ............  BOND                      $  6,396,638                   1.3%
2.10  OCP 2012-2A E ..............  BOND                      $  6,110,638                   1.2%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

           Bonds              1           2             Preferred Stocks          3         4
      ---------------  --------------  -------          ----------------   ------------   ------
3.01  NAIC-1 ........  $  361,107,051     70.7%  3.07   P/RP-1 .........   $                 0.0%
3.02  NAIC-2 ........  $   75,045,862     14.7%  3.08   P/RP-2 .........   $  6,689,760      1.3%
3.03  NAIC-3 ........  $   16,451,688      3.2%  3.09   P/RP-3 .........   $                 0.0%
3.04  NAIC-4 ........  $            0      0.0%  3.10   P/RP-4 .........   $                 0.0%
3.05  NAIC-5 ........  $      434,794      0.1%  3.11   P/RP-5 .........   $                 0.0%
3.06  NAIC-6 ........  $            0      0.0%  3.12   P/RP-6 .........   $    208,920      0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 4.01 above is yes, responses are not required for interrogatories 5- 10.

4.02  Total admitted assets held in foreign investments ...................  $ 132,790,260     26.0%
4.03  Foreign-currency-denominated investments ............................  $                  0.0%
4.04  Insurance liabilities denominated in that same foreign currency .....  $                  0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
5.01  Countries rated NAIC-1 ................................................     $  129,866,224     25.4%
5.02  Countries rated NAIC-2 ................................................     $    2,924,036      0.6%
5.03  Countries rated NAIC-3 or below .......................................     $                   0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
      Countries rated NAIC - 1:
6.01  Country 1: CAYMAN ISLANDS ................................................  $   90,480,443     17.7%
6.02  Country 2: NETHERLANDS ...................................................  $   10,675,496      2.1%
      Countries rated NAIC - 2:
6.03  Country 1: MEXICO ........................................................  $    1,931,968      0.4%
6.04  Country 2: BRAZIL ........................................................  $      992,068      0.2%
      Countries rated NAIC - 3 or below:
6.05  Country 1: ...............................................................  $                   0.0%
6.06  Country 2: ...............................................................  $                   0.0%

                                                                                        1             2
                                                                                  --------------   ------
7.    Aggregate unhedged foreign currency exposure .............................  $                   0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
8.01  Countries rated NAIC-1 ...................................................  $                   0.0%
8.02  Countries rated NAIC-2 ...................................................  $                   0.0%
8.03  Countries rated NAIC-3 or below ..........................................  $                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  ---------------  ------
      Countries rated NAIC-1:
9.01  Country 1: ...............................................................  $                   0.0%
9.02  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 2:
9.03  Country 1: ...............................................................  $                   0.0%
9.04  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: ...............................................................  $                   0.0%
9.06  Country 2: ...............................................................  $                   0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                       1                                        2                        3             4
                    Issuer                                 NAIC Rating
      ---------------------------------      ------------------------------------ ---------------  -------
10.01 CIFC 2006-1BA A3L ...............      1AM                                  $    10,772,983      2.1%
10.02 SUGAR 2012-1A D .................      1AM                                  $     7,726,338      1.5%
10.03 LROCK 2007-1A A3B ...............      1FE                                  $     7,413,784      1.5%
10.04 FORE 2007-1A B ..................      1FE                                  $     6,856,463      1.3%
10.05 FRASR 2011-5A C .................      1AM                                  $     6,657,773      1.3%
10.06 WTFRT 2007-1A B .................      1AM                                  $     6,396,638      1.3%
10.07 OCP 2012-2A E ...................      1AM                                  $     6,110,638      1.2%
10.08 JFIN 2012-1A C ..................      1FE                                  $     5,950,283      1.2%
10.09 CENT9 2005-9A A2 ................      1FE                                  $     5,903,652      1.2%
10.10 SYMP 2006-2A B ..................      1FE                                  $     5,865,869      1.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                        1               2
                                                                                  ------------     -----------
11.02 Total admitted assets held in Canadian investments ......................   $                        0.0%
11.03 Canadian-currency-denominated investments ...............................   $                        0.0%
11.04 Canadian-denominated insurance liabilities ..............................   $                        0.0%
11.05 Unhedaed Canadian currency exposure .....................................   $                        0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                        1                                               2                3
      --------------------------------------------------------------------------  -----------      -----------
12.02 Aggregate statement value of investments with contractual sales
      restrictions .............................................................  $                        0.0%
      Largest three investments with contractual sales restrictions:
12.03 ..........................................................................  $                        0.0%
12.04 ..........................................................................  $                        0.0%
12.05 ..........................................................................  $                        0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                2              3
                                     Issuer
      --------------------------------------------------------------------------  -------------    -----------
13.02 MODERN FINANCIAL INC. ....................................................  $    5,000,000           1.0%
13.03 WELLS FARGO ..............................................................  $    2,881,800           0.6%
13.04 FEDERAL HOME LOAN BANK OF DALLAS .........................................  $    2,698,200           0.5%
13.05 PNC FINANCIAL SERVICES ...................................................  $    1,730,200           0.3%
13.06 JP MORGAN CHASE ..........................................................  $    1,674,000           0.3%
13.07 COUNTERPARTY LINK LTD ....................................................  $    1,097,050           0.2%
13.08 RISKGRID .................................................................  $      649,440           0.1%
13.09 VIRTUAL SPECTATOR ........................................................  $      208,920           0.0%
13.10 METLIFE INC ..............................................................  $      180,000           0.0%
13.11 PRINCIPAL FINANCIAL GROUP ................................................  $      180.000           0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
14.02 Aggregate statement value of investments held in nonaffiliated, privately
      placed equities .............................................................       $                          0.0%
      Largest three investments held in nonaffiliated, privately placed equities:
14.03 .............................................................................       $                          0.0%
14.04 .............................................................................       $                          0.0%
14.05 .............................................................................       $                          0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
15.02 Aggregate statement value of investments held in general partnership
      interests ...................................................................       $                          0.0%
      Largest three investments in general partnership interests:
15.03 .............................................................................       $                          0.0%
15.04 .............................................................................       $                          0.0%
15.05 .............................................................................       $                          0.0%

16. Amounts and percentages of the reporting entity's is total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                            1                                                   2               3
                      Type (Residential, Commercial, Agricultural)
      -----------------------------------------------------------------------------       -------------   --------------
16.02 RESIDENTIAL .................................................................       $     668,585              0.1%
16.03 COMMERCIAL ..................................................................       $     365,791              0.1%
16.04 COMMERCIAL ..................................................................       $     365,381              0.1%
16.05 COMMERCIAL ..................................................................       $     344,182              0.1%
16.06 COMMERCIAL ..................................................................       $     335,496              0.1%
16.07 COMMERCIAL ..................................................................       $     332,606              0.1%
16.08 COMMERCIAL ..................................................................       $     321,451              0.1%
16.09 COMMERCIAL ..................................................................       $     316,123              0.1%
16.10 COMMERCIAL ..................................................................       $     292,866              0.1%
16.11 COMMERCIAL ..................................................................       $     292,457              0.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                      Loans
                                                                                          -------------   --------------
16.12 Construction loans ..........................................................       $                          0.0%
16.13 Mortgage loans over 90 days past due ........................................       $     877,993              0.2%
16.14 Mortgage loans in the process of foreclosure ................................       $     187,315              0.0%
16.15 Mortgage loans foreclosed ...................................................       $      25,245              0.0%
16.16 Restructured mortgage loans .................................................       $   3,183,630              0.6%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                              Residential                 Commercial                Agricultural
 Loan to Value               1            2            3             4            5            6
---------------         -----------  -----------   ------------  -----------   -----------  -----------
17.01 above 95% .....   $                    0.0%  $     79,783          0.0%  $                    0.0%
17.02 91 to 95% .....   $                    0.0%  $                     0.0%  $                    0.0%
17.03 81 to 90% .....   $     3,867          0.0%  $                     0.0%  $                    0.0%
17.04 71 to 80% .....   $   661,437          0.1%  $    394,698          0.1%  $                    0.0%
17.05 below 70% .....   $ 1,325,519          0.3%  $ 12,744,880          2.5%  $                    0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                       Description
                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
18.02 .............................................................................       $                          0.0%
18.03 .............................................................................       $                          0.0%
18.04 .............................................................................       $                          0.0%
18.05 .............................................................................       $                          0.0%
18.06 .............................................................................       $                          0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
19.02 Aggregate statement value of investments held in mezzanine real estate
      loans: ......................................................................       $                          0.0%
      Largest three investments held in mezzanine real estate loans:

19.03 .............................................................................       $                          0.0%
19.04 .............................................................................       $                          0.0%
19.05 .............................................................................       $                          0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
20.01 Securities lending agreements (do not include assets
        held as collateral for such transactions) .........  $                     0.0% $             $             $
20.02 Repurchase agreements ...............................  $                     0.0% $             $             $
20.03 Reverse repurchase agreements .......................  $                     0.0% $             $             $
20.04 Dollar repurchase agreements ........................  $                     0.0% $             $             $
20.05 Dollar reverse repurchase agreements ................  $                     0.0% $             $             $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                       Owned                      Written
                                                                  1             2            3             4
                                                             ------------  -----------  ------------  ------------
21.01 Hedging .............................................  $                     0.0% $                      0.0%
21.02 Income generation ...................................  $                     0.0% $                      0.0%
21.03 Other ...............................................  $                     0.0% $                      0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
22.01 Hedging .............................................  $          0          0.0% $             $             $
22.02 Income generation ...................................  $          0          0.0% $             $             $
22.03 Replications ........................................  $          0          0.0% $             $             $
22.04 Other ...............................................  $          0          0.0% $             $             $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                    At Year End                 At End of Each Quarter
                                                             -------------------------  ---------------------------------------
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
23.01 Hedging .............................................  $          0          0.0% $             $             $
23.02 Income generation ...................................  $                     0.0% $             $             $
23.03 Replications ........................................  $                     0.0% $             $             $
23.04 Other ...............................................  $                     0.0% $             $             $


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT TO CONTRACT OWNERS

December 31, 2012

                   Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2012

================================================================================

                                                                                                            PAGE
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
Statement of Assets and Liabilities as of December 31, 2012 ..............................................     2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2012 ....     8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2011 ....    28
Notes to Financial Statements ............................................................................    50
Report of Independent Registered Public Accounting Firm ..................................................    76

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

================================================================================

                                                                                      SHARES        COST         VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in portfolio shares, at net asset value (Note 2):
    The Alger Portfolios:
      Capital Appreciation Portfolio ...........................................    118,160.965  $ 4,409,007  $ 7,185,368
      Large Cap Growth Portfolio ...............................................     83,682.368    2,961,994    3,918,007
      Mid Cap Growth Portfolio .................................................    178,298.133    2,594,591    2,415,938
      Small Cap Growth Portfolio ...............................................     59,586.565    1,454,236    1,655,315
    AllianceBernstein Variable Products Series Fund, Inc.:
      Growth and Income Portfolio ..............................................     30,858.565      560,561      644,326
    American Century Variable Portfolios, Inc.:
      Balanced Fund ............................................................     82,971.397      542,165      591,586
      Income & Growth Fund .....................................................    211,881.731    1,363,904    1,461,981
      Inflation Protection Fund ................................................     52,422.493      606,139      630,642
      International Fund .......................................................    115,746.805    1,008,596    1,033,619
      Large Company Value Fund .................................................      4,535.247       43,871       47,983
      Ultra Fund ...............................................................      2,000.231       16,826       21,602
      Value Fund ...............................................................    428,911.612    2,653,194    2,796,505
      Vista Fund ...............................................................      4,200.810       66,647       73,095
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Portfolio .................................     41,968.233      832,020      854,892
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund ..................................................        228.848        3,803        3,639
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ..........................................     15,990.376      197,748      216,830
    The Dreyfus Socially Responsible Growth Fund, Inc...........................     46,661.534    1,160,952    1,551,030
    Dreyfus Stock Index Fund ...................................................    414,441.995   11,755,499   13,204,121
    Dreyfus Variable Investment Fund:
      International Value Portfolio ............................................     78,934.090      843,591      775,133
    Federated Insurance Series:
      High Income Bond Fund II .................................................    197,291.186    1,255,582    1,414,578
      Kaufmann Fund II .........................................................      7,601.899       84,136      112,431
      Managed Volatility Fund II ...............................................     73,379.706      623,432      701,510
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund .......................................      3,047.369       68,326       76,824
      All-Asset Conservative Strategy Fund .....................................        571.951       13,688       14,259
      All-Asset Moderate Strategy Fund .........................................     10,590.549      255,717      272,389
      CLS AdvisorOne Amerigo Fund ..............................................     34,394.942    1,142,400    1,178,027
      CLS AdvisorOne Clermont Fund .............................................     19,256.132      477,557      486,795
      Multi-Hedge Strategies Fund ..............................................        263.640        5,509        5,901
      Rydex Banking Fund .......................................................     29,817.458      384,716      399,551
      Rydex Basic Materials Fund ...............................................      6,792.864      198,192      177,157
      Rydex Biotechnology Fund .................................................     31,219.586    1,063,093    1,170,424
      Rydex Commodities Strategy Fund ..........................................      8,422.965      112,650       94,421
      Rydex Consumer Products Fund .............................................     14,524.797      599,527      653,762
      Rydex Dow 2X Strategy Fund ...............................................     10,794.053      860,783    1,127,654
      Rydex Electronics Fund ...................................................      7,751.643       36,232       22,325
      Rydex Energy Fund ........................................................     36,377.394    1,087,922      928,354
      Rydex Energy Services Fund ...............................................     31,649.314      760,120      585,511
      Rydex Europe 1.25X Strategy Fund .........................................     18,482.706      250,392      279,644
      Rydex Financial Services Fund ............................................      8,152.746      122,209      128,895
      Rydex Government Long Bond 1.2X Strategy Fund ............................     55,415.107    1,013,187      842,309
      Rydex Health Care Fund ...................................................     12,191.986      372,807      421,110
      Rydex Internet Fund ......................................................      7,261.034      117,004      105,211
      Rydex Inverse Dow 2X Strategy Fund .......................................     42,174.411      368,804      327,695
      Rydex Inverse Government Long Bond Strategy Fund .........................      6,806.973       83,781       62,896
      Rydex Inverse Mid-Cap Strategy Fund ......................................        180.381        3,936        3,088
      Rydex Inverse NASDAQ-100(R) Strategy Fund ................................     23,132.838      214,392      199,869
      Rydex Inverse Russell 2000(R) Strategy Fund ..............................      3,363.147       57,333       52,769
      Rydex Inverse S&P 500 Strategy Fund ......................................      8,489.016      239,782      225,384
      Rydex Japan 2X Strategy Fund .............................................      5,902.789       95,923      108,256
      Rydex Leisure Fund .......................................................        236.597       12,811       15,953
      Rydex Mid Cap 1.5X Strategy Fund .........................................     38,615.538      869,632      911,713
      Rydex NASDAQ-100(R) Fund .................................................     96,807.442    1,806,967    2,183,974
      Rydex NASDAQ-100(R) 2X Strategy Fund .....................................     32,356.929      843,943      897,903

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                                      SHARES         COST        VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
 Investments in portfolio shares, at net asset value (Note 2): (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Nova Fund ..........................................................     12,924.746  $   925,781  $ 1,142,804
      Rydex Precious Metals Fund ...............................................    134,537.377    1,961,095    1,691,136
      Rydex Real Estate Fund ...................................................      4,809.267      141,035      145,001
      Rydex Retailing Fund .....................................................      3,682.575       55,967       61,537
      Rydex Russell 2000(R) 1.5X Strategy Fund .................................      4,342.369      131,434      141,780
      Rydex Russell 2000(R) 2X Strategy Fund ...................................        815.558      105,842      115,392
      Rydex S&P 500 2X Strategy Fund ...........................................      3,936.178      459,742      550,236
      Rydex S&P 500 Pure Growth Fund ...........................................      9,872.613      309,313      332,607
      Rydex S&P 500 Pure Value Fund ............................................      7,607.327      618,150      728,935
      Rydex S&P MidCap 400 Pure Growth Fund ....................................      5,164.916      193,345      179,014
      Rydex S&P MidCap 400 Pure Value Fund .....................................      3,367.414      263,098      290,574
      Rydex S&P SmallCap 600 Pure Growth Fund ..................................      6,975.717      224,623      238,569
      Rydex S&P SmallCap 600 Pure Value Fund ...................................      4,198.341      437,695      466,731
      Rydex Strengthening Dollar 2X Strategy Fund ..............................        208.529        2,603        2,458
      Rydex Technology Fund ....................................................      6,969.272       77,073       66,557
      Rydex Telecommunications Fund ............................................      9,593.513       87,913       88,259
      Rydex Transportation Fund ................................................        129.556        1,912        2,131
      Rydex U.S. Government Money Market Fund ..................................  5,120,082.503    5,120,082    5,120,082
      Rydex Utilities Fund .....................................................     61,093.690    1,180,766    1,168,723
      Rydex Weakening Dollar 2X Strategy Fund ..................................      1,199.250       33,013       29,394
      U.S. Long Short Momentum Fund ............................................      6,406.081       80,895       80,011
    Invesco Variable Insurance Funds:
      Core Equity Fund .........................................................     23,783.082      627,893      716,822
      Diversified Dividend Fund ................................................     12,845.870      200,032      209,903
      Global Health Care Fund ..................................................     38,992.641      760,013      818,845
      Global Real Estate Fund ..................................................     47,954.259      600,376      741,851
      High Yield Fund ..........................................................  1,554,759.174    7,893,029    8,722,199
      Mid Cap Core Equity Fund .................................................     18,224.139      189,266      229,261
      Money Market Fund ........................................................  9,517,225.910    9,517,226    9,517,225
      Technology Fund ..........................................................      9,492.340      168,607      160,135
      Van Kampen Value Opportunities Fund ......................................     40,080.266      244,421      283,367
    Janus Aspen Series - Institutional:
      Balanced Portfolio .......................................................     25,552.613      678,878      694,265
      Enterprise Portfolio .....................................................    161,741.833    5,005,656    7,241,181
      Forty Portfolio ..........................................................      4,787.151      172,955      196,034
      Janus Portfolio ..........................................................    310,470.490    6,679,037    8,211,945
      Overseas Portfolio .......................................................     36,925.598    1,575,522    1,401,697
      Perkins Mid Cap Value Portfolio ..........................................      3,753.570       52,229       59,344
      Worldwide Portfolio ......................................................    250,237.486    7,701,017    7,692,301
    Lazard Retirement Series, Inc.:
      Emerging Markets Equity Portfolio ........................................     55,175.302    1,149,247    1,225,995
      International Equity Portfolio ...........................................     21,923.038      228,938      243,783
      US Small-Mid Cap Equity Portfolio ........................................    161,382.877    1,528,436    1,176,480
      US Strategic Equity Portfolio ............................................     19,712.140      193,228      205,795
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio ..................................      4,359.216       83,671       82,868
      ClearBridge Equity Income Builder Portfolio ..............................     32,067.629      358,313      371,664
      ClearBridge Fundamental All Cap Value Portfolio ..........................      5,995.838      108,380      123,334
      ClearBridge Large Cap Growth Portfolio ...................................     10,650.318      181,539      191,066
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ...........................      8,826.297       72,442       71,669
      Western Asset Strategic Bond Portfolio ...................................    155,670.863    1,563,733    1,611,191
    Lord Abbett Series Fund, Inc.:
      Capital Structure Portfolio ..............................................     32,239.753      375,967      458,449
      Growth and Income Portfolio ..............................................    125,505.677    3,226,708    3,086,183
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio ................................................     84,547.067      788,360      980,749
      Mid-Cap Growth Portfolio .................................................     10,770.817      282,038      333,573
      Mid Cap Intrinsic Value Portfolio ........................................     13,672.656      190,611      165,304
      Short Duration Bond Portfolio ............................................     82,603.924      933,419      904,515
      Small-Cap Growth Portfolio ...............................................      3,087.200       40,106       40,749

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                                      SHARES         COST        VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value (Note 2): (continued)
    Neuberger Berman Advisers Management Trust: (continued)
      Socially Responsive Portfolio ............................................     10,124.002  $   130,204  $    160,870
    Northern Lights Variable Trust:
      JNF Balanced Portfolio ...................................................    462,728.024    7,141,269     8,079,233
      JNF Equity Portfolio .....................................................    619,548.453   14,187,686    14,831,991
    PIMCO Variable Insurance Trust:
      All Asset Portfolio ......................................................     34,244.918      373,517       389,708
      CommodityRealReturn Strategy Portfolio ...................................     21,942.887      181,865       156,453
      Emerging Markets Bond Portfolio ..........................................      7,213.350      102,293       110,508
      Foreign Bond US Dollar-Hedged Portfolio ..................................      4,565.565       46,868        49,308
      Global Bond Unhedged Portfolio ...........................................     35,252.155      497,907       483,657
      High Yield Portfolio .....................................................    119,227.366      923,664       960,971
      Long-Term US Government Portfolio ........................................     24,476.332      314,751       302,282
      Low Duration Portfolio ...................................................     30,064.346      309,244       324,092
      Real Return Portfolio ....................................................    202,305.889    2,736,778     2,882,853
      Short-Term Portfolio .....................................................     39,575.136      402,029       407,225
      Total Return Portfolio ...................................................    481,039.409    5,509,895     5,556,000
    Pioneer Variable Contracts Trust:
      Emerging Markets Portfolio ...............................................      8,800.097      217,288       224,841
      Equity Income Portfolio ..................................................     31,590.699      644,843       682,360
      Fund Portfolio ...........................................................     15,025.579      271,836       314,333
      Fundamental Value Portfolio ..............................................      7,092.792       75,696        83,624
      High Yield Portfolio .....................................................     10,175.577      107,670       106,027
      Mid Cap Value Portfolio ..................................................      3,228.316       52,465        55,850
      Strategic Income Portfolio ...............................................     41,878.396      441,556       449,773
    Royce Capital Fund:
      Micro-Cap Portfolio ......................................................     33,320.112      342,047       364,857
      Small-Cap Portfolio ......................................................     72,836.132      655,828       803,384
    Third Avenue Variable Series Trust:
      Value Portfolio ..........................................................     86,974.002    1,138,274     1,253,295
    Van Eck VIP Trust:
      Emerging Markets Fund ....................................................    108,674.515    1,195,728     1,467,105
      Global Bond Fund .........................................................     49,252.918      561,923       587,096
      Global Hard Assets Fund ..................................................     76,788.145    2,460,349     2,236,839
      Multi-Manager Alternatives Fund ..........................................      8,858.395       85,987        87,608
    Wells Fargo Advantage VT Funds:
      Discovery Fund ...........................................................    100,955.941    1,654,230     2,540,050
      Opportunity Fund .........................................................     91,581.357    1,610,616     1,836,207
--------------------------------------------------------------------------------------------------------------------------
        Total assets ...........................................................                              $173,870,227
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                        VALUE
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger Portfolios:
      Capital Appreciation Portfolio ..............................  $ 7,185,368
      Large Cap Growth Portfolio ..................................    3,918,007
      Mid Cap Growth Portfolio ....................................    2,415,938
      Small Cap Growth Portfolio ..................................    1,655,315
    AllianceBernstein Variable Products Series Fund, Inc.:
      Growth and Income Portfolio .................................      644,326
    American Century Variable Portfolios, Inc.:
      Balanced Fund ...............................................      591,586
      Income & Growth Fund ........................................    1,461,981
      Inflation Protection Fund ...................................      630,642
      International Fund ..........................................    1,033,619
      Large Company Value Fund ....................................       47,983
      Ultra Fund ..................................................       21,602
      Value Fund ..................................................    2,796,505
      Vista Fund ..................................................       73,095
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Portfolio ....................      854,892
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund .....................................        3,639
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio .............................      216,830
    The Dreyfus Socially Responsible Growth Fund, Inc..............    1,551,030
    Dreyfus Stock Index Fund ......................................   13,193,532
    Dreyfus Variable Investment Fund:
      International Value Portfolio ...............................      775,133
    Federated Insurance Series:
      High Income Bond Fund II ....................................    1,414,578
      Kaufmann Fund II ............................................      112,431
      Managed Volatility Fund II ..................................      701,510
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund ..........................       76,824
      All-Asset Conservative Strategy Fund ........................       14,259
      All-Asset Moderate Strategy Fund ............................      272,389
      CLS AdvisorOne Amerigo Fund .................................    1,178,027
      CLS AdvisorOne Clermont Fund ................................      486,795
      Multi-Hedge Strategies Fund .................................        5,901
      Rydex Banking Fund ..........................................      399,551
      Rydex Basic Materials Fund ..................................      177,157
      Rydex Biotechnology Fund ....................................    1,170,424
      Rydex Commodities Strategy Fund .............................       94,421
      Rydex Consumer Products Fund ................................      653,762
      Rydex Dow 2X Strategy Fund ..................................    1,127,654
      Rydex Electronics Fund ......................................       22,325
      Rydex Energy Fund ...........................................      928,354
      Rydex Energy Services Fund ..................................      585,511
      Rydex Europe 1.25X Strategy Fund ............................      279,644
      Rydex Financial Services Fund ...............................      128,895
      Rydex Government Long Bond 1.2X Strategy Fund ...............      842,309
      Rydex Health Care Fund ......................................      421,110
      Rydex Internet Fund .........................................      105,211
      Rydex Inverse Dow 2X Strategy Fund ..........................      327,695
      Rydex Inverse Government Long Bond Strategy Fund ............       62,896
      Rydex Inverse Mid-Cap Strategy Fund .........................        3,088
      Rydex Inverse NASDAQ-100(R) Strategy Fund ...................      199,869
      Rydex Inverse Russell 2000(R) Strategy Fund .................       52,769
      Rydex Inverse S&P 500 Strategy Fund .........................      225,384
      Rydex Japan 2X Strategy Fund ................................      108,256
      Rydex Leisure Fund ..........................................       15,953
      Rydex Mid Cap 1.5X Strategy Fund ............................      911,713
      Rydex NASDAQ-100(R) Fund ....................................    2,183,974
      Rydex NASDAQ-100(R) 2X Strategy Fund ........................      897,903
      Rydex Nova Fund .............................................    1,142,804

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                        VALUE
--------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Precious Metals Fund ..................................  $ 1,691,136
      Rydex Real Estate Fund ......................................      145,001
      Rydex Retailing Fund ........................................       61,537
      Rydex Russell 2000(R) 1.5X Strategy Fund ....................      141,780
      Rydex Russell 2000(R) 2X Strategy Fund ......................      115,392
      Rydex S&P 500 2X Strategy Fund ..............................      550,236
      Rydex S&P 500 Pure Growth Fund ..............................      332,607
      Rydex S&P 500 Pure Value Fund ...............................      728,935
      Rydex S&P MidCap 400 Pure Growth Fund .......................      179,014
      Rydex S&P MidCap 400 Pure Value Fund ........................      290,574
      Rydex S&P SmallCap 600 Pure Growth Fund .....................      238,569
      Rydex S&P SmallCap 600 Pure Value Fund ......................      466,731
      Rydex Strengthening Dollar 2X Strategy Fund .................        2,458
      Rydex Technology Fund .......................................       66,557
      Rydex Telecommunications Fund ...............................       88,259
      Rydex Transportation Fund ...................................        2,131
      Rydex U.S. Government Money Market Fund .....................    5,120,082
      Rydex Utilities Fund ........................................    1,168,723
      Rydex Weakening Dollar 2X Strategy Fund .....................       29,394
      U.S. Long Short Momentum Fund ...............................       80,011
    Invesco Variable Insurance Funds:
      Core Equity Fund ............................................      716,822
      Diversified Dividend Fund ...................................      209,903
      Global Health Care Fund .....................................      818,845
      Global Real Estate Fund .....................................      741,851
      High Yield Fund .............................................    8,722,199
      Mid Cap Core Equity Fund ....................................      229,261
      Money Market Fund ...........................................    9,517,225
      Technology Fund .............................................      160,135
      Van Kampen Value Opportunities Fund .........................      283,367
    Janus Aspen Series - Institutional:
      Balanced Portfolio ..........................................      694,265
      Enterprise Portfolio ........................................    7,241,181
      Forty Portfolio .............................................      196,034
      Janus Portfolio .............................................    8,211,945
      Overseas Portfolio ..........................................    1,401,697
      Perkins Mid Cap Value Portfolio .............................       59,344
      Worldwide Portfolio .........................................    7,692,301
    Lazard Retirement Series, Inc.:
      Emerging Markets Equity Portfolio ...........................    1,225,995
      International Equity Portfolio ..............................      243,783
      US Small-Mid Cap Equity Portfolio ...........................    1,176,480
      US Strategic Equity Portfolio ...............................      205,795
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio .....................       82,868
      ClearBridge Equity Income Builder Portfolio .................      371,664
      ClearBridge Fundamental All Cap Value Portfolio .............      123,334
      ClearBridge Large Cap Growth Portfolio ......................      191,066
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ..............       71,669
      Western Asset Strategic Bond Portfolio ......................    1,611,191
    Lord Abbett Series Fund, Inc.:
      Capital Structure Portfolio .................................      458,449
      Growth and Income Portfolio .................................    3,035,331
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio ...................................      980,749
      Mid-Cap Growth Portfolio ....................................      333,573
      Mid Cap Intrinsic Value Portfolio ...........................      165,304
      Short Duration Bond Portfolio ...............................      904,515
      Small-Cap Growth Portfolio ..................................       40,749
      Socially Responsive Portfolio ...............................      160,870

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                                      VALUE
-----------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Northern Lights Variable Trust:
      JNF Balanced Portfolio ...................................................  $   8,079,233
      JNF Equity Portfolio .....................................................     14,831,991
    PIMCO Variable Insurance Trust:
      All Asset Portfolio ......................................................        389,708
      CommodityRealReturn Strategy Portfolio ...................................        156,453
      Emerging Markets Bond Portfolio ..........................................        110,508
      Foreign Bond US Dollar-Hedged Portfolio ..................................         49,308
      Global Bond Unhedged Portfolio ...........................................        483,657
      High Yield Portfolio .....................................................        960,971
      Long-Term US Government Portfolio ........................................        302,282
      Low Duration Portfolio ...................................................        324,092
      Real Return Portfolio ....................................................      2,882,853
      Short-Term Portfolio .....................................................        407,225
      Total Return Portfolio ...................................................      5,556,000
    Pioneer Variable Contracts Trust:
      Emerging Markets Portfolio ...............................................        224,841
      Equity Income Portfolio ..................................................        682,360
      Fund Portfolio ...........................................................        314,333
      Fundamental Value Portfolio ..............................................         83,624
      High Yield Portfolio .....................................................        106,027
      Mid Cap Value Portfolio ..................................................         55,850
      Strategic Income Portfolio ...............................................        449,773
    Royce Capital Fund:
      Micro-Cap Portfolio ......................................................        364,857
      Small-Cap Portfolio ......................................................        803,384
    Third Avenue Variable Series Trust:
      Value Portfolio ..........................................................      1,253,295
    Van Eck VIP Trust:
      Emerging Markets Fund ....................................................      1,467,105
      Global Bond Fund .........................................................        587,096
      Global Hard Assets Fund ..................................................      2,236,839
      Multi-Manager Alternatives Fund ..........................................         87,608
    Wells Fargo Advantage VT Funds:
      Discovery Fund ...........................................................      2,540,050
      Opportunity Fund .........................................................      1,836,207
-----------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' deferred annuity reserves ..  $ 173,808,786
===============================================================================================

Contract owners' annuity payment reserves:
  Dreyfus Stock Index Fund .....................................................  $      10,589
  Lord Abbett Series Fund, Inc.:
      Growth and Income Portfolio ..............................................         50,852
-----------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' annuity payment reserves ...  $      61,441
-----------------------------------------------------------------------------------------------
          Net assets attributable to contract owners' reserves .................  $ 173,870,227
===============================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                        ALLIANCE
                                                                               THE ALGER PORTFOLIOS                    BERNSTEIN
                                                              ------------------------------------------------------  ----------
                                                                                                                         GROWTH
                                                                  CAPITAL     LARGE CAP      MID CAP     SMALL CAP        AND
                                                               APPRECIATION    GROWTH        GROWTH        GROWTH        INCOME
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ..... $      74,848  $    48,798  $         --  $         --  $   10,731
Expenses:
  Mortality and expense risk fees ...........................        96,529       54,614        35,760        22,706       9,334
  Administrative fees .......................................         9,273        5,281         2,667         2,182         469
--------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..........................................       105,802       59,895        38,427        24,888       9,803
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...........................       (30,954)     (11,097)      (38,427)      (24,888)        928
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .....................................       579,823      208,728      (164,434)      107,361      28,920
  Net realized short-term capital gain distributions from
    investments in portfolio shares .........................            --           --            --         4,761          --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .........................         2,487           --            --       364,019          --
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
    shares ..................................................       582,310      208,728      (164,434)      476,141      28,920
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...........................       557,441      159,199       541,612      (269,017)     48,463
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ... $   1,108,797  $   356,830  $    338,751  $    182,236  $   78,311
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                       ALLIANCE
                                                                              THE ALGER PORTFOLIOS                     BERNSTEIN
                                                              ------------------------------------------------------  ----------
                                                                                                                        GROWTH
                                                                 CAPITAL      LARGE CAP      MID CAP     SMALL CAP        AND
                                                              APPRECIATION     GROWTH        GROWTH        GROWTH       INCOME
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $     (30,954) $   (11,097) $    (38,427) $    (24,888) $      928
  Net realized gain (loss) on investments in portfolio
    shares ................................................         582,310      208,728      (164,434)      476,141      28,920
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .......................         557,441      159,199       541,612      (269,017)     48,463
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..........................................       1,108,797      356,830       338,751       182,236      78,311
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....          78,077       46,403        26,450        11,941       5,046
  Contract redemptions ....................................        (974,429)    (572,114)     (348,173)     (181,801)    (83,435)
  Net transfers ...........................................         156,443     (156,990)      (36,079)      (78,308)    256,131
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................        (739,909)    (682,701)     (357,802)     (248,168)    177,742
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............         368,888     (325,871)      (19,051)      (65,932)    256,053
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       6,816,480    4,243,878     2,434,989     1,721,247     388,273
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $   7,185,368  $ 3,918,007  $  2,415,938  $  1,655,315  $  644,326
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                               COLUMBIA
                                                                                                 FUNDS
                                                                                               VARIABLE
                           AMERICAN CENTURY VARIABLE PORTFOLIOS                              SERIES TRUST
-------------------------------------------------------------------------------------------  -------------
                                                       LARGE                                 CVP SELIGMAN
               INCOME &   INFLATION                   COMPANY                                    GLOBAL
  BALANCED      GROWTH    PROTECTION  INTERNATIONAL    VALUE    ULTRA      VALUE     VISTA     TECHNOLOGY
----------------------------------------------------------------------------------------------------------

$      11,978  $  32,236  $   15,199  $       6,844  $    885  $     --  $ 55,896  $     --  $          --

        9,295     21,454       8,826         11,005       610       753    39,650     1,083         14,042
          256        954         305            778        33        33     2,975       107            750
----------------------------------------------------------------------------------------------------------
        9,551     22,408       9,131         11,783       643       786    42,625     1,190         14,792
----------------------------------------------------------------------------------------------------------
        2,427      9,828       6,068         (4,939)      242      (786)   13,271    (1,190)       (14,792)
----------------------------------------------------------------------------------------------------------

       45,733     11,500      14,521        (13,106)      445    (7,227)  (19,740)    1,369         36,551

           --         --       1,517             --        --        --        --        --             --

           --         --      10,601             --        --        --        --        --          1,860
----------------------------------------------------------------------------------------------------------
       45,733     11,500      26,639        (13,106)      445    (7,227)  (19,740)    1,369         38,411
----------------------------------------------------------------------------------------------------------

       10,405    160,549       1,867        162,132     4,921      (332)  372,065    12,436         28,345
----------------------------------------------------------------------------------------------------------
$      58,565  $ 181,877  $   34,574  $     144,087  $  5,608  $ (8,345) $365,596  $ 12,615  $      51,964
==========================================================================================================

================================================================================

                                                                                                     COLUMBIA
                                                                                                       FUNDS
                                                                                                     VARIABLE
                              AMERICAN CENTURY VARIABLE PORTFOLIOS                                 SERIES TRUST
-------------------------------------------------------------------------------------------------  ------------
                                                        LARGE                                      CVP SELIGMAN
                INCOME &    INFLATION                  COMPANY                                        GLOBAL
  BALANCED       GROWTH    PROTECTION  INTERNATIONAL    VALUE     ULTRA       VALUE      VISTA      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
$       2,427  $    9,828  $    6,068  $      (4,939) $     242  $   (786) $   13,271  $   (1,190) $    (14,792)
       45,733      11,500      26,639        (13,106)       445    (7,227)    (19,740)      1,369        38,411

       10,405     160,549       1,867        162,132      4,921      (332)    372,065      12,436        28,345
---------------------------------------------------------------------------------------------------------------
       58,565     181,877      34,574        144,087      5,608    (8,345)    365,596      12,615        51,964
---------------------------------------------------------------------------------------------------------------

        7,913      13,243       1,741         13,221         --     1,567      14,088         990        12,477
     (187,153)   (311,964)   (146,548)      (104,845)    (1,515)   (7,523)   (515,515)    (19,986)     (134,485)
       86,720     482,673     164,436        187,524     24,786    11,143    (261,216)      1,491       (12,046)
---------------------------------------------------------------------------------------------------------------
      (92,520)    183,952      19,629         95,900     23,271     5,187    (762,643)    (17,505)     (134,054)
---------------------------------------------------------------------------------------------------------------
      (33,955)    365,829      54,203        239,987     28,879    (3,158)   (397,047)     (4,890)      (82,090)
---------------------------------------------------------------------------------------------------------------
      625,541   1,096,152     576,439        793,632     19,104    24,760   3,193,552      77,985       936,982
---------------------------------------------------------------------------------------------------------------
$     591,586  $1,461,981  $  630,642  $   1,033,619  $  47,983  $ 21,602  $2,796,505  $   73,095  $    854,892
===============================================================================================================

                                                                               9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 DIREXION      DREYFUS                                 DREYFUS
                                                                INSURANCE    INVESTMENT                               VARIABLE
                                                                  TRUST      PORTFOLIOS                            INVESTMENT FUND
                                                               ------------  -----------                           ---------------
                                                                                SMALL       DREYFUS
                                                                 DYNAMIC         CAP       SOCIALLY     DREYFUS
                                                                  VP HY         STOCK     RESPONSIBLE    STOCK      INTERNATIONAL
                                                                   BOND         INDEX       GROWTH       INDEX          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ..................................................  $        132  $     1,000  $    14,259  $  274,490  $        23,437
Expenses:
  Mortality and expense risk fees ...........................            44        2,698       21,710     176,012           10,159
  Administrative fees .......................................             5          128        2,351      17,650              868
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..........................................            49        2,826       24,061     193,662           11,027
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...........................            83       (1,826)      (9,802)     80,828           12,410
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .....................................            (5)      16,092        4,053     (88,506)         (97,180)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ....................            --        1,161           --      14,234               --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ....................            --        6,597           --     648,153               --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
    shares ..................................................            (5)      23,850        4,053     573,881          (97,180)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ........................           179           31      176,562   1,088,538          165,548
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ..............................................  $        257  $    22,055  $   170,813  $1,743,247  $        80,778
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 DIREXION      DREYFUS                                  DREYFUS
                                                                INSURANCE    INVESTMENT                                VARIABLE
                                                                  TRUST      PORTFOLIOS                             INVESTMENT FUND
                                                               ------------  -----------                            ---------------
                                                                                SMALL       DREYFUS
                                                                 DYNAMIC         CAP       SOCIALLY      DREYFUS
                                                                  VP HY         STOCK     RESPONSIBLE     STOCK      INTERNATIONAL
                                                                   BOND         INDEX       GROWTH        INDEX          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...........................  $         83  $    (1,826) $    (9,802) $    80,828  $        12,410
  Net realized gain (loss) on investments in portfolio
    shares ..................................................            (5)      23,850        4,053      573,881          (97,180)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ......................           179           31      176,562    1,088,538          165,548
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .....           257       22,055      170,813    1,743,247           80,778
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .......            --        1,265       24,879      160,915            7,701
  Contract redemptions ......................................            --      (40,120)    (185,057)  (1,489,226)         (85,263)
  Net transfers .............................................            --       56,533     (182,752)     513,698          (21,141)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .........................            --       17,678     (342,930)    (814,613)         (98,703)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .................           257       39,733     (172,117)     928,634          (17,925)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................         3,382      177,097    1,723,147   12,275,487          793,058
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .............................  $      3,639  $   216,830  $ 1,551,030  $13,204,121  $       775,133
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

      FEDERATED INSURANCE SERIES                               GUGGENHEIM VARIABLE INSURANCE FUNDS (A)*
-------------------------------------  -----------------------------------------------------------------------------------------
   HIGH                                  ALL-ASSET     ALL-ASSET       ALL-ASSET        CLS            CLS           MULTI-
  INCOME                   MANAGED       AGGRESSIVE   CONSERVATIVE     MODERATE      ADVISORONE    ADVISORONE         HEDGE
 BOND II   KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  CLERMONT (b)*  STRATEGIES (b)*
--------------------------------------------------------------------------------------------------------------------------------
$ 110,537  $        --  $      20,991  $       1,008  $         219  $       4,376  $         --  $       7,930  $            34

   20,321        1,533         10,803            799            197          4,848        18,611          7,067              141
      816          166            569             95             23            173         1,211            607                7
--------------------------------------------------------------------------------------------------------------------------------
   21,137        1,699         11,372            894            220          5,021        19,822          7,674              148
--------------------------------------------------------------------------------------------------------------------------------
   89,400       (1,699)         9,619            114             (1)          (645)      (19,822)           256             (114)
--------------------------------------------------------------------------------------------------------------------------------

    9,212        7,903         13,145            214             27          2,641         3,120        (23,213)          (1,356)

       --           --             --             --             --             --            --             --               --

       --           --         42,154             --             --             --        66,767             --               --
--------------------------------------------------------------------------------------------------------------------------------
    9,212        7,903         55,299            214             27          2,641        69,887        (23,213)          (1,356)
--------------------------------------------------------------------------------------------------------------------------------

   74,128       13,909         13,938          6,306            867         20,380        97,048         69,541            1,550
--------------------------------------------------------------------------------------------------------------------------------
$ 172,740  $    20,113  $      78,856  $       6,634  $         893  $      22,376  $    147,113  $      46,584  $            80
================================================================================================================================

================================================================================

      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS (A)*
--------------------------------------  -----------------------------------------------------------------------------------------
   HIGH                                   ALL-ASSET     ALL-ASSET      ALL-ASSET         CLS            CLS           MULTI-
  INCOME                    MANAGED      AGGRESSIVE    CONSERVATIVE     MODERATE      ADVISORONE    ADVISORONE         HEDGE
 BOND II    KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  CLERMONT (b)*  STRATEGIES (b)*
---------------------------------------------------------------------------------------------------------------------------------
$   89,400  $    (1,699) $       9,619  $         114  $          (1) $        (645) $    (19,822) $         256  $          (114)
     9,212        7,903         55,299            214             27          2,641        69,887        (23,213)          (1,356)

    74,128       13,909         13,938          6,306            867         20,380        97,048         69,541            1,550
---------------------------------------------------------------------------------------------------------------------------------
   172,740       20,113         78,856          6,634            893         22,376       147,113         46,584               80
---------------------------------------------------------------------------------------------------------------------------------

     3,519          180          6,040         16,035              1         16,958        36,341         19,950               --
  (246,739)        (519)      (115,062)           (30)        (3,776)      (115,108)     (132,272)       (89,217)          (6,720)
    48,797      (10,083)        40,953             --             --          6,839      (128,029)         3,512              (69)
---------------------------------------------------------------------------------------------------------------------------------

  (194,423)     (10,422)       (68,069)        16,005         (3,775)       (91,311)     (223,960)       (65,755)          (6,789)
---------------------------------------------------------------------------------------------------------------------------------
   (21,683)       9,691         10,787         22,639         (2,882)       (68,935)      (76,847)       (19,171)          (6,709)
---------------------------------------------------------------------------------------------------------------------------------
 1,436,261      102,740        690,723         54,185         17,141        341,324     1,254,874        505,966           12,610
---------------------------------------------------------------------------------------------------------------------------------
 1,414,578  $   112,431  $     701,510  $      76,824  $      14,259  $     272,389  $  1,178,027  $     486,795  $         5,901
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                     ------------------------------------------------------------------------------
                                                                       RYDEX                               RYDEX          RYDEX
                                                        RYDEX          BASIC             RYDEX          COMMODITIES      CONSUMER
                                                     BANKING (c)*  MATERIALS (c)*  BIOTECHNOLOGY (c)*  STRATEGY (c)*  PRODUCTS (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ........................................  $        481  $           --  $               --  $          --  $       8,745
Expenses:
  Mortality and expense risk fees .................         2,839           5,287              25,102          1,518         14,257
  Administrative fees .............................            29             125                 634            103            202
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ................................         2,868           5,412              25,736          1,621         14,459
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .................        (2,387)         (5,412)            (25,736)        (1,621)        (5,714)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...............       (26,050)        (97,179)            345,164         (3,275)        30,752
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..............................            67           8,699                  --             --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..........           223          12,027                  --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ..............................       (25,760)        (76,453)            345,164         (3,275)        30,752
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................        19,837         102,095              63,185          2,279         23,857
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ....................................  $     (8,310) $       20,230  $          382,613  $      (2,617) $      48,895
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                    -------------------------------------------------------------------------------
                                                                      RYDEX                                RYDEX          RYDEX
                                                     RYDEX            BASIC              RYDEX          COMMODITIES     CONSUMER
                                                    BANKING (c)*  MATERIALS (c)*   BIOTECHNOLOGY (c)*  STRATEGY (c)*  PRODUCTS (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................  $     (2,387) $       (5,412)  $         (25,736)  $      (1,621) $      (5,714)
  Net realized gain (loss) on investments in
    portfolio shares .............................       (25,760)        (76,453)            345,164          (3,275)        30,752
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .......................................        19,837         102,095              63,185           2,279         23,857
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .................................        (8,310)         20,230             382,613          (2,617)        48,895
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ....................................         1,560           3,777               5,146             720          1,157
  Contract redemptions ...........................       (22,871)        (74,309)           (272,183)        (20,436)      (113,128)
  Net transfers ..................................       388,615        (271,397)            370,683          (2,076)       (75,323)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..............       367,304        (341,929)            103,646         (21,792)      (187,294)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......       358,994        (321,699)            486,259         (24,409)      (138,399)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................        40,557         498,856             684,165         118,830        792,161
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................  $    399,551  $      177,157   $       1,170,424   $      94,421  $     653,762
-----------------------------------------------------------------------------------------------------------------------------------

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               RYDEX
    RYDEX                                         RYDEX          RYDEX          RYDEX        GOVERNMENT      RYDEX
   DOW 2X           RYDEX           RYDEX        ENERGY      EUROPE 1.25X     FINANCIAL    LONG BOND 1.2X   HEALTH        RYDEX
STRATEGY (c)*  ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY (c)*   CARE (c)*  INTERNET (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $             --  $        --  $          --  $       2,537  $         169  $        8,876  $      --  $          --

       21,955             1,610       16,046         12,806          2,567          2,421          16,321     10,228          1,239
          307                40          818            622            275            113           1,046        320             39
-----------------------------------------------------------------------------------------------------------------------------------
       22,262             1,650       16,864         13,428          2,842          2,534          17,367     10,548          1,278
-----------------------------------------------------------------------------------------------------------------------------------
      (22,262)           (1,650)     (16,864)       (13,428)          (305)        (2,365)         (8,491)   (10,548)        (1,278)
-----------------------------------------------------------------------------------------------------------------------------------

       94,913           (35,027)     (27,796)      (209,798)         2,503        (12,367)        (40,219)    59,040         (7,249)

           --                --       30,140          1,773             --             --         170,358         --             --

           --                --      102,768         96,588             --             --          67,344         --         19,678
-----------------------------------------------------------------------------------------------------------------------------------
       94,913           (35,027)     105,112       (111,437)         2,503        (12,367)        197,483     59,040         12,429
-----------------------------------------------------------------------------------------------------------------------------------

      103,086            15,033      (75,423)       126,675         33,431         16,594        (210,205)    25,674        (10,182)
-----------------------------------------------------------------------------------------------------------------------------------
$     175,737  $        (21,644) $    12,825  $       1,810  $      35,629  $       1,862  $      (21,213) $  74,166  $         969
===================================================================================================================================

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               RYDEX
    RYDEX                                         RYDEX          RYDEX          RYDEX        GOVERNMENT      RYDEX
   DOW 2X           RYDEX           RYDEX        ENERGY      EUROPE 1.25X     FINANCIAL    LONG BOND 1.2X   HEALTH        RYDEX
STRATEGY (c)*  ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY (c)*   CARE (c)*  INTERNET (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$     (22,262) $         (1,650) $   (16,864) $     (13,428) $        (305) $     (2,365)  $       (8,491) $ (10,548) $      (1,278)
       94,913           (35,027)     105,112       (111,437)         2,503       (12,367)         197,483     59,040         12,429

      103,086            15,033      (75,423)       126,675         33,431        16,594         (210,205)    25,674        (10,182)
-----------------------------------------------------------------------------------------------------------------------------------
      175,737           (21,644)      12,825          1,810         35,629         1,862          (21,213)    74,166            969
-----------------------------------------------------------------------------------------------------------------------------------

        2,497                --       15,334         14,927             --            --               67         40             96
      (37,395)          (20,150)    (217,436)      (222,546)       (13,565)      (20,478)        (151,487)  (156,071)       (12,867)
     (168,694)           30,436     (364,184)      (680,362)       176,621       (21,782)        (382,362)   221,103         51,994
-----------------------------------------------------------------------------------------------------------------------------------

     (203,592)           10,286     (566,286)      (887,981)       163,056       (42,260)        (533,782)    65,072         39,223
-----------------------------------------------------------------------------------------------------------------------------------
      (27,855)          (11,358)    (553,461)      (886,171)       198,685       (40,398)        (554,995)   139,238         40,192
-----------------------------------------------------------------------------------------------------------------------------------
    1,155,509            33,683    1,481,815      1,471,682         80,959       169,293        1,397,304    281,872         65,019
-----------------------------------------------------------------------------------------------------------------------------------
$   1,127,654  $         22,325  $   928,354  $     585,511  $     279,644  $    128,895   $      842,309  $ 421,110  $     105,211
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                   --------------------------------------------------------------------------
                                                       RYDEX      RYDEX INVERSE      RYDEX          RYDEX       RYDEX INVERSE
                                                      INVERSE      GOVERNMENT       INVERSE        INVERSE         RUSSELL
                                                      DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)      2000(R)
                                                   STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ......................................  $          --  $          --  $          --  $           --  $          --
Expenses:
  Mortality and expense risk fees ...............          5,974          1,893             66           2,068            336
  Administrative fees ...........................            610            131              7             215             26
-----------------------------------------------------------------------------------------------------------------------------
    Total expenses ..............................          6,584          2,024             73           2,283            362
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...............         (6,584)        (2,024)           (73)         (2,283)          (362)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .............       (137,043)       (40,972)        (1,122)        (20,177)       (11,516)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ............................             --             --             --              --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ............................             --             --             --              --             --
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ............................       (137,043)       (40,972)        (1,122)        (20,177)       (11,516)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ...........................         28,896         18,678           (105)         (2,440)        (1,327)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ..................................  $    (114,731) $     (24,318) $      (1,300) $      (24,900) $     (13,205)
=============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                              GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                   --------------------------------------------------------------------------
                                                       RYDEX      RYDEX INVERSE      RYDEX          RYDEX       RYDEX INVERSE
                                                      INVERSE      GOVERNMENT       INVERSE        INVERSE         RUSSELL
                                                      DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)      2000(R)
                                                   STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............  $      (6,584) $      (2,024) $         (73) $       (2,283) $        (362)
  Net realized gain (loss) on investments in
    portfolio shares ............................       (137,043)       (40,972)        (1,122)        (20,177)       (11,516)
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares .........................         28,896         18,678           (105)         (2,440)        (1,327)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ................................       (114,731)       (24,318)        (1,300)        (24,900)       (13,205)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ...................................          3,535             30            246           2,864            132
  Contract redemptions ..........................        (17,265)       (31,455)        (3,607)        (11,412)        (4,681)
  Net transfers .................................         20,399           (651)          (102)       (264,055)        43,772
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .............          6,669        (32,076)        (3,463)       (272,603)        39,223
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....       (108,062)       (56,394)        (4,763)       (297,503)        26,018
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................        435,757        119,290          7,851         497,372         26,751
-----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................  $     327,695  $      62,896  $       3,088  $      199,869  $      52,769
=============================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
    RYDEX
   INVERSE         RYDEX                        RYDEX                          RYDEX                      RYDEX        RYDEX
   S&P 500       JAPAN 2X        RYDEX      MID CAP 1.5X   RYDEX NASDAQ-   NASDAQ-100(R)      RYDEX     PRECIOUS       REAL
STRATEGY (c)*  STRATEGY (c)*  LEISURE (c)*  STRATEGY (c)*   100(R) (c)*   2X STRATEGY (c)*  NOVA (c)*  METALS (c)*  ESTATE (c)*
-------------------------------------------------------------------------------------------------------------------------------
$          --  $          --  $         --  $          --  $          --  $            --   $      --  $        --  $     2,511

        2,625          1,546           253          6,530         30,709           17,487      15,094       32,436        3,305
          226            101            19            352          3,019              801       1,543        1,279          115
-------------------------------------------------------------------------------------------------------------------------------
        2,851          1,647           272          6,882         33,728           18,288      16,637       33,715        3,420
-------------------------------------------------------------------------------------------------------------------------------
       (2,851)        (1,647)         (272)        (6,882)       (33,728)         (18,288)    (16,637)     (33,715)        (909)
-------------------------------------------------------------------------------------------------------------------------------

      (54,807)         9,496         2,959         12,264        104,311          192,194     107,717     (344,689)         139

           --             --            --             --             --               --          --           --           --

           --             --            --             --             --               --          --      212,299           --
-------------------------------------------------------------------------------------------------------------------------------
      (54,807)         9,496         2,959         12,264        104,311          192,194     107,717     (132,390)         139
-------------------------------------------------------------------------------------------------------------------------------

        6,912         15,025         1,127         61,940        226,068           67,500     130,072       20,124       13,120
-------------------------------------------------------------------------------------------------------------------------------
$     (50,746) $      22,874  $      3,814  $      67,322  $     296,651  $       241,406   $ 221,152  $  (145,981) $    12,350
===============================================================================================================================

================================================================================

                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
    RYDEX
   INVERSE         RYDEX                        RYDEX                     RYDEX NASDAQ-                 RYDEX         RYDEX
   S&P 500       JAPAN 2X        RYDEX      MID CAP 1.5X   RYDEX NASDAQ-    100(R) 2X      RYDEX       PRECIOUS       REAL
STRATEGY (c)*  STRATEGY (c)*  LEISURE (c)*  STRATEGY (c)*   100(R) (c)*   STRATEGY (c)*   NOVA (c)*   METALS (c)*  ESTATE (c)*
------------------------------------------------------------------------------------------------------------------------------

$      (2,851) $      (1,647) $       (272) $      (6,882) $     (33,728) $     (18,288) $  (16,637) $   (33,715)  $      (909)
      (54,807)         9,496         2,959         12,264        104,311        192,194     107,717     (132,390)          139

        6,912         15,025         1,127         61,940        226,068         67,500     130,072       20,124        13,120
------------------------------------------------------------------------------------------------------------------------------
      (50,746)        22,874         3,814         67,322        296,651        241,406     221,152     (145,981)       12,350
------------------------------------------------------------------------------------------------------------------------------

          644             67            (7)         3,352          9,015          1,302       4,021       24,423             1
      (13,130)          (704)       (5,186)      (142,067)      (235,537)       (67,529)   (110,786)    (270,272)      (82,939)
     (385,011)        (4,895)       (6,167)       669,967        100,911         35,104    (104,043)    (499,004)       56,231
------------------------------------------------------------------------------------------------------------------------------

     (397,497)        (5,532)      (11,360)       531,252       (125,611)       (31,123)   (210,808)    (744,853)      (26,707)
------------------------------------------------------------------------------------------------------------------------------
     (448,243)        17,342        (7,546)       598,574        171,040        210,283      10,344     (890,834)      (14,357)
------------------------------------------------------------------------------------------------------------------------------
      673,627         90,914        23,499        313,139      2,012,934        687,620   1,132,460    2,581,970       159,358
------------------------------------------------------------------------------------------------------------------------------
$     225,384  $     108,256  $     15,953  $     911,713  $   2,183,974  $     897,903  $1,142,804  $ 1,691,136   $   145,001
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                                      RYDEX             RYDEX                             RYDEX
                                                                     RUSSELL           RUSSELL           RYDEX           S&P 500
                                                      RYDEX        2000(R) 1.5X      2000(R) 2X        S&P 500 2X         PURE
                                                  RETAILING (c)*  STRATEGY (c)*     STRATEGY (c)*    STRATEGY (c)*     GROWTH (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio shares ............  $           --  $           --  $              --  $           --  $           --
Expenses:
  Mortality and expense risk fees ..............             660           3,095              1,437           9,244           6,054
  Administrative fees ..........................              41             280                 92             303             398
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................             701           3,375              1,529           9,547           6,452
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..............            (701)         (3,375)            (1,529)         (9,547)         (6,452)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............           4,136          33,329              5,858          43,038          34,984
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ...........................              --              --                 --              --              --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ...........................              --              --                 --              --           2,758
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments
    in portfolio shares ........................           4,136          33,329              5,858          43,038          37,742
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares .............................           1,397             874             11,513          89,478          29,242
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations ............................  $        4,832  $       30,828  $          15,842  $      122,969  $       60,532
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  --------------------------------------------------------------------------------
                                                                      RYDEX             RYDEX                             RYDEX
                                                                     RUSSELL           RUSSELL           RYDEX           S&P 500
                                                      RYDEX        2000(R) 1.5X      2000(R) 2X        S&P 500 2X         PURE
                                                  RETAILING (c)*  STRATEGY (c)*     STRATEGY (c)*    STRATEGY (c)*     GROWTH (c)*
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............... $         (701) $       (3,375) $          (1,529) $       (9,547) $      (6,452)
  Net realized gain (loss) on investments
    in portfolio shares .........................          4,136          33,329              5,858          43,038         37,742
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ............................          1,397             874             11,513          89,478         29,242
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ...........................          4,832          30,828             15,842         122,969         60,532
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ...................................             --           1,192                939           3,263          1,357
  Contract redemptions ..........................           (140)        (17,057)              (630)        (28,451)       (34,027)
  Net transfers .................................         16,451        (207,786)            40,366         (60,313)      (404,529)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ........         16,311        (223,651)            40,675         (85,501)      (437,199)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....         21,143        (192,823)            56,517          37,468       (376,667)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................         40,394         334,603             58,875         512,768        709,274
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................. $       61,537  $      141,780  $         115,392  $      550,236  $     332,607
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   RYDEX     RYDEX S&P   RYDEX S&P    RYDEX S&P     RYDEX S&P         RYDEX
  S&P 500     MIDCAP       MIDCAP      SMALLCAP     SMALLCAP      STRENGTHENING
   PURE      400 PURE     400 PURE     600 PURE     600 PURE        DOLLAR 2X         RYDEX         RYDEX TELE-          RYDEX
   VALUE      GROWTH       VALUE        GROWTH        VALUE         STRATEGY       TECHNOLOGY      COMMUNICATIONS   TRANSPORTATION
   (c)*        (c)*         (c)*         (c)*         (c)*            (c)*            (c)*              (c)*             (c)*
----------------------------------------------------------------------------------------------------------------------------------

$    2,634  $       --  $        --  $        --  $          --  $            --  $            --  $        2,141  $            --

     8,961       2,913        3,745        7,275          4,507               68            2,780           1,481              933
       557         216          243          126            280                9               72              15                6
----------------------------------------------------------------------------------------------------------------------------------
     9,518       3,129        3,988        7,401          4,787               77            2,852           1,496              939
----------------------------------------------------------------------------------------------------------------------------------
    (6,884)     (3,129)      (3,988)      (7,401)        (4,787)             (77)          (2,852)            645             (939)
----------------------------------------------------------------------------------------------------------------------------------

    10,522      (3,058)      13,773       30,739         (9,757)             187          (47,985)          3,823           11,340

        --          --           --           --              --              --               --              --               --

        --      31,128           --           --              --              --           12,923              --               --
----------------------------------------------------------------------------------------------------------------------------------

    10,522      28,070       13,773       30,739         (9,757)             187          (35,062)          3,823           11,340
----------------------------------------------------------------------------------------------------------------------------------

    95,462      (2,132)      17,636        9,278         43,558             (529)          (5,351)         (4,081)           1,990
----------------------------------------------------------------------------------------------------------------------------------
$   99,100  $   22,809  $    27,421  $    32,616  $      29,014  $          (419) $       (43,265) $          387  $        12,391
==================================================================================================================================

================================================================================


                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   RYDEX     RYDEX S&P   RYDEX S&P    RYDEX S&P     RYDEX S&P         RYDEX
  S&P 500     MIDCAP       MIDCAP      SMALLCAP     SMALLCAP      STRENGTHENING
   PURE      400 PURE     400 PURE     600 PURE     600 PURE        DOLLAR 2X         RYDEX         RYDEX TELE-          RYDEX
   VALUE      GROWTH       VALUE        GROWTH        VALUE         STRATEGY       TECHNOLOGY      COMMUNICATIONS   TRANSPORTATION
   (c)*        (c)*         (c)*         (c)*         (c)*            (c)*            (c)*              (c)*             (c)*
----------------------------------------------------------------------------------------------------------------------------------
$   (6,884) $   (3,129) $    (3,988) $    (7,401) $      (4,787) $           (77) $        (2,852) $          645  $          (939)
    10,522      28,070       13,773       30,739         (9,757)             187          (35,062)          3,823           11,340

    95,462      (2,132)      17,636        9,278         43,558             (529)          (5,351)         (4,081)           1,990
----------------------------------------------------------------------------------------------------------------------------------
    99,100      22,809       27,421       32,616         29,014             (419)         (43,265)            387           12,391
----------------------------------------------------------------------------------------------------------------------------------

     3,200       2,448          356          512          1,729              131               95              --                3
   (63,651)    (41,373)     (34,833)     (48,828)        (8,803)              --          (24,583)        (18,675)         (19,211)
   193,621     (85,341)      95,257   (1,021,555)       (11,887)          (6,833)          74,200          35,409         (109,628)
----------------------------------------------------------------------------------------------------------------------------------

   133,170    (124,266)      60,780   (1,069,871)       (18,961)          (6,702)          49,712          16,734         (128,836)
----------------------------------------------------------------------------------------------------------------------------------
   232,270    (101,457)      88,201   (1,037,255)        10,053           (7,121)           6,447          17,121         (116,445)
----------------------------------------------------------------------------------------------------------------------------------
   496,665     280,471      202,373    1,275,824        456,678            9,579           60,110          71,138          118,576
----------------------------------------------------------------------------------------------------------------------------------
$  728,935  $  179,014  $   290,574  $   238,569  $     466,731  $         2,458  $        66,557  $       88,259  $         2,131
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                      INVESCO
                                                                                                                      VARIABLE
                                                                                                                     INSURANCE
                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)                FUNDS
                                           ----------------------------------------------------------------------  ---------------
                                             RYDEX U.S.                             RYDEX
                                             GOVERNMENT                           WEAKENING            U.S.
                                                MONEY            RYDEX              DOLLAR          LONG SHORT          CORE
                                             MARKET (c)*     UTILITIES (c)*    2X STRATEGY (c)*    MOMENTUM (b)*       EQUITY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ....................  $           223  $         34,710  $               --  $            --  $         7,128
Expenses:
  Mortality and expense risk fees .......           79,267            20,545                 485            1,101            9,192
  Administrative fees ...................            5,566               316                  25               38              832
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................           84,833            20,861                 510            1,139           10,024
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .......          (84,610)           13,849                (510)          (1,139)          (2,896)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio
    shares ..............................               --            50,678              (1,262)             291           17,949
  Net realized short-term capital gain
    distributions from investments
    in portfolio shares .................               21                --                  --               --               --
  Net realized long-term capital gain
    distributions from investments
    in portfolio shares .................               --                --                  --               --               --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio shares .....               21            50,678              (1,262)             291           17,949
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ......................               --           (75,718)              1,415            3,161           66,260
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations .....................  $       (84,589) $        (11,191) $             (357) $         2,313  $        81,313
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                                                                         INSURANCE
                                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)                FUNDS
                                               ----------------------------------------------------------------------  ------------
                                                 RYDEX U.S.                             RYDEX
                                                 GOVERNMENT                           WEAKENING            U.S.
                                                    MONEY            RYDEX              DOLLAR          LONG SHORT          CORE
                                                 MARKET (c)*     UTILITIES (c)*    2X STRATEGY (c)*    MOMENTUM (b)*       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............ $       (84,610) $         13,849  $           (510)  $      (1,139)   $      (2,896)
  Net realized gain (loss) on investments
    in portfolio shares ......................              21            50,678            (1,262)            291           17,949
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .........................              --           (75,718)            1,415           3,161           66,260
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ........................         (84,589)          (11,191)             (357)          2,313           81,313
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) .....................             383             1,337             1,218           1,839            7,278
  Contract redemptions .......................      (1,017,314)         (199,915)           (7,942)         (3,935)         (88,629)
  Net transfers ..............................      (1,554,173)          (28,033)              203              91           48,821
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....      (2,571,104)         (226,611)           (6,521)         (2,005)         (32,530)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..      (2,655,693)         (237,802)           (6,878)            308           48,783
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............       7,775,775         1,406,525            36,272          79,703          668,039
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .............. $     5,120,082  $      1,168,723  $         29,394   $      80,011    $     716,822
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                       JANUS ASPEN
                                                                                                                          SERIES
                                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                      INSTITUTIONAL
--------------------------------------------------------------------------------------------------------------------- --------------
DIVERSIFIED     GLOBAL         GLOBAL                        MID                                       VAN KAMPEN
  DIVIDEND      HEALTH          REAL           HIGH       CAP CORE        MONEY                           VALUE
    (d)*         CARE          ESTATE         YIELD        EQUITY      MARKET (e)*     TECHNOLOGY  OPPORTUNITIES (f)*    BALANCED
------------------------------------------------------------------------------------------------------------------------------------

$      7,987 $          --  $      4,003   $    500,562 $          -- $       1,424   $         --  $           3,290  $      19,470

       4,338         6,107        10,778        183,386         3,062        79,849          2,939              4,592          9,188
         295           291           617            556           158         5,205            220                142            869
------------------------------------------------------------------------------------------------------------------------------------
       4,633         6,398        11,395        183,942         3,220        85,054          3,159              4,734         10,057
------------------------------------------------------------------------------------------------------------------------------------
       3,354        (6,398)       (7,392)       316,620        (3,220)      (83,630)        (3,159)            (1,444)         9,413
------------------------------------------------------------------------------------------------------------------------------------

      27,269        16,603       (88,374)       353,725           760            --         16,344             20,851          3,495

          --            --            --             --            --            --             --                 --             --

          --            --            --             --         1,901            --             --                 --         49,031
------------------------------------------------------------------------------------------------------------------------------------
      27,269        16,603       (88,374)       353,725         2,661            --         16,344             20,851         52,526
------------------------------------------------------------------------------------------------------------------------------------

      10,246        39,393       270,902        677,695        21,265            --        (12,294)            27,100         14,370
------------------------------------------------------------------------------------------------------------------------------------
$     40,869 $      49,598  $    175,136   $  1,348,040 $      20,706 $     (83,630)  $        891  $          46,507  $      76,309
====================================================================================================================================

================================================================================

                                                                                                                       JANUS ASPEN
                                                                                                                          SERIES
                                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                      INSTITUTIONAL
--------------------------------------------------------------------------------------------------------------------- -------------
DIVERSIFIED     GLOBAL         GLOBAL                        MID                                       VAN KAMPEN
  DIVIDEND      HEALTH          REAL           HIGH       CAP CORE        MONEY                           VALUE
    (d)*         CARE          ESTATE         YIELD        EQUITY      MARKET (e)*     TECHNOLOGY  OPPORTUNITIES (f)*    BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
$      3,354 $      (6,398) $     (7,392)  $   316,620  $     (3,220) $    (83,630)  $     (3,159) $           (1,444) $      9,413
      27,269        16,603       (88,374)      353,725         2,661            --         16,344              20,851        52,526

      10,246        39,393       270,902       677,695        21,265            --        (12,294)             27,100        14,370
-----------------------------------------------------------------------------------------------------------------------------------
      40,869        49,598       175,136     1,348,040        20,706       (83,630)           891              46,507        76,309
-----------------------------------------------------------------------------------------------------------------------------------

       1,804         2,897         5,340         8,321           102       288,084          1,755               3,024        18,795
     (49,851)      (44,817)     (175,079)   (1,610,217)       (7,367)   (1,798,280)       (25,399)            (39,324)     (126,819)
      63,029       487,221        (4,114)   (1,514,986)      (11,274)   11,111,051         75,052             (23,334)       69,247
-----------------------------------------------------------------------------------------------------------------------------------

      14,982       445,301      (173,853)   (3,116,882)      (18,539)    9,600,855         51,408             (59,634)      (38,777)
-----------------------------------------------------------------------------------------------------------------------------------
      55,851       494,899         1,283    (1,768,842)        2,167     9,517,225         52,299             (13,127)       37,532
-----------------------------------------------------------------------------------------------------------------------------------
     154,052       323,946       740,568    10,491,041       227,094            --        107,836             296,494       656,733
-----------------------------------------------------------------------------------------------------------------------------------
$    209,903 $     818,845  $    741,851   $ 8,722,199  $    229,261  $  9,517,225   $    160,135  $          283,367  $    694,265
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                        -----------------------------------------------------------------------------------
                                                                                                                 PERKINS
                                                                                                                 MID CAP
                                          ENTERPRISE         FORTY             JANUS           OVERSEAS           VALUE
---------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares ...........................  $          --  $           1,304  $        45,677  $          10,960  $         546
Expenses:
  Mortality and expense risk fees ....         95,196              2,361          105,635             23,772            687
  Administrative fees ................         10,244                249           11,568              1,541             82
---------------------------------------------------------------------------------------------------------------------------
    Total expenses ...................        105,440              2,610          117,203             25,313            769
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ....       (105,440)            (1,306)         (71,526)           (14,353)          (223)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments
    in portfolio shares ..............        112,524             14,182           67,627           (254,588)         1,027
  Net realized short-term capital
    gain distributions from
    investments in portfolio
    shares ...........................             --                 --               --                 --             --
  Net realized long-term capital
    gain distributions from
    investments in portfolio
    shares ...........................             --                 --          141,466            175,022          3,422
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio shares ..        112,524             14,182          209,093            (79,566)         4,449
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio
  shares .............................      1,064,818             20,094        1,146,008            230,828            599
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations ...........  $   1,071,902  $          32,970  $     1,283,575  $         136,909  $       4,825
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                            JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                        ---------------------------------------------------------------------------------------
                                                                                                                    PERKINS
                                                                                                                    MID CAP
                                          ENTERPRISE           FORTY             JANUS           OVERSEAS            VALUE
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....  $      (105,440) $          (1,306) $       (71,526) $         (14,353) $          (223)
  Net realized gain (loss) on
    investments in portfolio shares ..          112,524             14,182          209,093            (79,566)           4,449
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio
    shares ...........................        1,064,818             20,094        1,146,008            230,828              599
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .........        1,071,902             32,970        1,283,575            136,909            4,825
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) .............           67,716              7,241          152,690             22,906              431
  Contract redemptions                         (886,683)           (22,249)        (800,684)          (442,422)          (6,597)
  Net transfers ......................         (142,384)            13,244         (192,690)           (72,299)          13,786
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract
      owners' transactions ...........         (961,351)            (1,764)        (840,684)          (491,815)           7,620
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets .......................          110,551             31,206          442,891           (354,906)          12,445
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......        7,130,630            164,828        7,769,054          1,756,603           46,899
-------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ......  $     7,241,181  $         196,034  $     8,211,945  $       1,401,697  $        59,344
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

 JANUS ASPEN
   SERIES
INSTITUTIONAL
 (CONTINUED)               LAZARD RETIREMENT SERIES                           LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------  --------------------------------------------------  ---------------------------------------------------------------
                                            US                                       CLEARBRIDGE     CLEARBRIDGE
               EMERGING                  SMALL-MID        US         CLEARBRIDGE       EQUITY        FUNDAMENTAL      CLEARBRIDGE
               MARKETS   INTERNATIONAL      CAP       STRATEGIC      AGGRESSIVE        INCOME          ALL CAP         LARGE CAP
  WORLDWIDE     EQUITY      EQUITY        EQUITY        EQUITY         GROWTH          BUILDER          VALUE            GROWTH
----------------------------------------------------------------------------------------------------------------------------------
$     65,776  $  18,768  $       3,755  $       --   $      2,430   $         346   $      10,223   $       2,232  $         1,240
      98,033     18,773          2,843      16,656          3,967           3,004           4,338           2,463            1,997
      10,822        938             58       1,269             95              30              72              25               16
----------------------------------------------------------------------------------------------------------------------------------
     108,855     19,711          2,901      17,925          4,062           3,034           4,410           2,488            2,013
----------------------------------------------------------------------------------------------------------------------------------
     (43,079)      (943)           854     (17,925)        (1,632)         (2,688)          5,813            (256)            (773)
----------------------------------------------------------------------------------------------------------------------------------
    (229,490)    27,855         (3,662)    (48,112)       (21,462)         22,512           5,472            (674)           9,107
          --         --             --      55,368             --              --              --              --            1,129
          --     13,626             --     279,259             --           3,121              --              --           10,532
----------------------------------------------------------------------------------------------------------------------------------
    (229,490)    41,481         (3,662)    286,515        (21,462)         25,633           5,472            (674)          20,768
----------------------------------------------------------------------------------------------------------------------------------
   1,563,560    176,681         33,599    (161,742)        52,478           2,635          16,839          21,580           (2,718)
----------------------------------------------------------------------------------------------------------------------------------
$  1,290,991  $ 217,219  $      30,791  $  106,848   $     29,384   $      25,580  $       28,124  $       20,650  $        17,277
==================================================================================================================================

================================================================================

 JANUS ASPEN
   SERIES
INSTITUTIONAL
 (CONTINUED)               LAZARD RETIREMENT SERIES                           LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------  --------------------------------------------------  ---------------------------------------------------------------
                                            US                                       CLEARBRIDGE     CLEARBRIDGE
               EMERGING                  SMALL-MID        US         CLEARBRIDGE       EQUITY        FUNDAMENTAL     CLEARBRIDGE
               MARKETS   INTERNATIONAL      CAP       STRATEGIC      AGGRESSIVE        INCOME          ALL CAP        LARGE CAP
  WORLDWIDE     EQUITY      EQUITY        EQUITY        EQUITY         GROWTH          BUILDER          VALUE           GROWTH
----------------------------------------------------------------------------------------------------------------------------------
$   (43,079) $     (943) $         854  $   (17,925) $    (1,632)  $      (2,688)  $        5,813  $         (256) $         (773)
   (229,490)     41,481         (3,662)     286,515      (21,462)         25,633            5,472            (674)         20,768
  1,563,560     176,681         33,599     (161,742)      52,478           2,635           16,839          21,580          (2,718)
----------------------------------------------------------------------------------------------------------------------------------
  1,290,991     217,219         30,791      106,848       29,384          25,580           28,124          20,650          17,277
----------------------------------------------------------------------------------------------------------------------------------
    105,839       9,166          1,831        7,466        2,427             263            1,741           1,102              (1)
   (915,592)   (275,508)       (54,309)    (131,488)     (86,042)        (31,587)         (38,797)        (34,708)         (4,862)
   (291,932)    (73,139)        60,940      (66,099)     (19,704)        (92,434)         308,370         (15,850)        118,217
----------------------------------------------------------------------------------------------------------------------------------
 (1,101,685)   (339,481)         8,462     (190,121)    (103,319)       (123,758)         271,314         (49,456)        113,354
----------------------------------------------------------------------------------------------------------------------------------
    189,306    (122,262)        39,253      (83,273)     (73,935)        (98,178)         299,438         (28,806)        130,631
----------------------------------------------------------------------------------------------------------------------------------
  7,502,995   1,348,257        204,530    1,259,753      279,730         181,046           72,226         152,140          60,435
----------------------------------------------------------------------------------------------------------------------------------
$ 7,692,301  $1,225,995  $     243,783  $ 1,176,480  $   205,795   $      82,868   $      371,664  $      123,334  $      191,066
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                      NEUBERGER
                                                                                                                       BERMAN
                                                                                                                      ADVISERS
                                               LEGG MASON PARTNERS                                                   MANAGEMENT
                                              VARIABLE INCOME TRUST               LORD ABBETT SERIES FUND               TRUST
                                         --------------------------------  -------------------------------------  -----------------
                                            WESTERN          WESTERN
                                             ASSET            ASSET                                 GROWTH
                                          GLOBAL HIGH       STRATEGIC           CAPITAL              AND              LARGE CAP
                                           YIELD BOND          BOND            STRUCTURE            INCOME           VALUE (g)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
   in portfolio shares ...............   $        3,992  $         45,281  $          13,712  $           30,154  $           4,349
Expenses:
  Mortality and expense risk fees ....              611            23,723              6,224              42,412             14,431
  Administrative fees ................               56               208                279               3,677              1,058
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...................              667            23,931              6,503              46,089             15,489
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ....            3,325            21,350              7,209             (15,935)           (11,140)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares .................              267            21,619              4,679             (31,123)            94,261
  Net realized short-term capital
    gain distributions from
    investments in portfolio
    shares ...........................               --                --                 --                  --                 --
  Net realized long-term capital
    gain distributions from
    investments in portfolio
    shares ...........................               --                --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio shares ..              267            21,619              4,679             (31,123)            94,261
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
   portfolio shares ..................            3,343            45,619             33,959             368,799             65,290
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations ...........   $        6,935  $         88,588  $          45,847  $          321,741  $         148,411
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                      NEUBERGER
                                                                                                                       BERMAN
                                                                                                                      ADVISERS
                                               LEGG MASON PARTNERS                                                   MANAGEMENT
                                              VARIABLE INCOME TRUST               LORD ABBETT SERIES FUND               TRUST
                                         --------------------------------  -------------------------------------  -----------------
                                            WESTERN          WESTERN
                                             ASSET            ASSET                                 GROWTH
                                          GLOBAL HIGH       STRATEGIC           CAPITAL              AND              LARGE CAP
                                           YIELD BOND          BOND            STRUCTURE            INCOME           VALUE (g)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...... $        3,325  $         21,350  $           7,209  $          (15,935) $         (11,140)
  Net realized gain (loss) on
    investments in portfolio shares ....            267            21,619              4,679             (31,123)            94,261
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio shares ....          3,343            45,619             33,959             368,799             65,290
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ...........          6,935            88,588             45,847             321,741            148,411
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) ...............             --            13,404              7,528              42,384              2,841
  Contract redemptions .................         (3,878)         (289,312)           (18,518)           (442,202)          (250,887)
  Net transfers ........................         28,440           873,592             (2,910)            (62,995)           (69,830)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract owners'
      transactions .....................         24,562           597,684            (13,900)           (462,813)          (317,876)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets .........................         31,497           686,272             31,947            (141,072)          (169,465)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........         40,172           924,919            426,502           3,227,255          1,150,214
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ........ $       71,669  $      1,611,191  $         458,449  $        3,086,183  $         980,749
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                     PIMCO
                                                                                                   VARIABLE
                                                                                                  INSURANCE
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)       NORTHERN LIGHTS VARIABLE TRUST         TRUST
--------------------------------------------------------  --------------------------------------  -----------
            MID CAP      SHORT
 MID-CAP   INTRINSIC    DURATION   SMALL-CAP   SOCIALLY       JNF          JNF          MONEY         ALL
 GROWTH    VALUE (h)*     BOND      GROWTH    RESPONSIVE   BALANCED       EQUITY     MARKET (i)*     ASSET
-------------------------------------------------------------------------------------------------------------

$      --  $    1,022  $   28,205  $      --  $      380  $   101,494  $     73,348  $        55  $    20,480

    5,164       3,833      17,109      1,389       3,037      111,403       198,368       51,102        5,010
      299          86         728         28         120       11,108        21,370        3,118          555
-------------------------------------------------------------------------------------------------------------
    5,463       3,919      17,837      1,417       3,157      122,511       219,738       54,220        5,565
-------------------------------------------------------------------------------------------------------------
   (5,463)     (2,897)     10,368     (1,417)     (2,777)     (21,017)     (146,390)     (54,165)      14,915
-------------------------------------------------------------------------------------------------------------

   31,077      14,487     (53,805)     9,576      (4,760)      95,800       (28,902)          --        9,428

       --          --          --         --          --           --            --           --           --

       --      43,981          --         --          --           --            --           --           --
-------------------------------------------------------------------------------------------------------------
   31,077      58,468     (53,805)     9,576      (4,760)      95,800       (28,902)          --        9,428
-------------------------------------------------------------------------------------------------------------

   22,618     (26,985)     80,832      4,146      24,367      661,821     2,359,846           --       23,388
-------------------------------------------------------------------------------------------------------------
$  48,232  $   28,586  $   37,395  $  12,305  $   16,830  $   736,604  $  2,184,554  $   (54,165) $    47,731
=============================================================================================================

================================================================================

                                                                                                     PIMCO
                                                                                                   VARIABLE
                                                                                                  INSURANCE
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)       NORTHERN LIGHTS VARIABLE TRUST         TRUST
--------------------------------------------------------  --------------------------------------  -----------
            MID CAP      SHORT
 MID-CAP   INTRINSIC    DURATION   SMALL-CAP   SOCIALLY       JNF          JNF          MONEY         ALL
 GROWTH    VALUE (h)*     BOND      GROWTH    RESPONSIVE   BALANCED       EQUITY     MARKET (i)*     ASSET
-------------------------------------------------------------------------------------------------------------

$  (5,463) $   (2,897) $   10,368  $  (1,417) $   (2,777) $   (21,017) $   (146,390) $   (54,165) $    14,915
   31,077      58,468     (53,805)     9,576      (4,760)      95,800       (28,902)          --        9,428

   22,618     (26,985)     80,832      4,146      24,367      661,821     2,359,846           --       23,388
-------------------------------------------------------------------------------------------------------------
   48,232      28,586      37,395     12,305      16,830      736,604     2,184,554      (54,165)      47,731
-------------------------------------------------------------------------------------------------------------

    2,070         601       7,970      2,494         733      117,702       223,491      148,315       13,876
  (82,094)   (181,456)   (205,031)    (1,311)    (48,058)    (939,731)   (2,214,908)    (866,247)     (52,762)
 (149,983)    (10,432)   (374,354)   (84,807)     (1,549)    (259,919)     (492,710)  (8,037,179)       1,229
-------------------------------------------------------------------------------------------------------------

 (230,007)   (191,287)   (571,415)   (83,624)    (48,874)  (1,081,948)   (2,484,127)  (8,755,111)     (37,657)
-------------------------------------------------------------------------------------------------------------
 (181,775)   (162,701)   (534,020)   (71,319)    (32,044)    (345,344)     (299,573)  (8,809,276)      10,074
-------------------------------------------------------------------------------------------------------------
  515,348     328,005   1,438,535    112,068     192,914    8,424,577    15,131,564    8,809,276      379,634
-------------------------------------------------------------------------------------------------------------
$ 333,573  $  165,304  $  904,515  $  40,749  $  160,870  $ 8,079,233  $ 14,831,991  $        --  $   389,708
=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                 ---------------------------------------------------------------
                                                                                            FOREIGN
                                                                 COMMODITY-    EMERGING       BOND        GLOBAL
                                                                 REALRETURN     MARKETS    US DOLLAR-      BOND         HIGH
                                                                  STRATEGY       BOND        HEDGED      UNHEDGED       YIELD
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .......  $     4,917  $     4,527  $     1,180  $     6,542  $    50,552
Expenses:
  Mortality and expense risk fees .............................        2,279        1,154          653        6,236       11,097
  Administrative fees .........................................          254          137           78          285        1,295
--------------------------------------------------------------------------------------------------------------------------------
    Total expenses ............................................        2,533        1,291          731        6,521       12,392
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .............................        2,384        3,236          449           21       38,160
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................      (13,817)         799          837        4,739       13,881
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................        4,749           --        1,727       20,029           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................          572           --          189        7,735           --
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
    shares ....................................................       (8,496)         799        2,753       32,503       13,881
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................       13,088        9,673        1,417      (14,361)      40,368
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .......  $     6,976  $    13,708  $     4,619  $    18,163  $    92,409
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                 ---------------------------------------------------------------
                                                                                            FOREIGN
                                                                 COMMODITY-    EMERGING       BOND        GLOBAL
                                                                 REALRETURN     MARKETS    US DOLLAR-      BOND         HIGH
                                                                  STRATEGY       BOND        HEDGED      UNHEDGED       YIELD
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................  $     2,384  $     3,236  $       449  $        21  $    38,160
  Net realized gain (loss) on investments in portfolio
    shares ....................................................       (8,496)         799        2,753       32,503       13,881
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................       13,088        9,673        1,417      (14,361)      40,368
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....        6,976       13,708        4,619       18,163       92,409
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .........        3,452        1,060          240        3,618        5,134
  Contract redemptions ........................................      (39,106)      (6,112)      (6,333)     (31,033)     (26,854)
  Net transfers ...............................................      (14,504)       7,846        2,804      284,956      (53,075)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...........................      (50,158)       2,794       (3,289)     257,541      (74,795)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................      (43,182)      16,502        1,330      275,704       17,614
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      199,635       94,006       47,978      207,953      943,357
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $   156,453  $   110,508  $    49,308  $   483,657  $   960,971
================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                     PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------  ---------------------------------------------------
   LONG-
  TERM US         LOW        REAL       SHORT-       TOTAL      EMERGING      EQUITY                   FUNDAMENTAL
 GOVERNMENT    DURATION     RETURN       TERM        RETURN      MARKETS      INCOME          FUND      VALUE (j)*
------------------------------------------------------------------------------------------------------------------
$     10,267  $   9,581  $    32,373  $    5,637  $   107,248  $      423  $      32,826  $     4,068  $       810

       7,536      7,824       41,917       8,981       59,711       2,453         15,047        4,529        1,093
         309        227        2,294         274        2,799         204            548          111          131
------------------------------------------------------------------------------------------------------------------
       7,845      8,051       44,211       9,255       62,510       2,657         15,595        4,640        1,224
------------------------------------------------------------------------------------------------------------------
       2,422      1,530      (11,838)     (3,618)      44,738      (2,234)        17,231         (572)        (414)
------------------------------------------------------------------------------------------------------------------

      36,156      9,694       95,240       3,322      126,614        (847)        88,777        5,138        2,721

      37,369         --      137,229         644       96,557          --             --           --           --

       8,264         --       13,463         115        2,796       6,251             --       11,151           --
------------------------------------------------------------------------------------------------------------------
      81,789      9,694      245,932       4,081      225,967       5,404         88,777       16,289        2,721
------------------------------------------------------------------------------------------------------------------

     (52,453)    10,339      (20,309)      9,420       50,014      18,066        (28,161)       9,477        6,587
------------------------------------------------------------------------------------------------------------------
$     31,758  $  21,563  $   213,785  $    9,883  $   320,719  $   21,236  $      77,847  $    25,194  $     8,894
==================================================================================================================

================================================================================

         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                     PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------  ---------------------------------------------------
   LONG-
  TERM US         LOW        REAL       SHORT-       TOTAL      EMERGING      EQUITY                   FUNDAMENTAL
 GOVERNMENT    DURATION     RETURN       TERM        RETURN      MARKETS      INCOME          FUND      VALUE (j)*
------------------------------------------------------------------------------------------------------------------
$      2,422  $   1,530  $   (11,838) $   (3,618) $    44,738  $   (2,234) $      17,231  $      (572) $      (414)
      81,789      9,694      245,932       4,081      225,967       5,404         88,777       16,289        2,721
     (52,453)    10,339      (20,309)      9,420       50,014      18,066        (28,161)       9,477        6,587
------------------------------------------------------------------------------------------------------------------
      31,758     21,563      213,785       9,883      320,719      21,236         77,847       25,194        8,894
------------------------------------------------------------------------------------------------------------------

       2,688         15       18,633          (2)      16,251       3,352          9,008        2,498        3,459
    (196,838)   (78,360)    (317,998)    (55,963)    (801,727)    (17,323)      (134,608)     (31,087)      (8,792)
    (175,780)  (318,617)    (155,931)   (884,060)   2,776,370      27,379       (927,838)       2,643      (20,870)
------------------------------------------------------------------------------------------------------------------

    (369,930)  (396,962)    (455,296)   (940,025)   1,990,894      13,408     (1,053,438)     (25,946)     (26,203)
------------------------------------------------------------------------------------------------------------------
    (338,172)  (375,399)    (241,511)   (930,142)   2,311,613      34,644       (975,591)        (752)     (17,309)
------------------------------------------------------------------------------------------------------------------
     640,454    699,491    3,124,364   1,337,367    3,244,387     190,197      1,657,951      315,085      100,933
------------------------------------------------------------------------------------------------------------------
$    302,282  $ 324,092  $ 2,882,853  $  407,225  $ 5,556,000  $  224,841  $     682,360  $   314,333  $    83,624
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                  PIONEER VARIABLE
                                                                             CONTRACTS TRUST (CONTINUED)      ROYCE CAPITAL FUND
                                                                            -----------------------------  ----------------------
                                                                             HIGH     MID CAP   STRATEGIC
                                                                             YIELD     VALUE     INCOME    MICRO-CAP   SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ................    $ 5,653   $   694   $  14,622  $       --  $      898
Expenses:
  Mortality and expense risk fees ......................................      1,538       956       4,784       7,159      13,346
  Administrative fees ..................................................         40        74         134         294         689
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses .....................................................      1,578     1,030       4,918       7,453      14,035
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ......................................      4,075      (336)      9,704      (7,453)    (13,137)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in portfolio
    shares .............................................................       (843)    3,817       4,113      70,277      47,894
  Net realized short-term capital gain distributions from investments
    in portfolio shares ................................................         --        --          --          --          --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ................................................      4,313        --       1,829       8,946      20,658
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in portfolio shares ............      3,470     3,817       5,942      79,223      68,552
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ..................................................      6,803     3,293      13,320     (41,019)     42,500
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ..................    $14,348   $ 6,774   $  28,966  $   30,751  $   97,915
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                   PIONEER VARIABLE
                                                                             CONTRACTS TRUST (CONTINUED)       ROYCE CAPITAL FUND
                                                                            ------------------------------   ---------------------
                                                                               HIGH    MID CAP   STRATEGIC
                                                                              YIELD     VALUE     INCOME     MICRO-CAP   SMALL-CAP
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................           $  4,075  $   (336)  $   9,704   $  (7,453)  $ (13,137)
  Net realized gain (loss) on investments in portfolio shares ...              3,470     3,817       5,942      79,223      68,552
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................              6,803     3,293      13,320     (41,019)     42,500
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......             14,348     6,774      28,966      30,751      97,915
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........              1,188        --       4,010       3,384       9,463
  Contract redemptions ..........................................            (11,266)  (21,052)    (63,491)   (164,296)   (283,433)
  Net transfers .................................................             (2,324)   (1,623)    272,985     (54,407)        608
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ..............................................            (12,402)  (22,675)    213,504    (215,319)   (273,362)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................              1,946   (15,901)    242,470    (184,568)   (175,447)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................            104,081    71,751     207,303     549,425     978,831
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................           $106,027  $ 55,850   $ 449,773   $ 364,857   $ 803,384
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

   THIRD
   AVENUE
  VARIABLE                                                               WELLS FARGO
SERIES TRUST                VAN ECK VIP TRUST                        ADVANTAGE VT FUNDS
------------   ----------------------------------------------------------------------------
                                         GLOBAL         MULTI-
               EMERGING     GLOBAL        HARD         MANAGER                                   COMBINED
   VALUE        MARKETS      BOND        ASSETS    ALTERNATIVES   DISCOVERY     OPPORTUNITY       TOTAL
-------------------------------------------------------------------------------------------   -------------

$    10,669    $     --    $ 15,044   $   16,136   $         --   $       --    $     1,910   $   2,145,025

     17,202       21,523      8,840       40,533          2,066       34,122         28,533       2,537,757
      1,188        1,494        488        2,257             59        3,102          2,233         182,314
-------------------------------------------------------------------------------------------   -------------
     18,390       23,017      9,328       42,790          2,125       37,224         30,766       2,720,071
-------------------------------------------------------------------------------------------   -------------
     (7,721)     (23,017)     5,716      (26,654)        (2,125)     (37,224)       (28,856)       (575,046)
-------------------------------------------------------------------------------------------   -------------

   (232,015)     161,650      3,062     (255,199)         3,336      168,458         23,931       1,354,672

         --          --          --       57,416             --           --             --         644,948

         --          --       9,489      206,424             --           --            700       2,724,630
-------------------------------------------------------------------------------------------   -------------
   (232,015)     161,650     12,551        8,641          3,336      168,458         24,631       4,724,250
-------------------------------------------------------------------------------------------   -------------

    525,964      232,873      5,506       48,522         (1,533)     242,822        278,159      14,914,944
-------------------------------------------------------------------------------------------   -------------
$   286,228    $ 371,506   $ 23,773   $   30,509   $       (322)  $  374,056    $   273,934   $  19,064,148
===========================================================================================   =============

================================================================================

   THIRD
   AVENUE
  VARIABLE                                                              WELLS FARGO
SERIES TRUST                    VAN ECK VIP TRUST                    ADVANTAGE VT FUNDS
------------  ----------------------------------------------------------------------------
                                       GLOBAL        MULTI-
               EMERGING     GLOBAL      HARD         MANAGER                                     COMBINED
    VALUE      MARKETS       BOND      ASSETS      ALTERNATIVES    DISCOVERY    OPPORTUNITY       TOTAL
-------------------------------------------------------------------------------------------   -------------

$    (7,721)  $  (23,017)  $  5,716   $  (26,654)  $     (2,125)   $  (37,224)  $   (28,856)  $    (575,046)
   (232,015)     161,650     12,551        8,641          3,336       168,458        24,631       4,724,250

    525,964      232,873      5,506       48,522         (1,533)      242,822       278,159      14,914,944
-------------------------------------------------------------------------------------------   -------------
    286,228      371,506     23,773       30,509           (322)      374,056       273,934      19,064,148
-------------------------------------------------------------------------------------------   -------------

     10,011       19,585      2,086       24,976          3,001        28,724        13,912       2,133,262
   (291,283)    (332,361)   (89,969)    (406,980)       (17,885)     (255,853)     (508,094)    (27,511,257)
     (5,610)     (71,898)   (32,365)    (527,705)      (119,174)       59,130      (212,133)     (1,881,647)
-------------------------------------------------------------------------------------------   -------------

   (286,882)    (384,674)  (120,248)    (909,709)      (134,058)     (167,999)     (706,315)    (27,259,642)
-------------------------------------------------------------------------------------------   -------------
       (654)     (13,168)   (96,475)    (879,200)      (134,380)      206,057      (432,381)     (8,195,494)
-------------------------------------------------------------------------------------------   -------------
  1,253,949    1,480,273    683,571    3,116,039        221,988     2,333,993     2,268,588     182,065,721
-------------------------------------------------------------------------------------------   -------------
$ 1,253,295   $1,467,105   $587,096   $2,236,839   $     87,608    $2,540,050   $ 1,836,207   $ 173,870,227
===========================================================================================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                            THE ALGER PORTFOLIOS                       SERIES
                                                               -------------------------------------------------   ----------------
                                                                  CAPITAL     LARGE CAP    MID CAP     SMALL CAP       GROWTH &
                                                               APPRECIATION    GROWTH       GROWTH      GROWTH          INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .....  $      8,475   $  46,184   $   9,649   $       --  $           3,936
Expenses:
  Mortality and expense risk fees ...........................        99,585      59,273      39,366       26,732              3,995
  Administrative fees .......................................         9,426       5,619       2,960        2,507                328
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..........................................       109,011      64,892      42,326       29,239              4,323
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...........................      (100,536)    (18,708)    (32,677)     (29,239)              (387)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .....................................       526,599      (5,426)   (278,752)     148,408             17,465
  Net realized short-term capital gain distributions
     from investments in portfolio shares ...................            --          --          --           --                 --
  Net realized long-term capital gain distributions
     from investments in portfolio shares ...................            --          --          --           --                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ........................................       526,599      (5,426)   (278,752)     148,408             17,465
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...........................      (541,213)    (52,474)     45,604     (214,215)           (10,340)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...  $   (115,150)  $ (76,608)  $(265,825)  $  (95,046) $           6,738
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                          THE ALGER PORTFOLIOS                          SERIES
                                                          ----------------------------------------------------   ------------------
                                                            CAPITAL      LARGE CAP      MID CAP     SMALL CAP         GROWTH &
                                                          APPRECIATION     GROWTH       GROWTH        GROWTH           INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................   $   (100,536)  $  (18,708)  $   (32,677)  $  (29,239)  $             (387)
  Net realized gain (loss) on investments in
    portfolio shares ..................................        526,599       (5,426)     (278,752)     148,408               17,465
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................       (541,213)     (52,474)       45,604     (214,215)             (10,340)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................       (115,150)     (76,608)     (265,825)     (95,046)               6,738
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments
    (including breakage) ..............................         92,756       53,249        27,648       16,920                    2
  Contract redemptions ................................     (1,093,711)    (415,062)     (387,516)    (291,871)             (22,792)
  Net transfers (including mortality transfers) .......       (121,858)     (82,340)      (68,625)     (72,760)             138,703
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................     (1,122,813)    (444,153)     (428,493)    (347,711)             115,913
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........     (1,237,963)    (520,761)     (694,318)    (442,757)             122,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      8,054,443    4,764,639     3,129,307    2,164,004              265,622
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .......................   $  6,816,480   $4,243,878   $ 2,434,989   $1,721,247   $          388,273
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                     COLUMBIA
                                                                                                                       FUNDS
                                                                                                                     VARIABLE
                                                                                                                      SERIES
                                   AMERICAN CENTURY VARIABLE PORTFOLIOS                                             TRUST (a)*
---------------------------------------------------------------------------------------------------------------   ---------------
                                                           LARGE                                                   CVP SELIGMAN
               INCOME &    INFLATION                       COMPANY                                                    GLOBAL
  BALANCED      GROWTH     PROTECTION      INTERNATIONAL     VALUE        ULTRA        VALUE          VISTA       TECHNOLOGY (b)*
---------------------------------------------------------------------------------------------------------------------------------

$     11,113   $    16,578   $    16,336   $      17,950   $      329   $      --    $    65,335   $         --   $            --

       9,045        15,014         5,741          17,192          235         338         42,805          1,145            13,589
         345           970           209             939           27          26          3,178            121               706
---------------------------------------------------------------------------------------------------------------------------------
       9,390        15,984         5,950          18,131          262         364         45,983          1,266            14,295
---------------------------------------------------------------------------------------------------------------------------------
       1,723           594        10,386            (181)          67        (364)        19,352         (1,266)          (14,295)
---------------------------------------------------------------------------------------------------------------------------------

     (10,290)      (56,657)       14,309          19,424         (165)        988       (154,188)        (3,490)            43,871

          --            --            --              --           --          --             --             --                --

          --            --         4,173              --           --          --             --             --                --
---------------------------------------------------------------------------------------------------------------------------------
     (10,290)      (56,657)       18,482          19,424         (165)        988       (154,188)        (3,490)           43,871
---------------------------------------------------------------------------------------------------------------------------------

      23,795        69,791        12,374        (190,920)        (865)       (824)       120,913         (4,052)         (112,484)
---------------------------------------------------------------------------------------------------------------------------------
$     15,228   $    13,728   $    41,242   $    (171,677)  $     (963)  $    (200)  $    (13,923)  $     (8,808)  $       (82,908)
=================================================================================================================================

================================================================================

                                                                                                                     COLUMBIA
                                                                                                                       FUNDS
                                                                                                                     VARIABLE
                                                                                                                      SERIES
                                     AMERICAN CENTURY VARIABLE PORTFOLIOS                                           TRUST (a)*
---------------------------------------------------------------------------------------------------------------   ---------------
                                                             LARGE                                                 CVP SELIGMAN
                INCOME &      INFLATION                     COMPANY                                                   GLOBAL
  BALANCED       GROWTH      PROTECTION    INTERNATIONAL     VALUE        ULTRA        VALUE          VISTA       TECHNOLOGY (b)*
---------------------------------------------------------------------------------------------------------------------------------

$      1,723   $       594   $    10,386   $        (181)  $       67   $    (364)  $     19,352   $     (1,266)  $       (14,295)
     (10,290)      (56,657)       18,482          19,424         (165)        988       (154,188)        (3,490)           43,871

      23,795        69,791        12,374        (190,920)        (865)       (824)       120,913         (4,052)         (112,484)
---------------------------------------------------------------------------------------------------------------------------------
      15,228        13,728        41,242        (171,677)        (963)       (200)       (13,923)        (8,808)          (82,908)
---------------------------------------------------------------------------------------------------------------------------------

       1,273        10,295         3,982          18,548           --       2,174         16,413          1,098            14,320
     (57,863)     (138,338)      (33,947)       (158,862)      (4,994)     (2,177)      (434,579)        (5,939)          (78,941)
     231,588       119,874       201,535        (217,101)      24,819       1,316        142,943         (5,068)          578,363
---------------------------------------------------------------------------------------------------------------------------------

     174,998        (8,169)      171,570        (357,415)      19,825       1,313       (275,223)        (9,909)          513,742
---------------------------------------------------------------------------------------------------------------------------------
     190,226         5,559       212,812        (529,092)      18,862       1,113       (289,146)       (18,717)          430,834
---------------------------------------------------------------------------------------------------------------------------------
     435,315     1,090,593       363,627       1,322,724          242      23,647      3,482,698         96,702           506,148
---------------------------------------------------------------------------------------------------------------------------------
$    625,541   $ 1,096,152   $   576,439   $     793,632   $   19,104   $  24,760   $  3,193,552   $     77,985   $       936,982
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                               DIREXION     DREYFUS
                                                               INSURANCE   INVESTMENT                              DREYFUS VARIABLE
                                                                 TRUST     PORTFOLIOS                              INVESTMENT FUND
                                                               ---------   ----------                              ----------------
                                                                             SMALL        DREYFUS
                                                                DYNAMIC       CAP        SOCIALLY      DREYFUS
                                                                 VP HY       STOCK      RESPONSIBLE     STOCK       INTERNATIONAL
                                                                 BOND        INDEX        GROWTH        INDEX           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ....   $   1,277   $    1,054   $    16,578   $   239,538  $         24,948
Expenses:
  Mortality and expense risk fees ..........................         280        2,232        22,950       168,406            14,391
  Administrative fees ......................................           8          150         2,528        17,800             1,245
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses .........................................         288        2,382        25,478       186,206            15,636
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..........................         989       (1,328)       (8,900)       53,332             9,312
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ....................................          88       16,344       (22,089)     (184,114)         (194,352)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ........................          --           --            --            --                --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ........................          --          422            --        89,983                --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments
    in portfolio shares ....................................          88       16,766       (22,089)      (94,131)         (194,352)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................        (164)     (18,771)       24,112       139,144           (34,569)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...........................................   $     913   $   (3,333)  $    (6,877)  $    98,345  $       (219,609)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                               DIREXION     DREYFUS
                                                               INSURANCE   INVESTMENT                              DREYFUS VARIABLE
                                                                 TRUST     PORTFOLIOS                              INVESTMENT FUND
                                                               ---------   ----------                              ----------------
                                                                             SMALL        DREYFUS
                                                                DYNAMIC       CAP        SOCIALLY       DREYFUS
                                                                 VP HY       STOCK      RESPONSIBLE      STOCK      INTERNATIONAL
                                                                 BOND        INDEX        GROWTH         INDEX          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..........................   $     989   $   (1,328)  $    (8,900)  $    53,332  $          9,312
  Net realized gain (loss) on investments in
    portfolio shares .......................................          88       16,766       (22,089)      (94,131)         (194,352)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ........................        (164)     (18,771)       24,112       139,144           (34,569)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...........................................         913       (3,333)       (6,877)       98,345          (219,609)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ......          --            5        34,717       166,203            10,670
  Contract redemptions .....................................        (297)     (24,229)     (306,841)   (1,545,834)         (144,051)
  Net transfers (including mortality transfers) ............     (16,398)      46,888        90,449      (488,862)         (181,239)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ........................     (16,695)      22,664      (181,675)   (1,868,493)         (314,620)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................     (15,782)      19,331      (188,552)   (1,770,148)         (534,229)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      19,164      157,766     1,911,699    14,045,635         1,327,287
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................   $   3,382   $  177,097   $ 1,723,147   $12,275,487  $        793,058
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

         FEDERATED INSURANCE SERIES                                      INVESCO VARIABLE INSURANCE FUNDS
---------------------------------------------  -----------------------------------------------------------------------------------
   HIGH                                          VAN KAMPEN                                                    GLOBAL      GLOBAL
  INCOME                      MANAGED              VALUE            CORE      DIVERSIFIED       FINANCIAL      HEALTH       REAL
 BOND II    KAUFMANN II  VOLATILITY II (c)*  OPPORTUNITIES (l)*    EQUITY   DIVIDEND (d)(k)*  SERVICES (e)*     CARE       ESTATE
----------------------------------------------------------------------------------------------------------------------------------

$  163,479  $     1,069  $           31,910  $            1,902  $   6,807  $             --  $         199  $      --  $   32,832

    24,289        1,489              10,997               5,282      9,834             1,035            584      4,438      12,330
       861          176                 629                 141        899                81             29        276         678
----------------------------------------------------------------------------------------------------------------------------------
    25,150        1,665              11,626               5,423     10,733             1,116            613      4,714      13,008
----------------------------------------------------------------------------------------------------------------------------------
   138,329         (596)             20,284              (3,521)    (3,926)           (1,116)          (414)    (4,714)     19,824
----------------------------------------------------------------------------------------------------------------------------------

    17,828          592               9,962             (19,516)    12,703            (1,374)        26,373      2,669     (57,124)

        --           --                  --                  --         --                --             --         --          --

        --           --                  --                  --         --                --             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
    17,828          592               9,962             (19,516)    12,703            (1,374)        26,373      2,669     (57,124)
----------------------------------------------------------------------------------------------------------------------------------

   (91,032)     (17,053)             (5,377)             (7,532)   (18,586)             (377)       (19,526)    (6,641)    (34,884)
----------------------------------------------------------------------------------------------------------------------------------
$   65,125  $   (17,057) $           24,869  $          (30,569) $  (9,809) $         (2,867) $       6,433  $  (8,686) $  (72,184)
==================================================================================================================================

================================================================================

         FEDERATED INSURANCE SERIES                                      INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------  --------------------------------------------------------------------------------------
   HIGH                                          VAN KAMPEN                                                    GLOBAL      GLOBAL
  INCOME                      MANAGED              VALUE            CORE       DIVERSIFIED      FINANCIAL      HEALTH       REAL
 BOND II    KAUFMANN II  VOLATILITY II (c)*  OPPORTUNITIES (l)*    EQUITY   DIVIDEND (d)(k)*  SERVICES (e)*     CARE       ESTATE
-----------------------------------------------------------------------------------------------------------------------------------

$  138,329  $      (596) $           20,284  $           (3,521) $  (3,926) $         (1,116) $        (414) $   (4,714) $   19,824
    17,828          592               9,962             (19,516)    12,703            (1,374)        26,373       2,669     (57,124)

   (91,032)     (17,053)             (5,377)             (7,532)   (18,586)             (377)       (19,526)     (6,641)    (34,884)
-----------------------------------------------------------------------------------------------------------------------------------
    65,125      (17,057)             24,869             (30,569)    (9,809)           (2,867)         6,433      (8,686)    (72,184)
-----------------------------------------------------------------------------------------------------------------------------------

     4,024          167                 976               4,142      7,657             1,777            314       2,728       4,127
  (228,267)      (7,136)            (96,802)            (71,205)   (71,147)          (22,453)        (3,084)    (25,541)   (134,025)
  (380,058)      (2,591)            (73,348)             16,996    (66,457)          177,595       (122,431)     82,539      (4,863)
-----------------------------------------------------------------------------------------------------------------------------------

  (604,301)      (9,560)           (169,174)            (50,067)  (129,947)          156,919       (125,201)     59,726    (134,761)
-----------------------------------------------------------------------------------------------------------------------------------
  (539,176)     (26,617)           (144,305)            (80,636)  (139,756)          154,052       (118,768)     51,040    (206,945)
-----------------------------------------------------------------------------------------------------------------------------------
 1,975,437      129,357             835,028             377,130    807,795                --        118,768     272,906     947,513
-----------------------------------------------------------------------------------------------------------------------------------
$1,436,261  $   102,740  $          690,723  $          296,494  $ 668,039  $        154,052  $          --  $  323,946  $  740,568
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                           INVESCO VARIABLE
                                                                      INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------  ------------------------
                                                                                MID CAP
                                                                    HIGH         CORE
                                                                    YIELD       EQUITY      TECHNOLOGY    BALANCED    ENTERPRISE
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .......  $   439,185  $       213  $       217  $    15,668  $        --
Expenses:
  Mortality and expense risk fees .............................       81,816        3,634        1,850        8,612      100,184
  Administrative fees .........................................          549          178          123          785       10,543
--------------------------------------------------------------------------------------------------------------------------------
    Total expenses ............................................       82,365        3,812        1,973        9,397      110,727
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .............................      356,820       (3,599)      (1,756)       6,271     (110,727)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................     (326,955)      20,746       21,670          245       15,057
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...........................           --           --           --        1,199           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...........................           --           --           --       30,814           --
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares .     (326,955)      20,746       21,670       32,258       15,057
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................      113,036      (34,705)     (23,325)     (35,849)    (113,265)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....  $   142,901  $   (17,558) $    (3,411) $     2,680  $  (208,935)
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                           INVESCO VARIABLE
                                                                      INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------  ------------------------
                                                                                MID CAP
                                                                    HIGH         CORE
                                                                    YIELD       EQUITY      TECHNOLOGY    BALANCED    ENTERPRISE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................  $   356,820  $    (3,599) $    (1,756) $     6,271  $  (110,727)
  Net realized gain (loss) on investments in portfolio shares .     (326,955)      20,746       21,670       32,258       15,057
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................      113,036      (34,705)     (23,325)     (35,849)    (113,265)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....      142,901      (17,558)      (3,411)       2,680     (208,935)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) .........       12,695          511        1,823       16,410       75,634
  Contract redemptions ........................................     (664,597)     (83,499)     (11,705)     (26,255)    (807,140)
  Net transfers (including mortality transfers) ...............    7,382,227       23,478        5,958       69,428     (268,888)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...........................    6,730,325      (59,510)      (3,924)      59,583   (1,000,394)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................    6,873,226      (77,068)      (7,335)      62,263   (1,209,329)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    3,617,815      304,162      115,171      594,470    8,339,959
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $10,491,041  $   227,094  $   107,836  $   656,733  $ 7,130,630
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
               JANUS ASPEN SERIES (CONTINUED)                             LAZARD RETIREMENT SERIES, INC
-------------------------------------------------------------  ---------------------------------------------------
                                                                                              US
                                        PERKINS                 EMERGING                   SMALL-MID       US
                                        MID CAP                  MARKETS   INTERNATIONAL      CAP       STRATEGIC
   FORTY        JANUS      OVERSEAS      VALUE     WORLDWIDE     EQUITY        EQUITY        EQUITY       EQUITY
------------------------------------------------------------------------------------------------------------------
$        636  $  50,466  $    12,461  $      373  $    50,600  $   30,113  $       4,359  $        --  $     2,970

       2,312    109,268       40,514         655      111,550      35,668          3,815       20,267        4,429
         229     11,825        2,410          78       12,208       1,153             87        1,469          118
------------------------------------------------------------------------------------------------------------------
       2,541    121,093       42,924         733      123,758      36,821          3,902       21,736        4,547
------------------------------------------------------------------------------------------------------------------
      (1,905)   (70,627)     (30,463)       (360)     (73,158)     (6,708)           457      (21,736)      (1,577)
------------------------------------------------------------------------------------------------------------------

       7,792    (16,118)      87,430       1,146     (164,100)     20,887         20,130      (26,443)     (15,779)

          --         --           --          --           --          --             --        3,619           --

          --         --       25,986          --           --          --             --       95,055           --
------------------------------------------------------------------------------------------------------------------
       7,792    (16,118)     113,416       1,146     (164,100)     20,887         20,130       72,231      (15,779)
------------------------------------------------------------------------------------------------------------------

     (22,319)  (481,432)  (1,093,895)     (2,486)  (1,093,956)   (495,982)       (39,413)    (192,773)      16,482
------------------------------------------------------------------------------------------------------------------
$    (16,432) $(568,177) $(1,010,942) $   (1,700) $(1,331,214) $ (481,803) $     (18,826) $  (142,278) $      (874)
==================================================================================================================

==================================================================================================================
               JANUS ASPEN SERIES (CONTINUED)                             LAZARD RETIREMENT SERIES, INC
-------------------------------------------------------------  ---------------------------------------------------
                                                                                              US
                                        PERKINS                 EMERGING                   SMALL-MID       US
                                        MID CAP                  MARKETS   INTERNATIONAL      CAP       STRATEGIC
   FORTY        JANUS      OVERSEAS      VALUE     WORLDWIDE     EQUITY        EQUITY        EQUITY       EQUITY
------------------------------------------------------------------------------------------------------------------
$     (1,905) $  (70,627) $  (30,463) $     (360) $   (73,158) $   (6,708) $         457  $   (21,736) $    (1,577)
       7,792     (16,118)    113,416       1,146     (164,100)     20,887         20,130       72,231      (15,779)

     (22,319)   (481,432) (1,093,895)     (2,486)  (1,093,956)   (495,982)       (39,413)    (192,773)      16,482
------------------------------------------------------------------------------------------------------------------

     (16,432)   (568,177) (1,010,942)     (1,700)  (1,331,214)   (481,803)       (18,826)    (142,278)        (874)
------------------------------------------------------------------------------------------------------------------

       4,616     165,344      34,863         106      121,085       8,452          1,639        7,437        1,955
     (30,117)   (721,037)   (390,628)     (4,317)    (785,249)   (362,613)       (43,998)    (137,945)     (20,904)
       9,698    (248,931) (1,214,966)     (4,884)    (165,199)   (871,862)        42,984     (203,548)       3,269
------------------------------------------------------------------------------------------------------------------

     (15,803)   (804,624) (1,570,731)     (9,095)    (829,363) (1,226,023)           625     (334,056)     (15,680)
------------------------------------------------------------------------------------------------------------------
     (32,235) (1,372,801) (2,581,673)    (10,795)  (2,160,577) (1,707,826)       (18,201)    (476,334)     (16,554)
------------------------------------------------------------------------------------------------------------------
     197,063   9,141,855   4,338,276      57,694    9,663,572   3,056,083        222,731    1,736,087      296,284
------------------------------------------------------------------------------------------------------------------
$    164,828  $7,769,054  $1,756,603  $   46,899  $ 7,502,995  $1,348,257  $     204,530  $ 1,259,753  $   279,730
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                     LEGG MASON
                                                                                                                      PARTNERS
                                                                                                                      VARIABLE
                                                                                                                       INCOME
                                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST          TRUST
                                                                 --------------------------------------------------  -----------
                                                                              CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE    WESTERN
                                                                 CLEARBRIDGE    EQUITY     FUNDAMENTAL     LARGE        ASSET
                                                                  AGGRESSIVE    INCOME       ALL CAP        CAP      GLOBAL HIGH
                                                                   GROWTH       BUILDER       VALUE       GROWTH     YIELD BOND
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in portfolio shares ........  $       368  $     2,053  $     2,215  $       283  $    28,684
Expenses:
 Mortality and expense risk fees ..............................        3,064          759        2,916          952       30,634
 Administrative fees ..........................................           33           19           34            8           63
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses .............................................        3,097          778        2,950          960       30,697
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (expense) ..............................       (2,729)       1,275         (735)        (677)      (2,013)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
 Net realized gains (losses) on sales of investments
  in portfolio shares .........................................       18,509       (6,058)       6,932        2,874      149,308
 Net realized short-term capital gain distributions from
  investments in portfolio shares .............................           --           --           --           --           --
 Net realized long-term capital gain distributions from
  investments in portfolio shares .............................           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments in portfolio shares          18,509       (6,058)       6,932        2,874      149,308
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................      (21,582)       8,575      (21,536)      (3,712)     (23,237)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ......  $    (5,802) $     3,792  $   (15,339) $    (1,515) $   124,058
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                     LEGG MASON
                                                                                                                      PARTNERS
                                                                                                                      VARIABLE
                                                                                                                       INCOME
                                                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST          TRUST
                                                                 --------------------------------------------------  -----------
                                                                              CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE    WESTERN
                                                                 CLEARBRIDGE    EQUITY     FUNDAMENTAL     LARGE        ASSET
                                                                  AGGRESSIVE    INCOME       ALL CAP        CAP      GLOBAL HIGH
                                                                   GROWTH       BUILDER       VALUE       GROWTH     YIELD BOND
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................  $    (2,729)   $   1,275  $      (735) $      (677) $    (2,013)
  Net realized gain (loss) on investments in portfolio shares .       18,509       (6,058)       6,932        2,874      149,308
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................      (21,582)       8,575      (21,536)      (3,712)     (23,237)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....       (5,802)       3,792      (15,339)      (1,515)     124,058
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) .........          175           23        1,097           --          363
  Contract redemptions ........................................      (16,675)     (10,982)     (36,432)      (3,542)     (75,678)
  Net transfers (including mortality transfers) ...............      110,726       11,805       34,473       (1,077)  (3,334,531)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...........................       94,226          846         (862)      (4,619)  (3,409,846)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................       88,424        4,638      (16,201)      (6,134)  (3,285,788)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       92,622       67,588      168,341       66,569    3,325,960
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $   181,046    $  72,226  $   152,140  $    60,435  $    40,172
================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST            LORD
(continued)   ABBETT SERIES FUND, INC                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------  -----------------------  ----------------------------------------------------------------------
  WESTERN
   ASSET                    GROWTH                             MID CAP      SHORT
 STRATEGIC     CAPITAL       AND        MID-CAP   LARGE CAP   INTRINSIC    DURATION    SMALL-CAP    SOCIALLY
    BOND      STRUCTURE     INCOME      GROWTH    VALUE (m)*  VALUE (n)*     BOND        GROWTH    RESPONSIVE
-------------------------------------------------------------------------------------------------------------
$     38,409  $  12,182  $     25,557  $      --  $       --  $    2,366  $   62,253  $        --  $      679

       9,964      6,683        47,596      8,285      19,537       7,929      21,496        1,893       3,283
         210        300         4,145        394       1,420         102         912           38         126
-------------------------------------------------------------------------------------------------------------
      10,174      6,983        51,741      8,679      20,957       8,031      22,408        1,931       3,409
-------------------------------------------------------------------------------------------------------------
      28,235      5,199       (26,184)    (8,679)    (20,957)     (5,665)     39,845       (1,931)     (2,730)
-------------------------------------------------------------------------------------------------------------

      15,127      3,507      (105,294)    60,095     (14,425)     64,264     (32,097)       5,954      (1,184)

          --         --            --         --          --          --          --           --          --

          --         --            --         --          --          --          --           --          --
-------------------------------------------------------------------------------------------------------------
      15,127      3,507      (105,294)    60,095     (14,425)     64,264     (32,097)       5,954      (1,184)
-------------------------------------------------------------------------------------------------------------

      (5,229)   (11,607)     (144,423)   (86,125)   (130,646)    (82,812)    (24,338)     (10,822)     (4,571)
-------------------------------------------------------------------------------------------------------------
$     38,133  $  (2,901) $   (275,901) $ (34,709) $ (166,028) $  (24,213) $  (16,590) $    (6,799) $   (8,485)
=============================================================================================================

================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST            LORD
(continued)   ABBETT SERIES FUND, INC                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------  -----------------------  ----------------------------------------------------------------------
  WESTERN
   ASSET                    GROWTH                             MID CAP      SHORT
 STRATEGIC     CAPITAL       AND        MID-CAP   LARGE CAP   INTRINSIC    DURATION    SMALL-CAP    SOCIALLY
    BOND      STRUCTURE     INCOME      GROWTH    VALUE (m)*  VALUE (n)*     BOND        GROWTH    RESPONSIVE
-------------------------------------------------------------------------------------------------------------
$     28,235  $   5,199  $    (26,184) $  (8,679) $  (20,957) $   (5,665) $   39,845  $    (1,931) $   (2,730)
      15,127      3,507      (105,294)    60,095     (14,425)     64,264     (32,097)       5,954      (1,184)

      (5,229)   (11,607)     (144,423)   (86,125)   (130,646)    (82,812)    (24,338)     (10,822)     (4,571)
-------------------------------------------------------------------------------------------------------------
      38,133     (2,901)     (275,901)   (34,709)   (166,028)    (24,213)    (16,590)      (6,799)     (8,485)
-------------------------------------------------------------------------------------------------------------

         157      8,226        53,038      2,170       5,001         645       8,136        4,123         430
    (159,727)   (64,528)     (472,418)   (78,434)   (217,088)    (81,881)   (254,881)      (6,059)    (13,626)
     629,557    (45,757)       41,430     65,304    (193,683)   (137,825)    257,607       47,692       2,471
-------------------------------------------------------------------------------------------------------------

     469,987   (102,059)     (377,950)   (10,960)   (405,770)   (219,061)     10,862       45,756     (10,725)
-------------------------------------------------------------------------------------------------------------
     508,120   (104,960)     (653,851)   (45,669)   (571,798)   (243,274)     (5,728)      38,957     (19,210)
-------------------------------------------------------------------------------------------------------------
     416,799    531,462     3,881,106    561,017   1,722,012     571,279   1,444,263       73,111     212,124
-------------------------------------------------------------------------------------------------------------
$    924,919  $ 426,502  $  3,227,255  $ 515,348  $1,150,214  $  328,005  $1,438,535  $   112,068  $  192,914
=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                            PIMCO VARIABLE
                                                             NORTHERN LIGHTS VARIABLE TRUST                 INSURANCE TRUST
                                                      ---------------------------------------------   ----------------------------
                                                                                          JNF                         COMMODITY-
                                                           JNF             JNF           MONEY            ALL         REALRETURN
                                                         BALANCED         EQUITY         MARKET          ASSET         STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..............................   $     109,991   $     126,588   $         705   $      26,523  $      33,871
Expenses:
  Mortality and expense risk fees .................         112,257         210,799         132,823           4,741          3,087
  Administrative fees .............................          11,009          21,980           8,830             515            318
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ................................         123,266         232,779         141,653           5,256          3,405
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .................         (13,275)       (106,191)       (140,948)         21,267         30,466
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares ............              88        (252,233)             --             (43)       (26,194)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..............................              --              --              --              --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..............................              --              --              --              --             --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio shares ...............              88        (252,233)             --             (43)       (26,194)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ................................         397,552         350,054              --         (22,470)       (23,576)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ............................   $     384,365   $      (8,370)   $   (140,948)   $     (1,246)  $    (19,304)
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                               PIMCO VARIABLE
                                                             NORTHERN LIGHTS VARIABLE TRUST                    INSURANCE TRUST
                                                      ---------------------------------------------   ----------------------------
                                                                                           JNF                         COMMODITY-
                                                          JNF             JNF             MONEY             ALL        REALRETURN
                                                        BALANCED         EQUITY           MARKET           ASSET        STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................    $     (13,275)  $    (106,191)  $    (140,948)  $      21,267  $      30,466
  Net realized gain (loss) on
    investments in portfolio shares ..............               88        (252,233)             --             (43)       (26,194)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .............................          397,552         350,054              --         (22,470)       (23,576)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ............................          384,365          (8,370)       (140,948)         (1,246)       (19,304)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
  transactions:
  Net contract purchase payments
    (including breakage) .........................          123,541         254,677         384,616          11,492          3,933
  Contract redemptions ...........................         (807,422)     (1,403,601)     (2,006,045)        (41,893)        (9,049)
  Net transfers (including mortality
    transfers) ...................................          114,246        (733,351)       (385,267)         99,989        (80,903)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .........         (569,635)     (1,882,275)     (2,006,696)         69,588        (86,019)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......         (185,270)     (1,890,645)     (2,147,644)         68,342       (105,323)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................        8,609,847      17,022,209      10,956,920         311,292        304,958
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............    $   8,424,577   $  15,131,564   $   8,809,276   $     379,634  $     199,635
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
              FOREIGN
 EMERGING      BOND         GLOBAL                           LONG
  MARKETS   US DOLLAR-       BOND            HIGH           TERM US          LOW             REAL          SHORT-          TOTAL
   BOND       HEDGED       UNHEDGED          YIELD        GOVERNMENT       DURATION         RETURN          TERM           RETURN
----------------------------------------------------------------------------------------------------------------------------------

$    4,412  $     1,073  $       6,669   $      71,330   $      13,164   $     10,712   $      53,252   $      13,342   $  120,309

     1,044          635          3,737          14,980           8,516         10,570          36,618          21,915       66,305
       113           72            245             948             276            219           2,207             353        2,823
----------------------------------------------------------------------------------------------------------------------------------
     1,157          707          3,982          15,928           8,792         10,789          38,825          22,268       69,128
----------------------------------------------------------------------------------------------------------------------------------
     3,255          366          2,687          55,402           4,372            (77)         14,427          (8,926)      51,181
----------------------------------------------------------------------------------------------------------------------------------

     (126)          790          9,881         105,725          13,767          3,850         142,340           9,795        4,058

        --           --          4,388              --          17,419             --          71,566           1,712       27,260

        --          461            240              --             677             --          11,372             498       29,494
----------------------------------------------------------------------------------------------------------------------------------
      (126)       1,251         14,509         105,725          31,863          3,850         225,278          12,005       60,812
----------------------------------------------------------------------------------------------------------------------------------

       411          789         (4,889)        (85,074)         67,426         (4,043)          1,794         (16,944)     (60,093)
----------------------------------------------------------------------------------------------------------------------------------

$    3,540  $     2,406  $      12,307   $      76,053   $     103,661   $       (270)  $     241,499   $     (13,865)  $   51,900
==================================================================================================================================

================================================================================

                                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
              FOREIGN
 EMERGING      BOND         GLOBAL                          LONG
  MARKETS    US DOLLAR-      BOND            HIGH          TERM US           LOW             REAL          SHORT-          TOTAL
   BOND       HEDGED        UNHEDGED         YIELD        GOVERNMENT       DURATION         RETURN          TERM          RETURN
----------------------------------------------------------------------------------------------------------------------------------
$    3,255  $       366  $       2,687   $      55,402   $       4,372   $        (77)  $      14,427   $      (8,926)  $   51,181
      (126)       1,251         14,509         105,725          31,863          3,850         225,278          12,005       60,812

       411          789         (4,889)        (85,074)         67,426         (4,043)          1,794         (16,944)     (60,093)
----------------------------------------------------------------------------------------------------------------------------------
     3,540        2,406         12,307          76,053         103,661           (270)        241,499         (13,865)      51,900
----------------------------------------------------------------------------------------------------------------------------------

       590          219          1,335           4,773           2,563             (8)         12,225             413       10,891
   (19,956)         (30)       (34,264)        (72,924)        (30,678)      (185,652)       (356,776)       (446,320)    (563,813)
        71      (12,534)        37,238      (1,796,625)        177,307        265,444         626,016         301,556       20,189
----------------------------------------------------------------------------------------------------------------------------------

   (19,295)     (12,345)         4,309      (1,864,776)        149,192         79,784         281,465        (144,351)    (532,733)
----------------------------------------------------------------------------------------------------------------------------------
   (15,755)      (9,939)        16,616      (1,788,723)        252,853         79,514         522,964        (158,216)    (480,833)
----------------------------------------------------------------------------------------------------------------------------------
   109,761       57,917        191,337       2,732,080         387,601        619,977       2,601,400       1,495,583    3,725,220
----------------------------------------------------------------------------------------------------------------------------------
$   94,006  $    47,978  $     207,953   $     943,357   $     640,454   $    699,491   $   3,124,364   $   1,337,367   $3,244,387
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                          PIONEER VARIABLE CONTRACTS TRUST
                                                         ---------------------------------------------------------------
                                                          FUNDAMENTAL    EMERGING        EQUITY                  HIGH
                                                          VALUE (o)*      MARKETS        INCOME       FUND       YIELD
------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares .................................   $        750    $         --   $ 18,707   $   4,133   $  31,862
Expenses:
  Mortality and expense risk fees ....................          1,305           2,945     11,527       4,765       9,928
  Administrative fees                                             154             271        596         126          59
------------------------------------------------------------------------------------------------------------------------
    Total expenses ...................................          1,459           3,216     12,123       4,891       9,987
------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ....................           (709)         (3,216)     6,584        (758)     21,875
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ..................           (125)        (22,391)    32,211       1,531     138,329
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ...........................................             --              --         --          --          --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares ...........................................             --              --         --      19,305          --
------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares .................................           (125)        (22,391)    32,211      20,836     138,329
------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ............................................         (4,217)        (40,579)    11,028     (41,980)    (94,386)
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................   $     (5,051)   $    (66,186)  $ 49,823   $ (21,902)  $  65,818
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                          PIONEER VARIABLE CONTRACTS TRUST
                                                      -----------------------------------------------------------------
                                                      FUNDAMENTAL    EMERGING       EQUITY                        HIGH
                                                       VALUE (o)*    MARKETS        INCOME       FUND            YIELD
-----------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................  $     (709)   $  (3,216)   $      6,584  $    (758)   $     21,875
  Net realized gain (loss) on
    investments in portfolio shares ...............        (125)     (22,391)         32,211     20,836         138,329
  Net change in unrealized appreciation
    (depreciation) of
    investments in portfolio shares ...............      (4,217)     (40,579)         11,028    (41,980)        (94,386)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .............................      (5,051)     (66,186)         49,823    (21,902)         65,818
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments
    (including breakage) ..........................       4,189        3,999          11,632      4,770           1,034
  Contract redemptions ............................      (5,257)     (24,260)       (174,237)    (8,551)       (138,721)
  Net transfers (including mortality
    transfers) ....................................          (1)      18,770         921,610    (12,567)     (1,461,387)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ..........      (1,069)      (1,491)        759,005    (16,348)     (1,599,074)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
        net assets ................................      (6,120)     (67,677)        808,828    (38,250)     (1,533,256)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................     107,053      257,874         849,123    353,335       1,637,337
-----------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................  $  100,933    $ 190,197    $  1,657,951  $ 315,085    $    104,081
=======================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

       PIONEER VARIABLE                      ROYCE
   CONTRACTS TRUST (CONTINUED)            CAPITAL FUND                   GUGGENHEIM VARIABLE INSURANCE FUNDS (h)*
----------------------------------  ------------------------  --------------------------------------------------------------
                                                                               RYDEX                               RYDEX
 MID CAP      MONEY     STRATEGIC                                RYDEX         BASIC              RYDEX         COMMODITIES
  VALUE    MARKET (f)*    INCOME     MICRO-CAP    SMALL-CAP   BANKING (j)*  MATERIALS (j)*  BIOTECHNOLOGY (j)*   STRATEGY (j)*
----------------------------------------------------------------------------------------------------------------------------

$     784  $         2  $   10,526  $    14,755  $     3,503  $        194  $          --   $              --   $     16,594

    1,424          248       2,988       11,505       19,565         1,338         11,627              12,665          2,411
      120           30         119          489          763            54            189                 324            107
----------------------------------------------------------------------------------------------------------------------------
    1,544          278       3,107       11,994       20,328         1,392         11,816              12,989          2,518
----------------------------------------------------------------------------------------------------------------------------
     (760)        (276)      7,419        2,761      (16,825)       (1,198)       (11,816)            (12,989)        14,076
----------------------------------------------------------------------------------------------------------------------------

    2,830           --         387       28,313      223,815       (13,830)          (302)             56,852         (2,033)

       --           --          --           --           --            --             --                  --             --

       --           --       1,018           --           --            --          9,133                  --             --
----------------------------------------------------------------------------------------------------------------------------
    2,830           --       1,405       28,313      223,815       (13,830)        88,831              56,852         (2,033)
----------------------------------------------------------------------------------------------------------------------------

  (16,616)          --      (9,763)    (144,841)    (211,709)       (8,525)      (259,353)            (51,026)       (32,813)
----------------------------------------------------------------------------------------------------------------------------
$ (14,546) $      (276) $     (939) $  (113,767) $    (4,719) $    (23,553)  $   (182,338)  $          (7,163)  $    (20,770)
============================================================================================================================

================================================================================

        PIONEER VARIABLE                     ROYCE
   CONTRACTS TRUST (CONTINUED)            CAPITAL FUND                    GUGGENHEIM VARIABLE INSURANCE FUNDS (h)*
----------------------------------  ------------------------  --------------------------------------------------------------
                                                                                RYDEX                               RYDEX
 MID CAP      MONEY     STRATEGIC                                RYDEX          BASIC            RYDEX           COMMODITIES
  VALUE    MARKET (f)*   INCOME      MICRO-CAP    SMALL-CAP   BANKING (j)*   MATERIALS (j)*  BIOTECHNOLOGY (j)*   STRATEGY(j)*
----------------------------------------------------------------------------------------------------------------------------
$    (760) $      (276) $    7,419  $     2,761  $   (16,825) $     (1,198)  $    (11,816)   $       (12,989)    $    14,076
    2,830           --       1,405       28,313      223,815       (13,830)        88,831             56,852          (2,033)

  (16,616)          --      (9,763)    (144,841)    (211,709)       (8,525)      (259,353)           (51,026)        (32,813)
----------------------------------------------------------------------------------------------------------------------------
  (14,546)        (276)       (939)    (113,767)      (4,719)      (23,553)      (182,338)            (7,163)        (20,770)
----------------------------------------------------------------------------------------------------------------------------

      145           --         434        7,713        9,981         1,322         11,488              4,177             204
  (22,415)          --     (13,891)    (223,532)    (344,508)      (16,081)      (153,901)          (220,564)        (21,971)
  (11,163)     (61,203)     26,795     (131,959)    (666,179)      (21,456)      (215,105)            78,558          (3,487)
----------------------------------------------------------------------------------------------------------------------------

  (33,433)     (61,203)     13,338     (347,778)  (1,000,706)      (36,215)      (357,518)          (137,829)        (25,254)
----------------------------------------------------------------------------------------------------------------------------
  (47,979)     (61,479)     12,399     (461,545)  (1,005,425)      (59,768)      (539,856)          (144,992)        (46,024)
----------------------------------------------------------------------------------------------------------------------------
  119,730       61,479     194,904    1,010,970    1,984,256       100,325      1,038,712            829,157         164,854
----------------------------------------------------------------------------------------------------------------------------
$  71,751  $        --  $  207,303  $   549,425  $   978,831  $     40,557   $    498,856    $       684,165  $      118,830
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                     ----------------------------------------------------------------------------
                                                        RYDEX          RYDEX                                          RYDEX
                                                       CONSUMER        DOW 2X          RYDEX            RYDEX         ENERGY
                                                     PRODUCTS (j)*   STRATEGY (j)*  ELECTRONICS (j)*  ENERGY (j)*   SERVICES (j)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares ..........................   $      12,589   $         --   $           --    $       --   $           --
Expenses:
  Mortality and expense risk fees ................          14,170         23,098            1,358        38,135           29,160
  Administrative fees ............................             256            480               68         1,120              954
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............................          14,426         23,578            1,426        39,255           30,114
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ................          (1,837)       (23,578)         (1,426)       (39,255)         (30,114)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares ...........         113,166        233,950          (34,695)      265,433         (122,158)
  Net realized short-term capital
    gain distributions
    from investments in portfolio shares .........              --             --               --            --               --
  Net realized long-term capital
    gain distributions
    from investments in portfolio shares .........              --             --           53,837         9,368          206,038
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio
    shares .......................................         113,166        233,950           19,142       274,801           83,880
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio shares .............         (43,880)       (79,738)         (26,828)     (404,283)        (687,121)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .....................   $      67,449   $    130,634   $       (9,112)   $ (168,737)  $     (633,355)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                              GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                     ------------------------------------------------------------------------
                                                        RYDEX           RYDEX                                       RYDEX
                                                       CONSUMER         DOW 2X        RYDEX           RYDEX         ENERGY
                                                     PRODUCTS(j)*    STRATEGY(j)*  ELECTRONICS(j)*  ENERGY(j)*   SERVICES(j)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................   $      (1,837)  $    (23,578) $        (1,426) $  (39,255)  $    (30,114)
  Net realized gain (loss) on investments
    in portfolio shares ..........................         113,166        233,950           19,142     274,801         83,880
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ..........................         (43,880)       (79,738)         (26,828)   (404,283)      (687,121)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .....................          67,449        130,634           (9,112)   (168,737)      (633,355)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
  transactions:
  Net contract purchase payments
    (including breakage) .........................           3,093          1,889            2,000      20,691         27,820
  Contract redemptions ...........................         (72,092)       (39,585)          (9,830)   (277,192)      (233,048)
  Net transfers (including
    mortality transfers) .........................        (130,393)      (424,579)         (31,652)   (657,595)        70,315
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from contract
      owners' transactions .......................        (199,392)      (462,275)         (39,482)   (914,096)      (134,913)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............................        (131,943)      (331,641)         (48,594) (1,082,833)      (768,268)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................         924,104      1,487,150           82,277   2,564,648      2,239,950
-----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................   $     792,161   $  1,155,509  $        33,683  $1,481,815   $  1,471,682
=============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                RYDEX                                              RYDEX
                             GOVERNMENT                              RYDEX        INVERSE        RYDEX           RYDEX
    RYDEX         RYDEX         LONG        RYDEX                   INVERSE       GOVERNMENT    INVERSE         INVERSE
EUROPE 1.25X   FINANCIAL     BOND 1.2X     HEALTH      RYDEX        DOW 2X        LONG BOND      MID-CAP      NASDAQ-100(R)
STRATEGY(j)*  SERVICES(j)*  STRATEGY(j)*  CARE(j)*  INTERNET(j)*  STRATEGY(j)*  STRATEGY (j)*  STRATEGY (j)*  STRATEGY(j)*
--------------------------------------------------------------------------------------------------------------------------
$         --  $        185  $     21,585  $     --  $         --  $         --  $          --  $          --  $         --
       2,198         1,601        16,398     7,747         1,895         6,843          3,549            114         3,999
         189           101         1,279       335            90           563            147              8           232
--------------------------------------------------------------------------------------------------------------------------
       2,387         1,702        17,677     8,082         1,985         7,406          3,696            122         4,231
--------------------------------------------------------------------------------------------------------------------------
      (2,387)       (1,517)        3,908    (8,082)       (1,985)       (7,406)        (3,696)          (122)       (4,231)
--------------------------------------------------------------------------------------------------------------------------

     (10,343)        2,746       125,609    58,499         1,291       (61,402)       (34,364)        (1,458)      (55,267)

          --            --            --        --            --            --             --             --            --

          --            --            --        --            --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------
     (10,343)        2,746       125,609    58,499         1,291       (61,402)       (34,364)        (1,458)      (55,267)
--------------------------------------------------------------------------------------------------------------------------

      (5,000)      (16,478)       39,842   (28,974)      (16,537)      (18,560)       (31,234)           453        14,346
--------------------------------------------------------------------------------------------------------------------------
$    (17,730) $    (15,249) $    169,359  $ 21,443  $    (17,231) $    (87,368) $     (69,294) $      (1,127) $    (45,152)
==========================================================================================================================

================================================================================

                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                               RYDEX                                                RYDEX
                             GOVERNMENT                              RYDEX         INVERSE         RYDEX         RYDEX
    RYDEX        RYDEX          LONG       RYDEX                    INVERSE      GOVERNMENT       INVERSE       INVERSE
EUROPE 1.25X   FINANCIAL     BOND 1.2X     HEALTH      RYDEX         DOW 2X       LONG BOND       MID-CAP    NASDAQ-100(r)
STRATEGY(j)*  SERVICES(j)*  STRATEGY(j)*  CARE(j)*  INTERNET(j)*  STRATEGY(j)*  STRATEGY (j)*  STRATEGY (j)*  STRATEGY(j)*
--------------------------------------------------------------------------------------------------------------------------
$     (2,387) $     (1,517) $      3,908  $  (8,082) $    (1,985) $     (7,406) $      (3,696) $        (122) $     (4,231)
     (10,343)        2,746       125,609     58,499        1,291       (61,402)       (34,364)        (1,458)      (55,267)

      (5,000)      (16,478)       39,842    (28,974)     (16,537)      (18,560)       (31,234)           453        14,346
--------------------------------------------------------------------------------------------------------------------------
     (17,730)      (15,249)      169,359     21,443      (17,231)      (87,368)       (69,294)        (1,127)      (45,152)
--------------------------------------------------------------------------------------------------------------------------

         628            --           905        344          111         4,410             73            320         3,750
     (47,920)      (17,544)     (451,507)  (158,544)     (13,717)      (10,570)        (5,389)           (89)      (13,071)
      (5,462)       47,873       558,999     26,042      (55,528)       78,468       (110,694)         1,563       340,739
--------------------------------------------------------------------------------------------------------------------------

     (52,754)       30,329       108,397   (132,158)     (69,134)       72,308       (116,010)         1,794       331,418
--------------------------------------------------------------------------------------------------------------------------
     (70,484)       15,080       277,756   (110,715)     (86,365)      (15,060)      (185,304)           667       286,266
--------------------------------------------------------------------------------------------------------------------------
     151,443       154,213     1,119,548    392,587      151,384       450,817        304,594          7,184       211,106
--------------------------------------------------------------------------------------------------------------------------
$     80,959  $    169,293  $  1,397,304  $ 281,872  $    65,019  $    435,757  $     119,290  $       7,851  $    497,372
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                    ----------------------------------------------------------------------
                                                       RYDEX
                                                      INVERSE          RYDEX                                        RYDEX
                                                      RUSSELL         INVERSE         RYDEX                        MID CAP
                                                      2000(R)         S&P 500       JAPAN 2X         RYDEX          1.5X
                                                    STRATEGY (j)*  STRATEGY (j)*  STRATEGY (j)*  LEISURE (j)*   STRATEGY(j)*
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares .........................  $          --   $          --  $          --  $          --  $          --
Expenses:
  Mortality and expense risk fees ...............           1,657          6,749          2,150            442          9,084
  Administrative fees ...........................              72            207            125             39            468
-----------------------------------------------------------------------------------------------------------------------------
    Total expenses ..............................           1,729          6,956          2,275            481          9,552
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...............          (1,729)        (6,956)        (2,275)          (481)        (9,552)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares ............................         (11,525)       (72,296)       (79,109)         2,541         13,947
  Net realized short-term
    capital gain distributions from
    investments in portfolio shares .............              --             --             --             --             --
  Net realized long-term
    capital gain distributions from
    investments in portfolio shares .............              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in portfolio shares ........         (11,525)       (72,296)       (79,109)         2,541         13,947
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares ...............           6,548         (6,611)       (18,598)        (2,024)       (75,454)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ................  $      (6,706)  $     (85,863) $     (99,982) $          36  $     (71,059)
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                   --------------------------------------------------------------------------
                                                       RYDEX
                                                      INVERSE          RYDEX                                        RYDEX
                                                      RUSSELL         INVERSE         RYDEX                        MID CAP
                                                      2000(R)         S&P 500        JAPAN 2X        RYDEX          1.5X
                                                    STRATEGY (j)*  STRATEGY (j)*  STRATEGY (j)*  LEISURE (j)*   STRATEGY(j)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............  $       (1,729) $      (6,956) $      (2,275) $        (481) $      (9,552)
  Net realized gain (loss) on
    investments in portfolio shares .............         (11,525)       (72,296)       (79,109)         2,541         13,947
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio shares .............           6,548         (6,611)       (18,598)        (2,024)       (75,454)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ................          (6,706)       (85,863)       (99,982)            36        (71,059)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
  transactions:
  Net contract purchase
    payments (including breakage) ...............             241            393             12             67          3,203
  Contract redemptions ..........................          (3,660)      (157,480)       (20,442)        (6,968)       (74,641)
  Net transfers (including
    mortality transfers) ........................         (56,689)       727,516        (21,279)       (16,207)      (201,653)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from contract
      owners' transactions ......................         (60,108)       570,429        (41,709)       (23,108)      (273,091)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease) in net assets ................         (66,814)       484,566       (141,691)       (23,072)      (344,150)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................          93,565        189,061        232,605         46,571        657,289
-----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................  $       26,751  $     673,627  $      90,914  $      23,499  $     313,139
-----------------------------------------------------------------------------------------------------------------------------

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                  RYDEX        RYDEX
                   RYDEX                      RYDEX       RYDEX                  RUSSELL      RUSSELL       RYDEX
    RYDEX      NASDAQ-100(R)     RYDEX      PRECIOUS      REAL       RYDEX    2000(R) 1.5X   2000(R) 2X  S&P 500 2X
NASDAQ-100(R)   2X STRATEGY      NOVA        METALS      ESTATE    RETAILING    STRATEGY      STRATEGY    STRATEGY
    (j)*           (j)*          (j)*         (j)*        (j)*       (j)*         (j)*          (j)*
-------------------------------------------------------------------------------------------------------------------
$          --  $          --  $       546  $     2,509  $   5,429  $      --  $          --  $       --  $       --

       31,293         15,518       15,929       52,086     11,844        796          5,003       3,632      10,699
        3,112            686        1,695        1,600        222         67            405         124         343
-------------------------------------------------------------------------------------------------------------------
       34,405         16,204       17,624       53,686     12,066        863          5,408       3,756      11,042
-------------------------------------------------------------------------------------------------------------------
      (34,405)       (16,204)     (17,078)     (51,177)    (6,637)      (863)        (5,408)     (3,756)    (11,042)
-------------------------------------------------------------------------------------------------------------------

      488,360         65,831      143,822      153,611     26,979     23,456         31,617    (141,654)    108,396

           --         28,207           --           --         --         --             --      10,315          --

           --         83,874           --           --         --         --             --       7,014          --
-------------------------------------------------------------------------------------------------------------------
      488,360        177,912      143,822      153,611     26,979     23,456         31,617    (124,325)    108,396
-------------------------------------------------------------------------------------------------------------------

     (451,259)       (66,717)    (149,374)  (1,188,976)   (57,639)   (21,398)       (22,320)    (30,677)   (118,592)
-------------------------------------------------------------------------------------------------------------------
$       2,696  $      94,991  $   (22,630) $(1,086,542) $ (37,297) $   1,195  $       3,889  $ (158,758) $  (21,238)
===================================================================================================================

================================================================================

                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                  RYDEX        RYDEX
                   RYDEX                      RYDEX       RYDEX                  RUSSELL      RUSSELL       RYDEX
    RYDEX      NASDAQ-100(R)     RYDEX      PRECIOUS      REAL       RYDEX    2000(R) 1.5X   2000(R) 2X  S&P 500 2X
NASDAQ-100(R)   2X STRATEGY      NOVA        METALS      ESTATE    RETAILING    STRATEGY      STRATEGY    STRATEGY
    (j)*           (j)*          (j)*         (j)*        (j)*       (j)*         (j)*          (j)*
-------------------------------------------------------------------------------------------------------------------

$     (34,405) $     (16,204) $   (17,078) $   (51,177) $  (6,637) $    (863) $      (5,408) $   (3,756) $  (11,042)
      488,360        177,912      143,822      153,611     26,979     23,456         31,617    (124,325)    108,396

     (451,259)       (66,717)    (149,374)  (1,188,976)   (57,639)   (21,398)       (22,320)    (30,677)   (118,592)
-------------------------------------------------------------------------------------------------------------------

        2,696         94,991      (22,630)(  1,086,542)   (37,297)     1,195          3,889    (158,758)    (21,238)
-------------------------------------------------------------------------------------------------------------------

        6,756            555            3       21,008      1,972         --          1,193         138         562
     (266,362)       (43,563)    (280,308)(    555,804)  (121,969)    (4,889)       (57,702)     (8,644)   (112,646)
     (437,581)      (926,644)     (26,038)(    153,371)  (642,660)   (40,902)      (335,069)   (102,164)   (353,165)
-------------------------------------------------------------------------------------------------------------------

     (697,187)      (969,652)    (306,343)    (688,167)  (762,657)   (45,791)      (391,578)   (110,670)   (465,249)
-------------------------------------------------------------------------------------------------------------------
     (694,491)      (874,661)    (328,973)  (1,774,709)  (799,954)   (44,596)      (387,689)   (269,428)   (486,487)
-------------------------------------------------------------------------------------------------------------------
    2,707,425      1,562,281    1,461,433    4,356,679    959,312     84,990        722,292     328,303     999,255
-------------------------------------------------------------------------------------------------------------------
$   2,012,934  $     687,620  $ 1,132,460  $ 2,581,970  $ 159,358  $  40,394  $     334,603  $   58,875  $  512,768
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                   ---------------------------------------------------------------------------------
                                                                       RYDEX             RYDEX             RYDEX
                                      RYDEX           RYDEX             S&P               S&P               S&P
                                     S&P 500         S&P 500           MIDCAP           MIDCAP           SMALLCAP
                                      PURE             PURE           400 PURE         400 PURE          600 PURE
                                   GROWTH(j)*       VALUE (j)*      GROWTH (j)*       VALUE (j)*        GROWTH (j)*
--------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares ....................... $        --     $        135     $          --     $        --      $          --
Expenses:
  Mortality and expense risk
    fees .........................      16,204           11,154            17,135           3,537              5,059
  Administrative fees ............         803              562               492             298                175
--------------------------------------------------------------------------------------------------------------------
    Total expenses ...............      17,007           11,716            17,627           3,835              5,234
--------------------------------------------------------------------------------------------------------------------
  Net investment income
   (expense) .....................     (17,007)         (11,581)          (17,627)         (3,835)            (5,234)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments in portfolio
  shares:
  Net realized gains (losses)
    on sales of investments in
    portfolio shares .............     115,632           54,498            10,688          47,542            (17,358)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............          --               --                --              --                 --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............          --               --            47,994              --                 --
--------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio
    shares .......................     115,632           54,498            58,682          47,542            (17,358)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................    (184,456)         (69,716)         (142,362)        (48,519)           (23,600)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from
      operations ................. $   (85,831)    $    (26,799)    $    (101,307)    $    (4,812)     $     (46,192)
====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                  ---------------------------------------------------------------------------------
                                                                       RYDEX            RYDEX             RYDEX
                                     RYDEX           RYDEX              S&P              S&P               S&P
                                    S&P 500         S&P 500           MIDCAP           MIDCAP           SMALLCAP
                                     PURE             PURE           400 PURE         400 PURE          600 PURE
                                  GROWTH(j)*       VALUE (j)*       GROWTH (j)*      VALUE (j)*        GROWTH (j)*
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) ..................  $   (17,007)    $    (11,581)    $     (17,627)    $    (3,835)     $      (5,234)
  Net realized gain (loss)
    on investments in
    portfolio shares ...........      115,632           54,498            58,682          47,542            (17,358)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments in portfolio
    shares .....................     (184,456)         (69,716)         (142,362)        (48,519)           (23,600)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations ...............      (85,831)         (26,799)         (101,307)         (4,812)           (46,192)
-------------------------------------------------------------------------------------------------------------------
Changes from contract
  owners' transactions:
  Net contract purchase
    payments (including
    breakage) ..................        1,196            5,571             3,382             353              1,489
  Contract redemptions .........     (313,452)        (189,564)         (234,051)        (54,937)           (29,076)
  Net transfers (including
    mortality transfers) .......      116,801       (1,403,648)         (804,924)       (297,453)           953,182
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions .............     (195,455)      (1,587,641)       (1,035,593)       (352,037)           925,595
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets ..............     (281,286)      (1,614,440)       (1,136,900)       (356,849)           879,403
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of
  period .......................      990,560        2,111,105         1,417,371         559,222            396,421
-------------------------------------------------------------------------------------------------------------------
    Net assets, end of
      period ...................  $   709,274     $    496,665     $     280,471     $   202,373      $   1,275,824
===================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   RYDEX
    S&P                                                                                                                  RYDEX
 SMALLCAP     ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS           CLS          MULTI-           U.S.        STRENGTHENING
 600 PURE    AGGRESSIVE    CONSERVATIVE      MODERATE     ADVISORONE    ADVISORONE       HEDGE        LONG SHORT       DOLLAR 2X
VALUE (j)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  AMERIGO (i)*  CLERMONT (i)* STRATEGIES (i)*  MOMENTUM (i)*  STRATEGY (j)*
----------------------------------------------------------------------------------------------------------------------------------
$       --  $         579  $          64  $       1,452  $         --  $      8,933  $            --  $          --  $          --
     4,383            600            263          6,363        20,867         6,436              218          1,512            162
       314             73             32            275         1,377           569                6             46              7
----------------------------------------------------------------------------------------------------------------------------------
     4,697            673            295          6,638        22,244         7,005              224          1,558            169
----------------------------------------------------------------------------------------------------------------------------------
    (4,697)           (94)          (231)        (5,186)      (22,244)        1,928             (224)        (1,558)          (169)
----------------------------------------------------------------------------------------------------------------------------------

    22,349            143            234            736         5,002        (4,362)            (614)        11,393         (1,461)

        --             --             --             --            --            --               --             --             --

        --             --             --             --            --            --               --             --             --
----------------------------------------------------------------------------------------------------------------------------------
    22,349            143            234            736         5,002        (4,362)            (614)        11,393         (1,461)
----------------------------------------------------------------------------------------------------------------------------------
   (48,501)        (2,857)          (620)       (13,803)     (100,628)       (6,379)           1,023        (18,624)           966
----------------------------------------------------------------------------------------------------------------------------------
$  (30,849) $      (2,808) $        (617) $     (18,253) $   (117,870) $     (8,813) $          185   $      (8,789) $        (664)
==================================================================================================================================

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   RYDEX
    S&P                                                                                                                  RYDEX
 SMALLCAP     ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS           CLS          MULTI-           U.S.        STRENGTHENING
 600 PURE    AGGRESSIVE    CONSERVATIVE      MODERATE     ADVISORONE    ADVISORONE       HEDGE        LONG SHORT       DOLLAR 2X
VALUE (j)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  AMERIGO (i)*  CLERMONT (i)* STRATEGIES (i)*  MOMENTUM (i)*  STRATEGY (j)*
----------------------------------------------------------------------------------------------------------------------------------
$   (4,697) $         (94)  $       (231) $      (5,186) $    (22,244) $       1,928 $          (224) $      (1,558) $        (169)
    22,349            143            234            736         5,002         (4,362)           (614)        11,393         (1,461)

   (48,501)        (2,857)          (620)       (13,803)     (100,628)        (6,379)          1,023        (18,624)           966
----------------------------------------------------------------------------------------------------------------------------------
   (30,849)        (2,808)          (617)       (18,253)     (117,870)        (8,813)            185         (8,789)          (664)
----------------------------------------------------------------------------------------------------------------------------------

     1,860         14,168             --         15,125        33,282          8,169              --          2,163            118
   (40,066)           (30)        (5,609)       (32,011)     (160,850)       (63,315)         (1,438)       (49,087)            --
   162,327             --             --        175,319       (51,037)       130,250            (999)        (2,906)         1,811
----------------------------------------------------------------------------------------------------------------------------------

   124,121         14,138         (5,609)       158,433      (178,605)        75,104          (2,437)       (49,830)         1,929
----------------------------------------------------------------------------------------------------------------------------------
    93,272         11,330         (6,226)       140,180      (296,475)        66,291          (2,252)       (58,619)         1,265
----------------------------------------------------------------------------------------------------------------------------------
   363,406         42,855         23,367        201,144     1,551,349        439,675          14,862        138,322          8,314
----------------------------------------------------------------------------------------------------------------------------------
$  456,678  $      54,185   $     17,141  $     341,324  $  1,254,874  $     505,966 $        12,610  $      79,703  $       9,579
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                       ------------------------------------------------------------------------------------------
                                                                                                   RYDEX U.S.
                                                                                                   GOVERNMENT
                                            RYDEX           RYDEX TELE-             RYDEX             MONEY            RYDEX
                                       TECHNOLOGY (j)*  COMMUNICATIONS (j)*  TRANSPORTATION (j)*   MARKET (j)*     UTILITIES (j)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares ..........................  $            --  $               947  $                --   $        349    $       23,611
Expenses:
  Mortality and expense risk
    fees ............................            2,211                2,060                2,340        191,447            17,724
  Administrative fees ...............              170                   21                   36          7,395               293
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..................            2,381                2,081                2,376        198,842            18,017
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income
    (expense) .......................           (2,381)              (1,134)              (2,376)      (198,493)            5,594
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments in portfolio
  shares:
  Net realized gains (losses)
    on sales of investments in
    portfolio shares ................           23,233               (9,404)             (17,730)            --            21,330
  Net realized short-term
    capital gain distributions
    from investments
    in portfolio shares .............               --                  903                   --             --                --
  Net realized long-term
    capital gain distributions
    from investments
    in portfolio shares .............            5,287                1,785                   --             --                --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in portfolio
    shares ..........................           28,520               (6,716)             (17,730)            --            21,330
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares ............................          (42,097)             (20,609)             (12,256)            --            50,895
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ....  $       (15,958) $           (28,459) $           (32,362) $    (198,493)   $       77,819
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                       ------------------------------------------------------------------------------------------
                                                                                                   RYDEX U.S.
                                                                                                   GOVERNMENT
                                            RYDEX           RYDEX TELE-             RYDEX             MONEY            RYDEX
                                       TECHNOLOGY (j)*  COMMUNICATIONS (j)*  TRANSPORTATION (j)*   MARKET (j)*     UTILITIES (j)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) .......................  $        (2,381) $            (1,134) $            (2,376)  $  (198,493)    $        5,594
  Net realized gain (loss) on
    investments in portfolio
    shares ..........................           28,520               (6,716)             (17,730)           --             21,330
  Net change in unrealized
    appreciation (depreciation)
    of investments in portfolio
    shares ..........................          (42,097)             (20,609)             (12,256)           --             50,895
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations ......          (15,958)             (28,459)             (32,362)     (198,493)            77,819
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
  transactions:
  Net contract purchase
    payments (including breakage) ...               49                   --                1,615       119,221              2,489
    Contract redemptions ............          (81,623)             (17,773)             (21,697)   (2,379,547)          (164,738)
  Net transfers (including
    mortality transfers) ............          (73,773)               7,527                 (737)       26,691            415,737
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from contract
    owners' transactions ............         (155,347)             (10,246)             (20,819)   (2,233,635)           253,488
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in ......         (171,305)             (38,705)             (53,181)   (2,432,128)           331,307
    net assets
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of ............          231,415              109,843              171,757    10,207,903          1,075,218
  period
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .......  $        60,110  $            71,138  $           118,576   $ 7,775,775     $    1,406,525
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

 GUGGENHEIM                         THIRD
  VARIABLE                         AVENUE
  INSURANCE                       VARIABLE                                                                   WELLS FARGO
 FUNDS (h)*        SELIGMAN        SERIES                                                                     ADVANTAGE
 (CONTINUED)    PORTFOLIOS (a)*     TRUST                       VAN ECK VIP TRUST                              VT FUNDS
-------------  ----------------  -----------  ------------------------------------------------------   ------------------------
    RYDEX
  WEAKENING     COMMUNICATIONS                                            GLOBAL          MULTI-
  DOLLAR 2X          AND                        EMERGING     GLOBAL        HARD           MANAGER
STRATEGY (j)*  INFORMATION (g)*     VALUE       MARKETS       BOND        ASSETS       ALTERNATIVES    DISCOVERY    OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------------
$          --  $             --  $    28,228  $     25,467  $  62,101   $    43,551    $      1,176    $       --   $     3,679
          804             1,766       21,727        30,018     11,546        55,850           2,013        38,574        36,482
           36               119        1,531         1,990        648         2,932              54         3,100         2,589
-------------------------------------------------------------------------------------------------------------------------------
          840             1,885       23,258        32,008     12,194        58,782           2,067        41,674        39,071
-------------------------------------------------------------------------------------------------------------------------------
         (840)           (1,885)       4,970        (6,541)    49,907       (15,231)           (891)      (41,674)      (35,392)
-------------------------------------------------------------------------------------------------------------------------------

        2,158           206,449     (367,411)      105,646     (6,506)      107,570           1,233       364,115       (30,406)
           --                --           --            --     15,832            --              --            --            --
           --                --           --            --         --        46,632             735            --            --
-------------------------------------------------------------------------------------------------------------------------------
        2,158           206,449     (367,411)      105,646      9,326       154,202           1,968       364,115       (30,406)
-------------------------------------------------------------------------------------------------------------------------------
       (2,508)         (190,137)     (26,273)     (719,692)    (4,336)     (920,303          (6,139)     (337,272)     (107,808)
-------------------------------------------------------------------------------------------------------------------------------
$      (1,190) $         14,427  $  (388,714) $   (620,587) $  54,897   $  (781,332)   $     (5,062)   $  (14,831)  $  (173,606)
===============================================================================================================================

================================================================================

 GUGGENHEIM                         THIRD
  VARIABLE                         AVENUE
  INSURANCE                       VARIABLE                                                                   WELLS FARGO
 FUNDS (h)*        SELIGMAN        SERIES                                                                     ADVANTAGE
 (CONTINUED)    PORTFOLIOS (a)*     TRUST                       VAN ECK VIP TRUST                              VT FUNDS
-------------  ----------------  -----------  ------------------------------------------------------   ------------------------
    RYDEX
  WEAKENING     COMMUNICATIONS                                            GLOBAL          MULTI-
  DOLLAR 2X          AND                        EMERGING     GLOBAL        HARD           MANAGER
STRATEGY (j)*  INFORMATION (g)*     VALUE       MARKETS       BOND        ASSETS       ALTERNATIVES    DISCOVERY    OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------------
$        (840) $         (1,885) $     4,970  $     (6,541) $  49,907   $   (15,231)   $        (891)  $   (41,674) $   (35,392)
        2,158           206,449     (367,411)      105,646      9,326       154,202            1,968       364,115      (30,406)

       (2,508)         (190,137)     (26,273)     (719,692)    (4,336)     (920,303)          (6,139)     (337,272)    (107,808)
-------------------------------------------------------------------------------------------------------------------------------
       (1,190)           14,427     (388,714      (620,587)    54,897      (781,332)          (5,062)      (14,831)    (173,606)
-------------------------------------------------------------------------------------------------------------------------------

        1,771             2,412       14,160        33,560      1,571        39,029            3,033        23,069       19,282
      (18,510)           (9,142)    (190,506)     (245,300)  (133,475)     (547,732)         (10,079)     (365,459)    (338,566)
       (8,107)         (668,272)     (35,205)     (415,869)   (56,572)      514,801           83,280      (517,163)     (85,363)
-------------------------------------------------------------------------------------------------------------------------------

      (24,846)         (675,002)    (211,551)     (627,609)  (188,476)        6,098           76,234      (859,553)    (404,647)
-------------------------------------------------------------------------------------------------------------------------------
      (26,036)         (660,575)    (600,265)   (1,248,196)  (133,579)     (775,234)          71,172      (874,384)    (578,253)
-------------------------------------------------------------------------------------------------------------------------------
       62,308           660,575    1,854,214     2,728,469    817,150     3,891,273          150,816     3,208,377    2,846,841
-------------------------------------------------------------------------------------------------------------------------------
$      36,272  $             --  $ 1,253,949  $  1,480,273  $ 683,571   $ 3,116,039    $     221,988   $ 2,333,993  $ 2,268,588
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                COMBINED
                                                                                  TOTAL
------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ..................  $    2,436,654
Expenses:
  Mortality and expense risk fees ........................................       2,850,027
  Administrative fees ....................................................         196,660
------------------------------------------------------------------------------------------
    Total expenses .......................................................       3,046,687
------------------------------------------------------------------------------------------
  Net investment income (expense) ........................................        (610,033)
------------------------------------------------------------------------------------------
  Net realized gains (losses) on investments in portfolio shares:
    Net realized gains (losses) on sales of investments in
    portfolio shares .....................................................       2,020,273
  Net realized short-term capital gain distributions from
    investments in portfolio shares ......................................         182,420
  Net realized long-term capital gain distributions from
    investments in portfolio shares ......................................         861,195
------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ............       3,063,888
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................................     (11,815,650)
------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..............  $   (9,361,795)
==========================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                               COMBINED
                                                                                TOTAL
------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................................  $     (610,033)
  Net realized gain (loss) on investments in portfolio
    shares ...............................................................       3,063,888
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................................     (11,815,650)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ................      (9,361,795)
------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ....................       2,354,961
  Contract redemptions ...................................................     (27,498,580)
  Net transfers (including mortality transfers) ..........................      (5,620,945)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ......................................     (30,764,564)
------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............................     (40,126,359)
------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................     222,192,080
------------------------------------------------------------------------------------------
      Net assets, end of period ..........................................  $  182,065,721
==========================================================================================

                       THIS PAGE INTENTIONALLY LEFT BLANK

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(1) GENERAL
      Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company.
      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.
      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.
      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.
      The following variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST
      CVP Seligman Global Technology Portfolio

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      High Income Bond Fund II
      Kaufmann Fund II
      Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Multi-Hedge Strategies Fund
      Rydex Banking Fund
      Rydex Basic Materials Fund
      Rydex Biotechnology Fund
      Rydex Commodities Strategy Fund
      Rydex Consumer Products Fund
      Rydex Dow 2X Strategy Fund
      Rydex Electronics Fund
      Rydex Energy Fund
      Rydex Energy Services Fund
      Rydex Europe 1.25X Strategy Fund
      Rydex Financial Services Fund
      Rydex Government Long Bond 1.2X Strategy Fund
      Rydex Health Care Fund
      Rydex Internet Fund
      Rydex Inverse Dow 2X Strategy Fund
      Rydex Inverse Government Long Bond Strategy Fund
      Rydex Inverse Mid-Cap Strategy Fund
      Rydex Inverse NASDAQ-100(R) Strategy Fund
      Rydex Inverse Russell 2000(R) Strategy Fund
      Rydex Inverse S&P 500 Strategy Fund
      Rydex Japan 2X Strategy Fund
      Rydex Leisure Fund
      Rydex Mid Cap 1.5X Strategy Fund
      Rydex NASDAQ-100(R) Fund
      Rydex NASDAQ-100(R) 2X Strategy Fund
      Rydex Nova Fund
      Rydex Precious Metals Fund
      Rydex Real Estate Fund
      Rydex Retailing Fund
      Rydex Russell 2000(R) 1.5X Strategy Fund
      Rydex Russell 2000(R) 2X Strategy Fund
      Rydex S&P 500 2X Strategy Fund
      Rydex S&P 500 Pure Growth Fund
      Rydex S&P 500 Pure Value Fund
      Rydex S&P MidCap 400 Pure Growth Fund
      Rydex S&P MidCap 400 Pure Value Fund
      Rydex S&P SmallCap 600 Pure Growth Fund
      Rydex S&P SmallCap 600 Pure Value Fund
      Rydex Strengthening Dollar 2X Strategy Fund
      Rydex Technology Fund
      Rydex Telecommunications Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
      Rydex Transportation Fund
      Rydex Utilities Fund
      Rydex Weakening Dollar 2X Strategy Fund
      U.S. Long Short Momentum Fund

INVESCO VARIABLE INSURANCE FUNDS
      Core Equity Fund Series I
      Diversified Dividend Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Money Market Fund Series I
      Technology Fund Series I
      Van Kampen Value Opportunities Fund Series I

JANUS ASPEN SERIES - INSTITUTIONAL
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio

JANUS ASPEN SERIES - SERVICE
      Janus Portfolio
      Worldwide Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Equity Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental All Cap Value Portfolio
      ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      Capital Structure Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Large Cap Value Portfolio
      Mid-Cap Growth Portfolio
      Mid Cap Intrinsic Value Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Fundamental Value Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK VIP TRUST
      Emerging Markets Fund
      Global Bond Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS
      In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. Management is evaluating the impact of adopting this new standard, which will be effective for annual periods beginning on or after January 1, 2013.
      In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account E's adoption of this standard in 2012 did not have a material impact on Account E's financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME
      Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.
      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES
      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
      Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES
      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS
      The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE
      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $1,433 for the year ended December 31, 2012 and income of $4 for the year ended December 31, 2011.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE
      Account E values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account E's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
      o  Level 1-  Valuations  based on quoted prices in active markets for identical investments.

      o  Level 2-  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

      o  Level 3-  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

      The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account E includes these prices in the amounts disclosed in Level 2 of the hierarchy.
      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                         FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                     Quoted
                                    prices in        Significant
                                  Active Markets       Other         Significant
                                  for Identical      Observable     Unobservable
                   Total As of       Assets             Inputs         Inputs
                   12/31/2012       (Level 1)         (Level 2)      (Level 3)
--------------------------------------------------------------------------------
Assets:
Mutual
  Funds:
  Balanced        $  11,765,018  $            --   $  11,765,018   $          --
  Bond               26,422,992               --      26,422,992              --
  Money
   Market            14,637,307               --      14,637,307              --
  Stock             121,044,910               --     121,044,910              --
--------------------------------------------------------------------------------
                  $ 173,870,227               --   $ 173,870,227              --
                  ==============================================================

      Account E's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:


             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2012
--------------------------------------------------------------------------------
                                                       Redemption      Other
                  Fair Value    Unfunded   Redemption    Notice      redemption
Investment         using NAV   commitment   frequency    Period*    restrictions
--------------------------------------------------------------------------------
Mutual
 Funds:
 Balanced       $  11,765,018     N/A         Daily    0 - 90 days   None
 Bond              26,422,992     N/A         Daily    0 - 90 days   None
 Money
  Market           14,637,307     N/A         Daily    None          None
 Stock            121,044,910     N/A         Daily    0 - 90 days   None
                -------------
                $ 173,870,227
                =============

*     Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
      The aggregate cost of purchases of investments in portfolio shares was $155,314,881 and $250,086,376 for the years ended December 31, 2012 and 2011, respectively. The aggregate proceeds from sales of investments in portfolio shares were $179,780,119 and $280,417,605 for the years ended December 31, 2012 and 2011, respectively.

(5) DEDUCTIONS AND EXPENSES
      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
      The Company deducts a total daily charge from the total investments of Account E at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $2,537,757 and $2,850,027 for the years ended December 31, 2012 and 2011, respectively. The administrative expenses were $182,314 and $196,660 for the years ended December 31, 2012 and 2011, respectively.
      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $ 342,859 and $452,771 for the years ended December 31, 2012 and 2011, respectively.

(6) FINANCIAL HIGHLIGHTS
      The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.
      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
      The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===================================================================================================================================

                                                UNITS   LOWEST  HIGHEST   LOWEST  HIGHEST    TOTAL     LOWEST   HIGHEST  INVESTMENT
                                                        ---------------  ----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                                (000S)     UNIT VALUE      EXPENSE RATIO     (000S)      TOTAL RETURN       RATIO
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
    December 31, 2012 .....................      1,198  $ 1.84  $ 26.92    1.40%    3.40%  $    7,185   14.32%   17.95%     1.01%
    December 31, 2011 .....................      1,330    1.56    23.07    1.40%    3.40%       6,816   -3.65%    0.00%     0.11%
    December 31, 2010 .....................      1,536    1.56    23.47    1.40%    3.40%       8,054   10.21%   13.87%     0.41%
    December 31, 2009 .....................      1,682    1.37    20.87    1.40%    3.40%       7,914   46.03%   50.55%     0.00%
    December 31, 2008 .....................      1,858    0.91    14.01    1.40%    3.40%       5,816  -46.94%  -44.85%     0.00%
  Large Cap Growth Portfolio
    December 31, 2012 .....................      1,624    1.23    15.31    1.40%    3.40%       3,918    6.11%    9.82%     1.15%
    December 31, 2011 .....................      1,883    1.12    14.13    1.40%    3.40%       4,244   -3.68%   -0.88%     1.00%
    December 31, 2010 .....................      2,039    1.13    14.38    1.40%    3.40%       4,765    9.69%   14.14%     0.76%
    December 31, 2009 .....................      2,368    0.99    12.86    1.40%    3.40%       5,238   42.59%   47.76%     0.66%
    December 31, 2008 .....................      2,588    0.67     8.84    1.40%    3.40%       3,776  -47.98%  -46.40%     0.21%
  Mid Cap Growth Portfolio
    December 31, 2012 .....................        745    1.46    20.64    1.40%   33.77%       2,416   12.30%   15.87%     0.00%
    December 31, 2011 .....................        844    1.26    18.01    1.40%   32.35%       2,435  -11.29%   -8.03%     0.33%
    December 31, 2010 .....................        974    1.37    19.91    1.40%   34.25%       3,129   15.39%   19.13%     0.00%
    December 31, 2009 .....................      1,155    1.15    16.91    1.40%   30.54%       3,298   46.53%   51.32%     0.00%
    December 31, 2008 .....................      1,330    0.76    11.31    1.40%    9.81%       2,498  -59.75%  -58.01%     0.16%
  Small Cap Growth Portfolio
    December 31, 2012 .....................        696    1.91    16.94    1.40%    3.40%       1,655    8.70%   13.02%     0.00%
    December 31, 2011 .....................        798    1.69    15.30    1.40%    3.40%       1,721   -6.39%   -3.43%     0.00%
    December 31, 2010 .....................        955    1.75    16.06    1.40%    3.40%       2,164   21.09%   25.00%     0.00%
    December 31, 2009 .....................      1,127    1.40    13.03    1.40%    3.40%       2,091   40.67%   45.83%     0.00%
    December 31, 2008 .....................      1,325    0.96     9.10    1.40%    3.40%       1,753  -48.40%  -46.67%     0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC.:
  Growth and Income Portfolio
    December 31, 2012 .....................        271    1.33    13.28    1.40%    3.25%         644   13.79%   15.95%     1.67%
    December 31, 2011 .....................        221    1.15    11.46    1.40%    3.25%         388    2.94%    5.50%     1.32%
    December 31, 2010 .....................        188    1.09    10.93    1.40%    3.25%         266    9.37%   11.53%     0.00%
    December 31, 2009 .....................        309    0.98     9.80    1.40%    3.25%         351   17.08%   19.51%     4.51%
    December 31, 2008 .....................        310    0.82     8.23    1.40%    3.25%         328  -42.52%  -41.40%     2.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
    December 31, 2012 .....................         45   11.47    13.37    1.40%    3.40%         592    8.11%   10.22%     2.07%
    December 31, 2011 .....................         52   10.61    12.13    1.40%    3.40%         626    1.82%    3.94%     1.95%
    December 31, 2010 .....................         38   10.42    11.67    1.40%    3.40%         435    7.87%    9.99%     1.91%
    December 31, 2009 .....................         36    9.66    10.61    1.40%    3.40%         383   11.68%   13.96%     4.85%
    December 31, 2008 .....................         31    8.65     9.31    1.40%    3.40%         286  -23.04%  -21.43%     3.74%
  Income & Growth Fund
    December 31, 2012 .....................        514    1.29    14.42    1.40%    3.40%       1,462   10.89%   14.40%     2.14%
    December 31, 2011 .....................        567    1.14    12.75    1.40%    3.40%       1,096   -0.31%    3.31%     1.52%
    December 31, 2010 .....................        637    1.12    12.54    1.40%    3.40%       1,091   10.24%   14.15%     1.52%
    December 31, 2009 .....................        659    1.00    11.14    1.40%    3.40%       1,012   14.19%   17.78%     4.91%
    December 31, 2008 .....................        715    0.86     9.56    1.40%    3.40%         990  -36.79%  -34.31%     2.26%
  Inflation Protection Fund
    December 31, 2012 .....................         44   12.26    14.58    1.40%    3.40%         631    3.81%    5.88%     2.46%
    December 31, 2011 .....................         42   11.81    13.77    1.40%    3.40%         576    8.05%   10.16%     4.02%
    December 31, 2010 .....................         29   10.93    12.50    1.40%    3.40%         364    1.58%    3.65%     1.70%
    December 31, 2009 .....................         20   10.76    12.06    1.40%    3.40%         233    6.53%    8.75%     1.30%
    December 31, 2008 .....................         20   10.10    11.09    1.40%    3.40%         215   -4.90%   -2.97%     5.26%
  International Fund
    December 31, 2012 .....................        341    1.51    14.98    1.40%    3.40%       1,034   17.05%   21.77%     0.85%
    December 31, 2011 .....................        375    1.24    12.54    0.70%    3.40%         794  -14.98%  -12.06%     1.44%
    December 31, 2010 .....................        460    1.41    14.45    0.88%    3.40%       1,323    9.55%   12.80%     2.45%
    December 31, 2009 .....................        489    1.25    12.94    1.22%    3.40%       1,203   29.29%   34.41%     2.01%
    December 31, 2008 .....................        547    0.93     9.81    0.93%    3.40%       1,239  -46.68%  -44.97%     1.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================


                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN       RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC.: (continued)
  Large Company Value Fund
    December 31, 2012 ...................       6  $   8.00  $   8.59     1.40%     2.65% $       48    13.31%   14.84%       1.93%
    December 31, 2011 ...................       3      7.06      7.48     1.40%     2.65%         19    -1.53%   -0.27%       1.74%
    December 31, 2010 ...................      --      7.17      7.50     1.40%     2.65%         --     8.14%    9.33%       1.26%
    December 31, 2009 ...................       1      6.63      6.86     1.40%     2.65%          5    16.93%   18.48%       2.49%
    December 31, 2008 ...................       1      5.67      5.79     1.40%     2.65%          5   -38.97%  -38.21%       0.16%
  Ultra Fund
    December 31, 2012 ...................       2     10.53     11.31     1.40%     2.65%         22    10.96%   12.43%       0.00%
    December 31, 2011 ...................       2      9.49     10.06     1.40%     2.65%         25    -1.66%   -0.40%       0.00%
    December 31, 2010 ...................       2      9.65     10.10     1.40%     2.65%         24    13.13%   14.51%       0.37%
    December 31, 2009 ...................       2      8.53      8.82     1.40%     2.65%         14    31.03%   32.63%       0.03%
    December 31, 2008 ...................      --      6.51      6.65     1.40%     2.65%          2   -43.04%  -42.32%       0.00%
  Value Fund
    December 31, 2012 ...................     859      1.85     19.48     1.40%     3.40%      2,797    10.79%   14.91%       1.89%
    December 31, 2011 ...................     999      1.61     17.24     1.40%     3.40%      3,194    -2.42%    0.63%       2.02%
    December 31, 2010 ...................   1,150      1.60     17.31     1.40%     3.40%      3,483     9.64%   13.48%       2.14%
    December 31, 2009 ...................   1,296      1.41     15.47     1.40%     3.40%      3,623    15.83%   20.51%       6.02%
    December 31, 2008 ...................   1,421      1.17     13.09     1.40%     3.40%      3,499   -29.19%  -26.88%       2.61%
  Vista Fund
    December 31, 2012 ...................       8      8.91      9.57     1.40%     2.65%         73    12.50%   14.06%       0.00%
    December 31, 2011 ...................       9      7.92      8.39     1.40%     2.65%         78   -10.20%   -9.20%       0.00%
    December 31, 2010 ...................      10      8.82      9.24     1.40%     2.65%         97    20.66%   22.22%       0.00%
    December 31, 2009 ...................      10      7.31      7.56     1.40%     2.65%         79    19.25%   20.77%       0.00%
    December 31, 2008 ...................      12      6.13      6.26     1.40%     2.65%         77   -50.00%  -49.35%       0.00%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology
    Portfolio
    December 31, 2012 ...................     673      0.70     14.98     1.40%     3.40%        855     3.39%    6.87%       0.00%
    December 31, 2011 ...................     765      0.66     14.22     1.40%     3.40%        937    -9.16%   -5.76%       0.00%
    December 31, 2010 ...................     342      0.71     15.38     1.40%     3.40%        506    11.26%   14.88%       0.00%
    December 31, 2009 ...................     400      0.63     13.58     1.40%     3.40%        887    56.78%   61.54%       0.00%
    December 31, 2008 ...................     363      0.39      8.51     1.40%     3.40%        483   -42.42%  -40.00%       0.00%
 DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
    December 31, 2012 ...................      --      9.96     11.62     1.40%     3.40%          4     5.40%    7.69%       3.78%
    December 31, 2011 ...................      --      9.45     10.79     1.40%     3.40%          3     1.50%    3.45%       7.10%
    December 31, 2010 ...................       2      9.31     10.43     1.40%     3.40%         19     0.54%    2.56%       3.50%
    December 31, 2009 ...................      11      9.26     10.17     1.40%     3.40%        114     6.07%    8.31%       4.16%
    December 31, 2008 ...................       1      8.73      9.39     1.40%     3.40%         12   -12.96%  -11.25%       6.07%
THE DREYFUS INVESTMENT PORTFOLIOS
  Small Cap Stock Index
    Portfolio
    December 31, 2012 ...................      14     12.85     14.98     1.40%     3.40%        217    11.93%   14.09%       0.51%
    December 31, 2011 ...................      14     11.48     13.13     1.40%     3.40%        177    -2.79%   -0.83%       0.62%
    December 31, 2010 ...................      12     11.81     13.24     1.40%     3.40%        158    21.63%   24.09%       0.51%
    December 31, 2009 ...................      10      9.71     10.67     1.40%     3.40%        105    20.77%   23.35%       2.73%
    December 31, 2008 ...................       8      8.04      8.65     1.40%     3.40%         69   -33.22%  -31.89%       0.89%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC.
    December 31, 2012 ...................     682      1.19     12.79     1.40%     4.63%      1,551     8.21%   12.26%       0.85%
    December 31, 2011 ...................     774      1.06     11.61     1.40%     4.20%      1,723    -2.41%    0.95%       0.92%
    December 31, 2010 ...................     895      1.05     11.69     1.40%     4.31%      1,912    10.92%   14.13%       0.89%
    December 31, 2009 ...................   1,006      0.92     10.34     1.40%     3.40%      1,929    29.36%   33.33%       0.98%
    December 31, 2008 ...................   1,155      0.69      7.86     1.40%     3.40%      1,664   -36.67%  -34.29%       0.76%
DREYFUS STOCK INDEX FUND
    December 31, 2012 ...................   4,281      1.42     14.44     1.40%     3.40%     13,204    11.89%   15.45%       2.04%
    December 31, 2011 ...................   4,686      1.23     12.65     0.70%     3.40%     12,275    -1.57%    1.65%       1.81%
    December 31, 2010 ...................   5,306      1.21     12.60     0.88%     3.40%     14,046    11.03%   15.24%       1.82%
    December 31, 2009 ...................   5,724      1.05     11.12     1.23%     3.40%     13,452    22.13%   26.51%       2.08%
    December 31, 2008 ...................   6,336      0.83      8.93     0.95%     3.40%     12,008   -39.27%  -37.12%       2.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN       RATIO
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
  International Value
    Portfolio
    December 31, 2012 ...................     444  $   1.34  $  13.38     1.40%     3.40% $      775     8.77%   12.78%       3.01%
    December 31, 2011 ...................     511      1.20     12.04     1.40%     3.40%        793   -21.19%  -18.90%       2.26%
    December 31, 2010 ...................     681      1.50     14.98     1.40%     3.40%      1,327     0.98%    4.46%       1.77%
    December 31, 2009 ...................     700      1.45     14.54     1.40%     3.40%      1,454    26.64%   30.83%       4.30%
    December 31, 2008 ...................     775      1.12     11.26     1.40%     3.40%      1,424   -39.42%  -37.17%       2.50%
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
    December 31, 2012 ...................     263      2.52     19.36     1.40%     3.40%      1,415    10.84%   14.55%       7.86%
    December 31, 2011 ...................     270      2.20     17.12     1.40%     3.40%      1,436     1.67%    5.26%       9.93%
    December 31, 2010 ...................     367      2.09     16.51     1.40%     3.40%      1,975    10.87%   14.84%       8.14%
    December 31, 2009 ...................     491      1.82     14.59     1.40%     3.40%      3,115    47.82%   52.94%       6.51%
    December 31, 2008 ...................     589      1.19      9.68     1.40%     3.40%      2,260   -28.50%  -26.09%       9.55%
  Kaufmann Fund II
    December 31, 2012 ...................      11      9.30     10.43     1.40%     3.25%        112    13.28%   15.38%       0.00%
    December 31, 2011 ...................      11      8.21      9.04     1.40%     3.25%        103   -16.31%  -14.64%       0.90%
    December 31, 2010 ...................      12      9.81     10.59     1.40%     3.25%        129    14.07%   16.12%       0.00%
    December 31, 2009 ...................      13      8.60      9.12     1.40%     3.25%        121    25.00%   27.20%       0.00%
    December 31, 2008 ...................       8      6.88      7.17     1.40%     3.25%         59   -43.79%  -42.69%       0.00%
  Managed Volatility Fund II
    December 31, 2012 ...................     205      1.60     16.70     1.40%     3.40%        702     9.75%   13.48%       2.95%
    December 31, 2011 ...................     247      1.41     14.95     1.40%     3.40%        691     1.32%    5.22%       4.26%
    December 31, 2010 ...................     312      1.34     14.50     1.40%     3.40%        835     8.35%   11.67%       6.91%
    December 31, 2009 ...................     457      1.20     13.14     1.40%     3.40%      1,368    23.93%   29.03%       5.06%
    December 31, 2008 ...................     353      0.93     10.41     1.40%     3.40%        607   -23.07%  -20.51%       6.37%
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive
    Strategy Fund
    December 31, 2012 ...................       7      9.66     10.83     1.40%     3.25%         77     9.03%   11.08%       1.58%
    December 31, 2011 ...................       6      8.86      9.75     1.40%     3.25%         54    -7.32%   -5.61%       1.20%
    December 31, 2010 ...................       4      9.56     10.33     1.40%     3.25%         43     8.76%   10.72%       0.93%
    December 31, 2009 ...................       2      8.79      9.33     1.40%     3.25%         22    14.60%   16.77%       0.00%
    December 31, 2008 ...................      --      7.67      7.99     1.40%     3.25%         --   -27.50%  -26.09%       0.00%
  All-Asset Conservative
    Strategy Fund
    December 31, 2012 ...................       1      9.44     10.59     1.40%     3.25%         14     4.19%    6.22%       1.40%
    December 31, 2011 ...................       2      9.06      9.97     1.40%     3.25%         17    -4.43%   -2.64%       0.30%
    December 31, 2010 ...................       2      9.48     10.24     1.40%     3.25%         23     3.95%    5.89%       6.05%
    December 31, 2009 ...................      --      9.12      9.67     1.40%     3.25%          1     1.67%    3.64%       0.00%
    December 31, 2008 ...................      11      8.97      9.33     1.40%     3.25%        106   -13.67%  -12.15%       4.03%
  All-Asset Moderate Strategy
    Fund
    December 31, 2012 ...................      26      9.53     10.68     1.40%     3.25%        272     6.48%    8.43%       1.63%
    December 31, 2011 ...................      35      8.95      9.85     1.40%     3.25%        341    -5.89%   -4.09%       0.39%
    December 31, 2010 ...................      20      9.51     10.27     1.40%     3.25%        201     4.39%    6.31%       2.09%
    December 31, 2009 ...................      14      9.11      9.66     1.40%     3.25%        133     8.19%   10.27%       0.00%
    December 31, 2008 ...................      11      8.42      8.76     1.40%     3.25%        100   -20.19%  -18.74%       2.08%
  CLS AdvisorOne Amerigo Fund
    December 31, 2012 ...................      95     10.78     12.57     1.40%     3.40%      1,178     9.89%   12.13%       0.00%
    December 31, 2011 ...................     113      9.81     11.21     1.40%     3.40%      1,255   -10.41%   -8.56%       0.00%
    December 31, 2010 ...................     128     10.95     12.26     1.40%     3.40%      1,551    11.28%   13.52%       0.09%
    December 31, 2009 ...................     138      9.84     10.80     1.40%     3.40%      1,477    34.79%   37.40%       0.62%
    December 31, 2008 ...................     135      7.30      7.86     1.40%     3.40%      1,051   -44.99%  -43.86%       0.31%
  CLS AdvisorOne Clermont
    Fund
    December 31, 2012 ...................      42      9.90     11.55     1.40%     3.40%        487     7.03%    9.27%       1.54%
    December 31, 2011 ...................      48      9.25     10.57     1.40%     3.40%        506    -3.55%   -1.67%       1.85%
    December 31, 2010 ...................      41      9.59     10.75     1.40%     3.40%        440     7.27%    9.47%       1.71%
    December 31, 2009 ...................      48      8.94      9.82     1.40%     3.40%        476    18.41%   20.94%       1.83%
    December 31, 2008 ...................      49      7.55      8.12     1.40%     3.40%        395   -32.41%  -31.07%       1.10%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Multi-Hedge Strategies Fund
    December 31, 2012 ..................        1  $   7.55  $   8.67     1.40%     3.40% $        6    -1.31%    0.70%       0.37%
    December 31, 2011 ..................        1      7.65      8.61     1.40%     3.40%         13     0.00%    2.01%       0.00%
    December 31, 2010 ..................        2      7.65      8.44     1.40%     3.40%         15     2.68%    4.71%       0.00%
    December 31, 2009 ..................        1      7.45      8.06     1.40%     3.40%         10    -6.52%   -4.62%       1.08%
    December 31, 2008 ..................        2      7.97      8.45     1.40%     3.40%         13   -21.48%  -19.91%       0.50%
  Rydex Banking Fund
    December 31, 2012 ..................       79      4.26      6.28     1.40%     3.40%        400    20.00%   22.52%       0.24%
    December 31, 2011 ..................       10      3.55      5.13     1.40%     3.40%         41   -24.79%  -23.32%       0.22%
    December 31, 2010 ..................       18      4.72      6.69     1.40%     3.40%        100     9.26%   11.50%       0.27%
    December 31, 2009 ..................      138      4.32      6.00     1.40%     3.40%        653    -6.65%   -4.72%       3.30%
    December 31, 2008 ..................      133      4.62      6.30     1.40%     3.40%        702   -43.17%  -41.99%       0.13%
  Rydex Basic Materials Fund
    December 31, 2012 ..................       10     15.75     19.32     1.40%     3.40%        177     7.00%    9.15%       0.00%
    December 31, 2011 ..................       29     14.72     17.70     1.40%     3.40%        499   -19.25%  -17.60%       0.00%
    December 31, 2010 ..................       50     18.23     21.48     1.40%     3.40%      1,039    22.43%   24.94%       0.50%
    December 31, 2009 ..................       76     14.89     17.20     1.40%     3.40%      1,255    50.25%   53.31%       0.24%
    December 31, 2008 ..................      126      9.91     11.22     1.40%     3.40%      1,357   -47.23%  -46.16%       0.39%
  Rydex Biotechnology Fund
    December 31, 2012 ..................       75     12.77     16.05     1.40%     3.40%      1,170    31.35%   34.09%       0.00%
    December 31, 2011 ..................       59      9.53     11.97     1.40%     3.40%        684     6.87%    9.16%       0.00%
    December 31, 2010 ..................       78      8.73     10.98     1.40%     3.40%        829     7.02%    9.15%       0.00%
    December 31, 2009 ..................       63      8.00     10.06     1.40%     3.40%        603    14.39%   16.71%       0.00%
    December 31, 2008 ..................      133      6.86      8.62     1.40%     3.40%      1,101   -14.69%  -12.94%       0.00%
  Rydex Commodities Strategy
    Fund
    December 31, 2012 ..................       18      4.60      5.31     1.40%     3.40%         94    -4.76%   -2.93%       0.00%
    December 31, 2011 ..................       22      4.83      5.47     1.40%     3.40%        119    -9.72%   -7.91%       9.50%
    December 31, 2010 ..................       28      5.35      5.94     1.40%     3.40%        165     4.46%    6.64%       0.00%
    December 31, 2009 ..................       31      5.12      5.57     1.40%     3.40%        168     7.79%    9.94%       1.55%
    December 31, 2008 ..................       21      4.75      5.07     1.40%     3.40%        104   -50.78%  -49.70%       1.21%
  Rydex Consumer Products Fund
    December 31, 2012 ..................       41     13.49     19.74     1.40%     3.40%        654     5.39%    7.52%       1.08%
    December 31, 2011 ..................       53     12.80     18.36     1.40%     3.40%        792     9.97%   12.18%       1.56%
    December 31, 2010 ..................       69     11.64     16.37     1.40%     3.40%        924    13.45%   15.69%       2.51%
    December 31, 2009 ..................       22     10.26     14.15     1.40%     3.40%        287    15.02%   17.47%       1.31%
    December 31, 2008 ..................       45      8.92     12.05     1.40%     3.40%        460   -25.91%  -24.45%       0.19%
  Rydex Dow 2X Strategy Fund
    December 31, 2012 ..................      106      9.46     11.18     1.40%     3.40%      1,128    13.16%   15.50%       0.00%
    December 31, 2011 ..................      124      8.36      9.68     1.40%     3.40%      1,156     5.42%    7.64%       0.00%
    December 31, 2010 ..................      170      7.93      9.00     1.40%     3.40%      1,487    20.48%   22.95%       0.69%
    December 31, 2009 ..................      139      6.58      7.32     1.40%     3.40%      1,006    32.39%   34.97%       0.00%
    December 31, 2008 ..................      322      4.97      5.43     1.40%     3.40%      1,723   -63.05%  -62.21%       0.02%
  Rydex Electronics Fund
    December 31, 2012 ..................        5      3.96      6.69     1.40%     3.40%         22    -2.43%   -0.25%       0.00%
    December 31, 2011 ..................        7      3.97      6.72     1.40%     3.40%         34   -19.21%  -17.55%       0.00%
    December 31, 2010 ..................       12      4.82      8.15     1.40%     3.40%         82     5.79%    8.07%       0.00%
    December 31, 2009 ..................       28      4.46      7.55     1.40%     3.40%        167    66.01%   69.66%       0.00%
    December 31, 2008 ..................        7      2.63      4.45     1.40%     3.40%         20   -51.77%  -50.83%       0.00%
  Rydex Energy Fund
    December 31, 2012 ..................       49     16.11     19.16     1.40%     3.40%        928    -1.04%    0.96%       0.00%
    December 31, 2011 ..................       79     16.28     18.98     1.40%     3.40%      1,482    -8.95%   -7.14%       0.00%
    December 31, 2010 ..................      127     17.88     20.44     1.40%     3.40%      2,565    15.06%   17.43%       0.58%
    December 31, 2009 ..................      124     15.54     17.41     1.40%     3.40%      2,114    33.85%   36.59%       0.00%
    December 31, 2008 ..................      120     11.61     12.75     1.40%     3.40%      1,502   -47.84%  -46.79%       0.00%
  Rydex Energy Services Fund
    December 31, 2012 ..................       33     13.69     19.27     1.40%     3.40%        586    -2.94%   -0.98%       0.00%
    December 31, 2011 ..................       80     13.83     19.46     1.40%     3.40%      1,472   -12.34%  -10.54%       0.00%
    December 31, 2010 ..................      108     15.46     21.76     1.40%     3.40%      2,240    21.82%   24.28%       0.00%
    December 31, 2009 ..................      143     12.44     17.51     1.40%     3.40%      2,404    57.09%   60.20%       0.00%
    December 31, 2008 ..................      108      7.77     10.93     1.40%     3.40%      1,108   -59.05%  -58.18%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
 (continued)
  Rydex Europe 1.25X Strategy Fund
    December 31, 2012 ..................       28  $   7.95  $   9.95     1.40%     3.40% $      280    17.60%   20.02%       1.26%
    December 31, 2011 ..................       10      6.76      8.29     1.40%     3.40%         81   -17.96%  -16.35%       0.00%
    December 31, 2010 ..................       16      8.24      9.91     1.40%     3.40%        151   -13.72%  -11.96%       1.03%
    December 31, 2009 ..................       43      9.55     11.27     1.40%     3.40%        476    31.00%   33.85%       2.64%
    December 31, 2008 ..................       69      7.29      8.42     1.40%     3.40%        563   -56.35%  -55.50%       0.51%
  Rydex Financial Services Fund
    December 31, 2012 ..................       17      6.27      7.57     1.40%     3.40%        129    18.53%   21.10%       0.10%
    December 31, 2011 ..................       28      5.29      6.26     1.40%     3.40%        169   -17.73%  -16.09%       0.16%
    December 31, 2010 ..................       21      6.43      7.46     1.40%     3.40%        154    10.67%   12.86%       0.89%
    December 31, 2009 ..................       20      5.81      6.61     1.40%     3.40%        129    15.51%   18.12%       0.93%
    December 31, 2008 ..................      113      5.03      5.60     1.40%     3.40%        623   -49.75%  -48.79%       0.00%
  Rydex Government Long Bond 1.2X
    Strategy Fund
    December 31, 2012 ..................       72      1.69     24.40     1.40%     3.40%        842    -0.46%    1.81%       0.73%
    December 31, 2011 ..................      214      1.66     24.02     1.40%     3.40%      1,397    36.73%   39.57%       1.72%
    December 31, 2010 ..................      134      1.19     17.21     1.40%     3.40%      1,120     6.47%    9.17%       2.19%
    December 31, 2009 ..................       87      1.09     15.85     1.40%     3.40%        572   -33.82%  -32.50%       2.19%
    December 31, 2008 ..................      275      1.62     23.48     1.40%     3.40%      3,001    40.04%   43.36%       2.72%
  Rydex Health Care Fund
    December 31, 2012 ..................       32     11.43     13.60     1.40%     3.40%        421    13.17%   15.55%       0.00%
    December 31, 2011 ..................       25     10.10     11.77     1.40%     3.40%        282     1.20%    3.25%       0.00%
    December 31, 2010 ..................       35      9.98     11.40     1.40%     3.40%        393     3.21%    5.30%       0.27%
    December 31, 2009 ..................       48      9.67     10.83     1.40%     3.40%        514    20.57%   22.93%       0.00%
    December 31, 2008 ..................       67      8.02      8.81     1.40%     3.40%        576   -27.42%  -25.90%       0.00%
  Rydex Internet Fund
    December 31, 2012 ..................        9      8.01     13.86     1.40%     3.40%        105    15.23%   17.66%       0.00%
    December 31, 2011 ..................        6      6.81     11.78     1.40%     3.40%         65   -14.83%  -13.14%       0.00%
    December 31, 2010 ..................       13      7.84     13.57     1.40%     3.40%        151    16.72%   19.15%       0.00%
    December 31, 2009 ..................       19      6.58     11.39     1.40%     3.40%        200    60.41%   63.68%       0.00%
    December 31, 2008 ..................        9      4.02      6.96     1.40%     3.40%         54   -46.77%  -45.67%       0.00%
  Rydex Inverse Dow 2X Strategy Fund
    December 31, 2012 ..................      165      1.67      1.99     1.40%     3.40%        328   -25.22%  -23.46%       0.00%
    December 31, 2011 ..................      168      2.23      2.60     1.40%     3.40%        436   -29.65%  -28.06%       0.00%
    December 31, 2010 ..................      126      3.17      3.62     1.40%     3.40%        451   -32.55%  -31.17%       0.00%
    December 31, 2009 ..................      101      4.70      5.27     1.40%     3.40%        528   -46.53%  -45.39%       0.00%
    December 31, 2008 ..................       72      8.79      9.65     1.40%     3.40%        691    55.58%   58.77%       0.21%
  Rydex Inverse Government Long Bond
    Strategy Fund
    December 31, 2012 ..................       42      0.36      3.63     1.40%     3.40%         63    -9.36%   -7.47%       0.00%
    December 31, 2011 ..................       56      0.39      3.93     1.40%     3.40%        119   -32.81%  -31.45%       0.00%
    December 31, 2010 ..................       83      0.57      5.74     1.40%     3.40%        305   -15.73%  -13.64%       0.00%
    December 31, 2009 ..................      165      0.66      6.69     1.40%     3.40%        441    15.49%   17.86%       0.00%
    December 31, 2008 ..................      245      0.56      5.69     1.40%     3.40%        980   -32.60%  -30.86%       0.29%
  Rydex Inverse Mid-Cap Strategy Fund
    December 31, 2012 ..................        1      2.82      3.33     1.40%     3.40%          3   -21.05%  -19.37%       0.00%
    December 31, 2011 ..................        2      3.57      4.13     1.40%     3.40%          8   -10.30%   -8.63%       0.00%
    December 31, 2010 ..................        2      3.98      4.52     1.40%     3.40%          7   -27.90%  -26.38%       0.00%
    December 31, 2009 ..................        2      5.52      6.14     1.40%     3.40%         10   -37.41%  -36.15%       0.00%
    December 31, 2008 ..................        2      8.82      9.62     1.40%     3.40%         15    29.90%   32.60%       0.13%
  Rydex Inverse NASDAQ-100(R) Strategy
    Fund
    December 31, 2012 ..................       59      2.94      3.49     1.40%     3.40%        200   -21.43%  -19.77%       0.00%
    December 31, 2011 ..................      118      3.73      4.35     1.40%     3.40%        497   -13.26%  -11.25%       0.00%
    December 31, 2010 ..................       44      4.30      4.91     1.40%     3.40%        211   -23.89%  -22.28%       0.00%
    December 31, 2009 ..................       24      5.65      6.32     1.40%     3.40%        149   -42.06%  -40.93%       0.12%
    December 31, 2008 ..................       20      9.75     10.70     1.40%     3.40%        214    43.17%   45.98%       0.43%
  Rydex Inverse Russell 2000(R) Strategy
    Fund
    December 31, 2012 ..................       17      2.64      3.13     1.40%     3.40%         53   -20.77%  -19.12%       0.00%
    December 31, 2011 ..................        7      3.33      3.87     1.40%     3.40%         27   -10.72%   -8.94%       0.00%
    December 31, 2010 ..................       23      3.73      4.25     1.40%     3.40%         94   -30.15%  -28.62%       0.00%
    December 31, 2009 ..................       21      5.34      5.96     1.40%     3.40%        125   -35.04%  -33.78%       0.00%
    December 31, 2008 ..................        4      8.22      9.00     1.40%     3.40%         34    20.53%   23.05%       0.15%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
 (continued)
  Rydex Inverse S&P 500 Strategy Fund
    December 31, 2012 ..................      117  $   0.37  $   4.65     1.40%     3.40% $      225   -19.80%  -17.78%       0.00%
    December 31, 2011 ..................      261      0.45      5.69     1.40%     3.40%        674   -12.23%  -10.28%       0.00%
    December 31, 2010 ..................       87      0.51      6.35     1.40%     3.40%        189   -19.66%  -17.74%       0.00%
    December 31, 2009 ..................      138      0.62      7.78     1.40%     3.40%        260   -30.01%  -28.55%       0.00%
    December 31, 2008 ..................       85      0.87     10.91     1.40%     3.40%        341    34.63%   38.10%       0.54%
  Rydex Japan 2X Strategy Fund
    December 31, 2012 ..................       13      7.13      8.71     1.40%     3.40%        108    16.12%   18.50%       0.00%
    December 31, 2011 ..................       13      6.14      7.35     1.40%     3.40%         91   -31.32%  -29.93%       0.00%
    December 31, 2010 ..................       23      8.94     10.49     1.40%     3.40%        233    11.75%   14.06%       0.00%
    December 31, 2009 ..................       42      8.00      9.19     1.40%     3.40%        379    19.58%   22.07%       0.27%
    December 31, 2008 ..................       71      6.69      7.54     1.40%     3.40%        518   -35.24%  -33.93%       0.44%
  Rydex Leisure Fund
    December 31, 2012 ..................        1     11.16     13.28     1.40%     3.40%         16    17.23%   19.64%       0.00%
    December 31, 2011 ..................        2      9.44     11.10     1.40%     3.40%         23    -0.94%    1.00%       0.00%
    December 31, 2010 ..................        5      9.35     10.99     1.40%     3.40%         47    25.95%   28.61%       0.06%
    December 31, 2009 ..................        6      7.27      8.55     1.40%     3.40%         53    32.24%   34.88%       0.00%
    December 31, 2008 ..................       80      5.39      6.34     1.40%     3.40%        500   -50.85%  -49.80%       0.00%
  Rydex Mid Cap 1.5X Strategy Fund
    December 31, 2012 ..................       78      2.27     22.66     1.40%     3.40%        912    20.17%   22.70%       0.00%
    December 31, 2011 ..................       63      1.85     18.49     1.40%     3.40%        313   -10.72%   -8.87%       0.00%
    December 31, 2010 ..................       92      2.03     20.29     1.40%     3.40%        657    32.95%   35.63%       0.00%
    December 31, 2009 ..................       89      1.50     14.96     1.40%     3.40%        521    47.39%   50.35%       0.04%
    December 31, 2008 ..................      193      1.00      9.95     1.40%     3.40%      1,083   -56.38%  -55.16%       0.00%
  Rydex NASDAQ-100(R) Fund
    December 31, 2012 ..................      110      1.29     19.79     1.40%     3.40%      2,184    12.88%   16.22%       0.00%
    December 31, 2011 ..................      117      1.11     17.19     1.40%     3.40%      2,013    -1.27%    2.78%       0.00%
    December 31, 2010 ..................      160      1.08     17.06     1.40%     3.40%      2,707    14.56%   18.68%       0.00%
    December 31, 2009 ..................      205      0.91     14.60     1.40%     3.40%      2,952    46.93%   51.67%       0.00%
    December 31, 2008 ..................      228      0.60      9.74     1.40%     3.40%      2,201   -43.88%  -41.75%       0.14%
  Rydex NASDAQ-100(R) 2X Strategy Fund
    December 31, 2012 ..................       57     12.91     23.21     1.40%     3.40%        898    29.62%   32.25%       0.00%
    December 31, 2011 ..................       56      9.96     17.55     1.40%     3.40%        688    -4.05%   -2.02%       0.00%
    December 31, 2010 ..................      112     10.38     17.92     1.40%     3.40%      1,562    32.40%   35.08%       0.00%
    December 31, 2009 ..................      106      7.84     13.27     1.40%     3.40%      1,104   110.75%  114.72%       0.00%
    December 31, 2008 ..................      139      3.72      6.18     1.40%     3.40%        655   -73.56%  -72.99%       0.09%
  Rydex Nova Fund
    December 31, 2012 ..................      102      1.01     11.24     1.40%     3.40%      1,143    18.13%   21.69%       0.00%
    December 31, 2011 ..................      121      0.83      9.33     1.40%     3.40%      1,132    -4.42%   -1.19%       0.04%
    December 31, 2010 ..................      153      0.84      9.57     1.40%     3.40%      1,461    15.93%   20.00%       0.21%
    December 31, 2009 ..................      194      0.70      8.09     1.40%     3.40%      1,554    31.03%   34.62%       0.94%
    December 31, 2008 ..................      224      0.52      6.05     1.40%     3.40%      1,356   -56.03%  -53.98%       0.33%
  Rydex Precious Metals Fund
    December 31, 2012 ..................      115     11.71     16.55     1.40%     3.40%      1,691    -7.33%   -5.43%       0.00%
    December 31, 2011 ..................      161     12.39     17.50     1.40%     3.40%      2,582   -26.67%  -25.18%       0.07%
    December 31, 2010 ..................      200     16.56     23.40     1.40%     3.40%      4,357    33.44%   36.18%       0.00%
    December 31, 2009 ..................      239     12.16     17.19     1.40%     3.40%      3,806    44.31%   47.17%       0.00%
    December 31, 2008 ..................      265      8.27     11.68     1.40%     3.40%      2,898   -40.65%  -39.41%       0.00%
  Rydex Real Estate Fund
    December 31, 2012 ..................        9     12.58     17.88     1.40%     3.40%        145    14.36%   16.71%       1.09%
    December 31, 2011 ..................       12     11.00     15.32     1.40%     3.40%        159    -1.08%    0.87%       0.80%
    December 31, 2010 ..................       77     11.12     15.19     1.40%     3.40%        959    20.61%   23.16%       4.22%
    December 31, 2009 ..................       24      9.22     12.34     1.40%     3.40%        253    21.12%   23.52%       6.48%
    December 31, 2008 ..................       73      7.61      9.99     1.40%     3.40%        608   -43.63%  -42.45%       0.25%
  Rydex Retailing Fund
    December 31, 2012 ..................        4     12.10     15.29     1.40%     3.40%         62    12.87%   15.20%       0.00%
    December 31, 2011 ..................        3     10.72     13.28     1.40%     3.40%         40     1.71%    3.83%       0.00%
    December 31, 2010 ..................        7     10.54     12.79     1.40%     3.40%         85    21.01%   23.36%       0.00%
    December 31, 2009 ..................        9      8.71     10.37     1.40%     3.40%         96    39.36%   42.27%       0.00%
    December 31, 2008 ..................        6      6.25      7.29     1.40%     3.40%         44   -35.17%  -33.85%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Russell 2000(R) 1.5X Strategy
    Fund
    December 31, 2012 ..................       32  $   1.96  $  19.59     1.40%     3.40% $      142    17.95%   20.41%       0.00%
    December 31, 2011 ..................       50      1.63     16.27     1.40%     3.40%        335   -15.05%  -13.30%       0.00%
    December 31, 2010 ..................       63      1.88     18.79     1.40%     3.40%        722    33.20%   36.23%       0.00%
    December 31, 2009 ..................       61      1.38     13.82     1.40%     3.40%        385    28.86%   31.43%       0.00%
    December 31, 2008 ..................       86      1.05     10.52     1.40%     3.40%        591   -53.00%  -52.03%       0.08%
  Rydex Russell 2000(R) 2X Strategy Fund
    December 31, 2012 ..................       20      5.27      5.91     1.40%     3.25%        115    24.88%   27.37%       0.00%
    December 31, 2011 ..................       13      4.22      4.64     1.40%     3.25%         59   -21.85%  -20.55%       0.00%
    December 31, 2010 ..................       57      5.40      5.84     1.40%     3.25%        328    43.62%   46.37%       0.00%
    December 31, 2009 ..................       16      3.76      3.99     1.40%     3.25%         66    31.47%   33.89%       0.01%
    December 31, 2008 ..................       25      2.86      2.98     1.40%     3.25%         73   -67.31%  -66.67%       1.33%
  Rydex S&P 500 2X Strategy Fund
    December 31, 2012 ..................       55      8.17     14.08     1.40%     3.40%        550    25.11%   27.60%       0.00%
    December 31, 2011 ..................       64      6.53     11.04     1.40%     3.40%        513    -7.11%   -5.24%       0.00%
    December 31, 2010 ..................      114      7.03     11.65     1.40%     3.40%        999    21.21%   23.69%       0.00%
    December 31, 2009 ..................      246      5.80      9.42     1.40%     3.40%      1,791    41.46%   44.44%       0.70%
    December 31, 2008 ..................      520      4.10      6.53     1.40%     3.40%      2,449   -69.06%  -68.41%       0.00%
  Rydex S&P 500 Pure Growth Fund
    December 31, 2012 ..................       26     11.09     13.10     1.40%     3.40%        333     9.48%   11.69%       0.00%
    December 31, 2011 ..................       61     10.13     11.73     1.40%     3.40%        709    -4.34%   -2.41%       0.00%
    December 31, 2010 ..................       83     10.59     12.02     1.40%     3.40%        991    20.89%   23.33%       0.00%
    December 31, 2009 ..................      105      8.76      9.75     1.40%     3.40%      1,018    42.21%   45.23%       0.00%
    December 31, 2008 ..................      218      6.16      6.72     1.40%     3.40%      1,453   -41.83%  -40.64%       0.00%
  Rydex S&P 500 Pure Value Fund
    December 31, 2012 ..................       58     10.84     12.81     1.40%     3.40%        729    18.21%   20.57%       0.44%
    December 31, 2011 ..................       47      9.17     10.63     1.40%     3.40%        497    -6.43%   -4.49%       0.02%
    December 31, 2010 ..................      190      9.80     11.13     1.40%     3.40%      2,111    16.25%   18.70%       1.46%
    December 31, 2009 ..................       60      8.43      9.38     1.40%     3.40%        558    46.30%   49.13%       1.87%
    December 31, 2008 ..................       79      5.76      6.29     1.40%     3.40%        494   -50.43%  -49.35%       1.17%
  Rydex S&P MidCap 400 Pure Growth
    Fund
    December 31, 2012 ..................       10     15.96     18.87     1.40%     3.40%        179    12.16%   14.45%       0.00%
    December 31, 2011 ..................       17     14.23     16.49     1.40%     3.40%        280    -3.98%   -2.01%       0.00%
    December 31, 2010 ..................       86     14.82     16.83     1.40%     3.40%      1,417    28.20%   30.77%       0.00%
    December 31, 2009 ..................       81     11.56     12.87     1.40%     3.40%      1,034    51.51%   54.69%       0.00%
    December 31, 2008 ..................       29      7.63      8.33     1.40%     3.40%        239   -38.27%  -36.99%       0.00%
  Rydex S&P MidCap 400 Pure Value Fund
    December 31, 2012 ..................       21     11.80     14.06     1.40%     3.40%        291    13.14%   15.34%       0.00%
    December 31, 2011 ..................       17     10.43     12.19     1.40%     3.40%        202   -10.32%   -8.41%       0.00%
    December 31, 2010 ..................       42     11.63     13.31     1.40%     3.40%        559    16.18%   18.49%       0.69%
    December 31, 2009 ..................       79     10.01     11.24     1.40%     3.40%        879    50.07%   53.16%       1.50%
    December 31, 2008 ..................       33      6.67      7.34     1.40%     3.40%        242   -45.55%  -44.39%       0.00%
  Rydex S&P SmallCap 600 Pure Growth
    Fund
    December 31, 2012 ..................       16     12.59     14.88     1.40%     3.40%        239     6.88%    9.06%       0.00%
    December 31, 2011 ..................       96     11.78     13.65     1.40%     3.40%      1,276     0.08%    2.11%       0.00%
    December 31, 2010 ..................       30     11.77     13.37     1.40%     3.40%        396    21.22%   23.68%       0.00%
    December 31, 2009 ..................      107      9.71     10.81     1.40%     3.40%      1,138    29.47%   32.19%       0.00%
    December 31, 2008 ..................       24      7.50      8.18     1.40%     3.40%        194   -36.55%  -35.23%       0.00%
  Rydex S&P SmallCap 600 Pure Value Fund
    December 31, 2012 ..................       37     10.70     12.86     1.40%     3.40%        467    16.43%   18.74%       0.00%
    December 31, 2011 ..................       44      9.19     10.83     1.40%     3.40%        457   -12.48%  -10.72%       0.00%
    December 31, 2010 ..................       30     10.50     12.13     1.40%     3.40%        363    20.83%   23.40%       0.00%
    December 31, 2009 ..................       33      8.69      9.83     1.40%     3.40%        326    56.86%   60.10%       0.87%
    December 31, 2008 ..................      165      5.54      6.15     1.40%     3.40%        989   -45.36%  -44.24%       1.00%
  Rydex Strengthening Dollar 2X Strategy
    Fund
    December 31, 2012 ..................       --      4.92      5.69     1.40%     3.40%          2    -9.56%   -7.63%       0.00%
    December 31, 2011 ..................        2      5.44      6.16     1.40%     3.40%         10    -7.48%   -5.52%       0.00%
    December 31, 2010 ..................        1      5.88      6.52     1.40%     3.40%          8    -7.69%   -5.78%       0.00%
    December 31, 2009 ..................       11      6.37      6.92     1.40%     3.40%         73   -18.65%  -17.03%       0.00%
    December 31, 2008 ..................        2      7.83      8.34     1.40%     3.40%         18     2.08%    4.12%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
 (continued)
  Rydex Technology Fund
    December 31, 2012 ..................        8  $   7.32  $  10.91     1.40%     3.40% $       67     8.26%   10.43%       0.00%
    December 31, 2011 ..................        7      6.63      9.88     1.40%     3.40%         60   -12.23%  -10.43%       0.00%
    December 31, 2010 ..................       23      7.41     11.03     1.40%     3.40%        231     8.31%   10.60%       0.00%
    December 31, 2009 ..................       20      6.70      9.99     1.40%     3.40%        177    50.25%   53.46%       0.00%
    December 31, 2008 ..................       57      4.37      6.51     1.40%     3.40%        273   -47.20%  -46.15%       0.00%
  Rydex Telecommunications Fund
    December 31, 2012 ..................       10      6.65      9.24     1.40%     3.40%         88     1.30%    3.42%       2.55%
    December 31, 2011 ..................        9      6.43      8.94     1.40%     3.40%         71   -17.26%  -15.58%       0.86%
    December 31, 2010 ..................       11      7.62     10.59     1.40%     3.40%        110    10.75%   12.90%       0.89%
    December 31, 2009 ..................       27      6.75      9.38     1.40%     3.40%        242    24.37%   26.93%       3.99%
    December 31, 2008 ..................       29      5.32      7.39     1.40%     3.40%        205   -47.17%  -46.10%       0.35%
  Rydex Transportation Fund
    December 31, 2012 ..................       --     11.42     13.59     1.40%     3.40%          2    13.63%   15.96%       0.00%
    December 31, 2011 ..................       10     10.05     11.72     1.40%     3.40%        119   -14.10%  -12.34%       0.00%
    December 31, 2010 ..................       13     11.70     13.37     1.40%     3.40%        172    20.00%   22.46%       0.00%
    December 31, 2009 ..................       10      9.75     10.92     1.40%     3.40%        110    13.50%   15.68%       0.71%
    December 31, 2008 ..................        4      8.59      9.44     1.40%     3.40%         38   -27.82%  -26.25%       0.00%
  Rydex U.S. Government Money Market
    Fund
    December 31, 2012 ..................      874      0.97     11.12     1.40%     6.25%      5,120    -3.37%    0.00%       0.00%
    December 31, 2011 ..................    1,244      0.98     11.28     1.40%     6.40%      7,776    -3.26%    0.00%       0.00%
    December 31, 2010 ..................    1,770      0.99     11.44     1.40%     6.19%     10,208    -3.37%    0.00%       0.01%
    December 31, 2009 ..................    2,204      1.01     11.60     1.40%     4.14%     15,350    -3.26%    0.00%       0.05%
    December 31, 2008 ..................    2,623      1.02     11.76     1.40%     3.40%     20,965    -2.26%    0.89%       1.06%
  Rydex Utilities Fund
    December 31, 2012 ..................       81      9.30     15.67     1.40%     3.40%      1,169    -2.30%   -0.32%       2.81%
    December 31, 2011 ..................       98      9.33     15.72     1.40%     3.40%      1,407    12.43%   14.74%       2.26%
    December 31, 2010 ..................       89      8.14     13.70     1.40%     3.40%      1,075     3.27%    5.44%       4.61%
    December 31, 2009 ..................       53      7.72     13.00     1.40%     3.40%        579    10.05%   12.21%       4.61%
    December 31, 2008 ..................       71      6.88     11.59     1.40%     3.40%        718   -31.98%  -30.56%       0.29%
  Rydex Weakening Dollar 2X Strategy
    Fund
    December 31, 2012 ..................        3      8.96     10.35     1.40%     3.40%         29    -2.61%   -0.58%       0.00%
    December 31, 2011 ..................        4      9.20     10.41     1.40%     3.40%         36    -6.88%   -5.02%       0.00%
    December 31, 2010 ..................        6      9.88     10.96     1.40%     3.40%         62    -8.77%   -6.96%       0.00%
    December 31, 2009 ..................        9     10.83     11.78     1.40%     3.40%        108     3.04%    5.08%       0.03%
    December 31, 2008 ..................       15     10.51     11.21     1.40%     3.40%        171   -15.17%  -13.44%       0.00%
  U.S. Long Short Momentum Fund
    December 31, 2012 ..................       20      1.55     15.52     1.40%     3.40%         80     0.94%    2.92%       0.00%
    December 31, 2011 ..................       20      1.51     15.08     1.40%     3.40%         80    -9.64%   -7.82%       0.00%
    December 31, 2010 ..................       29      1.64     16.36     1.40%     3.40%        138     7.45%   10.07%       0.00%
    December 31, 2009 ..................       32      1.49     14.92     1.40%     3.40%        181    23.04%   25.48%       0.10%
    December 31, 2008 ..................       37      1.19     11.89     1.40%     3.40%        158   -42.73%  -41.38%       0.00%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
    December 31, 2012 ..................       59     10.55     13.25     1.40%     3.40%        717    10.01%   13.93%       1.01%
    December 31, 2011 ..................       62      9.59     11.63     1.40%     3.40%        668    -3.42%   -0.09%       0.89%
    December 31, 2010 ..................       74      9.93     11.64     1.40%     3.40%        808     5.98%    9.60%       0.69%
    December 31, 2009 ..................      194      9.37     10.62     1.40%     3.40%      1,951    23.94%   28.26%       1.36%
    December 31, 2008 ..................      201      7.56      8.28     1.40%     3.40%      1,600   -32.50%  -30.13%       4.00%
  Diversified Dividend Fund
    December 31, 2012 ..................       20     10.48     10.70     1.40%     2.65%        210    15.67%   17.07%       2.58%
    December 31, 2011 ..................       17      9.06      9.14     1.40%     2.65%        154    -9.31%   -8.51%       0.00%
    Inception April 29, 2011
  Global Health Care Fund
    December 31, 2012 ..................      189      1.40     13.97     1.40%     3.40%        819    16.83%   21.37%       0.00%
    December 31, 2011 ..................      174      1.17     11.72     1.40%     3.40%        324     0.50%    3.97%       0.00%
    December 31, 2010 ..................      142      1.14     11.44     1.40%     3.40%        273     1.82%    5.00%       0.00%
    December 31, 2009 ..................      151      1.10     11.01     1.40%     3.40%        327    23.38%   27.66%       0.27%
    December 31, 2008 ..................      227      0.87      8.79     1.40%     3.40%        640   -31.03%  -28.79%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
  (continued)
  Global Real Estate Fund
    December 31, 2012 ..................      159  $   2.76  $  27.56     1.40%     3.40% $      742    23.81%   26.61%      0.53%
    December 31, 2011 ..................      197      2.18     21.82     1.40%     3.40%        741    -9.57%   -7.78%      3.79%
    December 31, 2010 ..................      225      2.37     23.66     1.40%     3.40%        948    13.59%   16.18%      4.94%
    December 31, 2009 ..................      267      2.04     20.42     1.40%     3.40%        920    27.15%   29.94%      0.00%
    December 31, 2008 ..................      317      1.57     15.74     1.40%     3.40%        940   -46.54%  -45.44%      4.70%
  High Yield Fund
    December 31, 2012 ..................      537     14.22     16.91     1.40%     3.40%      8,722    13.31%   15.51%      5.07%
    December 31, 2011 ..................      742     12.55     14.64     1.40%     3.40%     10,491    -2.41%   -0.41%      9.65%
    December 31, 2010 ..................      255     12.86     14.70     1.40%     3.40%      3,618     9.73%   11.96%      9.53%
    December 31, 2009 ..................      332     11.72     13.13     1.40%     3.40%      4,241    47.79%   50.75%      8.85%
    December 31, 2008 ..................      169      7.93      8.71     1.40%     3.40%      1,468   -28.24%  -26.75%      6.31%
  Mid Cap Core Equity Fund
    December 31, 2012 ..................       65      1.76     17.61     1.40%     3.40%        229     6.88%    9.32%      0.00%
    December 31, 2011 ..................       74      1.61     16.14     1.40%     3.40%        227    -9.59%   -7.82%      0.08%
    December 31, 2010 ..................       79      1.75     17.51     1.40%     3.40%        304     9.99%   12.24%      0.34%
    December 31, 2009 ..................       93      1.56     15.60     1.40%     3.40%        401    25.41%   27.97%      0.76%
    December 31, 2008 ..................       92      1.22     12.19     1.40%     3.40%        372   -31.04%  -29.48%      1.51%
  Money Market Fund
    December 31, 2012 ..................      961      9.78     10.00     1.40%     3.40%      9,517    -2.19%    0.00%      0.02%
    Inception May 1, 2012
  Technology Fund
    December 31, 2012 ..................      142      0.68     12.96     1.40%     3.40%        160     7.57%   11.39%      0.00%
    December 31, 2011 ..................      118      0.62     11.84     1.40%     3.40%        108    -8.19%   -4.82%      0.16%
    December 31, 2010 ..................      119      0.66     12.67     1.40%     3.40%        115    17.22%   20.29%      0.00%
    December 31, 2009 ..................      123      0.56     10.61     1.40%     3.40%        114    52.06%   56.82%      0.00%
    December 31, 2008 ..................      120      0.36      6.85     1.40%     3.40%         89   -46.34%  -43.59%      0.00%
  Van Kampen Value
    Opportunities Fund
    December 31, 2012 ..................       85      1.32     13.15     1.40%     3.40%        283    13.77%   16.81%      1.08%
    December 31, 2011 ..................      100      1.13     11.34     1.40%     3.40%        296    -6.68%   -4.71%      0.54%
    December 31, 2010 ..................      115      1.19     11.90     1.40%     3.40%        377     3.39%    5.50%      0.35%
    December 31, 2009 ..................      101      1.13     11.28     1.40%     3.40%        303    42.75%   46.75%      1.34%
    December 31, 2008 ..................      104      0.77      7.75     1.40%     3.40%        188   -53.50%  -52.54%      0.60%
JANUS ASPEN SERIES:
  Balanced Portfolio
    December 31, 2012 ..................       54     11.97     12.85     1.40%     2.65%        694    10.63%   12.03%      2.85%
    December 31, 2011 ..................       58     10.82     11.47     1.40%     2.65%        657    -1.01%    0.26%      2.46%
    December 31, 2010 ..................       52     10.93     11.44     1.40%     2.65%        594     5.60%    6.92%      2.95%
    December 31, 2009 ..................       41     10.35     10.70     1.40%     2.65%        440    22.63%   24.13%      3.03%
    December 31, 2008 ..................       35      8.44      8.62     1.40%     2.65%        302   -18.06%  -17.04%      2.95%
  Enterprise Portfolio
    December 31, 2012 ..................    2,065      2.44     21.36     1.40%     3.40%      7,241    13.36%   17.31%      0.00%
    December 31, 2011 ..................    2,299      2.08     18.47     1.40%     3.40%      7,131    -4.74%   -1.42%      0.00%
    December 31, 2010 ..................    2,580      2.11     19.00     1.40%     3.40%      8,340    21.66%   26.35%      0.07%
    December 31, 2009 ..................    2,874      1.67     15.31     1.40%     3.40%      7,569    40.02%   43.97%      0.00%
    December 31, 2008 ..................    3,112      1.16     10.72     1.40%     3.40%      5,827   -45.64%  -43.41%      0.25%
  Forty Portfolio
    December 31, 2012 ..................       16     11.13     11.94     1.40%     2.65%        196    20.98%   22.34%      0.71%
    December 31, 2011 ..................       17      9.20      9.76     1.40%     2.65%        165    -9.18%   -7.92%      0.35%
    December 31, 2010 ..................       19     10.13     10.60     1.40%     2.65%        197     4.00%    5.26%      0.33%
    December 31, 2009 ..................       21      9.74     10.07     1.40%     2.65%        210    42.40%   44.27%      0.04%
    December 31, 2008 ..................       23      6.84      6.98     1.40%     2.65%        160   -45.58%  -44.95%      0.15%
  Janus Portfolio
    December 31, 2012 ..................    3,226      2.40     19.19     1.40%     3.40%      8,212    14.55%   17.07%      0.55%
    December 31, 2011 ..................    3,529      2.05     16.41     1.40%     3.40%      7,769    -8.44%   -6.60%      0.59%
    December 31, 2010 ..................    3,880      2.20     17.57     1.40%     3.40%      9,142    10.70%   12.98%      1.09%
    December 31, 2009 ..................    4,324      1.95     15.56     1.40%     3.40%      9,181    31.74%   34.49%      0.54%
    December 31, 2008 ..................    4,611      1.45     11.57     1.40%     3.40%      7,421   -41.71%  -40.56%      0.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                    LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL     LOWEST   HIGHEST  INVESTMENT
                                           UNITS   ------------------  -----------------  NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                          (000s)       UNIT VALUE        EXPENSE RATIO      (000s)      TOTAL RETURN      RATIO
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (CONTINUED)
  Janus Portfolio - Service
    December 31, 2012 ..................       --  $   1.26  $   1.26     0.00%     0.00% $       --    18.87%   18.87%       0.00%
    December 31, 2011 ..................       --      1.06      1.06     0.00%     0.00%         --    -5.36%   -5.36%       0.00%
    December 31, 2010 ..................       --      1.12      1.12     0.00%     0.00%         --    14.29%   14.29%       0.00%
    December 31, 2009 ..................       --      0.98      0.98     3.20%     3.20%         --    36.11%   36.11%       0.00%
    December 31, 2008 ..................        4      0.72      0.72     2.07%     2.07%          3   -40.00%  -40.00%       0.57%
  Overseas Portfolio
    December 31, 2012 ..................      290      3.13     31.33     1.40%     4.61%      1,402     9.66%   13.25%       0.64%
    December 31, 2011 ..................      409      2.80     28.00     1.40%     4.12%      1,757   -34.44%  -32.12%       0.43%
    December 31, 2010 ..................      559      4.19     41.87     1.40%     4.32%      4,338    21.11%   25.20%       0.68%
    December 31, 2009 ..................      587      3.39     33.88     1.40%     3.40%      3,861    73.64%   79.33%       0.59%
    December 31, 2008 ..................      606      1.91     19.14     1.40%     3.40%      2,023   -53.74%  -51.96%       1.24%
  Perkins Mid Cap Value Portfolio
    December 31, 2012 ..................        5     10.39     11.16     1.40%     2.65%         59     8.12%    9.63%       1.00%
    December 31, 2011 ..................        5      9.61     10.18     1.40%     2.65%         47    -5.13%   -4.05%       0.71%
    December 31, 2010 ..................        5     10.13     10.61     1.40%     2.65%         58    12.68%   14.09%       0.68%
    December 31, 2009 ..................        5      8.99      9.30     1.40%     2.65%         49    30.10%   31.91%       0.60%
    December 31, 2008 ..................        9      6.91      7.05     1.40%     2.65%         65   -29.63%  -28.79%       0.94%
    Worldwide Portfolio
    December 31, 2012 ..................    2,892      2.53     12.76     1.40%     3.40%      7,692    16.07%   18.48%       0.86%
    December 31, 2011 ..................    3,297      2.14     10.77     1.40%     3.40%      7,503   -16.60%  -14.74%       0.58%
    December 31, 2010 ..................    3,615      2.51     12.67     1.40%     3.40%      9,664    11.98%   14.25%       0.61%
    December 31, 2009 ..................    3,950      2.20     11.09     1.40%     3.40%      9,326    33.08%   35.80%       1.43%
    December 31, 2008 ..................    4,202      1.62      8.17     1.40%     3.40%      7,311   -46.53%  -45.41%       1.19%
  Worldwide Portfolio - Service
    December 31, 2012 ..................       --      1.11      1.11     N/A       N/A           --    19.35%   19.35%       0.00%
    December 31, 2011 ..................       --      0.93      0.93     N/A       N/A           --   -13.89%  -13.89%       0.00%
    December 31, 2010 ..................       --      1.08      1.08     N/A       N/A           --    16.13%   16.13%       0.00%
    December 31, 2009 ..................       --      0.93      0.93     N/A       N/A           --    36.76%   36.76%       0.00%
    December 31, 2008 ..................       --      0.68      0.68     N/A       N/A           --   -44.72%  -44.72%       0.00%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
    December 31, 2012 ..................       42     24.80     29.50     1.40%     3.40%      1,226    17.93%   20.36%       1.51%
    December 31, 2011 ..................       56     21.03     24.51     1.40%     3.40%      1,348   -20.73%  -19.14%       1.33%
    December 31, 2010 ..................      102     26.53     30.31     1.40%     3.40%      3,056    18.60%   20.95%       1.11%
    December 31, 2009 ..................      201     22.37     25.06     1.40%     3.40%      4,934    64.24%   67.51%       3.51%
    December 31, 2008 ..................       64     13.62     14.96     1.40%     3.40%        950   -50.45%  -49.44%       1.42%
  International Equity Portfolio
    December 31, 2012 ..................       18     11.69     13.90     1.40%     3.40%        244    17.13%   19.42%       2.13%
    December 31, 2011 ..................       18      9.98     11.64     1.40%     3.40%        205   -10.41%   -8.56%       1.79%
    December 31, 2010 ..................       18     11.14     12.73     1.40%     3.40%        223     3.15%    5.21%       1.33%
    December 31, 2009 ..................       19     10.80     12.10     1.40%     3.40%        236    17.39%   19.80%       1.69%
    December 31, 2008 ..................       24      9.20     10.10     1.40%     3.40%        251   -39.11%  -37.88%       2.19%
  US Small-Mid Cap Equity Portfolio
    December 31, 2012 ..................      448      1.86     20.20     1.40%     3.40%      1,176     6.56%   10.06%       0.00%
    December 31, 2011 ..................      521      1.69     18.58     1.40%     3.40%      1,260   -12.11%   -8.65%       0.00%
    December 31, 2010 ..................      583      1.85     20.73     1.40%     3.40%      1,736    19.61%   23.33%       0.29%
    December 31, 2009 ..................      682      1.50     16.99     1.40%     3.40%      1,847    47.53%   53.06%       0.00%
    December 31, 2008 ..................      723      0.98     11.28     1.40%     3.40%      1,123   -38.63%  -36.77%       0.00%
  US Strategic Equity Portfolio
    December 31, 2012 ..................       50      1.30     13.53     1.40%     3.40%        206    10.25%   13.93%       0.94%
    December 31, 2011 ..................       76      1.16     12.04     1.40%     3.40%        280    -1.43%    2.52%       1.00%
    December 31, 2010 ..................       91      1.15     11.97     1.40%     3.40%        296     9.03%   12.26%       0.68%
    December 31, 2009 ..................      102      1.04     10.76     1.40%     3.40%        302    22.54%   27.71%       0.96%
    December 31, 2008 ..................      115      0.83      8.60     1.40%     3.40%        234   -37.44%  -35.66%       0.71%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                     LOWEST  HIGHEST  LOWEST  HIGHEST    TOTAL     LOWEST  HIGHEST  INVESTMENT
                             UNITS   ---------------  ---------------  NET ASSETS  ---------------    INCOME
FUND DESCRIPTION            (000s)     UNIT VALUE      EXPENSE RATIO    (000s)      TOTAL RETURN      RATIO
--------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST:
  ClearBridge
    Aggressive Growth
    Portfolio
    December 31, 2012 ....        8  $ 9.70  $ 10.87    1.40%    3.40% $       83   14.79%   17.13%       0.18%
    December 31, 2011 ....       20    8.45     9.28    1.40%    3.40%        181   -0.94%    0.98%       0.19%
    December 31, 2010 ....       10    8.53     9.19    1.40%    3.40%         93   20.82%   23.36%       0.12%
    December 31, 2009 ....        9    7.06     7.45    1.40%    3.40%         68   30.02%   32.56%       0.00%
    December 31, 2008 ....        4    5.43     5.62    1.40%    3.40%         24  -42.42%  -41.21%       0.00%
  ClearBridge Equity
    Income Builder
    Portfolio
    December 31, 2012 ....       36    9.20    10.31    1.40%    3.40%        372   10.31%   12.55%       3.67%
    December 31, 2011 ....        8    8.34     9.16    1.40%    3.40%         72    4.25%    6.39%       4.02%
    December 31, 2010 ....        8    8.00     8.61    1.40%    3.40%         68    8.55%   10.81%       4.59%
    December 31, 2009 ....        6    7.37     7.77    1.40%    3.40%         42   18.87%   21.03%       3.24%
    December 31, 2008 ....        6    6.20     6.42    1.40%    3.40%         41  -37.25%  -35.86%       1.02%
  ClearBridge
    Fundamental All Cap
    Value Portfolio
    December 31, 2012 ....       14    8.15     9.14    1.40%    3.40%        123   11.04%   13.40%       1.54%
    December 31, 2011 ....       19    7.34     8.06    1.40%    3.40%        152   -9.27%   -7.46%       1.28%
    December 31, 2010 ....       19    8.09     8.71    1.40%    3.40%        168   12.67%   14.91%       1.63%
    December 31, 2009 ....       23    7.18     7.58    1.40%    3.40%        178   25.09%   27.61%       1.22%
    December 31, 2008 ....       33    5.74     5.94    1.40%    3.40%        196  -38.74%  -37.47%       1.70%
  ClearBridge Large Cap
    Growth Portfolio
    December 31, 2012 ....       18    9.68    10.84    1.40%    3.40%        191   16.35%   18.60%       0.95%
    December 31, 2011 ....        7    8.32     9.14    1.40%    3.40%         60   -4.04%   -2.04%       0.45%
    December 31, 2010 ....        7    8.67     9.33    1.40%    3.40%         67    6.22%    8.36%       0.09%
    December 31, 2009 ....       11    8.16     8.61    1.40%    3.40%         91   37.61%   40.46%       0.10%
    December 31, 2008 ....        7    5.93     6.13    1.40%    3.40%         40  -39.43%  -38.21%       0.23%
LEGG MASON PARTNERS
  VARIABLE INCOME
  TRUST:
  Western Asset Global
    High Yield Bond
    Portfolio
    December 31, 2012 ....        5   13.50    15.74    1.40%    3.40%         72   14.31%   16.68%       8.79%
    December 31, 2011 ....        3   11.81    13.49    1.40%    3.40%         40   -1.67%    0.30%       1.84%
    December 31, 2010 ....      255   12.01    13.45    1.40%    3.40%      3,326   11.10%   13.31%       8.86%
    December 31, 2009 ....       21   10.81    11.87    1.40%    3.40%        243   50.35%   53.36%       7.90%
    December 31, 2008 ....       13    7.19     7.74    1.40%    3.40%         98  -33.12%  -31.75%       9.60%
  Western Asset
    Strategic Bond
    Portfolio
    December 31, 2012 ....      121   11.40    13.56    1.40%    3.40%      1,611    4.20%    6.27%       3.00%
    December 31, 2011 ....       73   10.94    12.76    1.40%    3.40%        925    3.31%    5.37%       5.62%
    December 31, 2010 ....       35   10.59    12.11    1.40%    3.40%        417    8.06%   10.29%       2.60%
    December 31, 2009 ....       20    9.80    10.98    1.40%    3.40%        224   17.79%   20.13%       3.67%
    December 31, 2008 ....       25    8.32     9.14    1.40%    3.40%        230  -19.85%  -18.17%       3.36%
LORD ABBETT SERIES
  FUND, INC.:
  Capital Structure
    Portfolio
    December 31, 2012 ....      121    1.81    18.12    1.40%    3.40%        458    8.65%   11.04%       3.04%
    December 31, 2011 ....      120    1.63    16.34    1.40%    3.40%        427   -3.11%   -1.21%       2.52%
    December 31, 2010 ....      148    1.65    16.54    1.40%    3.40%        531   10.93%   13.21%       3.01%
    December 31, 2009 ....      160    1.46    14.61    1.40%    3.40%        507   19.20%   21.67%       2.52%
    December 31, 2008 ....      215    1.20    12.01    1.40%    3.40%        802  -28.63%  -27.21%       4.38%
  Growth and Income
    Portfolio
    December 31, 2012 ....    1,651    1.38    15.86    1.40%    3.40%      3,086    8.31%   12.20%       0.93%
    December 31, 2011 ....    1,836    1.23    14.35    1.40%    3.40%      3,227   -9.16%   -6.11%       0.70%
    December 31, 2010 ....    2,139    1.31    15.49    1.40%    3.40%      3,881   13.49%   18.02%       0.53%
    December 31, 2009 ....    2,420    1.11    13.38    1.40%    3.40%      3,882   14.98%   18.09%       0.97%
    December 31, 2008 ....    2,720    0.94    11.41    1.40%    3.40%      3,837  -38.58%  -36.05%       1.38%
NEUBERGER BERMAN
  ADVISERS MANAGEMENT
  TRUST:
  Large Cap Value
    Portfolio
    December 31, 2012 ....      421    1.53    13.62    1.40%    3.40%        981   12.68%   15.91%       0.40%
    December 31, 2011 ....      521    1.32    11.85    1.40%    3.40%      1,150  -14.34%  -10.81%       0.00%
    December 31, 2010 ....      710    1.48    13.56    1.40%    3.40%      1,722   11.75%   15.63%       0.66%
    December 31, 2009 ....      847    1.28    11.88    1.40%    3.40%      1,903   50.81%   56.10%       2.46%
    December 31, 2008 ....    1,007    0.82     7.72    1.40%    3.40%      1,642  -53.98%  -52.60%       0.41%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                     LOWEST  HIGHEST  LOWEST  HIGHEST    TOTAL     LOWEST  HIGHEST  INVESTMENT
                             UNITS   ---------------  ---------------  NET ASSETS  ---------------    INCOME
FUND DESCRIPTION            (000s)     UNIT VALUE      EXPENSE RATIO    (000s)      TOTAL RETURN      RATIO
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
  ADVISERS MANAGEMENT
  TRUST: (continued)
  Mid-Cap Growth
    Portfolio
    December 31, 2012 ....      148  $ 1.35  $ 17.38    1.40%    6.22% $      334    8.63%   12.77%       0.00%
    December 31, 2011 ....      191    1.22    15.71    1.40%    3.40%        515   -2.91%    0.00%       0.00%
    December 31, 2010 ....      269    1.23    15.89    1.40%    3.40%        561   24.80%   29.36%       0.00%
    December 31, 2009 ....      239    0.97    12.50    1.40%    3.40%        677   27.14%   31.33%       0.00%
    December 31, 2008 ....      284    0.74     9.66    1.40%    3.40%        910  -45.25%  -43.15%       0.00%
  Mid Cap Intrinsic
    Value Portfolio
    December 31, 2012 ....       32    1.96    19.57    1.40%    3.40%        165   11.70%   13.95%       0.44%
    December 31, 2011 ....       49    1.72    17.18    1.40%    3.40%        328   -9.66%   -7.53%       0.51%
    December 31, 2010 ....       72    1.86    18.63    1.40%    3.40%        571   22.08%   24.45%       1.10%
    December 31, 2009 ....       57    1.50    14.97    1.40%    3.40%        169   41.51%   44.50%       1.62%
    December 31, 2008 ....       57    1.04    10.36    1.40%    3.40%        140  -47.61%  -46.39%       0.62%
  Short Duration Bond
    Portfolio
    December 31, 2012 ....      338    1.36    12.93    1.40%    3.40%        905    1.12%    4.62%       2.47%
    December 31, 2011 ....      511    1.30    12.54    1.40%    3.40%      1,439   -3.05%    0.78%       4.33%
    December 31, 2010 ....      525    1.29    12.68    1.40%    3.40%      1,444    1.77%    4.88%       4.39%
    December 31, 2009 ....      581    1.23    12.21    1.40%    3.40%      2,044    9.47%   13.89%       9.67%
    December 31, 2008 ....      592    1.08    10.93    1.40%    3.40%      1,249  -16.26%  -13.60%       5.27%
  Small-Cap Growth
    Portfolio
    December 31, 2012 ....       12    1.29    12.88    1.40%    3.40%         41    5.19%    7.50%       0.00%
    December 31, 2011 ....       25    1.20    12.01    1.40%    3.40%        112   -4.37%   -2.44%       0.00%
    December 31, 2010 ....       21    1.23    12.31    1.40%    3.40%         73   15.57%   18.27%       0.00%
    December 31, 2009 ....        7    1.04    10.43    1.40%    3.40%         22   18.64%   21.00%       0.00%
    December 31, 2008 ....        5    0.86     8.62    1.40%    3.40%         13  -41.46%  -40.28%       0.00%
  Socially Responsive
    Portfolio
    December 31, 2012 ....       12   11.67    13.88    1.40%    3.40%        161    7.26%    9.38%       0.20%
    December 31, 2011 ....       16   10.88    12.69    1.40%    3.40%        193   -6.37%   -4.44%       0.33%
    December 31, 2010 ....       16   11.62    13.28    1.40%    3.40%        212   18.81%   21.17%       0.04%
    December 31, 2009 ....       17    9.78    10.96    1.40%    3.40%        184   27.01%   29.55%       2.34%
    December 31, 2008 ....       19    7.70     8.46    1.40%    3.40%        159  -41.49%  -40.25%       1.61%
NORTHERN LIGHTS
  VARIABLE TRUST:
  JNF Balanced Portfolio
    December 31, 2012 ....      723    9.99    12.12    1.40%   32.50%      8,079    6.84%   10.58%       1.20%
    December 31, 2011 ....      822    9.35    10.96    1.40%   31.96%      8,425    2.52%    6.00%       1.28%
    December 31, 2010 ....      877    9.12    10.34    1.40%   33.10%      8,610    7.93%   11.78%       1.40%
    December 31, 2009 ....      966    8.45     9.25    1.40%   39.24%      8,601   17.85%   21.87%       1.75%
    December 31, 2008 ....    1,142    7.17     7.59    1.40%   32.80%      8,465  -25.78%  -23.18%       2.05%
  JNF Equity Portfolio
    December 31, 2012 ....    1,542    8.59    10.42    1.40%    3.40%     14,832   12.88%   16.82%       0.47%
    December 31, 2011 ....    1,811    7.61     8.92    1.40%    3.40%     15,132   -2.31%    1.02%       0.77%
    December 31, 2010 ....    2,030    7.79     8.83    1.40%    3.40%     17,022   21.72%   25.96%       0.77%
    December 31, 2009 ....    2,183    6.40     7.01    1.40%    3.40%     14,738   30.35%   35.07%       1.00%
    December 31, 2008 ....    2,403    4.91     5.19    1.40%    3.40%     12,186  -44.46%  -42.65%       0.15%
PIMCO VARIABLE
  INSURANCE TRUST:
  All Asset Portfolio
    December 31, 2012 ....       28   12.39    14.02    1.40%    3.25%        390   11.22%   13.34%       5.20%
    December 31, 2011 ....       31   11.14    12.37    1.40%    3.25%        380   -1.24%    0.57%       7.07%
    December 31, 2010 ....       25   11.28    12.30    1.40%    3.25%        311    9.41%   11.51%       7.57%
    December 31, 2009 ....       25   10.31    11.03    1.40%    3.25%        281   17.69%   19.89%       7.50%
    December 31, 2008 ....       35    8.76     9.20    1.40%    3.25%        325  -18.51%  -17.04%      15.57%
  CommodityRealReturn
    Strategy Portfolio
    December 31, 2012 ....       15    9.19    10.40    1.40%    3.25%        156    2.00%    3.90%       2.74%
    December 31, 2011 ....       20    9.01    10.01    1.40%    3.25%        200  -10.53%   -8.83%       3.48%
    December 31, 2010 ....       28   10.07    10.98    1.40%    3.25%        305   20.45%   22.82%       4.15%
    December 31, 2009 ....       20    8.36     8.94    1.40%    3.25%        180   37.05%   39.47%       6.60%
    December 31, 2008 ....       18    6.10     6.41    1.40%    3.25%        113  -45.58%  -44.55%       4.65%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                     LOWEST  HIGHEST  LOWEST  HIGHEST    TOTAL     LOWEST  HIGHEST  INVESTMENT
                            UNITS    ---------------  ---------------  NET ASSETS  ---------------    INCOME
FUND DESCRIPTION            (000s)     UNIT VALUE      EXPENSE RATIO    (000s)      TOTAL RETURN      RATIO
--------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE
  INSURANCE TRUST:
  (continued)
  Emerging Markets Bond
    Portfolio
    December 31, 2012 ....        7  $14.46  $ 16.36    1.40%    3.25% $      111   14.13%   16.28%       4.93%
    December 31, 2011 ....        7   12.67    14.07    1.40%    3.25%         94    2.92%    4.84%       5.34%
    December 31, 2010 ....        8   12.31    13.42    1.40%    3.25%        110    8.55%   10.54%       4.72%
    December 31, 2009 ....        2   11.34    12.14    1.40%    3.25%         24   26.28%   28.74%       6.26%
    December 31, 2008 ....       57    8.98     9.43    1.40%    3.25%        539  -17.24%  -15.80%       6.23%
  Foreign Bond US
    Dollar-Hedged
    Portfolio
    December 31, 2012 ....        3   12.48    14.12    1.40%    3.25%         49    7.31%    9.29%       2.27%
    December 31, 2011 ....        4   11.63    12.92    1.40%    3.25%         48    3.38%    5.30%       2.12%
    December 31, 2010 ....        5   11.25    12.27    1.40%    3.25%         58    4.94%    6.97%       1.82%
    December 31, 2009 ....        4   10.72    11.47    1.40%    3.25%         48   11.90%   14.02%       3.25%
    December 31, 2008 ....        2    9.58    10.06    1.40%    3.25%         20   -5.52%   -3.82%       3.19%
  Global Bond Unhedged
    Portfolio
    December 31, 2012 ....       32   13.48    15.25    1.40%    3.25%        484    3.53%    5.46%       1.55%
    December 31, 2011 ....       14   13.02    14.46    1.40%    3.25%        208    4.16%    6.09%       2.50%
    December 31, 2010 ....       14   12.50    13.63    1.40%    3.25%        191    8.04%   10.10%       2.76%
    December 31, 2009 ....       14   11.57    12.38    1.40%    3.25%        173   13.10%   15.16%       3.16%
    December 31, 2008 ....       15   10.23    10.75    1.40%    3.25%        159   -4.03%   -2.18%       3.08%
  High Yield Portfolio
    December 31, 2012 ....       66   12.84    14.53    1.40%    3.25%        961   10.59%   12.72%       5.78%
    December 31, 2011 ....       73   11.61    12.89    1.40%    3.25%        943    0.09%    1.90%       6.89%
    December 31, 2010 ....      218   11.60    12.65    1.40%    3.25%      2,732   10.79%   12.85%       7.05%
    December 31, 2009 ....        6   10.47    11.21    1.40%    3.25%         70   35.80%   38.22%       9.01%
    December 31, 2008 ....      176    7.71     8.11    1.40%    3.25%      1,429  -26.01%  -24.56%       7.78%
  Long-Term US
    Government
    Portfolio
    December 31, 2012 ....       18   14.92    16.72    1.40%    3.25%        302    1.08%    2.96%       2.17%
    December 31, 2011 ....       40   14.76    16.24    1.40%    3.25%        640   23.72%   26.09%       2.64%
    December 31, 2010 ....       31   11.93    12.88    1.40%    3.25%        388    8.06%    9.99%       3.43%
    December 31, 2009 ....        4   11.04    11.71    1.40%    3.25%         49   -7.46%   -5.72%       3.68%
    December 31, 2008 ....       69   11.93    12.42    1.40%    3.25%        854   13.51%   15.75%       3.79%
  Low Duration
    Portfolio
    December 31, 2012 ....       26   11.23    12.59    1.40%    3.25%        324    2.46%    4.39%       1.96%
    December 31, 2011 ....       59   10.96    12.06    1.40%    3.25%        699   -2.14%   -0.33%       1.69%
    December 31, 2010 ....       52   11.20    12.10    1.40%    3.25%        620    1.91%    3.86%       1.58%
    December 31, 2009 ....      116   10.99    11.65    1.40%    3.25%      1,338    9.68%   11.70%       3.45%
    December 31, 2008 ....       11   10.02    10.43    1.40%    3.25%        115   -3.56%   -1.79%       4.15%
  Real Return Portfolio
    December 31, 2012 ....      975    1.66    16.59    1.40%    3.40%      2,883    5.06%    7.24%       1.07%
    December 31, 2011 ....    1,089    1.55    15.47    1.40%    3.40%      3,124    7.93%   10.71%       2.00%
    December 31, 2010 ....    1,138    1.40    14.05    1.40%    3.40%      2,601    4.55%    6.60%       1.44%
    December 31, 2009 ....    1,235    1.32    13.18    1.40%    3.40%      3,055   14.37%   16.81%       2.92%
    December 31, 2008 ....    1,433    1.13    11.29    1.40%    3.40%      3,101  -10.16%   -8.13%       3.48%
  Short-Term Portfolio
    December 31, 2012 ....       36    9.52    11.33    1.40%    3.40%        407   -0.73%    1.34%       0.92%
    December 31, 2011 ....      121    9.59    11.18    1.40%    3.40%      1,337   -2.84%   -0.89%       0.95%
    December 31, 2010 ....      134    9.87    11.28    1.40%    3.40%      1,496   -1.30%    0.71%       0.83%
    December 31, 2009 ....      138   10.00    11.20    1.40%    3.40%      1,531    4.17%    6.26%       2.06%
    December 31, 2008 ....      179    9.60    10.54    1.40%    3.40%      1,863   -3.61%   -1.68%       3.56%
  Total Return
    Portfolio
    December 31, 2012 ....    1,401    1.59    15.86    1.40%    3.40%      5,556    5.92%    8.16%       2.57%
    December 31, 2011 ....    1,388    1.47    14.68    1.40%    3.40%      3,244    0.16%    2.16%       2.62%
    December 31, 2010 ....    1,423    1.44    14.37    1.40%    3.40%      3,725    4.53%    6.67%       2.42%
    December 31, 2009 ....    1,534    1.35    13.48    1.40%    3.40%      4,721   10.16%   12.50%       5.33%
    December 31, 2008 ....    1,316    1.20    11.99    1.40%    3.40%      4,687    1.31%    3.45%       4.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                     LOWEST  HIGHEST  LOWEST  HIGHEST    TOTAL     LOWEST  HIGHEST  INVESTMENT
                            UNITS    ---------------  ---------------  NET ASSETS  ---------------    INCOME
FUND DESCRIPTION            (000s)     UNIT VALUE      EXPENSE RATIO    (000s)      TOTAL RETURN      RATIO
--------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE
  CONTRACTS TRUST:
  Emerging Markets
    Portfolio
    December 31, 2012 ....       22  $ 9.31  $ 10.44    1.40%    3.25% $      225    8.00%   10.13%       0.23%
    December 31, 2011 ....       20    8.62     9.48    1.40%    3.25%        190  -26.01%  -24.70%       0.00%
    December 31, 2010 ....       21   11.65    12.59    1.40%    3.25%        258   11.91%   14.04%       0.35%
    December 31, 2009 ....       40   10.41    11.04    1.40%    3.25%        446   68.45%   71.43%       0.77%
    December 31, 2008 ....       24    6.18     6.44    1.40%    3.25%        156  -59.66%  -58.85%       0.08%
  Equity Income
    Portfolio
    December 31, 2012 ....      291    1.33    14.23    1.40%    3.40%        682    6.29%   10.07%       3.09%
    December 31, 2011 ....      420    1.23    13.15    1.40%    3.40%      1,658    2.23%    5.67%       2.21%
    December 31, 2010 ....      375    1.18    12.63    1.40%    3.40%        849   15.23%   19.49%       2.05%
    December 31, 2009 ....      407    1.00    10.76    1.40%    3.40%        781   10.08%   13.46%       2.69%
    December 31, 2008 ....      482    0.89     9.60    1.40%    3.40%      1,104  -32.80%  -30.20%       2.49%
  Fund Portfolio
    December 31, 2012 ....       83    1.07    12.45    1.40%    3.40%        314    6.29%    9.84%       1.26%
    December 31, 2011 ....      105    0.99    11.51    1.40%    3.40%        315   -7.73%   -3.94%       1.21%
    December 31, 2010 ....      107    1.05    12.25    1.40%    3.40%        353   11.84%   15.45%       0.98%
    December 31, 2009 ....      157    0.92    10.75    1.40%    3.40%        622   20.77%   25.00%       1.57%
    December 31, 2008 ....      257    0.74     8.75    1.40%    3.40%        819  -36.59%  -34.33%       1.43%
  Fundamental Value
    Portfolio
    December 31, 2012 ....        9    8.19     9.18    1.40%    3.25%         84    7.06%    9.03%       0.93%
    December 31, 2011 ....       12    7.65     8.42    1.40%    3.25%        101   -6.82%   -4.97%       0.72%
    December 31, 2010 ....       12    8.21     8.86    1.40%    3.25%        107    5.80%    7.65%       0.63%
    December 31, 2009 ....        3    7.76     8.23    1.40%    3.25%         27   11.98%   14.15%       0.75%
    December 31, 2008 ....        4    6.93     7.21    1.40%    3.25%         26  -34.68%  -33.49%       1.04%
  High Yield Portfolio
    December 31, 2012 ....        7   12.75    14.87    1.40%    3.40%        106   11.84%   14.12%       5.26%
    December 31, 2011 ....        8   11.40    13.03    1.40%    3.40%        104   -5.32%   -3.41%       4.98%
    December 31, 2010 ....      122   12.04    13.49    1.40%    3.40%      1,637   13.69%   15.99%       5.29%
    December 31, 2009 ....      121   10.59    11.63    1.40%    3.40%      1,397   54.82%   57.80%       7.48%
    December 31, 2008 ....      342    6.84     7.37    1.40%    3.40%      2,500  -37.82%  -36.52%       6.58%
  Mid Cap Value
    Portfolio
    December 31, 2012 ....        5   10.23    11.93    1.40%    3.40%         56    7.01%    9.25%       0.98%
    December 31, 2011 ....        7    9.56    10.92    1.40%    3.40%         72   -8.95%   -7.14%       0.73%
    December 31, 2010 ....       10   10.50    11.76    1.40%    3.40%        120   14.01%   16.21%       1.02%
    December 31, 2009 ....        8    9.21    10.12    1.40%    3.40%         81   21.02%   23.57%       0.26%
    December 31, 2008 ....       10    7.61     8.19    1.40%    3.40%         84  -36.00%  -34.69%       1.91%
  Strategic Income
    Portfolio
    December 31, 2012 ....       32   12.62    14.14    1.40%    3.25%        450    7.59%    9.61%       4.65%
    December 31, 2011 ....       16   11.73    12.90    1.40%    3.25%        207   -1.68%    0.16%       4.90%
    December 31, 2010 ....       15   11.93    12.88    1.40%    3.25%        195    7.87%    9.80%       5.35%
    December 31, 2009 ....       15   11.06    11.73    1.40%    3.25%        180   25.11%   27.50%      10.59%
    December 31, 2008 ....       94    8.84     9.20    1.40%    3.25%        861  -14.51%  -12.96%       6.44%
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
    December 31, 2012 ....       79    2.29    22.93    1.40%    3.40%        365    3.97%    6.11%       0.00%
    December 31, 2011 ....      117    2.16    21.61    1.40%    3.40%        549  -15.04%  -13.25%       1.86%
    December 31, 2010 ....      187    2.49    24.94    1.40%    3.40%      1,011   25.71%   28.16%       1.86%
    December 31, 2009 ....      197    1.95    19.46    1.40%    3.40%        828   52.77%   56.00%       0.00%
    December 31, 2008 ....      207    1.25    12.48    1.40%    3.40%        568  -45.19%  -43.95%       1.99%
  Small-Cap Portfolio
    December 31, 2012 ....      195    2.43    24.32    1.40%    3.40%        803    8.70%   10.96%       0.09%
    December 31, 2011 ....      234    2.19    21.93    1.40%    3.40%        979   -6.45%   -4.61%       0.25%
    December 31, 2010 ....      298    2.30    22.99    1.40%    3.40%      1,984   16.48%   19.17%       0.09%
    December 31, 2009 ....      314    1.93    19.34    1.40%    3.40%      1,892   30.69%   33.29%       0.00%
    December 31, 2008 ....      425    1.45    14.51    1.40%    3.40%      2,314  -29.62%  -28.20%       0.72%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                     LOWEST  HIGHEST  LOWEST  HIGHEST    TOTAL     LOWEST  HIGHEST  INVESTMENT
                            UNITS    ---------------  ---------------  NET ASSETS  ---------------    INCOME
FUND DESCRIPTION            (000s)     UNIT VALUE      EXPENSE RATIO    (000s)      TOTAL RETURN      RATIO
--------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE
  SERIES TRUST:
  Value Portfolio
    December 31, 2012 ....      468  $ 1.72  $ 17.18    1.40%    3.40% $    1,253   22.98%   25.58%       0.84%
    December 31, 2011 ....      590    1.37    13.68    1.40%    3.40%      1,254  -23.91%  -22.16%       1.75%
    December 31, 2010 ....      708    1.76    17.63    1.40%    3.40%      1,854   10.29%   12.51%       3.91%
    December 31, 2009 ....      775    1.57    15.67    1.40%    3.40%      1,912   40.39%   44.04%       0.00%
    December 31, 2008 ....      745    1.09    10.94    1.40%    3.40%      1,439  -45.53%  -44.41%       0.84%
VAN ECK VIP TRUST:
  Emerging Markets Fund
    December 31, 2012 ....      362    2.65    27.74    1.40%    6.20%      1,467   25.48%   29.94%       0.00%
    December 31, 2011 ....      492    2.07    21.67    1.35%    3.40%      1,480  -28.22%  -25.78%       1.18%
    December 31, 2010 ....      622    2.83    29.60    0.85%    3.40%      2,728   22.57%   26.76%       0.91%
    December 31, 2009 ....      902    2.26    23.66    1.40%    3.40%        807  106.06%  113.86%       0.10%
    December 31, 2008 ....      773    1.07    11.26    1.40%    3.40%      1,560  -65.96%  -64.83%       0.00%
  Global Bond Fund
    December 31, 2012 ....      165    2.00    19.08    1.40%    4.63%        587    2.01%    5.68%       2.46%
    December 31, 2011 ....      218    1.92    18.33    1.40%    4.17%        684    4.53%    8.02%       7.64%
    December 31, 2010 ....      271    1.80    17.19    1.40%    7.42%        817    2.67%    6.00%       3.45%
    December 31, 2009 ....      294    1.72    16.42    1.40%    3.40%      4,875    2.38%    5.82%       3.92%
    December 31, 2008 ....      362    1.65    15.71    1.40%    3.40%      1,128    0.18%    3.85%       6.83%
  Global Hard Assets
    Fund
    December 31, 2012 ....      405    3.73    31.82    1.40%    4.60%      2,237   -0.08%    3.44%       0.59%
    December 31, 2011 ....      487    3.66    31.21    1.40%    4.16%      3,116  -19.25%  -16.60%       1.14%
    December 31, 2010 ....      535    4.44    37.89    1.40%    4.31%      3,891   24.91%   29.44%       0.43%
    December 31, 2009 ....      614    3.49    29.73    1.40%    3.40%      4,077   52.23%   57.08%       0.23%
    December 31, 2008 ....      678    2.24    19.14    1.40%    3.40%      3,092  -47.92%  -46.07%       0.31%
  Multi-Manager
    Alternatives Fund
    December 31, 2012 ....       36    1.02    10.17    1.40%    3.40%         88   -2.04%    0.00%       0.00%
    December 31, 2011 ....       70    1.02    10.18    1.40%    3.40%        222   -5.56%   -3.60%       0.95%
    December 31, 2010 ....       44    1.06    10.56    1.40%    3.40%        151    1.52%    3.92%       0.00%
    December 31, 2009 ....       41    1.02    10.22    1.40%    3.40%        204   10.02%   12.33%       0.15%
    December 31, 2008 ....       53    0.91     9.12    1.40%    3.40%        388  -16.03%  -14.15%       0.13%
WELLS FARGO ADVANTAGE
  VT FUNDS:
  Discovery Fund
    December 31, 2012 ....      141   15.47    20.13    1.40%    3.40%      2,540   13.75%   17.72%       0.00%
    December 31, 2011 ....      150   13.60    17.10    0.70%    3.40%      2,334   -2.93%    0.47%       0.00%
    December 31, 2010 ....      204   14.01    17.02    0.88%    3.40%      3,208   31.06%   35.51%       0.00%
    December 31, 2009 ....      223   10.69    12.56    1.22%    3.40%      2,618   35.66%   40.34%       0.00%
    December 31, 2008 ....      215    7.88     8.95    0.93%    3.40%      1,830  -46.25%  -44.38%       0.00%
  Opportunity Fund
    December 31, 2012 ....      515    1.76    22.66    1.40%    4.63%      1,836   11.62%   15.79%       0.09%
    December 31, 2011 ....      635    1.52    19.90    1.40%    4.17%      2,269   -8.65%   -5.59%       0.14%
    December 31, 2010 ....      739    1.61    21.35    1.40%    4.32%      2,847   19.55%   23.85%       0.77%
    December 31, 2009 ....      816    1.30    17.50    1.40%    3.40%      2,445   42.82%   47.73%       0.00%
    December 31, 2008 ....      858    0.88    12.01    1.40%    3.40%      1,799  -42.11%  -40.14%       1.90%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ...........................             1,329,704.7       63,662.5       (194,911.0)   1,198,456.2
   Large Cap Growth ...............................             1,882,759.8       39,983.5       (298,348.4)   1,624,394.9
   Mid Cap Growth .................................               843,579.9       76,618.4       (175,072.8)     745,125.5
   Small Cap Growth ...............................               798,076.1       17,216.3       (118,990.6)     696,301.8
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC.:
   Growth and Income ..............................               221,077.2       99,833.1        (49,697.5)     271,212.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .......................................                52,425.4       15,014.0        (22,385.1)      45,054.3
   Income & Growth ................................               567,111.1       82,965.3       (136,466.7)     513,609.7
   Inflation Protection ...........................                42,018.4       17,225.2        (15,724.2)      43,519.4
   International ..................................               375,247.9       39,490.3        (73,966.6)     340,771.6
   Large Company Value ............................                 2,553.0        4,027.1           (993.4)       5,586.7
   Ultra ..........................................                 2,472.2       11,574.0        (12,135.2)       1,911.0
   Value ..........................................               998,709.7       17,095.1       (156,741.5)     859,063.3
   Vista ..........................................                 9,293.3        5,402.5         (7,055.0)       7,640.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   CVP Seligman Global Technology .................               764,912.9       65,598.2       (157,266.2)     673,244.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .............................                   313.4            0.0              0.0          313.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..........................                13,532.1        7,904.1         (6,961.0)      14,475.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .........               773,754.3       19,410.0       (110,685.9)     682,478.4
DREYFUS STOCK INDEX FUND: .........................             4,685,760.4      186,546.5       (591,586.4)   4,280,720.5
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ............................               511,283.5       16,867.8        (83,857.0)     444,294.3
FEDERATED INSURANCE SERIES:
   High Income Bond II ............................               270,473.9       36,400.1        (43,551.1)     263,322.9
   Kaufmann II ....................................                11,368.9        4,624.0         (5,209.5)      10,783.4
   Managed Volatility II ..........................               246,995.4       19,507.8        (61,005.4)     205,497.8
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..............        a
   All-Asset Aggressive Strategy ..................        b        5,557.3        1,539.8             (2.8)       7,094.3
   All-Asset Conservative Strategy ................        b        1,719.4            0.0           (372.7)       1,346.7
   All-Asset Moderate Strategy ....................        b       35,408.7        2,409.7        (11,607.8)      26,210.6
   CLS AdvisorOne Amerigo .........................        b      113,499.8        2,992.8        (21,073.9)      95,418.7
   CLS AdvisorOne Clermont ........................        b       48,118.9        5,607.0        (11,271.4)      42,454.5
   Multi-Hedge Strategies .........................        b        1,485.9            0.0           (800.9)         685.0
   Rydex Banking ..................................        c        9,547.9      482,287.5       (413,066.9)      78,768.5
   Rydex Basic Materials ..........................        c       29,363.1       15,160.4        (34,942.8)       9,580.7
   Rydex Biotechnology ............................        c       59,262.1      155,111.7       (139,317.7)      75,056.1
   Rydex Commodities Strategy .....................        c       21,809.1        2,508.8         (6,470.0)      17,847.9
   Rydex Consumer Products ........................        c       53,305.2       31,285.6        (43,631.7)      40,959.1
   Rydex Dow 2X Strategy ..........................        c      124,307.9       58,276.8        (76,693.5)     105,891.2
   Rydex Electronics ..............................        c        6,950.1       56,595.7        (58,346.8)       5,199.0
   Rydex Energy ...................................        c       79,404.6        9,213.0        (39,202.6)      49,415.0
   Rydex Energy Services ..........................        c       79,698.3       10,012.1        (56,806.4)      32,904.0
   Rydex Europe 1.25X Strategy ....................        c        9,919.5       90,674.0        (72,254.1)      28,339.4
   Rydex Financial Services .......................        c       27,576.4      121,577.7       (131,904.5)      17,249.6
   Rydex Government Long Bond 1.2X Strategy .......        c      213,516.1      867,163.7     (1,008,748.4)      71,931.4
   Rydex Health Care ..............................        c       24,633.6       75,828.2        (68,716.8)      31,745.0
   Rydex Internet .................................        c        6,112.7       35,366.8        (32,889.0)       8,590.5
   Rydex Inverse Dow 2X Strategy ..................        c      167,959.0    6,112,093.2     (6,114,962.9)     165,089.3
   Rydex Inverse Government Long Bond Strategy ....        c       55,937.9    1,285,518.7     (1,299,413.0)      42,043.6
   Rydex Inverse Mid-Cap Strategy .................        c        1,900.5        1,800.5         (2,772.4)         928.6
   Rydex Inverse NASDAQ-100(R) Strategy ...........        c      118,453.3      439,077.8       (498,342.3)      59,188.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)           a
   Rydex Inverse Russell 2000(R) Strategy .........        c        6,974.6      228,063.8       (218,099.0)      16,939.4
   Rydex Inverse S&P 500 Strategy .................        c      260,601.3      319,747.9       (463,522.7)     116,826.5
   Rydex Japan 2X Strategy ........................        c       12,688.2       67,737.2        (67,669.3)      12,756.1
   Rydex Leisure ..................................        c        2,404.3          158.4         (1,236.1)       1,326.6
   Rydex Mid Cap 1.5X Strategy ....................        c       62,689.5      211,591.8       (196,062.8)      78,218.5
   Rydex NASDAQ-100(R) ............................        c      117,199.5      104,748.0       (111,493.3)     110,454.2
   Rydex NASDAQ-100(R) 2X Strategy ................        c       55,579.4      760,916.0       (759,358.9)      57,136.5
   Rydex Nova .....................................        c      121,470.5       70,113.6        (89,882.0)     101,702.1
   Rydex Precious Metals ..........................        c      160,926.6      195,520.7       (241,345.5)     115,101.8
   Rydex Real Estate ..............................        c       12,114.4       29,038.9        (31,769.8)       9,383.5
   Rydex Retailing ................................        c        3,116.8        3,830.8         (2,742.2)       4,205.4
   Rydex Russell 2000(R) 1.5X Strategy ............        c       50,132.2      151,234.1       (169,721.7)      31,644.6
   Rydex Russell 2000(R) 2X Strategy ..............        c       12,686.1       18,733.8        (11,842.1)      19,577.8
   Rydex S&P 500 2X Strategy ......................        c       64,257.6      162,429.9       (171,476.6)      55,210.9
   Rydex S&P 500 Pure Growth ......................        c       60,764.1      219,619.7       (254,703.0)      25,680.8
   Rydex S&P 500 Pure Value .......................        c       47,330.3      145,868.9       (135,034.0)      58,165.2
   Rydex S&P MidCap 400 Pure Growth ...............        c       17,292.2       11,734.8        (19,399.3)       9,627.7
   Rydex S&P MidCap 400 Pure Value ................        c       16,843.5       97,110.3        (92,991.6)      20,962.2
   Rydex S&P SmallCap 600 Pure Growth .............        c       95,744.5       40,551.5       (120,176.3)      16,119.7
   Rydex S&P SmallCap 600 Pure Value ..............        c       43,960.6       81,107.3        (87,642.1)      37,425.8
   Rydex Strengthening Dollar 2X Strategy .........        c        1,556.0           46.0         (1,170.1)         431.9
   Rydex Technology ...............................        c        7,339.2       73,618.0        (73,302.2)       7,655.0
   Rydex Telecommunications .......................        c        8,625.1       23,868.3        (22,562.1)       9,931.3
   Rydex Transportation ...........................        c       10,205.1       10,523.9        (20,567.8)         161.2
   Rydex U.S. Government Money Market .............        c    1,244,049.2       19,502.9       (389,815.4)     873,736.7
   Rydex Utilities ................................        c       97,861.7       65,734.5        (82,636.9)      80,959.3
   Rydex Weakening Dollar 2X Strategy .............        c        3,521.1          137.4           (783.0)       2,875.5
   U.S. Long Short Momentum .......................        b       19,565.5        1,578.0         (1,092.5)      20,051.0
INVESCO VARIABLE INSURANCE FUNDS:
   Core Equity ....................................                62,225.4        7,091.3         (9,867.7)      59,449.0
   Diversified Dividend ...........................        d       16,863.5       48,719.3        (45,911.2)      19,671.6
   Global Health Care .............................               173,509.0       67,345.5        (51,414.3)     189,440.2
   Global Real Estate .............................               196,814.4       19,791.1        (57,759.4)     158,846.1
   High Yield .....................................               742,300.3      176,957.5       (382,553.3)     536,704.5
   Mid Cap Core Equity ............................                74,025.5        3,680.1        (12,409.5)      65,296.1
   Money Market ...................................        e             --    2,843,142.1     (1,882,165.7)     960,976.4
   Technology .....................................               118,087.5      200,930.4       (176,904.5)     142,113.4
   Van Kampen Value Opportunities .................        f       99,750.3       16,665.9        (31,082.3)      85,333.9
JANUS ASPEN SERIES:
   Balanced .......................................                57,509.6        8,827.6        (12,105.3)      54,231.9
   Enterprise .....................................             2,299,246.4       65,606.4       (299,925.0)   2,064,927.8
   Forty ..........................................                16,906.3        5,255.3         (5,737.0)      16,424.6
   Janus ..........................................             3,529,119.2      133,069.1       (436,546.2)   3,225,642.1
   Overseas .......................................               408,723.2       44,606.3       (163,510.6)     289,818.9
   Perkins Mid Cap Value ..........................                 4,605.5        1,323.9           (611.4)       5,318.0
   Worldwide ......................................             3,297,224.2       96,887.1       (501,683.3)   2,892,428.0
LAZARD RETIREMENT SERIES, INC:
   Emerging Markets Equity ........................                55,976.8       18,307.2        (32,124.1)      42,159.9
   International Equity ...........................                17,881.0        8,886.9         (8,789.0)      17,978.9
   US Small-Mid Cap Equity ........................               521,181.5        6,665.9        (80,162.0)     447,685.4
   US Strategic Equity ............................                76,104.0        1,667.6        (27,425.0)      50,346.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ................                19,661.7       18,090.0        (30,126.0)       7,625.7
   ClearBridge Equity Income Builder I ............                 7,907.3       40,054.5        (11,647.2)      36,314.6
   ClearBridge Fundamental All Cap Value I ........                19,201.1        5,098.2        (10,595.0)      13,704.3
   ClearBridge Large Cap Growth I .................                 6,649.9       24,912.2        (13,903.5)      17,658.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...........                 2,991.3        2,112.9           (535.6)       4,568.6
   Western Asset Strategic Bond ...................                73,150.0       91,020.0        (43,352.8)     120,817.2
LORD ABBETT SERIES FUND, INC:
   Capital Structure ..............................               119,770.2        6,021.0         (4,342.8)     121,448.4
   Growth and Income ..............................             1,835,504.5       52,819.2       (236,834.1)   1,651,489.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Large Cap Value ................................        g      521,484.3        8,109.6       (108,460.9)     421,133.0
   Mid-Cap Growth .................................               191,448.0       10,409.6        (54,327.5)     147,530.1
   Mid Cap Intrinsic Value ........................        h       49,062.3          912.1        (17,512.0)      32,462.4
   Short Duration Bond ............................               511,172.4       12,312.9       (185,212.6)     338,272.7
   Small-Cap Growth ...............................                25,011.0        4,494.9        (17,250.4)      12,255.5
   Socially Responsive ............................                15,550.5          107.9         (3,865.6)      11,792.8
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...................................               821,882.5       23,129.5       (122,004.2)     723,007.8
   JNF Equity .....................................             1,810,774.1       58,288.5       (327,283.5)   1,541,779.1
   JNF Money Market ...............................        i      911,530.8    1,856,328.3     (2,767,859.1)            --
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ......................................                30,700.0        6,894.8         (9,786.7)      27,808.1
   CommodityRealReturn Strategy ...................                19,939.3        1,901.1         (6,803.2)      15,037.2
   Emerging Markets Bond ..........................                 6,679.3        2,242.4         (2,165.8)       6,755.9
   Foreign Bond US Dollar-Hedged ..................                 3,713.5          327.1           (548.9)       3,491.7
   Global Bond Unhedged ...........................                14,478.1       49,561.7        (32,151.6)      31,888.2
   High Yield .....................................                73,190.8       56,233.8        (63,265.1)      66,159.5
   Long-Term US Government ........................                40,137.9       28,148.2        (50,019.0)      18,267.1
   Low Duration ...................................                58,772.8        2,489.1        (35,167.3)      26,094.6
   Real Return ....................................             1,088,761.1       83,267.5       (196,928.1)     975,100.5
   Short-Term .....................................               120,922.4        7,987.2        (92,924.2)      35,985.4
   Total Return ...................................             1,387,830.5      620,714.8       (607,120.1)   1,401,425.2
PIONEER VARIABLE CONTRACTS TRUST:
   Emerging Markets ...............................                20,067.0       20,296.3        (18,551.3)      21,812.0
   Equity Income ..................................               419,513.0       18,067.3       (147,061.1)     290,519.2
   Fund ...........................................               105,418.5        3,107.4        (25,333.3)      83,192.6
   Fundamental Value ..............................        j       11,985.8          391.9         (3,271.8)       9,105.9
   High Yield .....................................                 8,026.3          556.4         (1,419.5)       7,163.2
   Mid Cap Value ..................................                 6,589.4        2,242.6         (4,130.3)       4,701.7
   Strategic Income ...............................                16,183.2       42,280.0        (26,314.0)      32,149.2
ROYCE CAPITAL FUND:
   Micro-Cap ......................................               116,814.2        8,558.8        (46,246.4)      79,126.6
   Small-Cap ......................................               234,057.4       21,218.8        (60,365.3)     194,910.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..........................................               590,330.2       34,812.1       (157,226.3)     467,916.0
VAN ECK VIP TRUST:
   Emerging Markets ...............................               492,269.1       50,503.4       (180,646.5)     362,126.0
   Global Bond ....................................               217,641.6        5,904.9        (58,533.4)     165,013.1
   Global Hard Assets .............................               486,542.3       29,609.9       (111,188.0)     404,964.2
   Multi-Manager Alternatives .....................                69,542.2        7,215.5        (40,343.8)      36,413.9
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ......................................               150,250.8       12,441.7        (21,691.6)     141,000.9
   Opportunity ....................................               634,964.4       10,212.4       (129,825.1)     515,351.7
                                                               -----------------------------------------------------------
                                                               43,452,496.5   20,940,768.6    (26,607,147.4)  37,786,117.7
                                                               ===========================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ...........................             1,535,951.4       81,885.3       (288,132.0)   1,329,704.7
   Large Cap Growth ...............................             2,038,832.7       61,676.7       (217,749.6)   1,882,759.8
   Mid Cap Growth .................................               974,428.7       36,288.7       (167,137.5)     843,579.9
   Small Cap Growth ...............................               955,014.4       12,428.1       (169,366.4)     798,076.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC.:
   Growth and Income ..............................               187,972.3      105,095.7        (71,990.8)     221,077.2
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .......................................                37,655.1       42,194.0        (27,423.7)      52,425.4
   Income & Growth ................................               637,428.1       60,642.3       (130,959.3)     567,111.1
   Inflation Protection ...........................                29,257.2       29,297.1        (16,535.9)      42,018.4
   International ..................................               459,808.9       61,949.8       (146,510.8)     375,247.9
   Large Company Value ............................                    32.4        3,538.4         (1,017.8)       2,553.0
   Ultra ..........................................                 2,353.6          697.0           (578.4)       2,472.2
   Value ..........................................             1,150,092.8       51,809.9       (203,193.0)     998,709.7
   Vista ..........................................                10,466.5          749.6         (1,922.8)       9,293.3
COLUMBIA FUNDS VARIABLE SERIES TRUST: .............        a
   CVP Seligman Global Technology .................        b      341,682.8      603,584.5       (180,354.4)     764,912.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .............................                 1,846.4        4,251.9         (5,784.9)         313.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..........................                11,928.5        5,372.4         (3,768.8)      13,532.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .........               895,003.8       53,904.3       (175,153.8)     773,754.3
DREYFUS STOCK INDEX FUND: .........................             5,306,471.7      159,504.5       (780,215.8)   4,685,760.4
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ............................               681,014.9       24,373.3       (194,104.7)     511,283.5
FEDERATED INSURANCE SERIES:
   High Income Bond II ............................               366,842.6       20,154.4       (116,523.1)     270,473.9
   Kaufmann II ....................................                12,211.7          899.5         (1,742.3)      11,368.9
   Managed Volatility II ..........................        c      311,868.8       24,316.8        (89,190.2)     246,995.4
INVESCO VARIABLE INSURANCE FUNDS:
   Van Kampen Value Opportunities .................        i      114,673.3       32,361.0        (47,284.0)      99,750.3
   Core Equity ....................................                74,156.9        1,596.3        (13,527.8)      62,225.4
   Diversified Dividend ...........................      d,k             --       19,942.6         (3,079.1)      16,863.5
   Financial Services .............................        e      111,487.4        6,298.9       (117,786.3)            --
   Global Health Care .............................               141,992.2       60,082.9        (28,566.1)     173,509.0
   Global Real Estate .............................               225,130.0       10,451.0        (38,766.6)     196,814.4
   High Yield .....................................               254,673.4      928,252.6       (440,625.7)     742,300.3
   Mid Cap Core Equity ............................                78,719.9        5,195.1         (9,889.5)      74,025.5
   Technology .....................................               118,810.7       97,320.9        (98,044.1)     118,087.5
JANUS ASPEN SERIES:
   Balanced .......................................                52,033.3       10,770.4         (5,294.1)      57,509.6
   Enterprise .....................................             2,579,637.7       67,880.3       (348,271.6)   2,299,246.4
   Forty ..........................................                18,595.8        4,689.1         (6,378.6)      16,906.3
   Janus ..........................................             3,879,757.7      125,514.4       (476,152.9)   3,529,119.2
   Overseas .......................................               558,696.7       44,823.9       (194,797.4)     408,723.2
   Perkins Mid Cap Value ..........................                 5,439.3          123.9           (957.7)       4,605.5
   Worldwide ......................................             3,614,702.9       96,233.3       (413,712.0)   3,297,224.2
LAZARD RETIREMENT SERIES, INC:
   Emerging Markets Equity ........................               102,247.6        7,895.4        (54,166.2)      55,976.8
   International Equity ...........................                17,722.4       14,400.4        (14,241.8)      17,881.0
   US Small-Mid Cap Equity ........................               582,567.9       29,651.5        (91,037.9)     521,181.5
   US Strategic Equity ............................                91,180.7        6,328.3        (21,405.0)      76,104.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ................                10,099.7       45,174.9        (35,612.9)      19,661.7
   ClearBridge Equity Income Builder I ............                 7,908.1        5,016.0         (5,016.8)       7,907.3
   ClearBridge Fundamental All Cap Value I ........                19,471.6        5,348.3         (5,618.8)      19,201.1
   ClearBridge Large Cap Growth I .................                 7,168.1          359.6           (877.8)       6,649.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...........               255,199.0          866.8       (253,074.5)       2,991.3
   Western Asset Strategic Bond ...................                34,533.5      110,276.3        (71,659.8)      73,150.0
LORD ABBETT SERIES FUND, INC:
   Capital Structure ..............................               148,155.9       12,940.8        (41,326.5)     119,770.2
   Growth and Income ..............................             2,139,057.3       79,630.4       (383,183.2)   1,835,504.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .................................               268,787.0       57,181.6       (134,520.6)     191,448.0
   Large Cap Value ................................        m      710,247.1       42,523.3       (231,286.1)     521,484.3
   Mid Cap Intrinsic Value ........................        n       71,683.9       15,346.9        (37,968.5)      49,062.3
   Short Duration Bond ............................               524,656.4       97,560.2       (111,044.2)     511,172.4
   Small-Cap Growth ...............................                21,028.4       29,365.1        (25,382.5)      25,011.0
   Socially Responsive ............................                16,270.3          529.3         (1,249.1)      15,550.5
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...................................               877,408.5       41,511.9        (97,037.9)     821,882.5
   JNF Equity .....................................             2,030,201.1       57,691.3       (277,118.3)   1,810,774.1
   JNF Money Market ...............................             1,117,500.9    1,298,343.7     (1,504,313.8)     911,530.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ......................................                25,309.7       21,251.0        (15,860.7)      30,700.0
   CommodityRealReturn Strategy ...................                27,766.0        6,611.4        (14,438.1)      19,939.3
   Emerging Markets Bond ..........................                 8,178.1        2,936.4         (4,435.2)       6,679.3
   Foreign Bond US Dollar-Hedged ..................                 4,719.4        1,075.3         (2,081.2)       3,713.5
   Global Bond Unhedged ...........................                14,070.4       48,958.8        (48,551.1)      14,478.1
   High Yield .....................................               218,007.9       66,525.6       (211,342.7)      73,190.8
   Long Term US Government ........................                30,560.0       76,599.1        (67,021.2)      40,137.9
   Low Duration ...................................                51,941.4       29,876.1        (23,044.7)      58,772.8
   Real Return ....................................             1,137,572.0      329,640.2       (378,451.1)   1,088,761.1
   Short-Term .....................................               134,404.7       50,663.9        (64,146.2)     120,922.4
   Total Return ...................................             1,423,304.9      568,735.5       (604,209.9)   1,387,830.5
PIONEER VARIABLE CONTRACTS TRUST:
   Fundamental Value ..............................        o       12,076.6          480.1           (570.9)      11,985.8
   Emerging Markets ...............................                20,512.2       12,762.9        (13,208.1)      20,067.0
   Equity Income ..................................               375,007.3      126,758.0        (82,252.3)     419,513.0
   Fund ...........................................               106,673.3        4,518.1         (5,772.9)     105,418.5
   High Yield .....................................               122,348.4        4,352.2       (118,674.3)       8,026.3
   Mid Cap Value ..................................                10,196.8        3,323.9         (6,931.3)       6,589.4
   Money Market ...................................        f        5,814.7             --         (5,814.7)            --
   Strategic Income ...............................                15,146.3       18,121.7        (17,084.8)      16,183.2
ROYCE CAPITAL FUND:
   Micro-Cap ......................................               187,271.4       13,516.6        (83,973.8)     116,814.2
   Small-Cap ......................................               298,407.3       17,311.6        (81,661.5)     234,057.4
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..............        h
   Rydex Banking ..................................        j       18,471.3      366,608.8       (375,532.2)       9,547.9
   Rydex Basic Materials ..........................        j       50,135.5       67,197.7        (87,970.1)      29,363.1
   Rydex Biotechnology ............................        j       78,267.5       72,705.4        (91,710.8)      59,262.1
   Rydex Commodities Strategy .....................        j       27,922.8      127,094.4       (133,208.1)      21,809.1
   Rydex Consumer Products ........................        j       69,339.2       91,625.5       (107,659.5)      53,305.2
   Rydex Dow 2X Strategy ..........................        j      169,774.4      335,079.5       (380,546.0)     124,307.9
   Rydex Electronics ..............................        j       12,042.5       45,559.2        (50,651.6)       6,950.1
   Rydex Energy ...................................        j      127,179.3      139,024.0       (186,798.7)      79,404.6
   Rydex Energy Services ..........................        j      107,742.9      175,358.2       (203,402.8)      79,698.3
   Rydex Europe 1.25X Strategy ....................        j       15,603.1      133,988.7       (139,672.3)       9,919.5
   Rydex Financial Services .......................        j       21,199.7       44,864.7        (38,488.0)      27,576.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                BEGINNING         UNITS          UNITS            END
FUND DESCRIPTION                                      NOTES*     OF YEAR        PURCHASED       REDEEMED        OF YEAR
--------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)           h
   Rydex Government Long Bond 1.2X Strategy .......        j      134,320.4    1,376,050.5     (1,296,854.8)     213,516.1
   Rydex Health Care ..............................        j       35,346.5      118,541.8       (129,254.7)      24,633.6
   Rydex Internet .................................        j       13,440.9       39,013.7        (46,341.9)       6,112.7
   Rydex Inverse Dow 2X Strategy ..................        j   125,862.1       3,934,460.5     (3,892,363.6)     167,959.0
   Rydex Inverse Government Long Bond Strategy ....        j   82,728.9        1,077,719.5     (1,104,510.5)      55,937.9
   Rydex Inverse Mid-Cap Strategy .................        j        1,588.6        8,430.3         (8,118.4)       1,900.5
   Rydex Inverse NASDAQ-100(R) Strategy ...........        j   44,065.1        1,209,309.0     (1,134,920.8)     118,453.3
   Rydex Inverse Russell 2000(R) Strategy .........        j       22,628.2      258,902.8       (274,556.4)       6,974.6
   Rydex Inverse S&P 500 Strategy .................        j   87,375.7        2,422,784.7     (2,249,559.1)     260,601.3
   Rydex Japan 2X Strategy ........................        j       22,537.8      156,118.4       (165,968.0)      12,688.2
   Rydex Leisure ..................................        j        4,633.4        3,567.1         (5,796.2)       2,404.3
   Rydex Mid Cap 1.5X Strategy ....................        j       91,577.8      619,408.4       (648,296.7)      62,689.5
   Rydex NASDAQ-100(R) ............................        j      159,553.9      175,666.5       (218,020.9)     117,199.5
   Rydex NASDAQ-100(R) 2X Strategy ................        j      112,272.8    1,000,034.3     (1,056,727.7)      55,579.4
   Rydex Nova .....................................        j      152,766.2       58,364.5        (89,660.2)     121,470.5
   Rydex Precious Metals ..........................        j      200,430.3      487,942.5       (527,446.2)     160,926.6
   Rydex Real Estate ..............................        j       76,738.6       36,523.9       (101,148.1)      12,114.4
   Rydex Retailing ................................        j        6,713.5        4,915.0         (8,511.7)       3,116.8
   Rydex Russell 2000(R) 1.5X Strategy ............        j       62,641.4      220,806.2       (233,315.4)      50,132.2
   Rydex Russell 2000(R) 2X Strategy ..............        j       56,580.4      218,069.9       (261,964.2)      12,686.1
   Rydex S&P 500 2X Strategy ......................        j      114,440.5      341,252.7       (391,435.6)      64,257.6
   Rydex S&P 500 Pure Growth ......................        j       83,150.4      673,169.3       (695,555.6)      60,764.1
   Rydex S&P 500 Pure Value .......................        j      190,240.0      928,450.3     (1,071,360.0)      47,330.3
   Rydex S&P MidCap 400 Pure Growth ...............        j       85,505.2      147,304.4       (215,517.4)      17,292.2
   Rydex S&P MidCap 400 Pure Value ................        j       42,265.6       24,184.8        (49,606.9)      16,843.5
   Rydex S&P SmallCap 600 Pure Growth .............        j       29,765.9      196,699.9       (130,721.3)      95,744.5
   Rydex S&P SmallCap 600 Pure Value ..............        j       30,331.9       78,752.8        (65,124.1)      43,960.6
   All-Asset Aggressive Strategy ..................        i        4,148.5        1,411.9             (3.1)       5,557.3
   All-Asset Conservative Strategy ................        i        2,281.3             --           (561.9)       1,719.4
   All-Asset Moderate Strategy ....................        i       19,577.5       20,624.8         (4,793.6)      35,408.7
   CLS AdvisorOne Amerigo .........................        i      127,991.4       10,261.3        (24,752.9)     113,499.8
   CLS AdvisorOne Clermont ........................        i       40,905.8       18,223.5        (11,010.4)      48,118.9
   Multi-Hedge Strategies .........................        i        1,789.7        1,833.5         (2,137.3)       1,485.9
   U.S. Long Short Momentum .......................        i       28,733.5        3,061.5        (12,229.5)      19,565.5
   Rydex Strengthening Dollar 2X Strategy .........        j        1,306.9        6,523.7         (6,274.6)       1,556.0
   Rydex Technology ...............................        j       23,096.8       33,433.4        (49,191.0)       7,339.2
   Rydex Telecommunications .......................        j       10,992.0       62,763.8        (65,130.7)       8,625.1
   Rydex Transportation ...........................        j       12,924.9       93,329.9        (96,049.7)      10,205.1
   Rydex U.S. Government Money Market .............        j    1,770,477.2    6,745,082.0     (7,271,510.0)   1,244,049.2
   Rydex Utilities ................................        j       89,233.9      190,191.9       (181,564.1)      97,861.7
   Rydex Weakening Dollar 2X Strategy .............        j        5,719.4        5,651.5         (7,849.8)       3,521.1
SELIGMAN PORTFOLIOS, INC: .........................        a
   Communications & Information ...................        g      477,724.2          901.5       (478,625.7)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..........................................               707,541.9       22,091.1       (139,302.8)     590,330.2
VAN ECK VIP TRUST:
   Emerging Markets ...............................               622,423.0       23,272.9       (153,426.8)     492,269.1
   Global Bond ....................................               271,194.7       29,204.1        (82,757.2)     217,641.6
   Global Hard Assets .............................               535,121.0       57,017.1       (105,595.8)     486,542.3
   Multi-Manager Alternatives .....................                44,445.5       39,484.3        (14,387.6)      69,542.2
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ......................................               204,249.3       29,079.8        (83,078.3)     150,250.8
   Opportunity ....................................               738,859.8       24,936.2       (128,831.6)     634,964.4
                                                               -----------------------------------------------------------
                                                               49,566,975.1   31,152,040.7    (37,266,519.3)  43,452,496.5
                                                               ===========================================================

 *See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES
      FOR THE PERIOD ENDING DECEMBER 31, 2012:
a) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust prior to the name change effective May 1, 2012.
b) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012:
            Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy
            Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy
            Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy
            Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo
            Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
            Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies
            Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
c) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added 'Rydex' as a prefix to the fund name as of May 1, 2012.
d) Invesco V.I. Diversified Dividend was formerly Invesco V.I. Dividend Growth prior to its name change May 1, 2012.
e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.
f) Invesco Van Kampen V.I. Value Opportunities was formerly Invesco V.I. Basic Value prior to its name change May 1, 2012.
g) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.
h) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.
i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).
j) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.
      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a) Seligman Portfolios merged into Columbia Funds Variable Series Trust effective March 11, 2011.
b) CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
c) Federated Managed Volatility II was formerly Federated Capital Income II prior to its name change December 2, 2011.
d)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f)    For the period January 1, 2011 through April 28, 2011 (liquidation of fund).
g) Seligman Portfolios Communications & Information merged into Seligman Portfolios Global Technology March 11, 2011.
h) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust prior to the name change effective May 1, 2012.
i) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012:
            Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy
            Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy
            Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy
            Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo
            Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
            Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies
            Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
j) The Guggenheim VIT funds not mentioned in 2011 Footnote "i" above added 'Rydex' as a prefix to the fund name as of May 1, 2012.
k) Invesco V.I. Diversified Dividend was formerly Invesco V.I. Dividend Growth prior to its name change May 1, 2012.
l) Invesco Van Kampen V.I. Value Opportunities was formerly Invesco V.I. Basic Value prior to its name change May 1, 2012.
m) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.
n) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.
o) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2012, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2012 and 2011, and the financial highlights for each of the five years in the periods ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2012, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2012 and 2011, and financial highlights for each of the five years in the periods ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 19, 2013

================================================================================

                        JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E SPONSOR Jefferson National Life Insurance Company
                        DISTRIBUTOR
                        Jefferson National Securities Corporation
                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        BDO USA, LLP

                                 PART C
                           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2012 and 2011, and for the three years ended December 31, 2012.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2012 and for each of the two years ended December 31, 2012.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

 (1) (a)      Resolution of Board of Directors of the Company             (10)
              authorizing the establishment of the Separate Account.

     (b)      Resolution Changing the Name of the Separate Account        (1)

 (2)          Not Applicable.

 (3) (a)  (i) Form of Principal Underwriter's Agreement of the Company    (1)
              on behalf of the Separate Account and Inviva Securities
              Corporation.

         (ii) Form of Amendment to the Principal Underwriter's            (1)
              Agreement

     (b)      Form of Selling Agreement                                   (1)

 (4) (a)      Form of Individual Contract - Achievement. (CVIC-4047)      (1)

     (b)      Form of Individual Contract - Educator. (CVIC-4048)         (1)

     (c)      Form of Group Contract. (CVIC-4048)                         (2)

     (d)      Form of Waiver of Contingent Deferred Sales Charges for     (1)
              Unemployment Rider. (CVIC-4023)

     (e)      Form of Waiver of Contingent Deferred Sales Charges for     (1)
              Nursing Care Confinement Rider. (CVIC-4020)

     (f)      Form of Waiver of Contingent Deferred Sales Charges for     (1)
              Terminal Illness Rider. (CVIC-4021)

     (g)      Form of Age 100 Endorsement (Annuity Date END 8-12)         (20)

     (h)      Form of 403(b) Endorsement (JNL-403(b) END 7-12)            (20)

 (5)          Form of Application for Individual Annuity Contract.        (1)
              (JNL-6000)

 (6) (a)      Amended and Restated Articles of Incorporation of Conseco   (1)
              Variable Insurance Company.

     (b)      Amended and Restated By-Laws of the Company.                (1)

 (7)          Not Applicable.

 (8) (a)      Form of Participation Agreement dated October 23, 2002      (1)
              with Conseco Series Trust and Conseco Equity Sales, Inc.
              and amendments thereto dated September 10, 2003 and February 1, 2001.

          (i) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement dated October 23, 2002 by and among 40|86
              Series Trust, 40|86 Advisors, Inc. and Jefferson National
              Life Insurance Company.

     (b)  (i) Form of Participation Agreement by and among A I M          (3)
              Distributors, Inc., Jefferson National Life Insurance
              Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (ii) Form of Amendment dated April 6, 2004 to the                (1)
              Participation Agreement by and among A I M Distributors,
              Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

        (iii) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement by and among A I M Distributors, Inc.,
              Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (iv) Form of Amendment dated May 1, 2008 to the Participation    (15)
              Agreement by and among A I M Distributors, Inc.,
              Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

          (v) Form of amendment dated August 10, 2010 to the form of      (18)
              Participation Agreement dated May 1, 2003 by and among
              AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

         (vi) Form of amendment dated September 13, 2010 to the form of   (18)
              Participation Agreement dated May 1, 2003 by and among
              AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

     (c)  (i) Form of Participation Agreement among the Alger American    (4)
              Fund, Great American Reserve Insurance Company and Fred
              Alger and Company, Inc. dated March 31, 1995.

         (ii) Form of Amendment dated November 5, 1999 to the             (5)
              Participation Agreement among the Alger American Fund,
              Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

        (iii) Form of Amendment dated January 31, 2001 to the             (5)
              Participation Agreement among the Alger American Fund,
              Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv) Form of Amendments August 4, 2003 and March 22, 2004 to     (1)
              the Participation Agreement among the Alger American
              Fund, Great American Reserve Insurance Company and Fred
              Alger and Company, Inc. dated March 31, 1995.

          (v) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement among the Alger American Fund, Jefferson
              National Life Insurance Company and Fred Alger and
              Company, Inc. dated March 31, 1995.

         (vi) Form of Amendment dated May 1, 2008 to the Participation    (15)
              Agreement among The Alger American Fund, Jefferson
              National Life Insurance Company and Fred Alger and
              Company, Inc. dated March 31, 1995.

     (d)  (i) Form of Participation Agreement between Great American      (4)
              Reserve Insurance Company and American Century Investment Services as of 1997.

         (ii) Form of Amendment dated November 15, 1997 to the            (5)
              Participation Agreement between Great American Reserve Insurance Company and American Century Investment
              Services as of 1997.

        (iii) Form of Amendment dated December 31, 1997 to the            (5)
              Participation Agreement between Great American Reserve Insurance Company and American Century Investment
              Services as of 1997.

         (iv) Form of Amendment dated January 13, 2000 to the             (5)
              Participation Agreement between Great American Reserve Insurance Company and American Century Investment
              Services as of 1997.

          (v) Form of Amendment dated February 9, 2001 to the             (5)
              Participation Agreement between Great American Reserve Insurance Company and American Century Investment
              Services as of 1997.

         (vi) Form of Amendments dated July 31, 2003 and March 25, 2004   (1)
              to the Participation Agreement between Great American
              Reserve Insurance Company and American Century Investment Services as of 1997.

        (vii) Form of Amendments dated May 1, 2005 to the Participation   (11)
              Agreement between Jefferson National Life Insurance
              Company and American Century Investment Services as of
              1997.

       (viii) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement between Jefferson National Life Insurance
              Company and American Century Investment Services as of
              1997.

         (ix) Form of Amendment dated May 1, 2007 to the Participation    (14)
              Agreement between Jefferson National Life Insurance
              Company and American Century Investment Services.

          (x) Form of Amendment October 26, 2010 to the Participation     (18)
              Agreement as of 1997 between Jefferson National Life
              Insurance Company and American Century Investment
              Services

     (e)  (i) Form of Participation Agreement dated May 1, 1995 by and    (5)
              among Conseco Variable Insurance Company, Dreyfus
              Variable Investment Fund, The Dreyfus Socially
              Responsible Growth Fund, Inc., Dreyfus Life and Annuity
              Index Fund, Inc. and Dreyfus Investment Portfolios.

         (ii) Form of Amendment dated March 21, 2002 to the               (5)
              Participation Agreement dated May 1, 1995 by and among
              Conseco Variable Insurance Company, Dreyfus Variable
              Investment Fund, The Dreyfus Socially Responsible Growth
              Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

        (iii) Form of Amendment dated May 1, 2003 to the Participation    (1)
              Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
              Life and Annuity Index Fund, Inc. and Dreyfus Investment
              Portfolios.

         (iv) Form of Amendment dated 2004 to the Participation           (1)
              Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
              Life and Annuity Index Fund, Inc. and Dreyfus Investment
              Portfolios.


          (v) Form of Amendment dated May 1, 2005 to the Participation
              Agreement dated May 1, 1995 by and among Jefferson          (11)
              National Life Insurance Company, Dreyfus Variable
              Investment Fund, The Dreyfus Socially Responsible Growth
              Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f)  (i) Form of Participation Agreement dated March 6, 1995 by      (4)
              and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.


         (ii) Form of Amendment dated 1999 to the Participation           (5)
              Agreement dated March 6, 1995 by and among Conseco
              Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.


        (iii) Form of Amendment dated January 31, 2001 to the             (5)
              Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
              Series and Federated Securities Corp.

         (iv) Form of Amendment dated 2004 to the Participation           (1)
              Agreement dated March 6, 1995 by and among Conseco
              Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (v) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement dated March 6, 1995 by and among Jefferson
              National Life Insurance Company, Federated Insurance
              Series and Federated Securities Corp.

     (g)  (i) Form of Participation Agreement by and among First          (6)
              American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated
              2001.


         (ii) Form of Amendment dated April 25, 2001 to the               (5)
              Participation Agreement by and among First American
              Insurance Portfolios, Inc., First American Asset
              Management and Conseco Variable Insurance Company dated
              2001.

        (iii) Form of Amendment dated May 1, 2003 to the Participation    (1)
              Agreement by and among First American Insurance
              Portfolios, Inc., First American Asset Management and
              Conseco Variable Insurance Company dated 2001.

     (h)  (i) Form of Participation Agreement among Janus Aspen Series    (1)
              and Jefferson National Life Insurance Company dated May
              1, 2003 and Form of Amendment dated July 2003 thereto.

         (ii) Form of Amendment date May 1, 2005 to the Participation
              Agreement among Janus Aspen Series and Jefferson National   (11)
              Life Insurance Company dated May 1, 2003.

        (iii) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement among Janus Aspen Series, Janus Distributors
              LLC and Jefferson National Life Insurance Company dated
              February 1, 2001.

         (iv) Form of Amendment dated May 1, 2008 to the Participation    (15)
              Agreement among Janus Aspen Series, Janus Distributors
              LLC and Jefferson National Life Insurance Company dated
              February 1, 2001 (Service and Institutional)

     (i)  (i) Form of Participation Agreement among Lazard Retirement     (1)
              Series, Inc., Lazard Asset Management, LLC, Inviva
              Securities Corporation and Jefferson National Life
              Insurance Company dated May 1, 2003.

         (ii) Form of Amendment dated March 21, 2004 to the               (1)
              Participation Agreement among Lazard Retirement Series,
              Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

     (j)  (i) Form of Participation Agreement dated April 10, 1997 by     (4)
              and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (ii) Form of Amendment dated December 1, 2001 to the             (7)
              Participation Agreement dated April 10, 1997 by and among
              Lord, Abbett & Co. and Great American Reserve Insurance
              Company.


        (iii) Form of Amendment dated May 1, 2003 to the Participation    (1)
              Agreement dated April 10, 1997 by and among Lord, Abbett
              & Co. and Great American Reserve Insurance Company.

         (iv) Form of Participation Agreement dated February 13, 2008     (16)
              by and among Jefferson National Life Insurance Company,
              Lord Abbett Series Fund, Inc. and Lord Abbett Distributor
              LLC.

     (k)  (i) Form of Participation Agreement dated April 30, 1997 by     (5)
              and among Neuberger&Berman Advisers Management Trust,
              Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance
              Company.


         (ii) Form of Amendment dated May 1, 2000 to the Participation    (5)
              Agreement dated April 30, 1997 by and among Neuberger
              Berman Advisers Management Trust, Advisers Managers
              Trust, Neuberger Berman Management Incorporated and
              Conseco Variable Insurance Company.

        (iii) Form of Amendment dated January 31, 2001 to the             (5)
              Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
              Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

         (iv) Form of Amendment dated May 1, 2004 to the Participation    (8)
              Agreement dated April 30, 1997 by and among Neuberger
              Berman Advisers Management Trust, Neuberger Berman
              Management Incorporated and Jefferson National Life
              Insurance Company.

          (v) Form of Amendment dated April 4, 2004 to the                (1)
              Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
              Berman Management Incorporated and Jefferson National
              Life Insurance Company.

         (vi) Form of Amendment dated May 1, 2005 to the Participation
              Agreement dated April 30, 1997 by and among Neuberger       (11)
              Berman Advisers Management Trust, Neuberger Berman
              Management Incorporated and Jefferson National Life
              Insurance Company.

        (vii) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement dated April 30, 1997 by and among Neuberger
              Berman Advisers Management Trust, Neuberger Berman
              Management Incorporated and Jefferson National Life
              Insurance Company.

       (viii) Form of Amendment dated May 1, 2007 to the Participation    (14)
              Agreement dated April 30, 1997 by and among Neuberger
              Berman Advisers Management Trust, Neuberger Berman
              Management Incorporated and Jefferson National Life
              Insurance Company.

         (ix) Form of Amendment dated May 1, 2009 to the Participation    (16)
              Agreement dated April 30, 1997 by and among Neuberger
              Berman Advisers Management Trust, Neuberger Berman
              Management Incorporated and Jefferson National Life
              Insurance Company.

     (l)  (i) Form of Participation Agreement dated May 1, 2003 by and    (1)
              among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
              Company and amended dated April 13, 2004 thereto.

         (ii) Form of Amendment dated May 1, 2005 to the Participation    (11)
              Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
              Jefferson National Life Insurance Company.

        (iii) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
              Jefferson National Life Insurance Company.

         (iv) Form of Amendment dated May 1, 2008 to the Participation    (15)
              Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
              LLC and Jefferson National Life Insurance Company.

          (v) Form of Amendment dated May 1, 2009 to the Participation    (16)
              Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
              LLC and Jefferson National Life Insurance Company.

         (vi) Form of amendment dated October 1, 2010 to the              (18)
              Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance
              Trust, and Allianz Global Investors Distributors

        (vii) Form of Amendment dated January 23, 2012 to the             (19)
              Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance
              Trust, and PIMCO Investments LLC.

     (m)  (i) Form of Participation Agreement dated May 1, 2003 among     (1)
              Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc.
              and Pioneer Funds Distributor, Inc.

         (ii) Form of Amendment to the Participation Agreement dated      (11)
              May 1, 2003 among Pioneer Variable Contract Trust,
              Jefferson National Life Insurance Company, Pioneer
              Investment Management, Inc. and Pioneer Funds
              Distributor, Inc.

        (iii) Form of amendment to Participation Agreement dated May 1,   (13)
              2006 among Pioneer Variable Contract Trust, Jefferson
              National Life Insurance Company, Pioneer Investment
              Management,

              Inc. and Pioneer Funds Distributor, Inc.

         (iv) Form of amendment to Participation Agreement dated May 1,   (15)
              2008 among Pioneer Variable Contract Trust, Jefferson
              National Life Insurance Company, Pioneer Investment
              Management, Inc. and Pioneer Funds Distributor, Inc.

          (v) Form of amendment to Participation Agreement dated May 1,   (16)
              2009 among Pioneer Variable Contract Trust, Jefferson
              National Life Insurance Company, Pioneer Investment
              Management, Inc. and Pioneer Funds Distributor, Inc.

     (n)      Form of Participation Agreement dated May 1, 2003 by and    (1)
              among Royce Capital Fund, Royce & Associates, LLC and
              Jefferson National Life Insurance Company and Inviva
              Securities Corporation and Form of Amendment dated April
              5, 2004 thereto.

          (i) Form of amendment to Participation Agreement dated May 1,   (13)
              2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

         (ii) Form of amendment to Participation Agreement dated May 1,   (15)
              2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
              Jefferson National Securities Corporation.

     (o)  (i) Form of Participation Agreement dated March 24, 2000 by     (9)
              and among Conseco Variable Insurance Company, RYDEX
              Variable Trust and PADCO Financial Services, Inc.

         (ii) Form of Amendment dated April 13, 2004 to the Form of       (1)
              Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

        (iii) Form of Amendment dated May 1, 2005 to the Form of          (11)
              Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iv) Form of Amendment dated May 1, 2006 to the Form of          (13)
              Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
              Trust and PADCO Financial Services, Inc.

          (v) Form of Amendment dated March 31, 2008 to the Form of       (15)
              Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
              Trust and Rydex Distributors, Inc.

         (vi) Form of Amendment dated May 1, 2010 to the Form of          (17)
              Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
              Trust and Rydex Distributors, Inc.

        (vii) Form of amendment dated November 18, 2010 to the Form of    (18)
              Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable
              Trust, and Rydex Distributors.

     (p)  (i) Form of Participation Agreement dated April 2004 between    (1)
              Jefferson National Life Insurance Company and Citigroup
              Global Markets Inc.

         (ii) Form of Amendment dated May 1, 2005 to the Form of          (11)
              Participation Agreement dated April 2004 between
              Jefferson National Life Insurance Company and Citigroup
              Global Markets Inc.

        (iii) Form of Amendment dated April 28, 2007 to Form of           (14)
              Participation Agreement dated April 2004 between
              Jefferson National Life Insurance Company and Citigroup
              Global Markets Inc. (Legg Mason)

     (q)  (i) Form of Participation Agreement dated May 1, 2000 by and    (6)
              among Seligman Portfolios, Inc., Seligman Advisors, Inc.
              and Conseco Variable Insurance Company.

         (ii) Form of Amendment dated January 31, 2001 to the             (5)
              Participation Agreement dated May 1, 2000 by and among
              Seligman Portfolios, Inc., Seligman Advisors, Inc. and
              Conseco Variable Insurance Company.

        (iii) Form of Amendment dated August 5, 2003 to the               (1)
              Participation Agreement dated May 1, 2000 by and among
              Seligman Portfolios, Inc., Seligman Advisors, Inc. and
              Conseco Variable Insurance Company.

         (iv) Form of Amendment dated 2004 to the Participation           (1)
              Agreement dated May 1, 2000 by and among Seligman
              Portfolios, Inc., Seligman Advisors, Inc. and Conseco
              Variable Insurance Company.

          (v) Form of Amendment dated May 1, 2006 to the Participation    (13)
              Agreement dated May 1, 2000 by and among Seligman
              Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
              National Life Insurance Company.

         (vi) Form of Amendment dated March 31, 2008 to the               (15)
              Participation Agreement dated May 1, 2000 by and among
              Seligman Portfolios, Inc., Seligman Advisors, Inc. and
              Jefferson National Life Insurance Company.

     (r)  (i) Form of Participation Agreement dated April 30, 1997 by     (5)
              and among Great American Reserve Insurance Company,
              Strong Variable Insurance Funds, Inc., Strong Special
              Fund II, Inc, Strong Capital Management, Inc. and Strong
              Funds Distributors, Inc.

         (ii) Form of Amendment dated December 11, 1997 to                (5)
              Participation Agreement dated April 30, 1997 by and among
              Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
              Distributors, Inc.

        (iii) Form of Amendment dated December 14. 1999 to                (5)
              Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable
              Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
              Strong Capital Management, Inc. and Strong Investments,
              Inc.

         (iv) Form of Amendment dated March 1, 2001 to Participation      (5)
              Agreement dated April 30, 1997 by and among Conseco
              Variable Insurance Company, Strong Variable Insurance
              Funds, Inc., Strong Opportunity Fund II, Inc., Strong
              Capital Management, Inc. and Strong Investments, Inc.

          (v) Form of Amendments dated December 2, 2003 and April 5,      (1)
              2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
              Variable Insurance Funds, Inc., Strong Opportunity Fund
              II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s)  (i) Form of Participation Agreement dated May 1, 2003 with by   (8)
              and among Third Avenue Management LLC and Jefferson
              National Life Insurance Company.

         (ii) Form of Amendment dated April 6, 2004 to the                (1)
              Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
              Life Insurance Company.

     (t)  (i) Form of Participation Agreement dated February 29, 2000     (5)
              by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
              Corporation.

         (ii) Form of Amendment dated January 31, 2001 to Participation   (5)
              Agreement dated February 29, 2000 by and among Conseco
              Variable Insurance Company, Van Eck Worldwide Insurance
              Trust and Van Eck Associates Corporation.

        (iii) Form of Amendment dated January 31, 2001 to Participation   (5)
              Agreement dated February 29, 2000 by and among Conseco
              Variable Insurance Company, Van Eck Worldwide Insurance

              Trust and Van Eck Associates Corporation.

         (iv) Form of Amendment dated May 1, 2003 to Participation        (8)
              Agreement dated March 1, 1995 by and among Van Eck
              Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

          (v) Form of Amendment dated May 1, 2010 to Participation        (17)
              Agreement dated March 1, 1995 by and among Van Eck
              Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u)  (i) Form of Participation Agreement between Jefferson           (1)
              National Life Insurance Company, Bisys Fund Services LP,
              Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii) Form of Amendment dated 2004 to the Participation           (1)
              Agreement between Jefferson National Life Insurance
              Company, Bisys Fund Services LP, Choice Investment
              Management Variable Insurance funds dated May 1, 2003.

     (v)  (i) Form of Participation Agreement between Jefferson           (11)
              National Life Insurance Company, Wells Fargo Funds
              Distributor, LLC and Wells Fargo Variable Trust date
              April 8, 2005.

         (ii) Form of Amendment dated May 1, 2006 to Participation        (13)
              Agreement between Jefferson National Life Insurance
              Company, Wells Fargo Funds Distributor, LLC and Wells
              Fargo Variable Trust dated April 8, 2005.

        (iii) Form of Amendment dated May 1, 2008 to Participation        (15)
              Agreement between Jefferson National Life Insurance
              Company, Jefferson National Securities Corporation, Wells
              Fargo Funds Distributor, LLC and Wells Fargo Variable
              Trust dated April 8, 2005.

     (w)  (i) Form of Participation Agreement between Jefferson           (11)
              National Life Insurance Company, Rafferty Asset
              Management, LLC and Potomac Insurance Trust dated May 1,
              2005.

         (ii) Form of Amendment dated May 1, 2006 to Participation        (13)
              Agreement between Jefferson National Life Insurance
              Company, Rafferty Asset Management, LLC and Potomac
              Insurance Trust dated May 1, 2005.

        (iii) Form of Amendment dated May 1, 2008 to Participation        (15)
              Agreement between Jefferson National Life Insurance
              Company, Rafferty Asset Management, LLC and Direxion
              Insurance Trust dated May 1, 2005.

     (x)  (i) Form of Participation Agreement between Jefferson           (13)
              National Life Insurance Company, Alliance Capital
              Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

         (ii) Form of Amendment dated March 1, 2008 to Form of            (15)
              Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
              AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y)  (i) Form of Participation Agreement between Northern Lights     (14)
              Variable Trust and Jefferson National Life Insurance
              Company dated May 1, 2007

         (ii) Form of Amended Participation Agreement between Northern    (15)
              Lights Variable Trust and Jefferson National Life
              Insurance Company dated March 18, 2008.

     (z)  (i) Form of Participation Agreement among Jefferson National    (17)
              Life Insurance Company, Federated Insurance Series and
              Federated Securities Corp. dated March, 2010.

     (aa) (i) Form of Participation Agreement dated August 24, 2011 by    (19)
              and among Jefferson National Life Insurance Company,
              Rydex Variable Trust, SBL Fund, and Rydex Distributors,
              LLC.

(9)           Opinion and Consent of Counsel.                             (20)

(10)          Consent of Independent Registered Public Accounting Firm.   (20)

(11)          Financial Statements omitted from Item 23 above.            N/A

(12)          Initial Capitalization Agreement.                           N/A

(13) (a)  (i) Powers of Attorney                                          (1)

         (ii) Powers of Attorney - Laurence Greenberg                      (12)

        (iii) Powers of Attorney - Robert Jefferson                       (13)

         (iv) Powers of Attorney - for Joseph F. Vap                      (16)

          (v) Powers of Attorney - Mitchell H. Caplan                     (17)

         (vi) Powers of Attorney for - Robert C. Covington                (19)

        (vii) Powers of Attorney for - Andrew T. Mulderry                 (19)

       (viii) Powers of Attorney for - Steven F. Piaker                   (19)

         (ix) Powers of Attorney for - Eric S. Schwartz                   (19)

          (x) Powers of Attorney for - David Lau                          (20)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number
0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number
000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number
0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number
0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration
Statement for Jefferson National Life Annuity Account G (File

Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number
0000930413-06-003346).

 (14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number
0000930413-07-003582).

 (15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number
0000891092-08-002105).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number
0000891092-09-001690)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number
0000891092-10-001650)

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)

(19) Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 23 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2012 (Accession Number
0000891092-12-002377)

(20) Filed herewith

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                       POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan         Director, Chief Executive Officer
Laurence P. Greenberg      Director, President
Craig A. Hawley            Director, General Counsel and Secretary
David Lau                  Director, Chief Operating Officer
Joseph Vap                 Director, Chief Financial Officer and Treasurer
Robert C. Covington(1)     Director
Andrew T. Mulderry(2)      Director
Steven F. Piaker(3)        Director
Eric S. Schwartz(4)        Director


(1)  The business address of this director is 2 Lenon Place, Little
Rock, AR 72207

(2)  The business address of this director is 240 Forest Avenue, Rye NY
10580

(3)  The business address of this director is 64 Arlen Way, West
Hartford, CT 06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                                                      ----------------------------
Revised 12/31/12                                                                                          Organizational Chart
                                                                                                      ----------------------------

 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees          New Investors          Employees              New Investors          Employees
    & Affiliates       9.3% of Series A     100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A     voting units (3)        non-voting           non-voting            voting units (6)        non-voting
  voting units (2)                             units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 15, 2013, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 7654 of which 7374 were qualified contracts and 280 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                          POSITIONS AND OFFICES

Craig A. Hawley               President, General Counsel and Secretary
Jon Hurd*                     Financial & Operations Principal


* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972



(c) JNSC retains no compensation or commissions from the registrant.


                                      COMPENSATION
                                           ON
                    NET UNDERWRITING   REDEMPTION
NAME OF PRINCIPAL    DISCOUNTS AND         OR          BROKERAGE
   UNDERWRITER        COMMISSIONS     ANNUITIZATION   COMMISSIONS   COMPENSATION

Jefferson National       None              None           None          None
Securities Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.  REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) -
(d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 24 and 24 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 19th day of April, 2013.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:/s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



       SIGNATURE                         TITLE                     DATE

/s/Mitchell H. Caplan*         Director, Chief Executive Officer 04/19/2013
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President               04/192013
Name: Laurence Greenberg

/s/ David Lau*                 Director, Chief Operating         04/19/2013
Name: David Lau                Officer

/s/ Joseph F. Vap*             Chief Financial Officer and       04/19/2013
Name: Joseph F. Vap            Treasurer

/s/ Andrew Mulderry*           Director                          04/19/2013
Name: Andrew Mulderry

/s/ Robert C. Covington*       Director                          04/19/2013
Name: Robert C. Covington

/s/ Eric Schwartz*             Director                          04/19/2013
Name: Eric Schwartz

s/s Steven F. Piaker*          Director                          04/19/2013
Name: Steven F. Piaker

/s/ Craig A. Hawley*           Director, General Counsel
Name:  Craig A. Hawley         & Secretary                       04/19/2013
Attorney in Fact

                             EXHIBIT INDEX


(4) (g)     Form of Age 100 Endorsement (Annuity Date END 8-12)

    (h)     Form of 403(b) Endorsement (JNL-403(b) END 7-12)

(9)         Opinion and Consent of Counsel.

(10)        Consent of Independent Registered Public Accounting Firm.

(13)(x)     Powers of Attorney for - David Lau.